UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2015

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	18
LifeStrategy Moderate Growth Fund.	28
LifeStrategy Growth Fund.	38
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard LifeStrategy Income Fund	2.83%
Income Composite Index	2.95
Income Composite Average	2.00
Income Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
DSDSD
Vanguard LifeStrategy Conservative Growth Fund	3.33%
Conservative Growth Composite Index	3.55
Conservative Growth Composite Average	2.77
Conservative Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
DSDSD
Vanguard LifeStrategy Moderate Growth Fund	3.86%
Moderate Growth Composite Index	4.12
Moderate Growth Composite Average	3.52
Moderate Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
DSDSD
Vanguard LifeStrategy Growth Fund	4.34%
Growth Composite Index	4.67
Growth Composite Average	4.26
Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
DSDSD
For a benchmark description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

The returns for the four Vanguard LifeStrategy Funds ranged from nearly 3% to about 4% for the six months ended April 30, 2015. The funds’ returns, which were in line with the results of their benchmark indexes, reflected the general strength in global stock and bond markets. The funds surpassed the average returns of their composite peer groups.

Please note that in February we announced that we were enhancing the global diversification of the LifeStrategy Funds. As the box on page 5 explains, the funds will gradually expand their international stock and bond exposure by the end of 2015. This move will not change the overall allocation to stocks and bonds in your fund, nor will it change its overall asset allocation strategy.

Stocks closed out higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks over the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that ranged from Greece’s debt crisis

2

to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned 6%. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

More stock exposure led to higher returns
The LifeStrategy Funds are a series of broadly diversified, low-cost portfolios. The four funds, each with a different fixed target allocation, use underlying index funds to try to meet various risk-based objectives—the more growth-oriented the fund, for example, the greater its allocation to stocks.

As you would expect, given that stocks generally fared better than bonds in the six-month period, the LifeStrategy Funds with the largest stock allocations performed best. Vanguard LifeStrategy Growth Fund, which has an allocation of about 80% stocks and about 20% bonds, delivered the strongest result. Vanguard LifeStrategy Income Fund, which has the most conservative asset mix, about 20% stocks and about 80% bonds, had the lowest return. The results for the two other funds fell in between.

International stocks had a slight edge over their domestic counterparts during the period. This may have been because investors considered international stocks more attractively valued than U.S. stocks, many of which have attained lofty valuations after a six-year bull market.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.14%	0.95%
LifeStrategy Conservative Growth Fund	0.15	1.02
LifeStrategy Moderate Growth Fund	0.16	1.10
LifeStrategy Growth Fund	0.17	1.18

The fund expense figures shown—drawn from the prospectus dated February 26, 2015—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.13% for the LifeStrategy Income Fund, 0.14% for the LifeStrategy Conservative Growth Fund, 0.15% for the LifeStrategy Moderate Growth Fund, and 0.16% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratiosfor these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

4

International diversification is increasing for the LifeStrategy Funds

The Vanguard LifeStrategy Funds will expand their international exposure by the end of 2015, further enhancing the diversification of your investments. The amount allocated to international stocks will increase from 30% to 40% of the overall stock allocation, and the amount allocated to international bonds will increase from 20% to 30% of the overall bond allocation.

Although the allocation to domestic stocks and bonds will be reduced, the overall allocation of stocks and bonds will remain the same for the funds, which target specific allocations as a way to meet investors’ different objectives, time horizons, and risk tolerances.

By boosting the funds’ international exposure, we aim to lower their long-term volatility.
Research has shown that non-U.S. stocks have diversified the returns of U.S. stocks on average over time. With fixed income, the primary factors driving international bond prices differ from those for U.S. bonds, providing a diversification benefit.

The chart below shows how we’re adjusting the allocations to further diversify the funds.

The LifeStrategy Funds are adding more international stocks and bonds

By the end of 2015, the non-U.S.stock	By the end of 2015, the non-U.S. bond
allocation of the LifeStrategy Funds will	allocation of the LifeStrategy Funds will
increase from 30% to 40%.	increase from 20% to 30%.

Non-U.S.
U.S.

Source: Vanguard.

5

Each LifeStrategy Fund has exposure to both domestic and international stocks through two underlying funds—Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund. For the six months, the Total Stock Market Index Fund returned 4.65%, and the Total International Stock Index Fund returned 5.07%. (Returns are for Investor Shares.)

Each LifeStrategy Fund also has exposure to domestic and international bonds through two underlying funds, Vanguard Total Bond Market II Index Fund and Vanguard Total International Bond Index Fund. The U.S. bond fund returned 2.08%, trailing its international counterpart by more than a percentage point. International bonds seemed to get a boost during the period from extraordinarily accommodative measures from central bankers in Europe and Japan.

Keep in mind that the Total International Bond Index Fund uses forward currency contracts to minimize the effects of fluctuations in exchange rates. Without this hedging, international bond returns (as measured by the Barclays Global Aggregate Index ex USD) would have been negative for the period.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes occur at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2015

6

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.93	$15.13	$0.158	$0.061
Vanguard LifeStrategy Conservative Growth
Fund	$18.86	$18.82	$0.194	$0.461
Vanguard LifeStrategy Moderate Growth Fund	$24.32	$24.83	$0.260	$0.158
Vanguard LifeStrategy Growth Fund	$29.12	$29.88	$0.304	$0.188

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2015

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.03%
Acquired Fund Fees and Expenses[1]	0.14%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	63.8%
Vanguard Total International Bond Index
Fund Investor Shares	16.1
Vanguard Total Stock Market Index Fund
Investor Shares	13.9
Vanguard Total International Stock Index
Fund Investor Shares	6.2

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.99	0.55
Beta	1.01	0.74

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.13%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

LifeStrategy Income Fund
Income Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	6.66%	5.77%	3.12%	1.91%	5.03%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (13.9%)
Vanguard Total Stock Market Index Fund Investor Shares	8,952,660	469,836

International Stock Fund (6.2%)
Vanguard Total International Stock Index Fund Investor Shares	12,292,771	208,362

U.S. Bond Fund (63.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	197,828,801	2,154,356

International Bond Fund (16.1%)
Vanguard Total International Bond Index Fund Investor Shares	50,813,082	543,700
Total Investment Companies (Cost $3,048,842)		3,376,254
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $3,097)	3,097,480	3,097
Total Investments (100.1%) (Cost $3,051,939)		3,379,351
Other Assets and Liabilities (-0.1%)
Other Assets		7,638
Liabilities		(9,756)
		(2,118)
Net Assets (100%)
Applicable to 223,235,100 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,377,233
Net Asset Value Per Share		$15.13

10

LifeStrategy Income Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,040,597
Undistributed Net Investment Income	5,846
Accumulated Net Realized Gains	3,378
Unrealized Appreciation (Depreciation)	327,412
Net Assets	3,377,233

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	33,622
Net Investment Income—Note B	33,622
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,185
Affiliated Investment Securities Sold	923
Realized Net Gain (Loss)	7,108
Change in Unrealized Appreciation (Depreciation) of Investment Securities	49,394
Net Increase (Decrease) in Net Assets Resulting from Operations	90,124

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,622	61,667
Realized Net Gain (Loss)	7,108	13,284
Change in Unrealized Appreciation (Depreciation)	49,394	93,419
Net Increase (Decrease) in Net Assets Resulting from Operations	90,124	168,370
Distributions
Net Investment Income	(33,997)	(60,573)
Realized Capital Gain[1]	(12,903)	(16,656)
Total Distributions	(46,900)	(77,229)
Capital Share Transactions
Issued	491,338	851,276
Issued in Lieu of Cash Distributions	44,160	72,207
Redeemed	(307,175)	(812,916)
Net Increase (Decrease) from Capital Share Transactions	228,323	110,567
Total Increase (Decrease)	271,547	201,708
Net Assets
Beginning of Period	3,105,686	2,903,978
End of Period[2]	3,377,233	3,105,686

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $5,499,000 and $2,809,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,846,000 and $6,221,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.93	$14.47	$14.73	$14.28	$14.15	$13.20
Investment Operations
Net Investment Income	.154	.307	.294	.353	.357	.388
Capital Gain Distributions Received	.029	.004	.064	.116	.059	—
Net Realized and Unrealized Gain (Loss)
on Investments	.236	.535	.189	.429	.109	.954
Total from Investment Operations	.419	.846	.547	.898	.525	1.342
Distributions
Dividends from Net Investment Income	(.158)	(. 303)	(. 293)	(. 354)	(. 361)	(. 392)
Distributions from Realized Capital Gains	(. 061)	(. 083)	(. 514)	(. 094)	(. 034)	—
Total Distributions	(. 219)	(. 386)	(. 807)	(. 448)	(. 395)	(. 392)
Net Asset Value, End of Period	$15.13	$14.93	$14.47	$14.73	$14.28	$14.15

Total Return[1]	2.83%	5.95%	3.88%	6.41%	3.77%	10.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,377	$3,106	$2,904	$2,750	$2,402	$2,251
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.14%	0.14%	0.14%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.10%	2.04%	2.45%	2.52%	2.89%
Portfolio Turnover Rate	3%	12%	25%	8%[2]	43%[3]	9%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

15

LifeStrategy Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $3,051,939,000. Net unrealized appreciation of investment securities for tax purposes was $327,412,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	32,601	58,114
Issued in Lieu of Cash Distributions	2,949	4,972
Redeemed	(20,383)	(55,726)
Net Increase (Decrease) in Shares Outstanding	15,167	7,360

16

LifeStrategy Income Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA1	NA1	1	—	3,097
Vanguard Total Bond Market II
Index Fund	1,989,600	172,146	20,359	23,118	6,185	2,154,356
Vanguard Total International
Bond Index Fund	494,494	37,664	—	4,107	—	543,700
Vanguard Total International
Stock Index Fund	184,969	20,107	5,473	2,106	—	208,362
Vanguard Total Stock Market
Index Fund	435,258	38,136	20,606	4,290	—	469,836
Total	3,105,265	268,053	46,438	33,622	6,185	3,379,351
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

17

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2015

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.03%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds

Vanguard Total Bond Market II Index Fund
Investor Shares	47.7%
Vanguard Total Stock Market Index Fund
Investor Shares	27.7
Vanguard Total International Stock Index
Fund Investor Shares	12.4
Vanguard Total International Bond Index
Fund Investor Shares	12.2

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.74
Beta	1.01	0.37

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 26, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.14%.

18

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

LifeStrategy Conservative Growth Fund
Conservative Growth Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	7.13%	7.31%	2.85%	2.79%	5.64%

See Financial Highlights for dividend and capital gains information.

19

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (27.7%)
Vanguard Total Stock Market Index Fund Investor Shares	41,101,115	2,156,987

International Stock Fund (12.4%)
Vanguard Total International Stock Index Fund Investor Shares	57,010,409	966,326

U.S. Bond Fund (47.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	341,443,826	3,718,323

International Bond Fund (12.2%)
Vanguard Total International Bond Index Fund Investor Shares	89,082,930	953,187
Total Investment Companies (Cost $6,196,812)		7,794,823
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $3,741)	3,740,533	3,741
Total Investments (100.1%) (Cost $6,200,553)		7,798,564
Other Assets and Liabilities (-0.1%)
Other Assets		16,265
Liabilities		(20,921)
		(4,656)
Net Assets (100%)
Applicable to 414,091,123 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,793,908
Net Asset Value Per Share		$18.82

20

LifeStrategy Conservative Growth Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	6,179,076
Undistributed Net Investment Income	10,341
Accumulated Net Realized Gains	6,480
Unrealized Appreciation (Depreciation)	1,598,011
Net Assets	7,793,908

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	76,990
Net Investment Income—Note B	76,990
Realized Net Gain (Loss)
Capital Gain Distributions Received	10,784
Affiliated Investment Securities Sold	2,394
Realized Net Gain (Loss)	13,178
Change in Unrealized Appreciation (Depreciation) of Investment Securities	158,815
Net Increase (Decrease) in Net Assets Resulting from Operations	248,983

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,990	156,644
Realized Net Gain (Loss)	13,178	201,324
Change in Unrealized Appreciation (Depreciation)	158,815	136,732
Net Increase (Decrease) in Net Assets Resulting from Operations	248,983	494,700
Distributions
Net Investment Income	(77,349)	(157,513)
Realized Capital Gain[1]	(179,912)	(45,631)
Total Distributions	(257,261)	(203,144)
Capital Share Transactions
Issued	886,764	1,694,523
Issued in Lieu of Cash Distributions	248,523	196,106
Redeemed	(592,332)	(3,566,652)
Net Increase (Decrease) from Capital Share Transactions	542,955	(1,676,023)
Total Increase (Decrease)	534,677	(1,384,467)
Net Assets
Beginning of Period	7,259,231	8,643,698
End of Period[2]	7,793,908	7,259,231

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $6,635,000 and $17,476,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,341,000 and $10,700,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.86	$18.04	$17.21	$16.40	$16.20	$14.81
Investment Operations
Net Investment Income	.191	.395	.369	.421	.374	.406
Capital Gain Distributions Received	.027	.005	.055	.101	.049	—
Net Realized and Unrealized Gain (Loss)
on Investments	.397	.905	1.109	.750	.179	1.392
Total from Investment Operations	.615	1.305	1.533	1.272	.602	1.798
Distributions
Dividends from Net Investment Income	(.194)	(. 391)	(. 367)	(. 420)	(. 378)	(. 408)
Distributions from Realized Capital Gains	(. 461)	(. 094)	(. 336)	(. 042)	(. 024)	—
Total Distributions	(. 655)	(. 485)	(.703)	(. 462)	(. 402)	(. 408)
Net Asset Value, End of Period	$18.82	$18.86	$18.04	$17.21	$16.40	$16.20

Total Return[1]	3.33%	7.34%	9.18%	7.88%	3.74%	12.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,794	$7,259	$8,644	$7,359	$6,553	$6,316
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.15%	0.15%	0.15%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.12%	2.12%	2.51%	2.27%	2.63%
Portfolio Turnover Rate	3%	15%	19%	15%[2]	46%[3]	15%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

25

LifeStrategy Conservative Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $6,200,553,000. Net unrealized appreciation of investment securities for tax purposes was $1,598,011,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	47,257	92,159
Issued in Lieu of Cash Distributions	13,405	10,727
Redeemed	(31,564)	(197,073)
Net Increase (Decrease) in Shares Outstanding	29,098	(94,187)

26

LifeStrategy Conservative Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend Distributions		Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	123	NA1	NA1	3	—	3,741
Vanguard Total Bond Market II
Index Fund	3,456,280	273,941	34,806	40,169	10,784	3,718,323
Vanguard Total International
Bond Index Fund	867,223	70,963	5,300	7,184	—	953,187
Vanguard Total International
Stock Index Fund	866,661	69,612	10,548	9,635	—	966,326
Vanguard Total Stock Market
Index Fund	2,065,716	66,238	52,367	19,999	—	2,156,987
Total	7,256,003	480,754	103,021	76,990	10,784	7,798,564
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

27

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2015

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	41.4%
Vanguard Total Bond Market II Index Fund
Investor Shares	31.9
Vanguard Total International Stock Index
Fund Investor Shares	18.5
Vanguard Total International Bond Index
Fund Investor Shares	8.2

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.88
Beta	1.00	0.58

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.15%.

28

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

LifeStrategy Moderate Growth Fund
Moderate Growth Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	7.47%	9.01%	2.61%	3.70%	6.31%

See Financial Highlights for dividend and capital gains information.

29

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (41.3%)
Vanguard Total Stock Market Index Fund Investor Shares	98,188,069	5,152,910

International Stock Fund (18.5%)
Vanguard Total International Stock Index Fund Investor Shares	136,178,308	2,308,222

U.S. Bond Fund (31.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	365,417,884	3,979,401

International Bond Fund (8.2%)
Vanguard Total International Bond Index Fund Investor Shares	95,578,987	1,022,695
Total Investment Companies (Cost $8,865,698)		12,463,228
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $10,197)	10,197,000	10,197
Total Investments (100.0%) (Cost $8,875,895)		12,473,425
Other Assets and Liabilities (0.0%)
Other Assets		16,906
Liabilities		(22,991)
		(6,085)
Net Assets (100%)
Applicable to 502,028,896 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,467,340
Net Asset Value Per Share		$24.83

30

LifeStrategy Moderate Growth Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	8,798,916
Undistributed Net Investment Income	63,181
Accumulated Net Realized Gains	7,713
Unrealized Appreciation (Depreciation)	3,597,530
Net Assets	12,467,340

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	122,636
Net Investment Income—Note B	122,636
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,570
Affiliated Investment Securities Sold	5,657
Realized Net Gain (Loss)	17,227
Change in Unrealized Appreciation (Depreciation) of Investment Securities	321,808
Net Increase (Decrease) in Net Assets Resulting from Operations	461,671

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,636	239,306
Realized Net Gain (Loss)	17,227	82,715
Change in Unrealized Appreciation (Depreciation)	321,808	604,631
Net Increase (Decrease) in Net Assets Resulting from Operations	461,671	926,652
Distributions
Net Investment Income	(126,918)	(227,870)
Realized Capital Gain[1]	(77,127)	(30,908)
Total Distributions	(204,045)	(258,778)
Capital Share Transactions
Issued	1,465,967	2,577,826
Issued in Lieu of Cash Distributions	198,745	252,992
Redeemed	(1,220,444)	(2,461,436)
Net Increase (Decrease) from Capital Share Transactions	444,268	369,382
Total Increase (Decrease)	701,894	1,037,256
Net Assets
Beginning of Period	11,765,446	10,728,190
End of Period[2]	12,467,340	11,765,446

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $19,526,000 and $9,035,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $63,181,000 and $67,463,000.

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.32	$22.90	$20.84	$19.54	$19.22	$17.16
Investment Operations
Net Investment Income	. 247.498		.475	.515	.406	.431
Capital Gain Distributions Received	.023	.004	.044	.081	.042	—
Net Realized and Unrealized Gain (Loss)
on Investments	.658	1.462	2.430	1.173	.350	2.023
Total from Investment Operations	.928	1.964	2.949	1.769	.798	2.454
Distributions
Dividends from Net Investment Income	(. 260)	(. 479)	(. 522)	(. 439)	(. 448)	(. 394)
Distributions from Realized Capital Gains (.158)		(. 065)	(. 367)	(. 030)	(. 030)	—
Total Distributions	(. 418)	(. 544)	(. 889)	(. 469)	(. 478)	(. 394)
Net Asset Value, End of Period	$24.83	$24.32	$22.90	$20.84	$19.54	$19.22

Total Return[1]	3.86%	8.67%	14.66%	9.25%	4.14%	14.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,467	$11,765	$10,728	$8,786	$8,098	$8,049
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.16%	0.16%	0.16%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.03%	2.12%	2.19%	2.56%	2.05%	2.37%
Portfolio Turnover Rate	7%	12%	15%	15%[2]	32%	17%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

35

LifeStrategy Moderate Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $8,875,895,000. Net unrealized appreciation of investment securities for tax purposes was $3,597,530,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	59,902	109,330
Issued in Lieu of Cash Distributions	8,192	10,769
Redeemed	(49,803)	(104,840)
Net Increase (Decrease) in Shares Outstanding	18,291	15,259

36

LifeStrategy Moderate Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,163	NA1	NA1	5	—	10,197
Vanguard Total Bond Market II
Index Fund	3,746,840	349,643	141,437	43,166	11,570	3,979,401
Vanguard Total International
Bond Index Fund	942,439	76,165	18,061	7,777	—	1,022,695
Vanguard Total International
Stock Index Fund	2,104,589	185,378	77,048	23,362	—	2,308,222
Vanguard Total Stock Market
Index Fund	4,973,804	152,385	158,934	48,326	—	5,152,910
Total	11,768,835	763,571	395,480	122,636	11,570	12,473,425
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

37

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2015

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	55.1%
Vanguard Total International Stock Index
Fund Investor Shares	24.8
Vanguard Total Bond Market II Index Fund
Investor Shares	16.0
Vanguard Total International Bond Index
Fund Investor Shares	4.1

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.79

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 26, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.16%.

38

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

LifeStrategy Growth Fund
Growth Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	7.80%	10.34%	2.30%	4.33%	6.63%

See Financial Highlights for dividend and capital gains information.

39

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.2%)
Vanguard Total Stock Market Index Fund Investor Shares	120,358,771	6,316,428

International Stock Fund (24.7%)
Vanguard Total International Stock Index Fund Investor Shares	167,173,918	2,833,598

U.S. Bond Fund (16.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	168,266,146	1,832,418

International Bond Fund (4.0%)
Vanguard Total International Bond Index Fund Investor Shares	43,356,342	463,913
Total Investment Companies (Cost $7,471,102)		11,446,357
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $8,126)	8,126,000	8,126
Total Investments (100.0%) (Cost $7,479,228)		11,454,483
Other Assets and Liabilities (0.0%)
Other Assets		21,380
Liabilities		(23,089)
		(1,709)
Net Assets (100%)
Applicable to 383,274,231 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,452,774
Net Asset Value Per Share		$29.88

40

LifeStrategy Growth Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	7,419,830
Undistributed Net Investment Income	50,977
Accumulated Net Realized Gains	6,712
Unrealized Appreciation (Depreciation)	3,975,255
Net Assets	11,452,774

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	109,313
Net Investment Income—Note B	109,313
Realized Net Gain (Loss)
Capital Gain Distributions Received	5,217
Affiliated Investment Securities Sold	6,262
Realized Net Gain (Loss)	11,479
Change in Unrealized Appreciation (Depreciation) of Investment Securities	352,459
Net Increase (Decrease) in Net Assets Resulting from Operations	473,251

See accompanying Notes, which are an integral part of the Financial Statements.

42

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,313	217,124
Realized Net Gain (Loss)	11,479	74,439
Change in Unrealized Appreciation (Depreciation)	352,459	661,026
Net Increase (Decrease) in Net Assets Resulting from Operations	473,251	952,589
Distributions
Net Investment Income	(111,811)	(210,261)
Realized Capital Gain[1]	(69,146)	(19,730)
Total Distributions	(180,957)	(229,991)
Capital Share Transactions
Issued	1,061,467	1,754,318
Issued in Lieu of Cash Distributions	177,653	226,220
Redeemed	(708,476)	(1,860,694)
Net Increase (Decrease) from Capital Share Transactions	530,644	119,844
Total Increase (Decrease)	822,938	842,442
Net Assets
Beginning of Period	10,629,836	9,787,394
End of Period[2]	11,452,774	10,629,836

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $10,298,000 and $7,307,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $50,977,000 and $53,475,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.12	$27.07	$23.36	$21.61	$21.28	$18.66
Investment Operations
Net Investment Income	. 291.599		.569	.587	.401	.417
Capital Gain Distributions Received	.014	.002	.025	.045	.018	—
Net Realized and Unrealized Gain (Loss)
on Investments	.947	2.085	4.013	1.603	.364	2.573
Total from Investment Operations	1.252	2.686	4.607	2.235	.783	2.990
Distributions
Dividends from Net Investment Income	(. 304)	(. 582)	(. 631)	(. 468)	(. 444)	(. 370)
Distributions from Realized Capital Gains (.188)		(. 054)	(. 266)	(. 017)	(. 009)	—
Total Distributions	(. 492)	(. 636)	(. 897)	(. 485)	(. 453)	(. 370)
Net Asset Value, End of Period	$29.88	$29.12	$27.07	$23.36	$21.61	$21.28

Total Return[1]	4.34%	10.02%	20.34%	10.56%	3.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,453	$10,630	$9,787	$7,799	$7,371	$7,431
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%	0.17%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.14%	2.27%	2.61%	1.79%	2.09%
Portfolio Turnover Rate	3%	10%	9%	10%[2]	22%	11%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

44

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

45

LifeStrategy Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $7,479,228,000. Net unrealized appreciation of investment securities for tax purposes was $3,975,255,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	36,240	62,458
Issued in Lieu of Cash Distributions	6,103	8,035
Redeemed	(24,161)	(66,974)
Net Increase (Decrease) in Shares Outstanding	18,182	3,519

46

LifeStrategy Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	2	—	8,126
Vanguard Total Bond Market II
Index Fund	1,661,998	230,700	71,542	19,566	5,217	1,832,418
Vanguard Total International
Bond Index Fund	425,696	34,650	6,409	3,521	—	463,913
Vanguard Total International
Stock Index Fund	2,525,084	210,586	17,914	28,186	—	2,833,598
Vanguard Total Stock Market
Index Fund	6,015,078	167,110	87,400	58,038	—	6,316,428
Total	10,627,856	643,046	183,265	109,313	5,217	11,454,483
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

48

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,028.26	$0.65
LifeStrategy Conservative Growth Fund	$1,000.00	$1,033.27	$0.71
LifeStrategy Moderate Growth Fund	$1,000.00	$1,038.56	$0.76
LifeStrategy Growth Fund	$1,000.00	$1,043.44	$0.81
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.10	$0.70
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.05	$0.75
LifeStrategy Growth Fund	$1,000.00	$1,024.00	$0.80

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.13%, 0.14%, 0.15%, and 0.16%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

49

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: Weighted 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

50

Conservative Growth Composite Index: Weighted 48% Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 60% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Growth Composite Index: Weighted 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Barclays U.S. Aggregate Float Adjusted Index, and 4% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

Income Composite Average: Weighted 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

51

Income Composite Index: Weighted 64% Barclays U.S. Aggregate Float Adjusted Index, 16% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 80% Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Barclays U.S. Aggregate Float Adjusted Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Moderate Growth Composite Index: Weighted 42% CRSP US Total Market Index, 32% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 42% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062015

Semiannual Report | April 30, 2015

Vanguard STAR® Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	18
Trustees Approve Advisory Arrangement.	20
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard STAR Fund	4.22%
STAR Composite Index	3.93
STAR Composite Average	3.54

For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$25.27	$25.47	$0.350	$0.493

1

Chairman’s Letter

Dear Shareholder,

The stocks and bonds in Vanguard STAR Fund traced a bumpy path higher over the six months ended April 30, 2015, returning 4.22%.

STAR invests in 11 actively managed Vanguard funds, all of which posted one or more monthly declines during the period. The sharp drop in the price of oil, the strengthening dollar, and questions about growth in Europe and China were among the factors behind those negative returns. But the diversity of the STAR Fund’s investments—and the diversity of thought among the advisors managing them—helped it achieve a solid return for the half year.

Indeed, the STAR Fund outpaced its benchmark, the STAR Composite Index, and finished even further ahead of the composite average return of the peer groups for its underlying funds.

Roughly 63% of the fund’s assets at the end of the period were invested in U.S. and international stocks and about 37% in U.S. bonds and short-term reserves. Generally speaking, the STAR Fund’s growth-oriented holdings produced higher returns than their value-oriented counterparts both at home and abroad. Within fixed income, a drop in the yields of longer-dated bonds helped them perform better than shorter-dated ones, as bond yields and prices move in opposite directions.

2

U.S. stocks closed out higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks for the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that ranged from Greece’s debt crisis to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned about 6%. Still, results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

3

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

A majority of the underlying funds found opportunities to outperform
The STAR Fund, in holding 11 actively managed funds, aims to give investors broad diversification across markets and asset classes. Collectively, the advisors for these underlying funds look for opportunities to outperform among small-, medium-, and large-capitalization stocks across the globe and among U.S.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.10%

The acquired fund fees and expenses—drawn from the prospectus dated February 26, 2015—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

4

bonds of all maturities. Returns of the underlying funds ranged from about 1% to about 7%.

Over the six months, seven of the underlying funds outperformed their benchmarks, and nine beat the average returns of their peer groups.

Among the funds focused on domestic stocks, Vanguard Windsor™ Fund—which targets large-caps that have fallen out of favor with investors—outstripped its benchmark by the largest margin. The advisors’ lean holdings among integrated oil and gas companies and their choices among health care providers and especially semiconductor firms boosted Windsor’s relative return.

The top absolute performers among STAR’s holdings were two growth-oriented stock funds: Vanguard U.S. Growth Fund, which invests primarily in blue chips, and Vanguard Explorer™ Fund, which invests in small-caps.

Vanguard Windsor II Fund, the STAR Fund’s largest holding, produced the lowest return among the domestic stock funds. It emphasizes large-cap value stocks, a segment that underperformed the broad market. The fund’s advisors, however, achieved a better-than-benchmark return through their holdings among automakers and retailers in consumer discretionary and among pharmaceutical companies in health care.

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2015
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.1%	3.65%
Vanguard GNMA Fund Investor Shares	12.5	1.95
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.5	1.11
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.3	3.89
Vanguard International Growth Fund Investor
Shares	9.6	6.30
Vanguard International Value Fund	9.6	3.35
Vanguard Windsor Fund Investor Shares	7.7	5.67
Vanguard U.S. Growth Fund Investor Shares	6.0	7.01
Vanguard Morgan Growth Fund Investor Shares	6.0	6.57
Vanguard PRIMECAP Fund Investor Shares	5.9	4.96
Vanguard Explorer Fund Investor Shares	3.8	6.70
Combined	100.0%	4.22%

5

Internationally, growth stocks also outperformed. Vanguard International Growth Fund returned more than 6% and outpaced its broad international benchmark. In contrast, Vanguard International Value Fund returned just over 3%, well behind that same benchmark; the fund’s returns were subpar in a number of sectors including consumer discretionary and financials.

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014. Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

The U.S. bond funds held by STAR also saw ups and downs. The prospect of the Fed’s raising interest rates pressured bonds at times. Nevertheless, modest inflation, lofty stock valuations, and demand from foreign investors helped yields end the period lower for all but the shortest-dated securities. With long bonds seeing the steepest drop in yields, Vanguard Long-Term Investment-Grade Fund returned almost 4%. As for the STAR Fund’s other fixed income holdings, Vanguard GNMA Fund returned about 2% and Vanguard Short-Term Investment-Grade Fund about 1%.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2015

7

STAR Fund

Fund Profile
As of April 30, 2015

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.04%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.1%
Vanguard GNMA Fund Investor Shares	12.5
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.5
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.3
Vanguard International Growth Fund
Investor Shares	9.6
Vanguard International Value Fund	9.6
Vanguard Windsor Fund Investor Shares	7.7
Vanguard U.S. Growth Fund Investor
Shares	6.0
Vanguard Morgan Growth Fund Investor
Shares	6.0
Vanguard PRIMECAP Fund Investor
Shares	5.9
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.89
Beta	1.03	0.63

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2015, the annualized acquired fund fees and expenses were 0.34%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

STAR Fund
STAR Composite Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	7.80%	9.89%	2.71%	4.51%	7.22%

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.5%)
Vanguard Windsor II Fund Investor Shares	72,028,398	2,729,156
Vanguard Windsor Fund Investor Shares	67,867,821	1,497,164
Vanguard U.S. Growth Fund Investor Shares	37,290,695	1,164,961
Vanguard Morgan Growth Fund Investor Shares	43,883,516	1,161,158
Vanguard PRIMECAP Fund Investor Shares	10,985,132	1,151,791
Vanguard Explorer Fund Investor Shares	7,564,826	735,453
		8,439,683
International Stock Funds (19.2%)
Vanguard International Growth Fund Investor Shares	79,009,839	1,870,163
Vanguard International Value Fund	50,103,959	1,858,356
		3,728,519
U.S. Bond Funds (37.3%)
Vanguard GNMA Fund Investor Shares	225,052,862	2,432,821
Vanguard Short-Term Investment-Grade Fund Investor Shares	226,419,312	2,429,479
Vanguard Long-Term Investment-Grade Fund Investor Shares	225,068,026	2,387,972
		7,250,272
Total Investment Companies (Cost $13,005,728)		19,418,474
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.121% (Cost $1,232)	1,232,440	1,232
Total Investments (100.0%) (Cost $13,006,960)		19,419,706
Other Assets and Liabilities (0.0%)
Other Assets		21,308
Liabilities		(20,591)
		717
Net Assets (100%)
Applicable to 762,405,075 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		19,420,423
Net Asset Value Per Share		$25.47

10

STAR Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	12,287,957
Undistributed Net Investment Income	64,664
Accumulated Net Realized Gains	655,056
Unrealized Appreciation (Depreciation)	6,412,746
Net Assets	19,420,423

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Income Distributions Received	247,196
Net Investment Income—Note B	247,196
Realized Net Gain (Loss)
Capital Gain Distributions Received	653,136
Affiliated Investment Securities Sold	64,444
Realized Net Gain (Loss)	717,580
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(181,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	783,733

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	247,196	356,588
Realized Net Gain (Loss)	717,580	340,804
Change in Unrealized Appreciation (Depreciation)	(181,043)	950,666
Net Increase (Decrease) in Net Assets Resulting from Operations	783,733	1,648,058
Distributions
Net Investment Income	(258,241)	(345,133)
Realized Capital Gain[1]	(363,750)	(114,586)
Total Distributions	(621,991)	(459,719)
Capital Share Transactions
Issued	845,197	1,651,880
Issued in Lieu of Cash Distributions	598,261	441,520
Redeemed	(929,817)	(1,716,515)
Net Increase (Decrease) from Capital Share Transactions	513,641	376,885
Total Increase (Decrease)	675,383	1,565,224
Net Assets
Beginning of Period	18,745,040	17,179,816
End of Period[2]	19,420,423	18,745,040

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $82,637,000 and $12,329,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $64,664,000 and $75,709,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.27	$23.66	$20.62	$19.25	$18.76	$16.96
Investment Operations
Net Investment Income	. 333.486		.460	.455	.445	.429
Capital Gain Distributions Received	. 864	. 296.106		.097	.073	.024
Net Realized and Unrealized Gain (Loss)
on Investments	(.154)	1.458	2.951	1.309	.468	1.788
Total from Investment Operations	1.043	2.240	3.517	1.861	.986	2.241
Distributions
Dividends from Net Investment Income	(. 350)	(. 472)	(. 453)	(. 466)	(. 448)	(. 430)
Distributions from Realized Capital Gains (. 493)		(.158)	(. 024)	(. 025)	(. 048)	(. 011)
Total Distributions	(. 843)	(. 630)	(. 477)	(. 491)	(. 496)	(. 441)
Net Asset Value, End of Period	$25.47	$25.27	$23.66	$20.62	$19.25	$18.76

Total Return[1]	4.22%	9.61%	17.36%	9.91%	5.27%	13.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,420	$18,745	$17,180	$14,759	$13,883	$13,521
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.02%	1.97%	2.08%	2.28%	2.29%	2.40%
Portfolio Turnover Rate	6%	6%	9%	12%	24%	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2015, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

15

STAR Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2015, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $13,006,960,000. Net unrealized appreciation of investment securities for tax purposes was $6,412,746,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
	Shares	Shares
	(000)	(000)
Issued	33,531	67,662
Issued in Lieu of Cash Distributions	24,114	18,278
Redeemed	(36,930)	(70,294)
Net Increase (Decrease) in Shares Outstanding	20,715	15,646

16

STAR Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	721,792	95,294	33,499	1,026	94,268	735,453
Vanguard GNMA Fund	2,310,756	157,537	39,803	27,353	13,854	2,432,821
Vanguard International
Growth Fund	1,759,479	91,152	59,180	38,867	—	1,870,163
Vanguard International
Value Fund	1,726,503	130,338	20,565	45,338	—	1,858,356
Vanguard Long-Term
Investment-Grade Fund	2,302,728	161,954	72,045	49,804	46,267	2,387,972
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1,232
Vanguard Morgan Growth Fund	1,153,837	123,782	67,942	7,776	115,006	1,161,158
Vanguard PRIMECAP Fund	1,153,269	72,929	58,547	12,149	59,781	1,151,791
Vanguard Short-Term
Investment-Grade Fund	2,308,598	152,504	31,820	20,834	4,997	2,429,479
Vanguard U.S. Growth Fund	1,152,831	88,492	66,787	6,930	81,561	1,164,961
Vanguard Windsor Fund	1,467,215	72,987	52,100	9,430	63,061	1,497,164
Vanguard Windsor II Fund	2,690,417	233,658	90,692	27,689	174,341	2,729,156
Total	18,747,425	1,380,627	592,980	247,196	653,136	19,419,706
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

18

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return	$1,000.00	$1,042.16	$1.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

19

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance
The board considered the fund’s performance since 2009, including its performance relative to a benchmark index and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

21

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper, a Thomson Reuters Company.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
IndependentTrustees	Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
Emerson U. Fullwood	School for Communication, with secondary faculty
Born 1948. Trustee Since January 2008. Principal	appointments in the Department of Philosophy, School
Occupation(s) During the Past Five Years and	of Arts and Sciences, and at the Graduate School of
Other Experience: Executive Chief Staff and	Education, University of Pennsylvania; Trustee of the
Marketing Officer for North America and Corporate	National Constitution Center; Chair of the Presidential
Vice President (retired 2008) of Xerox Corporation	Commission for the Study of Bioethical Issues.
(document management products and services);
Executive in Residence and 2009–2010 Distinguished	JoAnn Heffernan Heisen
Minett Professor at the Rochester Institute of	Born 1950. Trustee Since July 1998. Principal
Technology; Director of SPX Corporation (multi-industry	Occupation(s) During the Past Five Years and Other
manufacturing), the United Way of Rochester,	Experience: Corporate Vice President and Chief
Amerigroup Corporation (managed health care), the	Global Diversity Officer (retired 2008) and Member
University of Rochester Medical Center, Monroe	of the Executive Committee (1997–2008) of Johnson
Community College Foundation, and North Carolina	& Johnson (pharmaceuticals/medical devices/
A&T University.	consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062015

Semiannual Report | April 30, 2015

Vanguard Total International

Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	5.07%
ETF Shares
Market Price	4.67
Net Asset Value	5.04
Admiral™ Shares	5.02
Institutional Shares	5.06
Institutional Plus Shares	5.08
FTSE Global All Cap ex US Index	6.10
International Funds Average	5.82

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stocks advanced during the six months ended April 30, 2015, but traced an uneven path.

Developed markets of the Pacific region led the way, followed by developed markets in Europe and emerging markets. Aggressive monetary policies by a number of major central banks, including the Bank of Japan and the European Central Bank, helped bolster investor confidence. However, concerns over lower crude oil prices and tepid global economic growth weighed on results. Returns for U.S. investors were further restrained by the dollar’s strength against many foreign currencies.

Vanguard Total International Stock Index Fund returned 5.07% for Investor Shares, slightly behind the average return of its peers. This result diverged from that of the benchmark index because of fair-value pricing adjustments (see the box on page 5). These adjustments, required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets.

U.S. stocks closed higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted overall results for the period.

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The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns such as Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

Stimulus policies and demand have driven up bond prices
Like equities, bonds have benefited from accommodative monetary policies from the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For international bonds hedged to eliminate the effect of changes in currency exchange rates, returns were positive.

Market Barometer

			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

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Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Boosted by stimulus efforts, Japanese stocks led the way
The Total International Stock Index Fund offers investors a low-cost way to gain exposure to developed and emerging markets outside the United States. Its holdings are primarily concentrated in developed Europe, developed markets of the Pacific region, and emerging markets.

The Pacific region returned about 9% for the period, ahead of Europe and emerging markets, as mentioned earlier. Japan, the country with the largest weighting in the index and the fund, contributed the most to returns, as the Bank of Japan’s aggressive stimulus efforts helped boost stocks. Japan’s economy is improving, but much of its growth in recent months has come from strong exports. A weaker yen relative to the U.S. dollar has made the country’s products more attractive to consumers abroad. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Results were mixed for other developed markets in the region. Australia, the index’s second-largest weighting in the category, had a negative return, hurt by a slump in

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Total International Stock Index Fund	0.22%	0.14%	0.14%	0.12%	0.10%	1.39%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.08% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Funds.

4

the financial and oil and gas sectors. Other markets, including Hong Kong and Singapore, did well.

Developed markets in Europe, which represented a little less than half of the index’s holdings on average, advanced nearly 7%. The outlook for most Eurozone economies has turned positive, thanks in large part to the European Central Bank’s monetary policy. The stimulus efforts contributed to a weaker euro, which has made exports from the continent less expensive, and lower energy prices have helped stimulate consumer demand. Key European economies, including Germany, France, and the United Kingdom—the country with the second-largest weighting in the index—added significantly to results. Greece remained the region’s economic trouble spot. It dominated headlines as investors feared it would potentially default on its debts and be forced to exit the Eurozone. The country posted the index’s weakest return for the period. Still, its relatively small weighting muted its effect on performance.

Emerging markets, which represented about a fifth of the index’s assets, returned about 5%. Despite China’s economic slowdown, its stock market surged, making it the second-largest contributor to returns after Japan. China’s government has aggressively attempted to stabilize growth, and its monetary policy has led to broad-based gains.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Stocks from other emerging-market countries fared less well. More than half of those contained in the index produced negative returns. Brazil detracted most as softer demand for its exports and plunging commodity prices hurt its largest companies.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance,

International stocks—an opportunity for further diversification

International stocks led global stock markets out of the Great Recession in 2009. Since then, they’ve trailed the broad U.S. stock market in every year but one.

Despite the underperformance of the last several years, international stocks—which represent about half of the world’s market capitalization—can still help U.S.-based investors diversify their portfolios.

As the chart below shows, U.S. and international stocks have periodically swapped market leadership positions as differing market and economic forces caused their returns to vary.

Of course, the timing of these changes is impossible to predict.

Global diversification can help U.S. investors reduce their portfolio’s volatility over time by mitigating losses when domestic stocks do poorly and adding to returns when foreign stocks shine. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by MSCI USA Index; international equities are represented by MSCI World Index ex USA from 1970 through 1987 and MSCI All Country World Index ex USA thereafter. Data are from December 31, 1984, through December 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

How do we meet that responsibility? As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship.

Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effective-ness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes occur at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2015

7

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$16.31	$16.95	$0.174	$0.000
ETF Shares	50.75	52.71	0.558	0.000
Admiral Shares	27.29	28.34	0.299	0.000
Institutional Shares	109.12	113.35	1.208	0.000
Institutional Plus Shares	109.14	113.37	1.224	0.000

8

Total International Stock Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VGTSX	VTIAX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.22%	0.14%	0.12%	0.10%	0.14%

Portfolio Characteristics
		FTSE Global
		All Cap
		ex US
	Fund	Index
Number of Stocks	5,888	5,629
Median Market Cap	$26.3B	$26.3B
Price/Earnings Ratio	19.3x	19.4x
Price/Book Ratio	1.8x	1.8x
Return on Equity	14.4%	14.4%
Earnings Growth
Rate	10.8%	10.8%
Dividend Yield	2.6%	2.7%
Turnover Rate
(Annualized)	2%	—
Short-Term
Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		All Cap
		ex US
	Fund	Index
Basic Materials	7.8%	7.8%
Consumer Goods	15.3	15.3
Consumer Services	8.3	8.3
Financials	26.8	26.5
Health Care	8.0	8.0
Industrials	14.0	14.1
Oil & Gas	6.9	6.9
Technology	5.1	5.2
Telecommunications	4.5	4.5
Utilities	3.3	3.4

Volatility Measures
	Spliced	FTSE Global
	Total	All Cap
	International	ex US
	Stock Index	Index
R-Squared	0.99	0.99
Beta	1.01	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.1%
Novartis AG	Pharmaceuticals	1.1
Royal Dutch Shell plc	Integrated Oil & Gas	0.9
Roche Holding AG	Pharmaceuticals	0.9
HSBC Holdings plc	Banks	0.9
Toyota Motor Corp.	Automobiles	0.8
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.6
BHP Billiton	General Mining	0.6
BP plc	Integrated Oil & Gas	0.6
Unilever	Personal Products	0.5
Top Ten		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for Investor Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, 0.08% for Institutional Plus Shares, and 0.13% for ETF Shares.

9

Total International Stock Index Fund

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
		ex US
	Fund	Index
Europe
United Kingdom	14.4%	14.5%
France	6.2	6.1
Switzerland	6.0	6.0
Germany	6.0	6.0
Spain	2.3	2.3
Sweden	2.1	2.2
Netherlands	1.9	1.9
Italy	1.8	1.8
Denmark	1.2	1.2
Other	2.7	2.7
Subtotal	44.6%	44.7%
Pacific
Japan	16.7%	16.6%
Australia	5.0	5.0
Korea	3.2	3.2
Hong Kong	2.7	2.7
Singapore	1.1	1.1
Other	0.2	0.2
Subtotal	28.9%	28.8%
Emerging Markets
China	5.3%	5.2%
Taiwan	3.1	3.1
India	2.1	2.1
Brazil	1.7	1.7
South Africa	1.7	1.6
Other	5.2	5.4
Subtotal	19.1%	19.1%
North America
Canada	6.9%	6.9%
Middle East	0.5%	0.5%

10

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004, Through April 30, 2015

Total International Stock Index Fund Investor Shares
Spliced Total International Stock Index

For a benchmark description, see the Glossary.
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	-1.14%	4.83%	5.21%
ETF Shares	1/26/2011
Market Price		-0.84	—	3.23[1]
Net Asset Value		-1.06	—	3.15[1]
Admiral Shares	11/29/2010	-1.05	—	5.14[1]
Institutional Shares	11/29/2010	-1.06	—	5.17[1]
Institutional Plus Shares	11/30/2010	-1.03	—	5.461
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
Commonwealth Bank of Australia	11,875,393	831,244	0.5%
Westpac Banking Corp.	22,729,846	653,045	0.4%
BHP Billiton Ltd.	23,683,132	604,783	0.4%
Australia & New Zealand Banking Group Ltd.	20,343,159	544,341	0.3%
National Australia Bank Ltd.	17,459,905	505,559	0.3%
Australia—Other †		4,956,032	3.1%
		8,095,004	5.0%

Austria †		325,137	0.2%

Belgium
Anheuser-Busch InBev NV	5,886,398	716,660	0.4%
Belgium—Other †		786,965	0.5%
		1,503,625	0.9%

Brazil †		2,674,975	1.6%

Canada
Royal Bank of Canada	10,622,513	705,321	0.5%
Toronto-Dominion Bank	13,624,905	629,016	0.4%
* Valeant Pharmaceuticals International Inc.	2,283,580	495,195	0.3%
Bank of Nova Scotia	8,934,998	492,702	0.3%
Canada—Other †		8,821,946	5.4%
		11,144,180	6.9%

Chile †		429,637	0.3%

12

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
China
*	Tencent Holdings Ltd.	39,428,575	813,762	0.5%
	ChinaMobile Ltd.	38,420,446	548,770	0.4%
	ChinaConstruction Bank Corp.	532,319,340	516,741	0.3%
	Industrial & Commercial Bank of China Ltd.	531,677,760	461,210	0.3%
	Bank of China Ltd.	555,507,306	380,636	0.3%
	ChinaLife Insurance Co. Ltd.	54,888,000	266,387	0.2%
	CNOOCLtd.	118,626,000	202,283	0.1%
	PetroChina Co. Ltd.	155,634,000	200,731	0.1%
	ChinaPetroleum & Chemical Corp.	188,208,400	177,625	0.1%
	ChinaOverseas Land & Investment Ltd.	30,097,680	125,368	0.1%
	Agricultural Bank of China Ltd.	190,327,070	107,150	0.1%
	ChinaTelecom Corp. Ltd.	119,398,000	88,451	0.1%
	CITIC Ltd.	40,434,000	80,888	0.1%
*	ChinaUnicom Hong Kong Ltd.	41,939,694	78,768	0.1%
	ChinaShenhua Energy Co. Ltd.	25,103,000	65,194	0.1%
	ChinaCommunications Construction Co. Ltd.	32,736,632	59,543	0.1%
	ChinaResources Land Ltd.	15,522,867	56,320	0.1%
	PICC Property & Casualty Co. Ltd.	24,128,484	53,457	0.1%
	ChinaCITIC Bank Corp. Ltd.	55,828,446	50,628	0.0%
	ChinaResources Power Holdings Co. Ltd.	14,069,600	42,443	0.0%
	ChinaRailway Group Ltd.	28,157,000	39,514	0.0%
	ChinaMerchants Holdings International Co. Ltd.	8,446,000	38,317	0.0%
	Sinopharm Group Co. Ltd.	7,741,400	36,770	0.0%
	Dongfeng Motor Group Co. Ltd.	21,562,000	35,822	0.0%
	ZhuzhouCSR Times Electric Co. Ltd.	3,714,500	31,585	0.0%
	ChinaLongyuan Power Group Corp. Ltd.	24,868,000	30,819	0.0%
*,1	ChinaCNR Corp. Ltd.	14,730,000	30,086	0.0%
	ChinaRailway Construction Corp. Ltd.	13,878,300	27,711	0.0%
*	ChinaTaiping Insurance Holdings Co. Ltd.	7,368,226	27,374	0.0%
	ChinaOilfield Services Ltd.	13,314,000	27,336	0.0%
	ChinaResources Enterprise Ltd.	8,792,000	26,933	0.0%
^	CSR Corp. Ltd.	13,885,000	26,767	0.0%
*,1	CGN Power Co. Ltd.	45,357,000	25,380	0.0%
	Kunlun Energy Co. Ltd.	20,612,300	24,470	0.0%
	ChinaState Construction International Holdings Ltd.	11,477,442	22,121	0.0%
1	People’s Insurance Co. Group of China Ltd.	28,046,000	19,420	0.0%
	AviChinaIndustry & Technology Co. Ltd.	16,508,000	18,703	0.0%
*,^	ChinaCOSCO Holdings Co. Ltd.	19,058,000	17,522	0.0%
	ChinaResources Gas Group Ltd.	4,941,000	17,159	0.0%
	Air China Ltd.	13,554,000	16,348	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	25,871,000	15,630	0.0%
*	ChinaCinda Asset Management Co. Ltd.	23,403,000	13,888	0.0%
^,1	ChinaGalaxy Securities Co. Ltd.	8,296,500	13,569	0.0%
	Huadian Power International Corp. Ltd.	11,936,000	13,215	0.0%
	Huaneng Renewables Corp. Ltd.	30,006,000	13,101	0.0%
^	ChinaCoal Energy Co. Ltd.	19,772,000	12,997	0.0%
	Metallurgical Corp. of China Ltd.	21,396,063	12,626	0.0%
	ChinaSouthern Airlines Co. Ltd.	12,806,000	12,585	0.0%
^	ChinaPower International Development Ltd.	18,918,000	12,196	0.0%
	Beijing Capital International Airport Co. Ltd.	11,246,000	11,953	0.0%
	Franshion Properties China Ltd.	26,858,000	10,851	0.0%
	ChinaCommunications Services Corp. Ltd.	18,777,600	10,582	0.0%
	Sinotrans Ltd.	13,505,000	10,336	0.0%
	Huadian Fuxin Energy Corp. Ltd.	19,040,014	10,241	0.0%

13

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	ChinaResources Cement Holdings Ltd.	14,627,845	9,297	0.0%
*	ChinaEastern Airlines Corp. Ltd.	11,848,000	9,149	0.0%
1	Sinopec Engineering Group Co. Ltd.	8,278,500	8,936	0.0%
	ChinaAgri-Industries Holdings Ltd.	15,541,400	8,875	0.0%
^	Sinopec Kantons Holdings Ltd.	7,242,000	6,545	0.0%
	Angang Steel Co. Ltd.	7,870,000	6,540	0.0%
	ChinaBlueChemical Ltd.	13,440,000	5,986	0.0%
	ChinaMachinery Engineering Corp.	3,656,000	4,853	0.0%
^	MMG Ltd.	11,224,000	4,820	0.0%
	ChinaMerchants Property Development Co. Ltd. Class B	1,544,424	4,543	0.0%
	Harbin Electric Co. Ltd.	5,128,000	4,206	0.0%
*,^	ChinaFoods Ltd.	5,170,000	3,871	0.0%
*	ShanghaiBaosight Software Co. Ltd. Class B	862,770	3,868	0.0%
^	Dah Chong Hong Holdings Ltd.	6,000,000	3,745	0.0%
*	Sinofert Holdings Ltd.	13,266,000	3,647	0.0%
^	ChinaDatang Corp. Renewable Power Co. Ltd.	19,184,000	3,184	0.0%
	ChinaNational Accord Medicines Corp. Ltd. Class B	412,000	3,044	0.0%
*	CITIC Resources Holdings Ltd.	16,466,600	2,949	0.0%
*,^	Sinotrans Shipping Ltd.	10,148,500	2,832	0.0%
	CPMCHoldings Ltd.	3,121,000	2,420	0.0%
*	Poly Culture Group Corp. Ltd.	630,686	2,393	0.0%
	COSCO International Holdings Ltd.	3,806,000	2,223	0.0%
	Minmetals Land Ltd.	8,850,000	1,366	0.0%
*	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,050	0.0%
1	China—Other†		3,268,885	2.0%
			8,469,509	5.2%

Colombia †			203,880	0.1%

Czech Republic †			61,132	0.0%

Denmark
	Novo Nordisk A/S Class B	14,376,078	807,083	0.5%
	Denmark—Other †		1,125,224	0.7%
			1,932,307	1.2%

Egypt †			113,856	0.1%

Finland †			1,065,135	0.7%

France
	Sanofi	8,446,631	859,788	0.5%
	TOTAL SA	14,991,165	811,772	0.5%
	BNP Paribas SA	7,208,168	455,206	0.3%
1	France—Other †		7,799,697	4.8%
			9,926,463	6.1%
Germany
*	Bayer AG	6,102,703	878,379	0.5%
	Daimler AG	7,049,535	677,791	0.4%
	BASF SE	6,812,497	676,809	0.4%
	Siemens AG	6,111,492	664,821	0.4%
^	Allianz SE	3,360,018	571,925	0.4%
	SAP SE	6,596,604	498,473	0.3%
1	Germany—Other †		5,682,103	3.5%
			9,650,301	5.9%

14

Total International Stock Index Fund

Market	Percentage
Value	of Net
Shares	($000)	Assets
Greece †	122,433	0.1%

Hong Kong
AIA Group Ltd.	88,884,542	591,125	0.4%
BOC Hong Kong Holdings Ltd.	26,505,539	102,808	0.1%
ChinaTravel International Investment Hong Kong Ltd.	19,560,000	8,714	0.0%
CITIC Telecom International Holdings Ltd.	9,826,875	4,048	0.0%
ChinaMerchants Land Ltd.	9,450,000	3,013	0.0%
APTSatellite Holdings Ltd.	1,897,000	2,969	0.0%
*,^	ShenyinWanguo HK Ltd.	2,755,000	2,946	0.0%
*,^	Yanchang Petroleum International Ltd.	31,620,000	1,443	0.0%
1	Hong Kong—Other †	3,663,815	2.2%
4,380,881	2.7%

Hungary †	72,245	0.0%

India
Nestle India Ltd.	170,177	17,590	0.0%
India—Other †	3,341,530	2.1%
3,359,120	2.1%

Indonesia †	776,317	0.5%

Ireland †	363,258	0.2%

Israel
OsemInvestments Ltd.	294,014	6,276	0.0%
Israel—Other†	750,605	0.5%
756,881	0.5%

[1]Italy †	2,889,389	1.8%

Japan
Toyota Motor Corp.	19,548,719	1,360,769	0.8%
Mitsubishi UFJ Financial Group Inc.	104,412,233	741,781	0.5%
Japan—Other †	24,694,692	15.2%
26,797,242	16.5%

[1]Malaysia †	1,357,420	0.8%

Mexico †	1,457,592	0.9%

Morocco †	271	0.0%

Netherlands
Unilever NV	11,486,321	501,041	0.3%
Netherlands—Other †	2,617,229	1.6%
3,118,270	1.9%

New Zealand †	292,557	0.2%

[1]Norway †	865,059	0.5%

15

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Other[2]
3 Vanguard FTSE Emerging Markets ETF	6,089,525	267,147	0.2%

Peru †		75,150	0.0%

Philippines †		575,998	0.4%

Poland †		534,611	0.3%

Portugal †		218,536	0.1%

Russia †		1,274,070	0.8%

Singapore
^ COSCO Corp. Singapore Ltd.	7,295,513	3,329	0.0%
GMGGlobal Ltd.	18,833,100	1,052	0.0%
1 Singapore—Other †		1,795,723	1.1%
		1,800,104	1.1%

South Africa †		2,672,449	1.6%

South Korea
Samsung Electronics Co. Ltd.	748,422	981,820	0.6%
South Korea—Other †		4,250,294	2.6%
		5,232,114	3.2%
Spain
* Banco Santander SA	98,996,250	748,469	0.5%
Telefonica SA	31,916,322	485,781	0.3%
Banco Bilbao Vizcaya Argentaria SA	45,316,660	455,346	0.3%
Spain—Other †		2,010,948	1.2%
		3,700,544	2.3%

Sweden †		3,458,533	2.1%

Switzerland
Nestle SA	23,532,607	1,825,759	1.1%
Novartis AG	17,185,277	1,754,139	1.1%
Roche Holding AG	5,185,030	1,483,723	0.9%
* UBS Group AG	25,241,516	504,258	0.3%
Switzerland—Other†		4,123,561	2.6%
		9,691,440	6.0%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	156,741,063	754,594	0.5%
Taiwan—Other †		4,207,197	2.6%
		4,961,791	3.1%

Thailand †		872,620	0.5%

Turkey †		485,665	0.3%

United Arab Emirates †		265,370	0.2%

16

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
United Kingdom
HSBC Holdings plc	143,826,827	1,436,772	0.9%
BP plc	134,588,491	970,715	0.6%
Royal Dutch Shell plc Class A	26,640,981	840,005	0.5%
GlaxoSmithKline plc	35,878,678	828,686	0.5%
British American Tobacco plc	13,755,998	755,811	0.5%
Vodafone Group plc	196,054,420	690,747	0.4%
AstraZenecaplc	9,312,884	639,117	0.4%
Royal Dutch Shell plc Class B	18,099,692	579,482	0.3%
Diageo plc	18,588,918	516,077	0.3%
Barclays plc	120,999,838	473,410	0.3%
Lloyds Banking Group plc	398,924,681	472,442	0.3%
Prudential plc	18,833,527	468,913	0.3%
BG Group plc	25,119,891	455,015	0.3%
1 United Kingdom—Other †		14,322,850	8.8%
		23,450,042	14.4%
Total Common Stocks (Cost $144,907,840)		161,740,260	99.5%[4]
Total Other Investments (Cost $2,418) †		2,770	0.0%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.121% 6,525,201,895	6,525,202	4.0%

7U.S. Government and Agency Obligations †		92,683	0.1%
Total Temporary Cash Investments (Cost $6,617,885)		6,617,885	4.1%[4]
Total Investments (Cost $151,528,143)		168,360,915	103.6%
Other Assets and Liabilities
Other Assets		867,715	0.5%
Liabilities[5]		(6,680,312)	(4.1%)
		(5,812,597)	(3.6%)
Net Assets		162,548,318	100.0%

At April 30, 2015, net assets consisted of:
			Amount
			($000)
Paid-in Capital			145,822,517
Undistributed Net Investment Income			478,854
Accumulated Net Realized Losses			(627,392)
Unrealized Appreciation (Depreciation)
Investment Securities			16,832,772
Futures Contracts			10,032
Forward Currency Contracts			32,334
Foreign Currencies			(799)
Net Assets			162,548,318

17

Total International Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 3,580,953,016 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	60,687,173
Net Asset Value Per Share—Investor Shares	$16.95

Admiral Shares—Net Assets
Applicable to 1,286,909,863 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,477,302
Net Asset Value Per Share—Admiral Shares	$28.34

Institutional Shares—Net Assets
Applicable to 143,543,837 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,271,149
Net Asset Value Per Share—Institutional Shares	$113.35

Institutional Plus Shares—Net Assets
Applicable to 393,186,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	44,576,698
Net Asset Value Per Share—Institutional Plus Shares	$113.37

ETF Shares—Net Assets
Applicable to 86,048,221 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,535,996
Net Asset Value Per Share—ETF Shares	$52.71

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,651,049,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $300,304,000, representing 0.2% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock, other investments, and temporary cash investment positions represent 100.0%, 0.0%, and 3.6%, respectively, of net assets.
5 Includes $6,012,430,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $46,788,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Dividends[1,2]	1,888,653
Interest[2]	616
Securities Lending	49,659
Total Income	1,938,928
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,444
Management and Administrative—Investor Shares	37,082
Management and Administrative—Admiral Shares	13,475
Management and Administrative—Institutional Shares	3,924
Management and Administrative—Institutional Plus Shares	4,907
Management and Administrative—ETF Shares	1,396
Marketing and Distribution—Investor Shares	5,460
Marketing and Distribution—Admiral Shares	2,370
Marketing and Distribution—Institutional Shares	1,581
Marketing and Distribution—Institutional Plus Shares	4,090
Marketing and Distribution—ETF Shares	400
Custodian Fees	16,340
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	82
Shareholders’ Reports—Institutional Shares	56
Shareholders’ Reports—Institutional Plus Shares	29
Shareholders’ Reports—ETF Shares	33
Trustees’ Fees and Expenses	55
Total Expenses	94,768
Net Investment Income	1,844,160
Realized Net Gain (Loss)
Investment Securities Sold[2]	(182,588)
Futures Contracts	78,373
Foreign Currencies and Forward Currency Contracts	(131,605)
Realized Net Gain (Loss)	(235,820)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,264,570
Futures Contracts	17,471
Foreign Currencies and Forward Currency Contracts	55,026
Change in Unrealized Appreciation (Depreciation)	6,337,067
Net Increase (Decrease) in Net Assets Resulting from Operations	7,945,407

1 Dividends are net of foreign withholding taxes of $160,537,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,601,000, $573,000, and ($2,556,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,844,160	3,918,366
Realized Net Gain (Loss)	(235,820)	739,297
Change in Unrealized Appreciation (Depreciation)	6,337,067	(3,642,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,945,407	1,014,757
Distributions
Net Investment Income
Investor Shares	(568,812)	(1,534,033)
Admiral Shares	(356,378)	(819,498)
Signal Shares	—	(144,315)
Institutional Shares	(156,427)	(397,850)
Institutional Plus Shares	(424,842)	(931,850)
ETF Shares	(40,897)	(89,095)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,547,356)	(3,916,641)
Capital Share Transactions
Investor Shares	7,354,552	6,874,109
Admiral Shares	3,626,636	10,709,173
Signal Shares	—	(5,394,525)
Institutional Shares	2,423,073	2,462,701
Institutional Plus Shares	8,801,004	12,165,427
ETF Shares	1,004,011	1,243,544
Net Increase (Decrease) from Capital Share Transactions	23,209,276	28,060,429
Total Increase (Decrease)	29,607,327	25,158,545
Net Assets
Beginning of Period	132,940,991	107,782,446
End of Period[1]	162,548,318	132,940,991

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $478,854,000 and $228,065,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.31	$16.67	$14.31	$14.24	$15.48	$13.99
Investment Operations
Net Investment Income	.201	.526[1]	.425	. 405	.434[2]	.356[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.613	(.352)	2.428	.305	(1.425)	1.478
Total from Investment Operations	.814	.174	2.853	.710	(.991)	1.834
Distributions
Dividends from Net Investment Income	(.174)	(.534)	(.493)	(.640)	(.249)	(.344)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.174)	(.534)	(.493)	(.640)	(.249)	(.344)
Net Asset Value, End of Period	$16.95	$16.31	$16.67	$14. 31	$14.24	$15.48

Total Return [3]	5.07%	1.00%	20.37%	5.32%	-6.54%	13.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,687	$51,040	$45,205	$35,564	$30,912	$39,443
Ratio of Total Expenses to
Average Net Assets	0.19%	0.22%	0.22%	0.22%	0.22%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.16%[1]	2.79%	3.17%	2.95%	2.52%
Portfolio Turnover Rate[4]	2%	3%	5%	3%	3%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.067 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months				Nov. 29,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.29	$27.89	$23.94	$23.81	$25.00
Investment Operations
Net Investment Income	.344	.904[2]	.733	.681	.842[3]
Net Realized and Unrealized Gain (Loss)
on Investments	1.005	(.588)	4.069	. 530	(1.615)
Total from Investment Operations	1.349	.316	4.802	1.211	(.773)
Distributions
Dividends from Net Investment Income	(.299)	(.916)	(.852)	(1.081)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.299)	(.916)	(.852)	(1.081)	(.417)
Net Asset Value, End of Period	$28.34	$27.29	$27.89	$23.94	$23.81

Total Return [4]	5.02%	1.09%	20.51%	5.43%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,477	$31,445	$21,438	$15,153	$13,190
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%	0.14%	0.16%	0.18%[5]
Ratio of Net Investment Income to
Average Net Assets	2.63%	3.24%[2]	2.87%	3.23%	2.99%[5]
Portfolio Turnover Rate[6]	2%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months				Nov. 29,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$109.12	$111.51	$95.75	$95.29	$100.00
Investment Operations
Net Investment Income	1.386	3.630[2]	2.948	2.818	3.208 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	4.052	(2.338)	16.255	2.048	(6.245)
Total from Investment Operations	5.438	1.292	19.203	4.866	(3.037)
Distributions
Dividends from Net Investment Income	(1.208)	(3.682)	(3.443)	(4.406)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.208)	(3.682)	(3.443)	(4.406)	(1.673)
Net Asset Value, End of Period	$113.35	$109.12	$111.51	$95.75	$95.29

Total Return [4]	5.06%	1.12%	20.51%	5.46%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,271	$13,182	$11,024	$7,062	$3,788
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.13%[5]
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.26%[2]	2.89%	3.27%	3.04%[5]
Portfolio Turnover Rate[6]	2%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				Nov. 30,
	Ended				2010[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$109.14	$111.53	$95.77	$95.31	$98.88
Investment Operations
Net Investment Income	1.402	3.655[2]	2.968	2.778	2.596 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	4.052	(2.339)	16.259	2.110	(4.492)
Total from Investment Operations	5.454	1.316	19.227	4.888	(1.896)
Distributions
Dividends from Net Investment Income	(1.224)	(3.706)	(3.467)	(4.428)	(1.674)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.224)	(3.706)	(3.467)	(4.428)	(1.674)
Net Asset Value, End of Period	$113.37	$109.14	$111.53	$95.77	$95.31

Total Return [4]	5.08%	1.14%	20.54%	5.48%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,577	$33,915	$22,504	$12,973	$6,965
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to
Average Net Assets	2.68%	3.28%[2]	2.91%	3.29%	3.07%[5]
Portfolio Turnover Rate[6]	2%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				Jan. 26,
	Ended				2011[1] to
		Year Ended October 31,
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$50.75	$51.86	$44.53	$44.33	$50.00
Investment Operations
Net Investment Income	.641	1.680[2]	1.365	1.283	1.021[3]
Net Realized and Unrealized Gain (Loss)
on Investments	1.877	(1.087)	7.555	.965	(6.691)
Total from Investment Operations	2.518	.593	8.920	2.248	(5.670)
Distributions
Dividends from Net Investment Income	(.558)	(1.703)	(1.590)	(2.048)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.558)	(1.703)	(1.590)	(2.048)	—
Net Asset Value, End of Period	$52.71	$50.75	$51.86	$44.53	$44.33

Total Return	5.04%	1.10%	20.50%	5.43%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,536	$3,360	$2,198	$966	$435
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%	0.14%	0.16%	0.18% [4]
Ratio of Net Investment Income to
Average Net Assets	2.63%	3.24%[2]	2.87%	3.23%	2.99% [4]
Portfolio Turnover Rate[5]	2%	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.208 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

26

Total International Stock Index Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Total International Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

Total International Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $13,364,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	15,554,282	430,627	505
Common Stocks—Other	807,111	144,705,167	242,568
Other Investments	—	2,770	—
Temporary Cash Investments	6,525,202	92,683	—
Futures Contracts—Assets[1]	581	—	—
Futures Contracts—Liabilities[1]	(5,579)	—	—
Forward Currency Contracts—Assets	—	33,756	—
Forward Currency Contracts—Liabilities	—	(1,422)	—
Total	22,881,597	145,263,581	243,073
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $1,884,065,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

29

Total International Stock Index Fund

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	581	33,756	34,337
Liabilities	(5,579)	(1,422)	(7,001)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	78,373	—	78,373
Forward Currency Contracts	—	(85,590)	(85,590)
Realized Net Gain (Loss) on Derivatives	78,373	(85,590)	(7,217)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	17,471	—	17,471
Forward Currency Contracts	—	45,211	45,211
Change in Unrealized Appreciation (Depreciation) on Derivatives	17,471	45,211	62,682

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2015	2,503	266,525	7,195
Dow Jones EURO STOXX 50 Index	June 2015	6,027	240,969	(3,138)
Topix Index	June 2015	1,314	174,420	7,531
S&P ASX 200 Index	June 2015	932	105,802	(1,556)
				10,032

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

30

Total International Stock Index Fund

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	GBP	184,436	USD	271,753	11,247
BNP Paribas	6/24/15	EUR	238,584	USD	253,308	14,785
Bank of America, N.A.	6/16/15	JPY	19,889,428	USD	164,072	2,596
Bank of America, N.A.	6/23/15	AUD	147,193	USD	111,502	4,619
BNP Paribas	6/16/15	USD	159,724	JPY	19,000,000	509
Bank of America, N.A.	6/24/15	USD	24,140	GBP	16,191	(704)
Bank of America, N.A.	6/24/15	USD	22,871	EUR	20,907	(622)
Brown Brothers Harriman & Co.	6/23/15	USD	8,898	AUD	11,400	(96)
						32,334

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $29,346,000 in connection with amounts due to the fund for open forward currency contracts. After April 30, 2015, the counterparty posted additional collateral of $5,480,000 in connection with open forward currency contracts as of April 30, 2015.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2015, the fund realized net foreign currency losses of $46,015,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $463,013,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

31

Total International Stock Index Fund

At April 30, 2015, the cost of investment securities for tax purposes was $151,910,009,000. Net unrealized appreciation of investment securities for tax purposes was $16,450,906,000, consisting of unrealized gains of $28,977,183,000 on securities that had risen in value since their purchase and $12,526,277,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $24,671,858,000 of investment securities and sold $1,267,376,000 of investment securities, other than temporary cash investments. Purchases and sales include $926,766,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,362,817	515,909	9,303,349	563,187
Issued in Lieu of Cash Distributions	565,537	35,692	1,523,991	91,155
Redeemed	(1,573,802)	(99,122)	(3,953,231)	(237,198)
Net Increase (Decrease)—Investor Shares	7,354,552	452,479	6,874,109	417,144
Admiral Shares
Issued[1]	5,687,510	211,507	12,409,332	444,554
Issued in Lieu of Cash Distributions	316,056	11,920	728,068	25,999
Redeemed	(2,376,930)	(88,916)	(2,428,227)	(86,941)
Net Increase (Decrease)—Admiral Shares	3,626,636	134,511	10,709,173	383,612
Signal Shares
Issued	—	—	1,413,050	42,230
Issued in Lieu of Cash Distributions	—	—	129,836	3,891
Redeemed[1]	—	—	(6,937,411)	(207,962)
Net Increase (Decrease)—Signal Shares	—	—	(5,394,525)	(161,841)
Institutional Shares
Issued	2,989,107	27,983	4,631,261	41,269
Issued in Lieu of Cash Distributions	149,366	1,408	382,641	3,420
Redeemed	(715,400)	(6,652)	(2,551,201)	(22,745)
Net Increase (Decrease)—Institutional Shares	2,423,073	22,739	2,462,701	21,944

32

Total International Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	9,161,901	85,739	12,404,005	111,084
Issued in Lieu of Cash Distributions	414,059	3,901	903,727	8,072
Redeemed	(774,956)	(7,201)	(1,142,305)	(10,174)
Net Increase (Decrease)—Institutional Plus Shares	8,801,004	82,439	12,165,427	108,982
ETF Shares
Issued	1,004,011	19,841	1,253,978	24,021
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(10,434)	(200)
Net Increase (Decrease)—ETF Shares	1,004,011	19,841	1,243,544	23,821

1 Admiral Shares Issued and Signal Shares Redeemed include $4,028,000,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,050.68	$0.97
ETF Shares	1,000.00	1,050.38	0.66
Admiral Shares	1,000.00	1,050.22	0.66
Institutional Shares	1,000.00	1,050.63	0.56
Institutional Plus Shares	1,000.00	1,050.78	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.15	0.65
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.25	0.55
Institutional Plus Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since the fund began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

36

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

37

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical	Kathryn J. Hyatt
Company; Member of the Council on Chicago Booth.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years and Other
Scott C. Malpass	Experience: Principal of The Vanguard Group, Inc.;
Born 1962. Trustee Since March 2012. Principal	Treasurer of each of the investment companies served
Occupation(s) During the Past Five Years and Other	by The Vanguard Group; Assistant Treasurer of each of
Experience: Chief Investment Officer and Vice	the investment companies served by The Vanguard
President at the University of Notre Dame; Assistant	Group (1988–2008).
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior Management Team
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	ChrisD. McIsaac
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	MichaelS. Miller
the Museum of Fine Arts Boston.	Paul A. Heller	James M. Norris
	Martha G. King	Glenn W. Reed
Peter F. Volanakis	John T. Marcante
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.0%)
Commonwealth Bank of Australia	11,875,393	831,244
Westpac Banking Corp.	22,729,846	653,045
BHP Billiton Ltd.	23,683,132	604,783
Australia & New Zealand Banking Group Ltd.	20,343,159	544,341
National Australia Bank Ltd.	17,459,905	505,559
Wesfarmers Ltd.	8,256,495	284,596
CSL Ltd.	3,496,007	250,606
Woolworths Ltd.	9,053,429	210,200
Telstra Corp. Ltd.	31,793,827	156,289
Woodside Petroleum Ltd.	5,289,723	145,876
Rio Tinto Ltd.	3,216,299	144,982
Macquarie Group Ltd.	2,148,854	131,666
Scentre Group	38,242,633	112,651
Transurban Group	14,109,065	110,306
AMP Ltd.	21,639,898	109,617
QBE Insurance Group Ltd.	9,891,651	106,689
Westfield Corp.	14,246,572	105,920
Suncorp Group Ltd.	9,483,199	98,070
Brambles Ltd.	11,453,866	97,629
Amcor Ltd.	8,897,873	94,728
Origin Energy Ltd.	8,003,746	80,003
Insurance Australia Group Ltd.	16,959,451	77,726
Goodman Group	12,654,549	62,095
* Newcrest Mining Ltd.	5,520,901	61,887
APA Group	7,957,712	60,184
Stockland	17,029,973	59,520
AGL Energy Ltd.	4,877,935	58,519
Aurizon Holdings Ltd.	15,119,612	57,721
Caltex Australia Ltd.	1,993,802	55,607
Oil Search Ltd.	8,466,328	53,749
Lend Lease Group	3,962,274	50,065
ASX Ltd.	1,418,018	47,102
Ramsay Health Care Ltd.	952,534	46,956
Santos Ltd.	7,064,701	46,008
GPT Group	13,054,142	46,007
Sonic Healthcare Ltd.	2,925,995	45,856
Mirvac Group	27,098,165	42,930
Orica Ltd.	2,686,159	42,569
Dexus Property Group	6,669,737	38,755
Incitec Pivot Ltd.	12,030,016	37,781
Asciano Ltd.	7,220,517	37,517
James Hardie Industries plc	3,236,626	37,175
* Medibank Pvt Ltd.	20,368,044	35,562
Computershare Ltd.	3,642,296	35,332
Toll Holdings Ltd.	4,962,714	35,125
Sydney Airport	7,665,937	32,565
Tatts Group Ltd.	10,220,902	32,558
Novion Property Group	16,473,127	32,040
Coca-Cola Amatil Ltd.	3,942,520	31,918
Seek Ltd.	2,484,967	31,784
Bendigo & Adelaide Bank Ltd.	3,202,983	30,489
Aristocrat Leisure Ltd.	4,618,584	30,189
Crown Resorts Ltd.	2,800,591	28,678
Boral Ltd.	5,660,920	28,199
Bank of Queensland Ltd.	2,713,312	27,863
Cochlear Ltd.	420,179	27,668
Federation Centres	10,570,018	24,558
Challenger Ltd.	4,269,292	23,706
Tabcorp Holdings Ltd.	6,127,780	23,541

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Ansell Ltd.	1,124,012	23,132
	DUET Group	11,014,952	22,007
	Alumina Ltd.	18,114,416	21,981
*	Qantas Airways Ltd.	8,158,868	21,808
	Echo Entertainment Group Ltd.	6,095,042	21,763
	Treasury Wine Estates Ltd.	4,715,118	20,679
^	Fortescue Metals Group Ltd.	11,886,865	20,081
	Iluka Resources Ltd.	3,079,924	19,626
	Healthscope Ltd.	7,977,838	17,879
	IOOF Holdings Ltd.	2,226,836	17,667
	Orora Ltd.	8,864,337	15,423
	TPG Telecom Ltd.	2,127,804	14,928
	REA Group Ltd.	389,772	14,498
	DuluxGroup Ltd.	2,887,845	14,404
	AusNet Services	12,384,344	14,401
	WorleyParsons Ltd.	1,589,461	14,281
	Fairfax Media Ltd.	17,186,129	14,141
	Flight Centre Travel Group Ltd.	412,589	14,110
	Perpetual Ltd.	324,576	13,823
	Primary Health Care Ltd.	3,484,109	13,637
	Harvey Norman Holdings Ltd.	3,931,840	13,636
	Recall Holdings Ltd.	2,283,422	13,115
	Domino's Pizza Enterprises Ltd.	446,368	12,847
	ALS Ltd.	2,996,225	12,376
*	CIMIC Group Ltd.	746,168	12,356
	Investa Office Fund	4,181,169	12,247
	Slater & Gordon Ltd.	2,406,008	12,048
	Adelaide Brighton Ltd.	3,286,737	11,709
	Magellan Financial Group Ltd.	744,592	11,686
	BlueScope Steel Ltd.	4,142,952	11,399
	JB Hi-Fi Ltd.	732,218	11,311
	Qube Holdings Ltd.	5,101,338	11,207
	carsales.com Ltd.	1,491,840	11,145
	Downer EDI Ltd.	3,183,562	11,070
	Veda Group Ltd.	6,102,583	11,013
*,^	Liquefied Natural Gas Ltd.	3,088,539	11,010
^	M2 Group Ltd.	1,268,884	10,981
	CSR Ltd.	3,726,999	10,712
	GrainCorp Ltd. Class A	1,355,267	10,565
^	Sims Metal Management Ltd.	1,191,789	10,158
	Platinum Asset Management Ltd.	1,677,596	9,984
	nib holdings Ltd.	3,239,663	9,341
	Cromwell Property Group	10,616,817	9,261
	Nine Entertainment Co. Holdings Ltd.	4,986,097	9,106
	Charter Hall Group	2,171,744	8,773
	Invocare Ltd.	798,455	8,438
	OZ Minerals Ltd.	2,277,014	8,383
	BWP Trust	3,446,123	8,264
	Spotless Group Holdings Ltd.	4,572,821	8,217
	Navitas Ltd.	2,254,952	8,207
	Beach Energy Ltd.	9,277,320	8,092
	Super Retail Group Ltd.	1,029,378	8,013
	Shopping Centres Australasia Property Group	4,731,463	7,948
	Macquarie Atlas Roads Group	3,037,026	7,786
^	iiNET Ltd.	994,742	7,780
	Independence Group NL	1,649,872	7,699
	Charter Hall Retail REIT	2,257,493	7,669
	IRESS Ltd.	931,835	7,642
	G8 Education Ltd.	2,691,148	7,638
	Nufarm Ltd.	1,303,276	7,470
	Northern Star Resources Ltd.	4,183,094	7,439
	Metcash Ltd.	6,843,313	7,144
	PanAust Ltd.	4,662,995	6,372
	Sigma Pharmaceuticals Ltd.	8,765,520	6,010

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aveo Group	2,741,108	5,979
	Breville Group Ltd.	978,018	5,920
	Premier Investments Ltd.	576,704	5,811
*,^	Whitehaven Coal Ltd.	4,385,198	5,716
	Sirtex Medical Ltd.	341,671	5,710
	Retail Food Group Ltd.	1,018,288	5,576
	BT Investment Management Ltd.	736,551	5,545
	Automotive Holdings Group Ltd.	1,616,479	5,438
	Abacus Property Group	2,263,197	5,273
^	Mineral Resources Ltd.	993,396	5,050
	Brickworks Ltd.	427,503	4,943
^	Monadelphous Group Ltd.	629,772	4,908
*	APN News & Media Ltd.	6,579,832	4,890
	Seven West Media Ltd.	4,888,702	4,871
*	ARB Corp. Ltd.	487,956	4,839
	Ardent Leisure Group	3,067,483	4,803
*	Mayne Pharma Group Ltd.	5,480,483	4,667
	SAI Global Ltd.	1,493,437	4,646
	Transpacific Industries Group Ltd.	7,654,324	4,620
^	Myer Holdings Ltd.	4,162,882	4,548
	FlexiGroup Ltd.	1,692,728	4,544
*,^	Sirius Resources NL	1,969,535	4,492
	Western Areas Ltd.	1,527,427	4,434
	GWA Group Ltd.	2,205,255	4,338
	Genworth Mortgage Insurance Australia Ltd.	1,634,564	4,318
	Asaleo Care Ltd.	2,955,557	4,301
*	Transfield Services Ltd.	3,730,256	4,232
	Sandfire Resources NL	1,089,859	4,217
	Steadfast Group Ltd.	3,495,315	4,150
	Pact Group Holdings Ltd.	1,274,132	4,142
	Seven Group Holdings Ltd.	711,004	4,116
*	AWE Ltd.	3,632,873	4,087
	Japara Healthcare Ltd.	1,799,955	3,910
	Cover-More Group Ltd.	2,252,255	3,894
*	Australian Agricultural Co. Ltd.	2,975,392	3,808
	Select Harvests Ltd.	527,296	3,738
*,^	Mesoblast Ltd.	1,311,552	3,715
	Seven West Media Ltd. (Private Placement)	3,699,118	3,659
	Australian Pharmaceutical Industries Ltd.	2,723,862	3,603
	Bega Cheese Ltd.	922,893	3,518
	Mantra Group Ltd.	1,224,011	3,481
*,^	Karoon Gas Australia Ltd.	1,606,364	3,461
	Altium Ltd.	830,465	3,409
	McMillan Shakespeare Ltd.	373,489	3,409
	Evolution Mining Ltd.	4,178,397	3,334
	Southern Cross Media Group Ltd.	3,954,246	3,334
^	Amcom Telecommunications Ltd.	1,829,977	3,316
*,^	Virgin Australia Holdings Ltd.	8,037,939	3,239
	GUD Holdings Ltd.	516,920	3,230
	Technology One Ltd.	1,051,547	3,229
	National Storage REIT	2,506,572	3,190
	Cabcharge Australia Ltd.	883,505	3,148
	Cardno Ltd.	1,151,590	3,128
	New Hope Corp. Ltd.	1,816,352	3,127
	Arrium Ltd.	22,735,732	3,101
	iSentia Group Ltd.	1,095,948	3,088
	Greencross Ltd.	589,070	3,083
*,^	Paladin Energy Ltd.	10,967,167	3,005
^	Growthpoint Properties Australia Ltd.	1,194,739	2,992
	OzForex Group Ltd.	1,666,155	2,976
^	Vocus Communications Ltd.	641,156	2,936
*,^	Drillsearch Energy Ltd.	3,073,352	2,924
*,^	Syrah Resources Ltd.	924,610	2,843
	Village Roadshow Ltd.	637,390	2,828

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	Regis Resources Ltd.	2,803,563	2,804
*	Energy World Corp. Ltd.	8,132,640	2,794
*	Senex Energy Ltd.	8,799,529	2,787
	Virtus Health Ltd.	459,239	2,768
	Folkestone Education Trust	1,520,984	2,643
^	TFS Corp. Ltd.	1,986,850	2,612
	Tassal Group Ltd.	1,021,505	2,606
	GDI Property Group	3,464,801	2,575
	Credit Corp. Group Ltd.	280,312	2,542
	Thorn Group Ltd.	1,162,761	2,425
	Ainsworth Game Technology Ltd.	1,082,281	2,387
*	Pacific Brands Ltd.	6,862,602	2,347
	Capitol Health Ltd.	3,220,707	2,322
	Tox Free Solutions Ltd.	952,029	2,273
*,^	NEXTDC Ltd.	1,196,301	2,269
*	Ten Network Holdings Ltd.	13,388,450	2,166
	Hotel Property Investments	1,005,544	2,144
	Bradken Ltd.	1,156,704	2,080
*	Saracen Mineral Holdings Ltd.	5,711,762	2,068
	ERM Power Ltd.	994,312	1,988
*	Billabong International Ltd.	3,913,165	1,915
	Ingenia Communities Group	6,045,426	1,914
	Dick Smith Holdings Ltd.	1,158,865	1,910
*	Sundance Energy Australia Ltd.	3,907,785	1,845
	Programmed Maintenance Services Ltd.	812,588	1,795
^	Astro Japan Property Group	420,493	1,759
	Cedar Woods Properties Ltd.	404,976	1,713
	Cash Converters International Ltd.	2,469,136	1,681
^	UGL Ltd.	1,220,814	1,677
	Webjet Ltd.	567,361	1,654
*,^	iProperty Group Ltd.	737,425	1,473
	Sunland Group Ltd.	972,546	1,449
	MMA Offshore Ltd.	2,491,968	1,370
	UXC Ltd.	2,280,777	1,353
	SKILLED Group Ltd.	1,226,978	1,249
*	Newcrest Mining Ltd. ADR	107,626	1,199
*,^	Energy Resources of Australia Ltd.	1,124,622	1,191
	SMS Management & Technology Ltd.	453,717	1,171
*,^	CuDeco Ltd.	1,035,336	1,155
	RCR Tomlinson Ltd.	777,301	1,150
	STW Communications Group Ltd.	2,217,388	1,126
*,^	Perseus Mining Ltd.	3,591,108	1,107
*	Medusa Mining Ltd.	1,486,349	1,098
^	Reject Shop Ltd.	207,280	1,064
	MACA Ltd.	1,377,923	974
	Beadell Resources Ltd.	5,284,593	958
*	Resolute Mining Ltd.	3,500,881	944
*	Starpharma Holdings Ltd.	1,953,210	897
*,^	Horizon Oil Ltd.	9,346,701	886
*	Infigen Energy	3,435,073	828
*,^	Boart Longyear Ltd.	5,100,415	798
*,^	Buru Energy Ltd.	1,823,692	774
*,^	Kingsgate Consolidated Ltd.	1,347,985	757
*,^	Lynas Corp. Ltd.	21,403,608	752
	Hills Ltd.	1,356,559	729
	Decmil Group Ltd.	793,538	722
	Panoramic Resources Ltd.	1,754,609	716
^	Acrux Ltd.	1,000,202	703
^	Mount Gibson Iron Ltd.	4,262,608	680
^	Atlas Iron Ltd.	6,556,768	623
^	Ausdrill Ltd.	1,642,190	576
*,^	Linc Energy Ltd.	2,008,097	565
	Sims Metal Management Ltd. ADR	66,577	561
	Watpac Ltd.	888,096	541

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Troy Resources Ltd.	1,371,362	483
	Mincor Resources NL	1,066,764	480
*,^	Silver Lake Resources Ltd.	2,781,424	392
*	Tap Oil Ltd.	1,524,457	360
	Fleetwood Corp. Ltd.	341,941	353
*	Intrepid Mines Ltd.	3,314,276	326
*	Imdex Ltd.	1,186,419	318
*	Tiger Resources Ltd.	6,435,008	297
*	Emeco Holdings Ltd.	3,496,582	274
	NRW Holdings Ltd.	1,685,958	252
*	Macmahon Holdings Ltd.	5,743,072	196
	Platinum Capital Ltd.	36,688	51
*	BGP Holdings PLC	17,449,685	—
*	Nexus Energy Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
*	Jacana Minerals Ltd.	215,615	—
			8,095,004
Austria (0.2%)
	Erste Group Bank AG	2,156,024	60,872
	OMV AG	1,061,541	35,332
	voestalpine AG	823,333	34,471
	ANDRITZ AG	534,728	31,307
*	IMMOFINANZ AG	6,905,356	20,773
^	Raiffeisen Bank International AG	857,002	14,227
	Wienerberger AG	859,064	13,961
	Oesterreichische Post AG	250,047	12,167
	Vienna Insurance Group AG Wiener Versicherung Gruppe	282,054	11,224
	CA Immobilien Anlagen AG	562,712	10,212
^	Verbund AG	484,792	8,203
	UNIQA Insurance Group AG	802,114	7,879
	BUWOG AG	365,306	7,386
	Mayr Melnhof Karton AG	57,794	6,705
^	Schoeller-Bleckmann Oilfield Equipment AG	80,452	5,672
	Zumtobel Group AG	205,684	5,626
^	Conwert Immobilien Invest SE	440,107	5,564
	RHI AG	188,408	5,400
^	Flughafen Wien AG	55,345	4,991
	Telekom Austria AG	577,967	4,293
	Lenzing AG	57,147	3,894
	S IMMO AG	400,369	3,745
	Semperit AG Holding	67,301	3,078
	Strabag SE	117,037	2,730
	Palfinger AG	78,289	2,354
	EVN AG	206,739	2,353
*	Kapsch TrafficCom AG	31,990	718
			325,137
Belgium (0.9%)
	Anheuser-Busch InBev NV	5,886,398	716,660
*	KBC Groep NV	2,027,572	133,401
*	UCB SA	899,848	64,819
	Solvay SA Class A	416,865	61,381
	Delhaize Group SA	747,634	60,185
	Ageas	1,562,474	58,706
*	Groupe Bruxelles Lambert SA	573,528	50,345
	Umicore SA	799,410	39,736
	Belgacom SA	1,033,756	38,502
	RTL Group SA	284,517	26,674
	Colruyt SA	489,698	23,144
	Ackermans & van Haaren NV	183,374	22,411
*	Telenet Group Holding NV	358,005	21,514
	bpost SA	733,816	21,045
*	Ontex Group NV	489,536	14,557
^	Cofinimmo SA	128,439	14,176
	Fagron	226,106	9,994

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Nyrstar (Voting Shares)	2,435,263	9,577
	Melexis NV	153,292	9,464
	Befimmo SA	126,663	8,742
	Elia System Operator SA/NV	193,224	8,574
	Warehouses De Pauw SCA	98,937	7,864
^	NV Bekaert SA	267,227	7,764
	D'ieteren SA/NV	197,644	7,709
*	Euronav NV	550,721	7,579
	Gimv NV	142,883	6,660
*	Tessenderlo Chemie NV (Voting Shares)	175,312	5,770
	Cie d'Entreprises CFE	52,501	5,681
*	KBC Ancora	112,924	4,236
	Barco NV	58,822	3,976
*	Mobistar SA	208,019	3,956
*	Kinepolis Group NV	96,899	3,756
	Econocom Group SA/NV	417,514	3,651
*	Ion Beam Applications	134,576	3,343
*	AGFA-Gevaert NV	1,288,937	3,229
	Van de Velde NV	48,329	2,887
	EVS Broadcast Equipment SA	71,601	2,800
*	BHF Kleinwort Benson Group	553,060	2,640
	Wereldhave Belgium NV	14,852	1,711
^	Cie Maritime Belge SA	116,882	1,633
	Intervest Offices & Warehouses NV	57,174	1,604
*,^	ThromboGenics NV	203,397	1,217
	Sofina SA	2,443	277
*	Cofinimmo SA Rights Exp. 05/06/2015	125,704	75
			1,503,625
Brazil (1.6%)
	Ambev SA	27,026,516	169,894
	Itau Unibanco Holding SA Preference Shares	13,000,425	166,251
	Banco Bradesco SA Preference Shares	13,768,111	146,960
	BRF SA	5,276,103	112,774
	Vale SA Preference Shares	17,304,301	104,241
*	Petroleo Brasileiro SA	21,903,557	103,595
*	Petroleo Brasileiro SA Preference Shares	23,357,241	101,167
	Cielo SA	6,418,702	89,348
	Itausa - Investimentos Itau SA Preference Shares	23,471,416	82,654
	Itau Unibanco Holding SA ADR	6,255,869	80,200
	Ultrapar Participacoes SA	2,832,976	65,198
	Banco do Brasil SA	6,315,322	55,797
	Banco Bradesco SA ADR	4,913,100	52,521
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	12,715,529	52,374
	BB Seguridade Participacoes SA	4,439,882	51,944
	Ambev SA ADR	7,535,516	47,700
	Banco Bradesco SA	4,478,975	44,657
	Kroton Educacional SA	11,194,416	40,870
*	Petroleo Brasileiro SA ADR Type A	4,225,334	36,676
	CCR SA	6,386,677	35,188
	Telefonica Brasil SA Preference Shares	2,060,538	34,195
	Lojas Renner SA	940,600	32,795
	Embraer SA	3,627,005	28,289
	JBS SA	5,243,524	27,045
*,^	Petroleo Brasileiro SA ADR	2,771,055	26,325
	Souza Cruz SA	2,847,474	25,990
	Vale SA Class B Pfd. ADR	4,122,584	24,942
	BRF SA ADR	1,161,168	24,930
	Klabin SA	4,051,239	24,848
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	686,902	23,254
	Lojas Americanas SA Preference Shares	3,866,020	21,518
	WEG SA	4,026,330	21,448
	Raia Drogasil SA	1,815,193	20,604
^	Vale SA Class B ADR	2,619,741	20,120
	CETIP SA - Mercados Organizados	1,637,198	18,774

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Grupo BTG Pactual	1,872,536	18,452
	Cia Energetica de Minas Gerais Preference Shares	3,817,081	18,433
*	Hypermarcas SA	2,769,547	18,274
	Tractebel Energia SA	1,539,720	18,244
	BR Malls Participacoes SA	3,160,519	17,203
	Tim Participacoes SA	5,038,738	16,138
	Gerdau SA Preference Shares	4,588,971	15,307
*	Fibria Celulose SA	1,010,155	14,165
*	Qualicorp SA	1,627,171	13,393
	Itau Unibanco Holding SA	1,130,066	13,011
	Cia Brasileira de Distribuicao ADR	385,624	12,934
	CPFL Energia SA	1,863,424	12,289
	Localiza Rent a Car SA	1,051,957	12,262
	Embraer SA ADR	384,853	12,000
	Natura Cosmeticos SA	1,253,681	11,984
	TOTVS SA	1,006,181	11,625
	Estacio Participacoes SA	1,907,422	11,522
	Suzano Papel e Celulose SA Preference Shares Class A	2,169,506	10,873
	Multiplan Empreendimentos Imobiliarios SA	565,487	9,947
^	Telefonica Brasil SA ADR	603,411	9,908
	M Dias Branco SA	338,371	9,719
*	Fibria Celulose SA ADR	651,353	9,125
	Equatorial Energia SA	858,068	9,119
	Cia de Saneamento Basico do Estado de Sao Paulo	1,532,654	9,055
	Porto Seguro SA	712,101	8,908
	Cia Energetica de Sao Paulo Preference Shares	1,369,035	8,633
	Sul America SA	1,815,793	8,558
	Cia Siderurgica Nacional SA	3,077,148	8,242
	Cia Energetica de Minas Gerais ADR	1,633,270	8,036
	Cosan SA Industria e Comercio	801,694	7,849
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,968,839	7,665
*	B2W Cia Digital	788,254	7,161
*	Rumo Logistica Operadora Multimodal SA	15,882,623	6,853
	Odontoprev SA	1,955,596	6,815
	Bradespar SA Preference Shares	1,674,361	6,696
	EDP - Energias do Brasil SA	1,751,202	6,655
	Metalurgica Gerdau SA Preference Shares Class A	2,015,941	6,584
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	401,273	6,240
	Cia Hering	1,031,615	5,995
	Via Varejo SA	947,700	5,945
	Gerdau SA ADR	1,749,465	5,878
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	2,962,802	5,871
	Duratex SA	2,059,945	5,805
	MRV Engenharia e Participacoes SA	2,117,212	5,797
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	974,190	5,738
	Smiles SA	324,500	5,482
^	Cia Siderurgica Nacional SA ADR	1,971,078	5,302
	BR Properties SA	1,468,349	5,122
	Lojas Americanas SA	1,122,625	4,918
	Banco do Estado do Rio Grande do Sul SA Preference Shares	1,260,096	4,889
	Usinas Siderurgicas de Minas Gerais SA	872,300	4,861
	Transmissora Alianca de Energia Eletrica SA	702,467	4,623
*	Oi SA Preference Shares	2,362,405	4,430
	EcoRodovias Infraestrutura e Logistica SA	1,473,962	4,339
	Sao Martinho SA	332,439	4,229
	Cia Paranaense de Energia ADR	382,256	4,182
	AES Tiete SA Preference Shares	711,360	4,085
	Cia Paranaense de Energia Preference Shares	355,250	3,998
	Multiplus SA	358,004	3,981
	Iguatemi Empresa de Shopping Centers SA	441,651	3,958
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	259,019	3,654
	Marcopolo SA Preference Shares	3,840,404	3,543
	Centrais Eletricas Brasileiras SA Preference Shares	1,196,968	3,516
	Braskem SA Preference Shares	838,846	3,508

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Linx SA	237,822	3,505
	Aliansce Shopping Centers SA	608,670	3,438
	Grendene SA	568,423	3,396
	Alpargatas SA Preference Shares	996,311	3,277
	Tim Participacoes SA ADR	207,108	3,256
	Light SA	542,059	3,211
*	Abril Educacao SA	774,680	3,178
	Alupar Investimento SA	516,200	3,168
	Centrais Eletricas Brasileiras SA	1,271,800	3,081
	Fleury SA	556,631	3,024
	Cia Energetica de Minas Gerais	594,412	2,869
*	Marfrig Global Foods SA	1,964,056	2,764
	Tupy SA	477,669	2,711
	Cia de Saneamento de Minas Gerais-COPASA	432,315	2,604
*	Restoque Comercio e Confeccoes de Roupas SA	852,800	2,519
	Ez Tec Empreendimentos e Participacoes SA	390,704	2,483
	Arezzo Industria e Comercio SA	299,406	2,442
	Even Construtora e Incorporadora SA	1,478,233	2,434
	JSL SA	595,768	2,292
	CPFL Energia SA ADR	174,550	2,273
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	624,513	2,249
	GAEC Educacao SA	330,584	2,214
	SLC Agricola SA	378,354	2,191
	AES Tiete SA	448,902	2,160
*	Minerva SA	701,600	2,042
	Mahle-Metal Leve SA	297,439	2,004
	Centrais Eletricas Brasileiras SA ADR	805,734	1,974
	Iochpe-Maxion SA	507,957	1,854
	QGEP Participacoes SA	768,875	1,853
*	Oi SA	976,422	1,831
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	102,733	1,789
	Marisa Lojas SA	349,700	1,697
*	PDG Realty SA Empreendimentos e Participacoes	9,462,132	1,633
	Diagnosticos da America SA	456,647	1,513
*	Gol Linhas Aereas Inteligentes SA Preference Shares	593,200	1,496
	Randon Participacoes SA Preference Shares	1,121,456	1,489
*	Gafisa SA	1,600,223	1,487
	Centrais Eletricas Brasileiras SA ADR Prf Class B	507,258	1,456
	Guararapes Confeccoes SA	52,725	1,426
	Mills Estruturas e Servicos de Engenharia SA	582,979	1,424
*	Paranapanema SA	1,108,653	1,417
	Cia Energetica do Ceara Preference Shares	98,153	1,359
*	Gafisa SA ADR	755,200	1,329
*	Magnesita Refratarios SA	1,290,045	1,263
	Direcional Engenharia SA	585,241	1,239
	Sonae Sierra Brasil SA	174,560	1,179
	Cia Paranaense de Energia	154,700	1,176
	Brasil Brokers Participacoes SA	1,280,010	1,168
	Braskem SA ADR	140,550	1,167
	Santos Brasil Participacoes SA	305,249	1,142
	Ser Educacional SA	218,300	1,069
	Arteris SA	369,387	1,005
*	Tegma Gestao Logistica	186,200	933
	Helbor Empreendimentos SA	860,877	909
*	International Meal Co. Alimentacao SA	352,494	877
	Magazine Luiza SA	499,685	831
	Tecnisa SA	603,177	781
	LPS Brasil Consultoria de Imoveis SA	411,400	773
*	Cosan Logistica SA	718,294	572
	JHSF Participacoes SA	673,355	420
	Oi SA ADR	195,425	377
	Banco Santander Brasil SA ADR	66,000	358
	Gol Linhas Aereas Inteligentes SA ADR	128,200	326
*	Brasil Pharma SA	1,340,505	325

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Vale SA	38,400	289
*	PDG Realty SA Empreendimentos e Participacoes Rights	7,939,244	237
*	JHSF Participacoes SA ADR	141,530	98
	Contax Participacoes SA Preference Shares	45,455	20
	Oi SA ADR WI	8,713	17
*	Itausa - Investimentos Itau SA	39	—
	Klabin SA Preference Shares	3	—
			2,674,975
Canada (6.9%)
	Royal Bank of Canada	10,622,513	705,321
	Toronto-Dominion Bank	13,624,905	629,016
*	Valeant Pharmaceuticals International Inc.	2,283,580	495,195
	Bank of Nova Scotia	8,934,998	492,702
	Suncor Energy Inc.	10,762,251	350,476
	Canadian National Railway Co.	5,317,898	343,360
	Enbridge Inc.	6,287,797	328,644
^	Bank of Montreal (Toronto Shares)	4,706,822	307,494
	Canadian Natural Resources Ltd.	8,100,460	269,165
	Manulife Financial Corp.	14,553,826	264,900
	TransCanada Corp.	5,191,315	240,956
	Canadian Imperial Bank of Commerce	2,951,077	236,967
	Brookfield Asset Management Inc. Class A (Toronto Shares)	4,139,388	222,906
	Canadian Pacific Railway Ltd.	1,116,736	212,916
	Potash Corp. of Saskatchewan Inc.	6,126,243	200,061
	Magna International Inc.	2,907,008	146,495
	Sun Life Financial Inc.	4,506,969	144,231
	Cenovus Energy Inc.	6,090,883	114,750
	Goldcorp Inc.	5,967,021	112,318
	Agrium Inc.	1,071,098	110,972
	Alimentation Couche-Tard Inc. Class B	2,875,959	110,080
	Thomson Reuters Corp.	2,669,045	109,660
	Barrick Gold Corp. (Toronto Shares)	8,063,430	104,795
	National Bank of Canada	2,418,106	97,706
	Rogers Communications Inc. Class B	2,681,436	95,789
*	Catamaran Corp.	1,533,568	91,061
	BCE Inc.	2,055,954	90,639
	Loblaw Cos. Ltd.	1,703,754	86,607
*	Fairfax Financial Holdings Ltd.	156,718	85,601
^	Crescent Point Energy Corp.	3,277,431	85,596
	Imperial Oil Ltd.	1,941,318	85,569
^	Pembina Pipeline Corp.	2,451,343	85,314
*	CGI Group Inc. Class A	1,957,339	82,382
	Encana Corp.	5,651,629	80,242
	Intact Financial Corp.	971,350	74,818
	Power Corp. of Canada	2,566,652	70,522
^	Shaw Communications Inc. Class B	2,980,200	68,126
	Great-West Lifeco Inc.	2,216,143	67,981
	First Quantum Minerals Ltd.	4,437,026	67,962
^	Fortis Inc.	2,023,679	65,868
	Restaurant Brands International Inc.	1,557,188	63,539
^	Inter Pipeline Ltd.	2,384,079	62,443
	Talisman Energy Inc.	7,604,014	60,693
	Franco-Nevada Corp.	1,152,042	59,813
	Silver Wheaton Corp.	2,983,926	58,862
	Canadian Tire Corp. Ltd. Class A	552,070	58,474
^	RioCan REIT	2,310,866	57,192
	Gildan Activewear Inc.	1,788,076	56,673
	Saputo Inc.	1,879,014	55,677
	Metro Inc.	1,883,262	54,445
	Power Financial Corp.	1,722,175	53,271
	Teck Resources Ltd. Class B	3,469,717	52,599
	TELUS Corp.	1,516,760	52,461
	Cameco Corp.	2,903,343	51,064
	CI Financial Corp.	1,734,332	50,973

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	ARC Resources Ltd.	2,469,390	50,534
	Husky Energy Inc.	2,172,841	48,590
	Agnico Eagle Mines Ltd.	1,584,992	47,977
	Dollarama Inc.	834,498	47,919
	Constellation Software Inc.	117,105	45,910
*	Tourmaline Oil Corp.	1,321,088	45,595
	Canadian Utilities Ltd. Class A	1,397,212	45,396
	Open Text Corp.	897,904	45,368
^	Keyera Corp.	1,239,125	43,618
	Methanex Corp.	684,589	41,200
^	SNC-Lavalin Group Inc.	1,127,680	40,658
	Onex Corp.	649,037	39,082
	Canadian Oil Sands Ltd.	3,581,333	38,915
^	H&R REIT	2,016,565	38,693
*	BlackBerry Ltd.	3,669,336	37,256
^	Vermilion Energy Inc.	697,277	33,566
^	AltaGas Ltd.	980,900	33,334
^	Veresen Inc.	2,106,944	31,678
	George Weston Ltd.	375,990	31,058
^	PrairieSky Royalty Ltd.	1,105,846	30,366
^	Baytex Energy Corp.	1,519,603	29,687
	Bombardier Inc. Class B	14,248,819	28,817
^	Peyto Exploration & Development Corp.	976,210	28,376
	Empire Co. Ltd.	382,691	27,650
	IGM Financial Inc.	728,612	27,556
	CCL Industries Inc. Class B	236,871	27,233
	Industrial Alliance Insurance & Financial Services Inc.	740,485	26,950
*	Element Financial Corp.	1,860,092	26,672
	Yamana Gold Inc.	6,939,553	26,516
	Eldorado Gold Corp.	5,230,019	26,053
	Finning International Inc.	1,267,432	25,968
*	Turquoise Hill Resources Ltd.	5,926,447	24,855
	Progressive Waste Solutions Ltd.	853,372	24,664
	CAE Inc.	1,970,846	24,454
	WSP Global Inc.	657,885	23,447
	West Fraser Timber Co. Ltd.	452,712	23,294
*	Lundin Mining Corp.	4,609,655	22,924
^	Whitecap Resources Inc.	1,804,750	22,363
	Linamar Corp.	376,072	22,337
	DH Corp.	634,932	22,250
*	MEG Energy Corp.	1,108,161	21,373
	Atco Ltd.	559,656	21,213
	MacDonald Dettwiler & Associates Ltd.	265,590	21,084
	Gibson Energy Inc.	912,171	21,033
*	Kinross Gold Corp.	8,496,904	20,635
^	Home Capital Group Inc. Class B	518,481	20,464
	Hudson's Bay Co.	931,576	20,361
	TransAlta Corp.	2,024,128	20,132
	Canadian REIT	530,015	20,036
	Canadian Apartment Properties REIT	817,410	19,763
	Cominar REIT	1,224,084	19,399
	Calloway REIT	764,659	19,362
^	Enerplus Corp.	1,511,825	19,122
	Allied Properties REIT	569,763	18,890
^	Cineplex Inc.	463,644	18,561
^	Dream Office REIT	803,827	18,442
*,^	Amaya Inc.	780,279	18,257
	HudBay Minerals Inc.	1,735,310	17,159
	Quebecor Inc. Class B	622,856	17,129
	TransForce Inc.	756,934	17,096
	Stantec Inc.	629,290	16,998
	Ritchie Bros Auctioneers Inc.	661,532	16,740
	FirstService Corp.	241,931	15,837
	Precision Drilling Corp.	2,161,533	15,730

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Capital Power Corp.	756,890	15,590
	ShawCor Ltd.	459,693	15,564
	Canadian Western Bank	592,799	15,413
^	Boardwalk REIT	296,466	14,930
	Aimia Inc.	1,266,732	14,069
	Tahoe Resources Inc.	986,765	13,945
*	Celestica Inc.	1,120,379	13,679
	Secure Energy Services Inc.	948,452	13,411
*,^	Detour Gold Corp.	1,246,833	13,176
	Toromont Industries Ltd.	505,662	13,164
^	Pengrowth Energy Corp.	3,890,344	13,059
^	Chartwell Retirement Residences	1,267,041	12,718
^	Parkland Fuel Corp.	578,725	12,635
*	New Gold Inc.	3,730,728	12,523
^	TMX Group Ltd.	278,972	12,433
^	Artis REIT	1,004,318	12,386
	Dominion Diamond Corp.	622,423	12,268
	Granite REIT	345,315	11,975
	Westshore Terminals Investment Corp.	447,311	11,831
*	Canfor Corp.	584,470	11,583
	Algonquin Power & Utilities Corp.	1,405,247	11,449
	Maple Leaf Foods Inc.	594,074	11,399
*	Paramount Resources Ltd. Class A	383,189	11,335
	Stella-Jones Inc.	306,544	11,050
^	Superior Plus Corp.	939,456	10,800
	Jean Coutu Group PJC Inc. Class A	554,641	10,794
	RONA Inc.	818,192	10,769
	First Capital Realty Inc.	648,712	10,754
*,^	B2Gold Corp.	6,715,588	10,520
	Russel Metals Inc.	453,942	10,384
^	Bonavista Energy Corp.	1,472,399	10,141
	Pan American Silver Corp.	1,056,202	10,111
^	Mullen Group Ltd.	576,692	10,000
*	Raging River Exploration Inc.	1,255,573	9,834
^	Northland Power Inc.	665,075	9,509
^	Osisko Gold Royalties Ltd.	697,213	9,344
	Corus Entertainment Inc. Class B	603,784	9,283
^	Penn West Petroleum Ltd.	3,706,697	9,217
	Pason Systems Inc.	500,792	9,016
^	Genworth MI Canada Inc.	303,027	8,828
^	Emera Inc.	261,490	8,812
	Laurentian Bank of Canada	211,714	8,474
*,^	Sierra Wireless Inc.	237,601	8,348
*,^	Pacific Rubiales Energy Corp.	2,368,141	8,008
	Enerflex Ltd.	590,384	7,917
*	Advantage Oil & Gas Ltd.	1,252,627	7,756
	Ensign Energy Services Inc.	939,239	7,489
*	NuVista Energy Ltd.	1,001,816	7,423
	Transcontinental Inc. Class A	476,244	7,334
*	Kelt Exploration Ltd.	930,180	7,178
^	TORC Oil & Gas Ltd.	812,514	7,071
	Barrick Gold Corp. (New York Shares)	542,335	7,061
	North West Co. Inc.	339,905	6,976
*	Parex Resources Inc.	868,430	6,968
*	Great Canadian Gaming Corp.	352,983	6,919
	Innergex Renewable Energy Inc.	739,332	6,876
*	Brookfield Asset Management Inc. Class A (New York Shares)	125,000	6,731
^	Canadian Energy Services & Technology Corp.	1,331,040	6,719
*,^	NovaGold Resources Inc.	1,731,046	6,629
^	Manitoba Telecom Services Inc.	305,278	6,571
	AuRico Gold Inc.	1,878,785	6,556
^	Bonterra Energy Corp.	203,499	6,506
*	ATS Automation Tooling Systems Inc.	587,672	6,483
*	Alamos Gold Inc.	931,162	6,437

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Bank of Montreal (New York Shares)	97,876	6,391
*	IAMGOLD Corp.	2,843,974	6,365
^	Norbord Inc.	314,271	6,340
*	SEMAFO Inc.	2,006,595	6,170
	Cott Corp.	706,431	6,160
	Centerra Gold Inc.	1,156,235	5,980
^	Surge Energy Inc.	1,632,482	5,940
	Nevsun Resources Ltd.	1,490,438	5,880
*	Birchcliff Energy Ltd.	793,422	5,735
*	Bankers Petroleum Ltd.	1,894,068	5,636
	Dorel Industries Inc. Class B	184,594	5,432
*	Torex Gold Resources Inc.	5,687,524	5,280
^	Just Energy Group Inc.	975,512	5,239
	Martinrea International Inc.	513,444	5,128
*	Gran Tierra Energy Inc. (XASE)	1,352,643	5,032
^	Northern Property REIT	234,580	4,880
*,^	Athabasca Oil Corp.	2,620,866	4,801
*,^	Avigilon Corp.	270,576	4,669
	Cogeco Cable Inc.	81,304	4,657
	Trican Well Service Ltd.	1,097,853	4,641
	Sherritt International Corp.	2,206,374	4,572
	Aecon Group Inc.	416,034	4,521
*	Crew Energy Inc.	1,019,038	4,519
	Calfrac Well Services Ltd.	526,047	4,378
*	Primero Mining Corp.	1,184,696	4,370
^	AutoCanada Inc.	131,196	4,344
*,^	First Majestic Silver Corp.	889,858	4,337
	Trinidad Drilling Ltd.	1,020,702	4,289
^	Extendicare Inc.	647,707	4,230
*,^	Pretium Resources Inc.	726,773	4,187
	OceanaGold Corp.	2,194,519	4,184
^	Canaccord Genuity Group Inc.	719,101	4,130
	AGF Management Ltd. Class B	637,565	4,080
*,^	Bellatrix Exploration Ltd.	1,294,375	4,066
*	Capstone Mining Corp.	2,834,260	3,947
*	Alacer Gold Corp.	1,721,119	3,894
^	Trilogy Energy Corp.	488,414	3,728
	Morguard REIT	258,447	3,710
^	Black Diamond Group Ltd.	254,383	3,570
*,^	Imperial Metals Corp.	323,017	3,505
^	Dundee Corp. Class A	341,393	3,288
*,^	Silver Standard Resources Inc.	593,501	3,227
	Major Drilling Group International Inc.	591,842	3,174
	Torstar Corp. Class B	530,586	3,166
	InnVest REIT	669,158	3,134
*,^	China Gold International Resources Corp. Ltd.	1,842,625	3,085
*,^	DREAM Unlimited Corp. Class A	385,644	3,027
*,^	Denison Mines Corp.	3,357,110	2,977
^	First National Financial Corp.	150,614	2,818
	Cascades Inc.	476,132	2,763
^	Sprott Inc.	1,160,646	2,549
*	Gran Tierra Energy Inc. (XTSE)	649,335	2,427
^	Canexus Corp.	1,377,413	2,283
^	GMP Capital Inc.	366,914	1,557
^	Bombardier Inc. Class A	321,743	672
*	Constellation Software Rights Exp. 09/15/2015	117,105	35
*	Westport Innovations Inc.	2,088	9
*,^	Great Basin Gold Ltd.	2,279,068	4
*	Poseidon Concepts Corp.	320,721	—
			11,144,180
Chile (0.3%)
	Enersis SA	118,096,634	41,265
	Empresas COPEC SA	2,771,956	31,814
	Empresa Nacional de Electricidad SA	19,219,005	29,618

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	SACI Falabella	3,544,646	27,650
	Empresas CMPC SA	8,189,028	22,956
	Cencosud SA	8,257,197	21,386
*	Latam Airlines Group SA (Santiago Shares)	2,188,360	20,953
	Banco de Chile	175,157,885	20,113
	Banco Santander Chile	363,651,321	19,595
	Banco de Credito e Inversiones	317,904	15,878
	Colbun SA	52,193,837	15,766
	Corpbanca SA	1,185,741,650	13,436
	Aguas Andinas SA Class A	21,375,005	12,658
	Cia Cervecerias Unidas SA	1,098,194	11,959
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	486,092	10,671
	AES Gener SA	18,345,878	10,574
	Enersis SA ADR	525,335	9,335
	ENTEL Chile SA	806,381	9,122
	Empresa Nacional de Electricidad SA ADR	188,089	8,675
	Vina Concha y Toro SA	4,071,371	8,304
	SONDA SA	3,488,822	8,220
	Parque Arauco SA	3,830,267	7,807
*	E.CL SA	3,954,374	6,433
	Embotelladora Andina SA Preference Shares	1,742,294	5,533
	Inversiones Aguas Metropolitanas SA	3,148,520	5,133
	Banco Santander Chile ADR	229,722	5,010
	Sociedad Quimica y Minera de Chile SA ADR	184,466	4,029
	Administradora de Fondos de Pensiones Habitat SA	2,406,897	3,699
*	Cia Sud Americana de Vapores SA	93,330,355	3,578
	Ripley Corp. SA	6,319,803	3,358
	Inversiones La Construccion SA	239,716	3,070
	Forus SA	651,653	2,864
	Salfacorp SA	3,080,021	2,518
*	Latam Airlines Group SA	217,064	2,053
	Coca-Cola Embonor SA Preference Shares Class B	1,236,251	2,001
	CAP SA	532,702	1,900
*	Latam Airlines Group SA ADR	73,423	703
			429,637
China (5.2%)
*	Tencent Holdings Ltd.	39,428,575	813,762
	China Mobile Ltd.	38,420,446	548,770
	China Construction Bank Corp.	532,319,340	516,741
	Industrial & Commercial Bank of China Ltd.	531,677,760	461,210
	Bank of China Ltd.	555,507,306	380,636
	China Life Insurance Co. Ltd. Class H	54,888,000	266,387
	Ping An Insurance Group Co. of China Ltd.	18,407,700	263,253
	CNOOC Ltd.	118,626,000	202,283
	PetroChina Co. Ltd.	155,634,000	200,731
	China Petroleum & Chemical Corp.	188,208,400	177,625
	China Overseas Land & Investment Ltd.	30,097,680	125,368
	Agricultural Bank of China Ltd.	190,327,070	107,150
	China Pacific Insurance Group Co. Ltd.	19,031,438	103,155
	China Merchants Bank Co. Ltd.	33,855,122	101,621
	China Telecom Corp. Ltd.	119,398,000	88,451
	Lenovo Group Ltd.	47,540,000	81,748
	CITIC Ltd.	40,434,000	80,888
*	China Unicom Hong Kong Ltd.	41,939,694	78,768
*,^	Hanergy Thin Film Power Group Ltd.	82,854,000	77,108
	Hengan International Group Co. Ltd.	5,407,000	66,706
	China Minsheng Banking Corp. Ltd.	45,025,918	65,745
	China Shenhua Energy Co. Ltd.	25,103,000	65,194
	Bank of Communications Co. Ltd.	59,312,150	60,799
	China Communications Construction Co. Ltd.	32,736,632	59,543
	Great Wall Motor Co. Ltd.	7,605,000	57,704
	China Resources Land Ltd.	15,522,867	56,320
	PICC Property & Casualty Co. Ltd.	24,128,484	53,457
	China CITIC Bank Corp. Ltd.	55,828,446	50,628

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Belle International Holdings Ltd.	38,571,000	49,505
	China Resources Power Holdings Co. Ltd.	14,069,600	42,443
^	Evergrande Real Estate Group Ltd.	43,699,883	41,322
	China Railway Group Ltd.	28,157,000	39,514
	ENN Energy Holdings Ltd.	5,426,000	39,053
	CITIC Securities Co. Ltd.	8,723,000	38,642
	China Merchants Holdings International Co. Ltd.	8,446,000	38,317
	Brilliance China Automotive Holdings Ltd.	20,296,000	38,090
	Sinopharm Group Co. Ltd.	7,741,400	36,770
	New China Life Insurance Co. Ltd.	5,937,767	36,744
	China Everbright International Ltd.	19,453,000	36,275
	Dongfeng Motor Group Co. Ltd.	21,562,000	35,822
	Haitong Securities Co. Ltd.	10,963,200	35,807
	Anhui Conch Cement Co. Ltd.	8,852,500	35,793
	Huaneng Power International Inc.	24,830,000	35,214
	Beijing Enterprises Holdings Ltd.	3,834,500	35,042
	CSPC Pharmaceutical Group Ltd.	30,797,579	31,977
	Zhuzhou CSR Times Electric Co. Ltd.	3,714,500	31,585
	China Longyuan Power Group Corp. Ltd.	24,868,000	30,819
^	Byd Co. Ltd.	5,054,258	30,535
*,^	Alibaba Pictures Group Ltd.	62,040,000	30,517
*,2	China CNR Corp. Ltd.	14,730,000	30,086
	China Railway Construction Corp. Ltd.	13,878,300	27,711
*	China Taiping Insurance Holdings Co. Ltd.	7,368,226	27,374
	China Oilfield Services Ltd.	13,314,000	27,336
	China Resources Enterprise Ltd.	8,792,000	26,933
^	CSR Corp. Ltd.	13,885,000	26,767
^	Fosun International Ltd.	10,699,000	26,667
	China National Building Material Co. Ltd.	21,492,000	26,069
*,^	China Vanke Co. Ltd.	9,724,674	25,752
*,2	CGN Power Co. Ltd.	45,357,000	25,380
*	Alibaba Health Information Technology Ltd.	16,310,000	25,177
	Beijing Enterprises Water Group Ltd.	28,522,000	24,599
	Guangdong Investment Ltd.	16,478,000	24,571
	Kunlun Energy Co. Ltd.	20,612,300	24,470
	Sino Biopharmaceutical Ltd.	20,892,000	23,852
*,^	GCL-Poly Energy Holdings Ltd.	77,683,000	23,494
*,^	Goldin Properties Holdings Ltd.	9,456,000	22,939
	Country Garden Holdings Co. Ltd.	42,239,962	22,805
	China State Construction International Holdings Ltd.	11,477,442	22,121
	Sino-Ocean Land Holdings Ltd.	26,384,000	21,949
	GOME Electrical Appliances Holding Ltd.	84,741,612	21,708
	Shimao Property Holdings Ltd.	9,207,500	21,677
^	Shanghai Electric Group Co. Ltd.	20,724,000	21,132
^	Kingsoft Corp. Ltd.	5,402,000	21,118
	China Gas Holdings Ltd.	11,848,000	20,934
	China Everbright Ltd.	6,316,000	20,880
	Chongqing Changan Automobile Co. Ltd. Class B	6,244,413	20,489
	Jiangxi Copper Co. Ltd.	9,809,000	20,243
	Shenzhou International Group Holdings Ltd.	4,141,000	19,476
2	People's Insurance Co. Group of China Ltd.	28,046,000	19,420
	Haier Electronics Group Co. Ltd.	6,700,000	19,273
*	Aluminum Corp. of China Ltd.	29,269,593	18,885
	COSCO Pacific Ltd.	11,954,000	18,746
	AviChina Industry & Technology Co. Ltd.	16,508,000	18,703
	Geely Automobile Holdings Ltd.	33,120,000	18,632
	Chongqing Rural Commercial Bank Co. Ltd.	20,546,000	18,327
	Tsingtao Brewery Co. Ltd.	2,796,000	17,764
	Guangzhou Automobile Group Co. Ltd.	16,249,883	17,641
*,^	China COSCO Holdings Co. Ltd.	19,058,000	17,522
	Zhejiang Expressway Co. Ltd.	10,876,000	17,273
	Longfor Properties Co. Ltd.	9,917,000	17,212
	China Resources Gas Group Ltd.	4,941,000	17,159
	Sunac China Holdings Ltd.	13,021,000	17,122

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Zijin Mining Group Co. Ltd.	43,601,000	16,820
*	China Everbright Bank Co. Ltd.	24,319,231	16,477
	Air China Ltd.	13,554,000	16,348
*,2	Dalian Wanda Commercial Properties Co. Ltd.	1,981,800	16,250
	ZTE Corp.	4,672,982	15,725
	Sinopec Shanghai Petrochemical Co. Ltd.	25,871,000	15,630
*	China Shipping Container Lines Co. Ltd.	27,404,000	15,454
	Shenzhen International Holdings Ltd.	7,914,750	14,877
	Sihuan Pharmaceutical Holdings Group Ltd.	25,782,000	14,670
	TravelSky Technology Ltd.	7,517,000	14,576
^	Yanzhou Coal Mining Co. Ltd.	14,535,200	14,534
	ANTA Sports Products Ltd.	6,602,000	14,517
	Weichai Power Co. Ltd.	3,583,560	14,199
	Shanghai Pharmaceuticals Holding Co. Ltd.	4,543,547	14,143
*	China Cinda Asset Management Co. Ltd.	23,403,000	13,888
^,2	China Galaxy Securities Co. Ltd.	8,296,500	13,569
	Shanghai Industrial Holdings Ltd.	3,374,000	13,452
	Huadian Power International Corp. Ltd.	11,936,000	13,215
	Huaneng Renewables Corp. Ltd.	30,006,000	13,101
^	China Coal Energy Co. Ltd.	19,772,000	12,997
	Metallurgical Corp. of China Ltd.	21,396,063	12,626
	China Southern Airlines Co. Ltd.	12,806,000	12,585
	Jiangsu Expressway Co. Ltd.	9,014,000	12,376
	Shandong Weigao Group Medical Polymer Co. Ltd.	13,336,000	12,325
	Datang International Power Generation Co. Ltd.	21,060,000	12,319
^	China Power International Development Ltd.	18,918,000	12,196
	Far East Horizon Ltd.	11,459,598	12,102
	Beijing Capital International Airport Co. Ltd.	11,246,000	11,953
	Skyworth Digital Holdings Ltd.	13,263,000	11,815
	China International Marine Containers Group Co. Ltd.	4,321,853	11,646
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,719,102	11,345
	Inner Mongolia Yitai Coal Co. Ltd. Class B	7,456,494	11,312
	Yuexiu Property Co. Ltd.	45,885,536	11,220
^	China Huishan Dairy Holdings Co. Ltd.	52,609,368	11,215
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,935,000	11,170
	China Medical System Holdings Ltd.	6,294,500	11,108
	Franshion Properties China Ltd.	26,858,000	10,851
	BBMG Corp.	8,692,500	10,758
^	Sunny Optical Technology Group Co. Ltd.	4,798,000	10,677
	China Communications Services Corp. Ltd.	18,777,600	10,582
	Haitian International Holdings Ltd.	4,239,000	10,543
	Sinotrans Ltd.	13,505,000	10,336
	Huadian Fuxin Energy Corp. Ltd.	19,040,014	10,241
*,^	Shunfeng International Clean Energy Ltd.	13,838,000	9,757
^	China Molybdenum Co. Ltd.	9,732,000	9,734
	Lao Feng Xiang Co. Ltd. Class B	1,532,503	9,634
	Nine Dragons Paper Holdings Ltd.	11,689,669	9,544
	Digital China Holdings Ltd.	6,087,000	9,407
^	China Shanshui Cement Group Ltd.	11,479,000	9,316
	China Resources Cement Holdings Ltd.	14,627,845	9,297
*	China Eastern Airlines Corp. Ltd.	11,848,000	9,149
^	Intime Retail Group Co. Ltd.	8,175,000	9,141
	Kingboard Chemical Holdings Ltd.	4,990,900	9,083
*,^	Sinopec Oilfield Service Corp.	15,680,000	9,079
	Guangzhou R&F Properties Co. Ltd.	7,070,400	9,018
*	SFS Group AG	117,422	8,982
2	Sinopec Engineering Group Co. Ltd.	8,278,500	8,936
	China Agri-Industries Holdings Ltd.	15,541,400	8,875
*	GF Securities Co. Ltd.	2,767,800	8,767
	Shenzhen Investment Ltd.	15,958,000	8,764
	Poly Property Group Co. Ltd.	13,556,000	8,685
	BYD Electronic International Co. Ltd.	5,755,000	8,669
	SOHO China Ltd.	11,380,500	8,633
	Agile Property Holdings Ltd.	10,327,500	8,625

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	KWG Property Holding Ltd.	8,396,000	8,483
^	Tong Ren Tang Technologies Co. Ltd.	4,734,000	8,280
*	China Shipping Development Co. Ltd.	9,566,000	8,003
	Beijing Jingneng Clean Energy Co. Ltd.	15,452,000	7,638
*,^	Kingdee International Software Group Co. Ltd.	12,725,600	7,550
	China South City Holdings Ltd.	16,908,000	7,452
	Xinjiang Goldwind Science & Technology Co. Ltd.	3,076,400	7,147
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,548,481	7,147
^	Greentown China Holdings Ltd.	5,613,000	6,964
*,^	Tech Pro Technology Development Ltd.	8,546,400	6,944
	Guangshen Railway Co. Ltd.	10,470,000	6,934
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	9,966,622	6,917
*,^	China High Speed Transmission Equipment Group Co. Ltd.	7,584,000	6,830
^	China Hongqiao Group Ltd.	7,254,075	6,754
	Coolpad Group Ltd.	18,036,000	6,736
	CSG Holding Co. Ltd. Class B	5,616,258	6,711
*,^	PAX Global Technology Ltd.	4,585,000	6,661
*,2	BAIC Motor Corp. Ltd.	4,476,100	6,623
^	Sinopec Kantons Holdings Ltd.	7,242,000	6,545
	Angang Steel Co. Ltd.	7,870,000	6,540
*,^	Renhe Commercial Holdings Co. Ltd.	114,881,452	6,464
*,^	China Modern Dairy Holdings Ltd.	15,705,000	6,389
*,^	Luye Pharma Group Ltd.	4,980,000	6,385
^	China Zhongwang Holdings Ltd.	10,302,695	6,241
^	Golden Eagle Retail Group Ltd.	4,129,000	6,184
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,614,000	6,172
^	Beijing Capital Land Ltd.	7,454,000	6,159
	Hua Han Bio-Pharmaceutical Holdings Ltd.	22,384,000	6,138
	China BlueChemical Ltd.	13,440,000	5,986
*	Xinhua Winshare Publishing and Media Co. Ltd.	4,705,000	5,888
*,2	Shengjing Bank Co. Ltd.	4,855,758	5,886
	Lee & Man Paper Manufacturing Ltd.	10,202,000	5,780
	Huishang Bank Corp. Ltd.	10,744,665	5,773
*,^	Li Ning Co. Ltd.	10,153,727	5,616
^	Dongfang Electric Corp. Ltd.	2,472,400	5,605
^	Wasion Group Holdings Ltd.	3,420,000	5,393
*	CT Environmental Group Ltd.	3,832,000	5,369
*	Hopson Development Holdings Ltd.	4,522,000	5,301
*,^	Hi Sun Technology China Ltd.	13,188,000	5,292
^	NetDragon Websoft Inc.	1,679,008	5,180
*,^	CAR Inc.	2,191,000	5,179
^	Fufeng Group Ltd.	6,508,600	5,086
^	China Lesso Group Holdings Ltd.	6,906,000	5,074
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,605,361	5,063
	China Dongxiang Group Co. Ltd.	20,644,000	5,046
	Shenzhen Expressway Co. Ltd.	5,244,000	5,003
	Weifu High-Technology Group Co. Ltd. Class B	1,068,348	4,989
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	6,231,767	4,977
*,^	Maanshan Iron & Steel Co. Ltd.	12,778,000	4,965
	Guangdong Electric Power Development Co. Ltd. Class B	4,901,475	4,958
^	Biostime International Holdings Ltd.	1,066,500	4,888
*,^	China Traditional Chinese Medicine Co. Ltd.	6,248,000	4,865
	China Machinery Engineering Corp.	3,656,000	4,853
^	MMG Ltd.	11,224,000	4,820
^	China Singyes Solar Technologies Holdings Ltd.	2,914,400	4,773
^	Greatview Aseptic Packaging Co. Ltd.	7,897,000	4,758
^	Zhaojin Mining Industry Co. Ltd.	6,542,000	4,703
	Dazhong Transportation Group Co. Ltd. Class B	3,901,700	4,679
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	9,208,000	4,671
*,^	Chinasoft International Ltd.	8,052,000	4,602
	CIMC Enric Holdings Ltd.	4,156,000	4,595
	China Merchants Property Development Co. Ltd. Class B	1,544,424	4,543
^	China ZhengTong Auto Services Holdings Ltd.	6,584,000	4,492
*	AVIC International Holding HK Ltd.	27,686,000	4,487

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Lijun International Pharmaceutical Holding Co. Ltd.	9,976,000	4,413
^	Baoxin Auto Group Ltd.	5,575,500	4,400
*	China Conch Venture Holdings Ltd.	1,626,500	4,368
*	BOE Technology Group Co. Ltd. Class B	9,794,068	4,359
	Zhongsheng Group Holdings Ltd.	4,719,000	4,307
^	Phoenix Satellite Television Holdings Ltd.	10,838,000	4,282
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,027,025	4,276
	Harbin Electric Co. Ltd.	5,128,000	4,206
^	Tibet 5100 Water Resources Holdings Ltd.	10,935,000	4,199
*,2	Cosmo Lady China Holdings Co. Ltd.	4,856,871	4,069
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,498,813	4,037
^	Bank of Chongqing Co. Ltd.	3,760,500	4,034
^	CIFI Holdings Group Co. Ltd.	13,024,000	4,034
	Kingboard Laminates Holdings Ltd.	7,673,000	3,934
*,^	China Foods Ltd.	5,170,000	3,871
*	Shanghai Baosight Software Co. Ltd. Class B	862,770	3,868
*,^	Phoenix Healthcare Group Co. Ltd.	1,857,569	3,833
^	China Water Affairs Group Ltd.	6,046,000	3,832
	Tianjin Port Development Holdings Ltd.	11,910,000	3,831
^	Boer Power Holdings Ltd.	1,986,000	3,830
	China Oil & Gas Group Ltd.	26,860,000	3,770
^	Dah Chong Hong Holdings Ltd.	6,000,000	3,745
	Sichuan Expressway Co. Ltd.	6,774,000	3,714
^	China Suntien Green Energy Corp. Ltd.	13,777,000	3,702
*,^	North Mining Shares Co. Ltd.	75,620,000	3,691
	Bosideng International Holdings Ltd.	21,128,000	3,687
*	Sinofert Holdings Ltd.	13,266,000	3,647
^	Yuexiu Transport Infrastructure Ltd.	4,926,000	3,621
	Anhui Gujing Distillery Co. Ltd. Class B	899,927	3,597
	Lonking Holdings Ltd.	14,487,000	3,593
	China Shineway Pharmaceutical Group Ltd.	2,105,000	3,579
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,106,652	3,571
	Sinotruk Hong Kong Ltd.	4,977,500	3,550
*	China Power New Energy Development Co. Ltd.	35,820,000	3,543
	Wumart Stores Inc.	4,045,000	3,536
*,^	China Yurun Food Group Ltd.	10,169,413	3,507
	Xiamen International Port Co. Ltd.	6,340,000	3,497
^	Dalian Port PDA Co. Ltd.	6,414,000	3,492
^	China Overseas Grand Oceans Group Ltd.	5,826,500	3,484
*	Central China Securities Co. Ltd.	3,542,489	3,480
	Jiangling Motors Corp. Ltd. Class B	637,597	3,423
	Dongyue Group Ltd.	7,939,000	3,373
	Luthai Textile Co. Ltd. Class B	2,064,300	3,338
*	Dongjiang Environmental Co. Ltd.	604,000	3,271
	China National Materials Co. Ltd.	8,817,000	3,239
^	Wisdom Holdings Group	3,654,000	3,187
^	China Datang Corp. Renewable Power Co. Ltd.	19,184,000	3,184
	Shanghai Bailian Group Co. Ltd. Class B	1,385,454	3,146
^	Livzon Pharmaceutical Group Inc.	435,211	3,146
	Anhui Expressway Co. Ltd.	3,622,000	3,128
	West China Cement Ltd.	18,294,000	3,126
*	China Metal Recycling Holdings Ltd.	2,568,000	3,124
*,2	Tianhe Chemicals Group Ltd.	20,635,827	3,115
	Hangzhou Steam Turbine Co. Class B	2,286,336	3,113
	Double Coin Holdings Ltd. Class B	1,778,300	3,113
	China National Accord Medicines Corp. Ltd. Class B	412,000	3,044
	China Lilang Ltd.	2,920,000	3,029
^	Hengdeli Holdings Ltd.	13,403,600	3,007
*	Shanghai Haixin Group Co. Class B	3,193,694	2,998
^	Yashili International Holdings Ltd.	8,649,000	2,962
*	CITIC Resources Holdings Ltd.	16,466,600	2,949
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	3,019,000	2,925
*,^	Shanghai Industrial Urban Development Group Ltd.	9,956,000	2,869
*,^	Sinotrans Shipping Ltd.	10,148,500	2,832

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shandong Chenming Paper Holdings Ltd. Class B	3,562,895	2,817
*	Glorious Property Holdings Ltd.	17,916,000	2,751
^	TCL Multimedia Technology Holdings Ltd.	3,338,000	2,743
^	Chaowei Power Holdings Ltd.	3,770,000	2,706
^	First Tractor Co. Ltd.	3,002,000	2,703
*,^	Lianhua Supermarket Holdings Co. Ltd.	3,514,000	2,695
	Tianjin Development Hldgs Ltd.	2,844,000	2,689
	Tianjin Capital Environmental Protection Group Co. Ltd.	2,540,000	2,666
	Shanghai Diesel Engine Co. Ltd. Class B	2,657,860	2,664
^	Texhong Textile Group Ltd.	2,163,000	2,590
	Huangshan Tourism Development Co. Ltd. Class B	1,206,500	2,569
	Weiqiao Textile Co.	3,474,500	2,562
^	Vinda International Holdings Ltd.	1,143,000	2,554
	C C Land Holdings Ltd.	10,077,000	2,547
*,^	V1 Group Ltd.	24,106,000	2,535
*,^	China Resources and Transportation Group Ltd.	105,600,000	2,505
^	Bloomage BioTechnology Corp. Ltd.	1,072,500	2,481
*,^	China Precious Metal Resources Holdings Co. Ltd.	28,942,000	2,468
	Beijing North Star Co. Ltd.	5,280,000	2,467
	Ajisen China Holdings Ltd.	3,965,000	2,459
	Tianneng Power International Ltd.	5,008,000	2,454
*	Concord New Energy Group Ltd.	30,310,000	2,450
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	961,911	2,431
	CPMC Holdings Ltd.	3,121,000	2,420
	XTEP International Holdings Ltd.	6,631,500	2,412
*,2	Kangda International Environmental Co. Ltd.	4,378,891	2,403
*	Poly Culture Group Corp. Ltd.	630,686	2,393
*	Mingfa Group International Co. Ltd.	6,719,000	2,378
*	Shougang Concord International Enterprises Co. Ltd.	33,472,000	2,363
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	2,898,100	2,362
^	Comba Telecom Systems Holdings Ltd.	6,672,018	2,358
*	Huadian Energy Co. Ltd. Class B	3,357,034	2,350
*	Powerlong Real Estate Holdings Ltd.	10,738,000	2,338
*	Shenzhen Chiwan Petroleum Class B	756,136	2,302
	COSCO International Holdings Ltd.	3,806,000	2,223
*,^	PW Medtech Group Ltd.	5,094,000	2,189
*,^	China Lumena New Materials Corp.	13,488,000	2,175
^	Shenguan Holdings Group Ltd.	6,924,000	2,173
	Qingling Motors Co. Ltd.	5,232,000	2,110
	Hubei Sanonda Co. Ltd. Class B	1,695,900	2,096
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,168,620	2,091
	Foshan Electrical and Lighting Co. Ltd. Class B	1,588,359	2,080
^	361 Degrees International Ltd.	5,377,000	2,077
	Huaxin Cement Co. Ltd. Class B	1,545,029	2,053
^	Tiangong International Co. Ltd.	10,210,000	2,019
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	7,121,000	2,006
	Eastern Communications Co. Ltd. Class B	2,011,500	1,995
*	China Tian Lun Gas Holdings Ltd.	1,932,000	1,954
*	China Huiyuan Juice Group Ltd.	4,982,000	1,949
	Shanghai Highly Group Co. Ltd. Class B	2,207,300	1,941
	Xingda International Holdings Ltd.	5,899,000	1,916
	Chongqing Machinery & Electric Co. Ltd.	8,726,000	1,915
*	Shang Gong Group Co. Ltd. Class B	1,698,496	1,908
*	China SCE Property Holdings Ltd.	9,082,000	1,897
^	Changshouhua Food Co. Ltd.	2,403,000	1,893
*	Sinolink Worldwide Holdings Ltd.	13,728,000	1,889
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	1,872
	NVC Lighting Holding Ltd.	8,187,000	1,859
^	Fantasia Holdings Group Co. Ltd.	11,352,000	1,855
^	Welling Holding Ltd.	7,039,200	1,831
*,^	China Rare Earth Holdings Ltd.	7,826,000	1,773
*	China Fangda Group Co. Ltd. Class B	2,004,290	1,730
^	Hilong Holding Ltd.	4,443,000	1,674
*	Shanghai Potevio Co. Ltd. Class B	1,028,700	1,671

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Bengang Steel Plates Co. Ltd. Class B	3,176,272	1,659
	Shandong Chenming Paper Holdings Ltd.	2,188,000	1,653
	Maoye International Holdings Ltd.	7,372,000	1,633
*	Kama Co. Ltd. Class B	2,041,000	1,629
^	Peak Sport Products Co. Ltd.	4,780,000	1,621
*	INESA Electron Co. Ltd. Class B	1,951,173	1,514
^	Hydoo International Holding Ltd.	7,544,000	1,485
^	Yuanda China Holdings Ltd.	17,136,000	1,456
*	EverChina International Holdings Co. Ltd.	29,530,000	1,425
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	1,927,901	1,382
	Minmetals Land Ltd.	8,850,000	1,366
^	Daphne International Holdings Ltd.	4,816,000	1,341
*	Chongqing Iron & Steel Co. Ltd.	4,228,000	1,294
	Real Nutriceutical Group Ltd.	3,993,000	1,259
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,552,300	1,245
^	MIE Holdings Corp.	10,072,000	1,232
*,^	Xinjiang Xinxin Mining Industry Co. Ltd.	5,406,000	1,213
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,187
	Jinzhou Port Co. Ltd. Class B	1,649,054	1,132
*	China Automation Group Ltd.	6,241,000	1,108
*	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,050
*	Jinshan Development & Construction Co. Ltd. Class B	1,110,200	1,008
	HNA Infrastructure Company Ltd.	961,000	1,006
*	O-Net Communications Group Ltd.	3,477,000	955
	Changchai Co. Ltd. Class B	1,128,300	873
	Hefei Meiling Co. Ltd. Class B	1,070,300	854
	SRE Group Ltd.	17,190,000	854
	Anxin-China Holdings Ltd.	16,568,000	823
*	Shenzhen International Enterprise Co. Ltd. Class B	529,380	757
	China Vanadium Titano - Magnetite Mining Co. Ltd.	6,914,000	756
*	Global Bio-Chem Technology Group Co. Ltd.	12,162,000	750
	Dalian Refrigeration Co. Ltd. Class B	514,500	614
*	Boshiwa International Holding Ltd.	2,777,000	602
*	Hidili Industry International Development Ltd.	5,777,000	602
	China ITS Holdings Co. Ltd.	3,856,000	601
	Fiyta Holdings Ltd. Class B	472,720	598
*	Chigo Holding Ltd.	19,276,000	454
*,^	Winsway Enterprises Holdings Ltd.	10,916,000	380
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*,^	Dynasty Fine Wines Group Ltd.	1,342,000	249
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	HKC Holdings Ltd. Warrants Exp. 10/17/2015	1,793,400	31
			8,469,509
Colombia (0.1%)
	Bancolombia SA ADR	829,737	37,562
	Grupo de Inversiones Suramericana SA	1,726,538	28,370
*	Ecopetrol SA	21,763,437	18,547
	Almacenes Exito SA	1,642,514	17,625
	Cementos Argos SA	3,013,148	12,802
*	Ecopetrol SA ADR	743,583	12,730
	Corp Financiera Colombiana SA	755,357	12,145
	Grupo Aval Acciones y Valores Preference Shares	21,626,404	10,986
	Grupo de Inversiones Suramericana SA Preference Shares	686,239	10,227
	Banco Davivienda SA Preference Shares	739,740	8,602
	Interconexion Electrica SA ESP	2,469,865	8,295
	Isagen SA ESP	5,946,409	7,951
*	Cemex Latam Holdings SA	1,239,527	6,921
	Celsia SA ESP	2,193,861	4,651
*	Avianca Holdings SA Preference Shares	2,506,209	3,946
	Grupo Aval Acciones y Valores ADR	249,000	2,520
			203,880

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
Czech Republic (0.0%)
	CEZ AS	1,179,427	30,642
	Komercni banka as	112,289	25,023
	O2 Czech Republic AS	496,330	4,075
	Philip Morris CR AS	3,268	1,392
			61,132
Denmark (1.2%)
	Novo Nordisk A/S Class B	14,376,078	807,083
	Danske Bank A/S	5,804,008	164,606
	AP Moeller - Maersk A/S Class B	49,572	98,380
	Pandora A/S	874,152	90,354
	Novozymes A/S	1,701,274	78,491
	Vestas Wind Systems A/S	1,639,570	74,367
^	Carlsberg A/S Class B	781,015	71,204
	AP Moeller - Maersk A/S Class A	33,249	64,101
	Coloplast A/S Class B	738,781	60,302
	TDC A/S	5,893,710	44,871
	DSV A/S	1,253,851	43,496
	ISS A/S	1,189,894	40,193
	Chr Hansen Holding A/S	630,254	30,512
*	Genmab A/S	383,263	29,512
*	Jyske Bank A/S	524,718	25,695
	GN Store Nord A/S	1,181,716	25,513
	Sydbank A/S	541,672	20,333
	Tryg A/S	174,263	18,924
*	Topdanmark A/S	570,395	17,108
^	FLSmidth & Co. A/S	358,963	15,335
*	William Demant Holding A/S	180,072	14,808
	Royal Unibrew A/S	61,092	11,695
	NKT Holding A/S	176,669	11,211
	SimCorp A/S	250,758	8,661
*	H Lundbeck A/S	441,482	8,587
	Spar Nord Bank A/S	599,886	6,482
*	Bavarian Nordic A/S	138,063	6,470
	Rockwool International A/S Class B	47,088	6,239
	Matas A/S	261,525	6,186
	Dfds A/S	45,312	5,070
	ALK-Abello A/S	41,975	4,970
*	Ambu A/S Class B	176,934	4,641
	Schouw & Co.	85,839	4,399
*	Auriga Industries A/S Class B	72,790	3,502
	Alm Brand A/S	523,327	3,432
*,^	Bang & Olufsen A/S	252,471	2,270
	Solar A/S Class B	45,172	2,220
*,^	D/S Norden A/S	54,047	1,084
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			1,932,307
Egypt (0.1%)
	Commercial International Bank Egypt SAE	6,122,278	44,310
	Talaat Moustafa Group	7,477,598	9,844
*	Global Telecom Holding SAE GDR	3,205,726	7,021
*	Egyptian Financial Group-Hermes Holding Co.	3,610,136	6,734
*	Orascom Construction Ltd.	307,713	4,093
	Juhayna Food Industries	3,202,242	3,912
	Egypt Kuwait Holding Co. SAE	5,914,309	3,898
*	ElSwedy Electric Co.	542,167	3,366
	Telecom Egypt Co.	2,452,935	3,171
*	Medinet Nasr Housing	736,209	3,142
*	Six of October Development & Investment	1,729,003	2,620
*	Ezz Steel	1,381,801	2,336
*	Pioneers Holding for Financial Investments SAE	1,824,608	2,091
	Heliopolis Co. for Housing and Construction SAE	246,071	1,967
	Oriental Weavers	1,243,388	1,719

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sidi Kerir Petrochemicals Co.	848,269	1,637
*	Palm Hills Developments SAE	4,564,626	1,624
*	Global Telecom Holding SAE	2,989,569	1,270
*	Orascom Telecom Media And Technology Holding SAE	10,042,928	1,263
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,249
*	South Valley Cement	1,639,755	1,184
	Amer Group Holding	8,302,600	1,076
*	Citadel Capital SAE	3,178,807	963
*	Egyptian Resorts Co.	6,572,106	841
	Arab Cotton Ginning	1,901,986	725
*	Maridive & Oil Services SAE	1,028,654	542
	Egyptian Financial & Industrial Co.	501,419	528
*	Abu Dhabi Islamic Bank	514,865	514
*	Palm Hills Developments SAE Rights Exp. 05/21/2015	2,789,583	216
			113,856
Finland (0.7%)
^	Nokia Oyj	27,623,234	186,386
	Sampo Oyj Class A	3,470,959	168,183
	Kone Oyj Class B	2,804,481	120,653
	UPM-Kymmene Oyj	3,924,885	71,019
	Fortum Oyj	3,288,703	64,943
	Wartsila OYJ Abp	1,146,791	52,615
^	Stora Enso Oyj	4,254,676	44,773
	Elisa Oyj	1,174,445	35,980
^	Nokian Renkaat Oyj	986,562	32,059
	Metso Oyj	986,930	28,055
	Neste Oil Oyj	942,683	25,639
^	Orion Oyj Class B	744,537	24,346
	Huhtamaki Oyj	760,500	24,312
	Amer Sports Oyj	861,393	21,557
	Kesko Oyj Class B	501,552	20,493
	Konecranes Oyj	426,515	13,828
	Tieto Oyj	544,428	13,056
	Cargotec Oyj Class B	300,540	12,116
	Valmet Oyj	999,282	11,581
	Metsa Board Oyj	1,630,979	9,637
^	Outotec Oyj	1,332,953	9,313
*,^	Outokumpu Oyj	1,512,150	9,124
	Caverion Corp.	918,131	9,042
	Sponda Oyj	1,755,953	7,679
^	YIT Oyj	946,694	6,682
^	Kemira Oyj	549,356	6,432
	Uponor Oyj	397,969	6,129
	Citycon Oyj	1,886,865	6,101
*,^	Oriola-KD Oyj	960,657	4,335
	Raisio Oyj	894,976	3,988
	Ramirent Oyj	494,667	3,802
	Cramo Oyj	180,236	3,349
^	Sanoma Oyj	630,535	3,321
*,^	Stockmann OYJ Abp Class B	209,421	1,668
	F-Secure Oyj	462,577	1,470
*	Finnair Oyj	442,946	1,469
			1,065,135
France (6.1%)
	Sanofi	8,446,631	859,788
	TOTAL SA	14,991,165	811,772
	BNP Paribas SA	7,208,168	455,206
^	AXA SA	14,221,219	359,596
	LVMH Moet Hennessy Louis Vuitton SE	1,847,636	323,090
	Schneider Electric SE	4,076,991	304,749
^	Danone SA	4,111,823	297,541
	Airbus Group NV	4,088,612	283,350
	Societe Generale SA	5,331,124	266,528
^	Vivendi SA	9,471,324	237,434

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	L'Oreal SA	1,219,919	232,811
	Air Liquide SA	1,742,890	227,936
	Orange SA	13,285,400	218,828
^	GDF Suez	10,492,116	213,477
^	Vinci SA	3,438,611	210,906
	Pernod Ricard SA	1,448,242	179,993
	Essilor International SA	1,451,050	176,782
	Cie Generale des Etablissements Michelin	1,381,321	154,039
	Cie de Saint-Gobain	3,336,025	151,613
	Safran SA	2,059,592	150,489
*	Carrefour SA	4,362,134	150,402
	Renault SA	1,377,970	144,987
	Publicis Groupe SA	1,486,134	124,643
	Legrand SA	1,962,260	113,463
	Air Liquide SA (Prime de fidelite)	782,813	102,377
*	L'Oreal SA Loyalty Line	532,666	101,655
^	Kering	549,109	101,551
	Cap Gemini SA	1,114,981	99,340
	Valeo SA	572,742	91,822
	Credit Agricole SA	5,809,758	90,390
^	Accor SA	1,488,156	81,603
	SES SA	2,192,574	76,842
	Christian Dior SE	382,693	74,817
*	Veolia Environnement SA	3,439,685	72,784
	Dassault Systemes	937,299	72,225
*	Alcatel-Lucent	20,416,089	70,885
	Sodexo SA	667,656	67,560
	Hermes International	176,346	66,505
	Lafarge SA (Paris Shares)	902,066	65,819
	Klepierre	1,275,413	61,865
	Natixis SA	6,911,603	57,211
^	Bouygues SA	1,384,182	57,146
	Groupe Eurotunnel SE	3,402,770	54,555
^	Technip SA	793,956	54,126
*	Peugeot SA	2,791,724	52,779
	Zodiac Aerospace	1,413,791	51,919
	Atos SE	648,653	50,700
*	Alstom SA	1,590,355	49,960
	Ingenico	397,805	49,914
^	Suez Environnement Co.	2,393,056	48,807
	Thales SA	748,846	45,587
	Bureau Veritas SA	1,900,857	44,761
	Eutelsat Communications SA	1,208,830	42,145
*	Numericable-SFR SAS	752,143	41,759
	Bollore SA	7,238,605	41,369
	Arkema SA	504,413	40,592
	Iliad SA	171,802	40,501
	Rexel SA	2,126,386	40,075
	Edenred	1,490,047	39,947
	Electricite de France SA	1,510,628	38,438
	Casino Guichard Perrachon SA	425,578	37,633
^	SCOR SE	1,036,429	37,303
	STMicroelectronics NV	4,651,105	37,095
^	Gecina SA	252,537	34,634
	Societe BIC SA	199,739	34,122
*	Lafarge SA	443,943	32,392
	Teleperformance	421,531	31,642
*	Credit Agricole SA Loyalty Line	1,787,302	27,808
	Wendel SA	225,109	27,649
^	Lagardere SCA	831,869	26,704
	Aeroports de Paris	210,837	25,990
^	Fonciere Des Regions	265,545	25,139
	JCDecaux SA	581,845	22,985
	ICADE	260,086	22,621

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	CNP Assurances	1,218,959	21,909
*,2	Euronext NV	514,165	21,585
	Faurecia	446,368	21,159
	Eurazeo SA	288,926	20,681
	Vallourec SA	865,912	20,419
^	Orpea	287,336	18,927
	Eiffage SA	302,195	18,429
	Imerys SA	242,033	18,422
	Eurofins Scientific SE	62,479	17,599
	Rubis SCA	233,910	15,893
	SEB SA	158,182	14,648
*	Technicolor SA	2,144,288	14,548
	Ipsen SA	251,701	14,455
	Societe Television Francaise 1	781,246	13,654
	Remy Cointreau SA	173,803	13,076
*	UBISOFT Entertainment	677,099	12,486
	Neopost SA	257,128	12,381
	Plastic Omnium SA	418,894	11,665
	BioMerieux	104,517	11,275
	Euler Hermes Group	97,629	10,673
*	Electricite de France SA Loyalty Line	416,343	10,594
	Metropole Television SA	490,550	10,238
	Havas SA	1,186,729	9,898
*,^	Nexans SA	246,099	9,644
*,^	Air France-KLM	1,109,466	9,565
	Altran Technologies SA	875,978	9,538
	Korian-Medica	277,249	9,460
*	Norbert Dentressangle SA	36,439	8,863
*,^	CGG SA	1,239,341	8,778
	Virbac SA	32,230	8,388
	Sopra Steria Group	94,830	8,375
2	Elior Participations SCA	446,067	8,365
	Vicat	114,341	8,245
	Alten SA	168,365	8,218
	Gaztransport Et Technigaz SA	136,339	8,159
	Nexity SA	182,412	8,011
	Saft Groupe SA	193,596	7,721
	Mercialys SA	305,588	7,594
	IPSOS	255,360	7,533
	Sartorius Stedim Biotech	29,445	7,503
*	Coface SA	585,951	7,303
*,^	Genfit	143,873	6,256
	Rallye SA	163,449	6,106
*,^	DBV Technologies SA	118,080	6,072
*	Etablissements Maurel et Prom	608,149	5,692
*,^	Eramet	67,473	5,550
	Boiron SA	41,668	4,641
	LISI	146,637	4,526
	Beneteau SA	278,244	4,363
*	Groupe Fnac	70,132	4,219
^	Bourbon SA	197,096	3,881
^	Vilmorin & Cie SA	45,886	3,839
	Tarkett SA	138,126	3,711
*	SEB SA Loyalty Line	39,123	3,623
	Societe d'Edition de Canal &	472,974	3,307
*	FFP	38,662	3,192
	Faiveley Transport SA	48,598	3,068
*	GameLoft SE	531,672	2,811
	Bonduelle S.C.A.	99,968	2,776
	Trigano SA	72,308	2,597
	Mersen	86,555	2,365
*	Solocal Group	3,976,576	2,222
^	MPI	538,523	2,112
	Jacquet Metal Service	94,854	2,012

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Albioma SA	87,779	1,832
*	Derichebourg SA	570,829	1,782
	Assystem	76,486	1,667
	Haulotte Group SA	83,542	1,623
	GL Events	67,155	1,462
*,^	Parrot SA	55,019	1,451
*	Manitou BF SA	74,703	1,449
	Stallergenes SA	23,571	1,438
	Guerbet	33,187	1,409
*,^	SOITEC	1,195,206	1,135
*	Esso SA Francaise	20,012	1,070
*	Albioma SA Loyalty Line	42,824	894
	Union Financiere de France BQE SA	24,671	761
	Burelle SA	283	201
			9,926,463
Germany (5.9%)
*	Bayer AG	6,102,703	878,379
	Daimler AG	7,049,535	677,791
	BASF SE	6,812,497	676,809
	Siemens AG	6,111,492	664,821
^	Allianz SE	3,360,018	571,925
	SAP SE	6,596,604	498,473
	Deutsche Telekom AG	23,004,668	422,841
	Deutsche Bank AG	10,174,401	325,396
^	Volkswagen AG Preference Shares	1,132,845	291,646
	Bayerische Motoren Werke AG	2,398,788	282,972
	Linde AG	1,365,368	266,806
	Deutsche Post AG	7,011,866	230,889
^	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,117,621	218,157
	E.ON SE	13,678,766	212,951
*	Continental AG	796,626	186,693
	Fresenius SE & Co. KGaA	2,891,966	172,052
	Henkel AG & Co. KGaA Preference Shares	1,280,647	148,757
	Fresenius Medical Care AG & Co. KGaA	1,558,643	130,991
	adidas AG	1,545,109	126,600
	Deutsche Boerse AG	1,356,530	112,407
	Porsche Automobil Holding SE Preference Shares	1,128,761	107,101
	Merck KGaA	952,282	102,661
	Infineon Technologies AG	8,267,992	97,205
*	Commerzbank AG	6,964,291	93,955
	RWE AG	3,566,038	88,614
	Henkel AG & Co. KGaA	862,412	87,359
	Deutsche Annington Immobilien SE	2,570,512	86,280
	ThyssenKrupp AG	3,131,138	83,193
	ProSiebenSat.1 Media AG	1,571,221	80,332
	HeidelbergCement AG	1,037,585	79,646
	Brenntag AG	1,140,578	68,436
	Beiersdorf AG	736,923	64,102
	GEA Group AG	1,308,078	62,822
	HUGO BOSS AG	473,893	58,313
	Deutsche Wohnen AG	2,176,031	57,077
	Volkswagen AG	217,640	55,131
	Symrise AG	898,468	54,477
	K&S AG	1,415,349	46,140
	Hannover Rueck SE	444,411	45,175
*	QIAGEN NV	1,709,998	41,118
	United Internet AG	875,132	39,126
	Wirecard AG	848,680	37,273
	MTU Aero Engines AG	374,404	36,806
	LANXESS AG	673,523	35,949
	METRO AG	984,676	35,690
	OSRAM Licht AG	627,485	33,058
	LEG Immobilien AG	421,124	32,674
	MAN SE	261,244	28,343

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Freenet AG	789,486	25,572
	Evonik Industries AG	656,756	25,237
	Telefonica Deutschland Holding AG	3,944,475	24,446
*	Deutsche Lufthansa AG	1,715,656	23,662
*	Dialog Semiconductor plc	484,934	21,865
	KION Group AG	492,284	21,840
^	Fuchs Petrolub SE Preference Shares	505,118	21,277
	Aurubis AG	331,225	20,930
*	Kabel Deutschland Holding AG	155,944	20,899
	Aareal Bank AG	443,131	19,060
*,^,2	Zalando SE	575,884	17,702
	Axel Springer SE	308,141	17,191
	Fraport AG Frankfurt Airport Services Worldwide	271,187	17,152
	Deutsche Euroshop AG	335,600	16,706
	STADA Arzneimittel AG	444,613	16,263
	DMG MORI SEIKI AG	441,306	15,484
	Leoni AG	239,749	15,354
	Drillisch AG	317,828	14,617
	HOCHTIEF AG	188,621	14,574
*	MorphoSys AG	191,704	13,792
	Wacker Chemie AG	109,480	13,579
^	KUKA AG	187,146	13,295
	Gerresheimer AG	233,624	13,222
	Norma Group SE	236,818	12,579
	Fielmann AG	184,847	12,556
^	Bilfinger SE	248,139	12,392
	Software AG	421,713	12,174
	Krones AG	107,772	11,894
	Sartorius AG Preference Shares	68,777	11,403
*,^	Grand City Properties SA	570,592	10,815
	Rational AG	29,950	10,555
^	TAG Immobilien AG	819,698	10,495
	Duerr AG	102,241	10,465
	Celesio AG	347,943	10,325
*	Nordex SE	457,466	9,791
^	Salzgitter AG	280,440	9,566
^	FUCHS PETROLUB SE	246,544	9,199
	Talanx AG	281,096	8,942
^	Suedzucker AG	566,402	8,537
	Jungheinrich AG Preference Shares	118,515	8,377
	RHOEN-KLINIKUM AG	301,632	8,351
	CTS Eventim AG & Co. KGaA	237,987	8,110
	alstria office REIT-AG	557,029	7,893
	Wincor Nixdorf AG	198,851	7,527
*	GRENKELEASING AG	54,868	7,312
	Indus Holding AG	136,711	7,151
*,^	SGL Carbon SE	439,882	7,132
	Pfeiffer Vacuum Technology AG	74,388	6,932
	Aurelius AG	142,225	6,820
*	Kloeckner & Co. SE	676,873	6,475
	Bechtle AG	87,590	6,415
	Stroeer Media SE	169,159	6,254
^	Gerry Weber International AG	189,254	6,186
	ElringKlinger AG	208,734	5,746
	Draegerwerk AG & Co. KGaA Preference Shares	45,963	5,308
^	KWS Saat SE	16,705	5,042
*	PATRIZIA Immobilien AG	253,663	4,997
	CompuGroup Medical AG	174,474	4,987
	Sixt SE	99,568	4,768
	Wacker Neuson SE	181,159	4,650
	Bertrandt AG	34,631	4,572
*,^	Heidelberger Druckmaschinen AG	1,704,070	4,569
	Takkt AG	250,592	4,565
	Sixt SE Preference Shares	123,579	4,549

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Vossloh AG	69,856	4,396
	Nemetschek AG	33,712	4,383
	Rheinmetall AG	85,560	4,380
*,^	AIXTRON SE	656,336	4,346
^	Biotest AG Preference Shares	49,063	4,115
	Puma SE	20,050	4,090
	BayWa AG	97,936	3,672
	Jenoptik AG	299,614	3,612
	Deutz AG	682,563	3,304
	Hamburger Hafen und Logistik AG	149,254	3,292
	KSB AG Preference Shares	6,419	3,217
	Carl Zeiss Meditec AG	123,575	3,139
	DIC Asset AG	266,408	2,683
	Deutsche Beteiligungs AG	71,366	2,376
*	Kontron AG	400,417	2,260
	Draegerwerk AG & Co. KGaA	24,540	2,152
	comdirect bank AG	197,301	2,094
*	Bauer AG	66,744	1,162
*	Biotest AG	14,149	1,125
*,^	SMA Solar Technology AG	68,053	1,010
*,^	Delticom AG	42,085	942
^	CAT Oil AG	67,317	901
^	QSC AG	444,555	893
*,^	H&R AG	96,104	839
	CropEnergies AG	125,912	411
			9,650,301
Greece (0.1%)
*	National Bank of Greece SA	11,251,538	15,776
	OPAP SA	1,543,402	13,808
*	Hellenic Telecommunications Organization SA	1,106,858	10,061
*	Alpha Bank AE	28,548,395	10,004
*	Eurobank Ergasias SA	61,298,263	9,331
	Titan Cement Co. SA	344,297	8,684
	FF Group	287,466	8,668
	JUMBO SA	699,978	7,223
*	Piraeus Bank SA	14,629,234	6,529
*	Hellenic Telecommunications Organization SA ADR	1,341,580	5,983
*	Public Power Corp. SA	807,913	5,434
*	Mytilineos Holdings SA	574,554	3,963
	Motor Oil Hellas Corinth Refineries SA	398,781	3,492
	Hellenic Exchanges SA	449,222	2,926
	Hellenic Petroleum SA	491,660	2,452
	Grivalia Properties REIC	270,533	2,150
*	Ellaktor SA	862,623	1,936
	Metka SA	193,322	1,803
	Athens Water Supply & Sewage Co. SA	280,292	1,572
*	Cyprus Popular Bank PCL	12,597,118	566
*	Intralot SA-Integrated Lottery Systems & Services	39,185	72
			122,433
Hong Kong (2.7%)
	AIA Group Ltd.	88,884,542	591,125
^	Hong Kong Exchanges and Clearing Ltd.	8,483,870	323,407
	Hutchison Whampoa Ltd.	14,787,075	217,395
*	CK Hutchison Holdings Ltd.	9,732,960	211,129
	Sun Hung Kai Properties Ltd.	11,375,039	188,923
	Hang Seng Bank Ltd.	5,638,050	109,840
	Hong Kong & China Gas Co. Ltd.	45,732,543	108,935
	Jardine Matheson Holdings Ltd.	1,754,500	108,398
	Link REIT	16,846,714	104,500
	BOC Hong Kong Holdings Ltd.	26,505,539	102,808
	CLP Holdings Ltd.	11,362,843	99,467
	Power Assets Holdings Ltd.	9,757,820	98,489
	Galaxy Entertainment Group Ltd.	15,388,811	73,957
	Sands China Ltd.	17,819,558	72,639

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Wharf Holdings Ltd.	10,046,270	72,385
	Hongkong Land Holdings Ltd.	8,660,700	70,109
	Swire Pacific Ltd. Class A	4,670,108	62,987
*,^	Goldin Financial Holdings Ltd.	15,334,000	61,332
	Jardine Strategic Holdings Ltd.	1,652,800	56,720
	Hang Lung Properties Ltd.	16,413,915	55,488
	Henderson Land Development Co. Ltd.	6,869,397	55,073
	Want Want China Holdings Ltd.	48,823,500	53,555
	New World Development Co. Ltd.	39,247,716	52,057
	China Mengniu Dairy Co. Ltd.	9,999,000	50,654
	MTR Corp. Ltd.	10,227,424	50,265
	Li & Fung Ltd.	42,350,479	43,133
	Sino Land Co. Ltd.	21,894,066	38,520
	Cheung Kong Infrastructure Holdings Ltd.	4,420,311	37,446
	Bank of East Asia Ltd.	8,477,544	36,780
	Samsonite International SA	9,418,600	34,351
	Wheelock & Co. Ltd.	6,014,464	33,867
	Techtronic Industries Co. Ltd.	9,277,500	32,832
	Swire Properties Ltd.	8,647,994	29,711
	Tingyi Cayman Islands Holding Corp.	13,956,000	29,472
^	AAC Technologies Holdings Inc.	5,174,500	27,315
	Yue Yuen Industrial Holdings Ltd.	6,085,942	23,125
	Hysan Development Co. Ltd.	4,607,802	21,291
^	Prada SPA	3,791,400	20,584
	ASM Pacific Technology Ltd.	1,752,584	19,561
	Cathay Pacific Airways Ltd.	7,546,514	19,433
	Kerry Properties Ltd.	4,755,092	19,407
^	PCCW Ltd.	28,888,452	19,233
*	Semiconductor Manufacturing International Corp.	170,767,000	18,820
^	SJM Holdings Ltd.	13,360,219	16,939
	NWS Holdings Ltd.	9,980,292	16,937
^	First Pacific Co. Ltd.	17,400,395	16,870
^	Sun Art Retail Group Ltd.	16,184,500	16,648
*,2	WH Group Ltd.	23,272,244	16,244
	VTech Holdings Ltd.	1,166,600	16,223
	Huabao International Holdings Ltd.	14,254,000	16,011
*	Suncorp Technologies Ltd.	89,580,000	15,898
	Hopewell Holdings Ltd.	4,032,637	15,509
^	Wynn Macau Ltd.	7,605,402	15,395
	Melco Crown Entertainment Ltd. ADR	692,000	14,131
	Television Broadcasts Ltd.	2,107,200	13,728
	Esprit Holdings Ltd.	13,822,803	13,096
	New World China Land Ltd.	18,950,000	12,852
	Value Partners Group Ltd.	6,817,000	12,604
	Shangri-La Asia Ltd.	7,831,676	11,878
*	Melco Crown Entertainment Ltd.	1,609,200	11,028
	MGM China Holdings Ltd.	5,619,600	10,608
^	Melco International Development Ltd.	5,854,000	9,898
^	Chow Tai Fook Jewellery Group Ltd.	8,029,600	9,718
	Johnson Electric Holdings Ltd.	2,615,750	9,718
	L'Occitane International SA	3,260,250	9,596
	Minth Group Ltd.	3,736,000	9,353
^	Xinyi Glass Holdings Ltd.	13,932,000	9,284
^	Guotai Junan International Holdings Ltd.	5,585,000	9,195
	Champion REIT	16,882,000	9,145
	Orient Overseas International Ltd.	1,458,603	8,952
*,^	Town Health International Medical Group Ltd.	27,570,000	8,945
^	Cafe de Coral Holdings Ltd.	2,350,000	8,811
	China Travel International Investment Hong Kong Ltd.	19,560,000	8,714
*	FIH Mobile Ltd.	16,313,714	8,695
*	Global Brands Group Holding Ltd.	42,250,479	8,643
	Shui On Land Ltd.	24,824,263	8,023
^	Luk Fook Holdings International Ltd.	2,509,000	7,845
	Dah Sing Financial Holdings Ltd.	1,114,840	7,827

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Shun Tak Holdings Ltd.	13,462,500	7,817
^	Uni-President China Holdings Ltd.	9,360,200	7,557
	Stella International Holdings Ltd.	2,747,000	7,427
^	Man Wah Holdings Ltd.	5,712,800	7,412
*,^	United Co. RUSAL plc	12,125,000	7,329
^	NagaCorp Ltd.	9,700,000	6,989
*	FDG Electric Vehicles Ltd.	69,900,000	6,912
*,^	Brightoil Petroleum Holdings Ltd.	21,405,000	6,821
	Great Eagle Holdings Ltd.	1,845,000	6,808
*,^	China LNG Group Ltd.	23,980,000	6,780
^	Shougang Fushan Resources Group Ltd.	26,159,018	6,715
	Lifestyle International Holdings Ltd.	3,504,000	6,552
	Yingde Gases Group Co. Ltd.	7,508,500	6,550
	Kerry Logistics Network Ltd.	4,045,796	6,516
	SITC International Holdings Co. Ltd.	8,394,000	6,210
*,^	Superb Summit International Group Ltd.	32,112,957	6,049
^	Xinyi Solar Holdings Ltd.	16,854,000	5,893
^	Haitong International Securities Group Ltd.	5,168,000	5,748
	Dah Sing Banking Group Ltd.	2,642,956	5,747
	China Smarter Energy Group Holdings Ltd.	27,068,000	5,590
*	Nexteer Automotive Group Ltd.	4,894,000	5,516
^	Towngas China Co. Ltd.	5,116,000	5,486
*	G-Resources Group Ltd.	165,998,559	5,468
*,^	Imperial Pacific International Holdings Ltd.	21,165,395	5,299
	SmarTone Telecommunications Holdings Ltd.	2,824,500	5,147
*,^	KuangChi Science Ltd.	10,453,000	4,904
^	Truly International Holdings Ltd.	10,258,000	4,841
^	Pacific Textiles Holdings Ltd.	3,473,000	4,814
^	REXLot Holdings Ltd.	63,950,000	4,763
	K Wah International Holdings Ltd.	8,212,000	4,748
^	Pacific Basin Shipping Ltd.	12,714,000	4,708
*,^	China LotSynergy Holdings Ltd.	48,060,000	4,697
*,^	Macau Legend Development Ltd.	11,892,000	4,493
	GCL New Energy Holdings Ltd.	32,706,459	4,414
	Texwinca Holdings Ltd.	4,484,000	4,348
*,^	Sun Hung Kai & Co. Ltd.	4,172,000	4,339
	Yuexiu REIT	7,527,000	4,250
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,984,000	4,155
	Giordano International Ltd.	8,234,000	4,119
	CITIC Telecom International Holdings Ltd.	9,826,875	4,048
	Dynam Japan Holdings Co. Ltd.	1,903,600	4,036
	Chow Sang Sang Holdings International Ltd.	1,739,000	4,005
^	Sunlight REIT	7,612,000	3,844
^	TCL Communication Technology Holdings Ltd.	3,599,000	3,830
*,^	Carnival Group International Holdings Ltd.	18,581,556	3,810
*,^	China Huarong Energy Co. Ltd.	28,120,304	3,773
^	SA Sa International Holdings Ltd.	7,326,000	3,727
	Ju Teng International Holdings Ltd.	5,940,000	3,725
^	NewOcean Energy Holdings Ltd.	6,616,000	3,684
*	Kong Sun Holdings Ltd.	17,450,000	3,660
*,^	United Photovoltaics Group Ltd.	23,168,000	3,549
*	Haitong International Securities Group Ltd. Rights Exp. 05/15/2015	5,168,000	3,434
^	Hopewell Highway Infrastructure Ltd.	6,787,856	3,376
	Far East Consortium International Ltd.	6,989,000	3,310
*,^	China Fiber Optic Network System Group Ltd.	9,118,000	3,309
*,^	Haier Healthwise Holdings Ltd.	21,922,885	3,301
^	Summit Ascent Holdings Ltd.	5,606,052	3,268
*,^	Lee's Pharmaceutical Holdings Ltd.	1,747,000	3,237
*,^	Tom Group Ltd.	11,797,013	3,216
^	Springland International Holdings Ltd.	8,118,343	3,119
^	Kowloon Development Co. Ltd.	2,421,000	3,095
*,^	China Oceanwide Holdings Ltd.	19,810,000	3,077
^	Prosperity REIT	8,130,000	3,027
	China Merchants Land Ltd.	9,450,000	3,013

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	APT Satellite Holdings Ltd.	1,897,000	2,969
*,^	Shenyin Wanguo HK Ltd.	2,755,000	2,946
^	Goodbaby International Holdings Ltd.	6,338,536	2,895
*,^	Xinchen China Power Holdings Ltd.	5,968,000	2,875
*	Fullshare Holdings Ltd.	30,990,000	2,794
*,^	Sino Oil And Gas Holdings Ltd.	95,755,000	2,775
^	China Aerospace International Holdings Ltd.	13,802,000	2,749
	TCC International Holdings Ltd.	6,502,000	2,743
	Parkson Retail Group Ltd.	10,634,500	2,694
^	HKR International Ltd.	4,700,800	2,666
	EVA Precision Industrial Holdings Ltd.	7,802,000	2,532
*,^	United Laboratories International Holdings Ltd.	3,640,500	2,456
*,^	Lifetech Scientific Corp.	13,009,944	2,414
*,^	Wanda Hotel Development Co. Ltd.	10,432,000	2,276
*	China Financial International Investments Ltd.	24,250,000	2,217
*,^	China Public Procurement Ltd.	63,964,000	2,100
*,^	China All Access Holdings Ltd.	5,910,000	2,073
	Spring REIT	4,376,238	2,046
*	Synertone Communication Corp.	24,528,000	1,996
*	Lai Sun Development Co. Ltd.	73,718,833	1,978
^	Anton Oilfield Services Group	8,076,000	1,949
	Road King Infrastructure Ltd.	1,908,000	1,922
*,^	China Dynamics Holdings Ltd.	21,000,000	1,918
*	CST Mining Group Ltd.	149,192,000	1,901
*,^	Microport Scientific Corp.	3,301,000	1,845
^	Singamas Container Holdings Ltd.	9,502,000	1,798
*,^	Louis XIII Holdings Ltd.	5,017,000	1,793
^	Regal Hotels International Holdings Ltd.	2,834,000	1,757
*,^	Midland Holdings Ltd.	3,630,000	1,690
*	L'sea Resources International Holdings Ltd.	24,550,000	1,679
^	Honghua Group Ltd.	12,152,000	1,672
*	SOCAM Development Ltd.	1,750,353	1,565
*	Landing International Development Ltd.	63,645,000	1,554
*	China Household Holdings Ltd.	13,780,000	1,500
*,^	Yanchang Petroleum International Ltd.	31,620,000	1,443
	Trinity Ltd.	6,556,000	1,435
^	Liu Chong Hing Investment Ltd.	1,056,018	1,401
	AMVIG Holdings Ltd.	2,512,000	1,374
	Varitronix International Ltd.	1,710,000	1,362
	TPV Technology Ltd.	5,568,000	1,358
	IT Ltd.	3,186,000	1,298
	Polytec Asset Holdings Ltd.	8,600,000	1,218
^	Yip's Chemical Holdings Ltd.	1,906,000	1,158
^	SPT Energy Group Inc.	4,822,000	1,083
	New World Department Store China Ltd.	3,724,000	1,070
*,^	Hong Kong Television Network Ltd.	2,602,000	1,052
*,^	Sunshine Oilsands Ltd.	11,706,500	1,042
	Emperor Watch & Jewellery Ltd.	21,490,000	996
	Inspur International Ltd.	3,413,000	963
*	PetroAsian Energy Holdings Ltd.	26,624,000	907
*	Silver base Group Holdings Ltd.	4,167,225	691
	Henderson Investment Ltd.	6,572,000	651
*	Heng Tai Consumables Group Ltd.	33,308,204	613
*	Neo-Neon Holdings Ltd.	3,381,500	580
*	China Forestry Holdings Co. Ltd.	3,050,000	570
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
	Oriental Press Group	2,850,000	345
*	Sijia Group Co.	1,027,000	182
*	Ju Teng International Holdings Ltd. Warrants Exp. 10/14/2016	683,000	60
			4,380,881
Hungary (0.0%)
	OTP Bank plc	1,386,393	30,656
	MOL Hungarian Oil & Gas plc	350,763	19,512
	Richter Gedeon Nyrt	1,032,552	17,335

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Magyar Telekom Telecommunications plc	3,169,901	4,742
			72,245
India (2.1%)
	Housing Development Finance Corp. Ltd.	11,509,184	211,690
	Infosys Ltd.	6,864,770	209,545
	Reliance Industries Ltd.	11,699,120	158,672
	Tata Consultancy Services Ltd.	3,466,323	134,227
	Sun Pharmaceutical Industries Ltd.	7,529,065	111,127
	HDFC Bank Ltd.	6,310,027	98,288
*	ICICI Bank Ltd.	17,245,884	90,098
	Oil & Natural Gas Corp. Ltd.	15,145,667	72,344
	ITC Ltd.	14,033,603	71,122
	Hindustan Unilever Ltd.	5,257,185	70,343
*	Axis Bank Ltd.	7,628,426	68,097
	Tata Motors Ltd.	7,141,778	57,253
	Bharti Airtel Ltd.	9,446,251	56,563
	Coal India Ltd.	9,794,073	55,778
	HCL Technologies Ltd.	3,928,483	54,440
	Kotak Mahindra Bank Ltd.	2,407,080	50,416
	Lupin Ltd.	1,614,672	44,997
*	State Bank of India	10,159,654	43,063
	Larsen & Toubro Ltd.	1,625,480	41,634
	Mahindra & Mahindra Ltd.	2,225,055	40,057
	NTPC Ltd. (Common)	14,600,982	34,497
*	Tech Mahindra Ltd.	3,306,549	32,347
	Sesa Sterlite Ltd.	9,752,006	32,075
	Idea Cellular Ltd.	10,637,512	29,246
	Maruti Suzuki India Ltd.	455,682	26,705
	Hero MotoCorp Ltd.	722,066	26,448
	Bharti Infratel Ltd.	4,056,728	25,597
	Asian Paints Ltd.	2,117,387	25,395
	IndusInd Bank Ltd.	1,883,846	24,412
	Power Grid Corp. of India Ltd.	10,880,522	24,341
	Cipla Ltd.	2,367,870	23,666
*	United Spirits Ltd.	439,644	23,035
	Adani Enterprises Ltd.	1,944,272	20,584
	Wipro Ltd.	2,422,984	20,469
	Ultratech Cement Ltd.	484,485	20,359
	Aurobindo Pharma Ltd.	985,948	19,930
	ICICI Bank Ltd. ADR	1,785,400	19,514
*	Bosch Ltd.	55,119	19,513
	HDFC Bank Ltd. ADR	341,329	19,401
	Zee Entertainment Enterprises Ltd.	3,959,285	19,396
	Adani Ports & Special Economic Zone Ltd.	3,685,402	18,394
	Dr Reddy's Laboratories Ltd.	346,117	18,016
	Nestle India Ltd.	170,177	17,590
	UPL Ltd.	2,251,327	17,374
	Yes Bank Ltd.	1,269,696	16,749
	Ambuja Cements Ltd.	4,530,855	16,555
	Bharat Heavy Electricals Ltd.	4,302,201	16,100
	Bajaj Auto Ltd.	514,642	15,773
	Bharat Petroleum Corp. Ltd.	1,280,070	15,392
	Dabur India Ltd.	3,823,540	15,139
	Godrej Consumer Products Ltd.	876,003	14,497
	IDFC Ltd.	5,300,299	13,974
	Dr Reddy's Laboratories Ltd. ADR	267,775	13,919
	Shriram Transport Finance Co. Ltd.	908,233	13,861
	Wipro Ltd. ADR	1,202,167	13,789
	Bharat Forge Ltd.	691,232	13,627
	Siemens Ltd.	634,777	13,574
	Indiabulls Housing Finance Ltd.	1,436,103	13,382
	Indian Oil Corp. Ltd.	2,352,012	13,355
	JSW Steel Ltd.	868,524	12,726
	GAIL India Ltd.	2,217,061	12,569

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hindalco Industries Ltd.	6,119,318	12,352
	Rural Electrification Corp. Ltd.	2,516,377	12,331
	Motherson Sumi Systems Ltd.	1,547,063	12,246
	LIC Housing Finance Ltd.	1,810,157	12,228
	NMDC Ltd.	5,788,906	11,655
	Eicher Motors Ltd.	47,500	11,343
	Cairn India Ltd.	3,334,197	11,206
	Glenmark Pharmaceuticals Ltd.	796,599	11,143
	Marico Ltd.	1,669,486	10,546
	Apollo Hospitals Enterprise Ltd.	575,491	10,285
	Shree Cement Ltd.	61,972	9,922
	Power Finance Corp. Ltd.	2,350,143	9,810
	Tata Steel Ltd.	1,727,628	9,781
	Cadila Healthcare Ltd.	361,892	9,689
	Mindtree Ltd.	499,497	9,582
	Titan Co. Ltd.	1,575,691	9,478
	Piramal Enterprises Ltd.	632,269	9,326
	Mahindra & Mahindra Financial Services Ltd.	1,980,198	8,336
*	Bank of Baroda	3,124,447	8,301
	Tata Power Co. Ltd.	6,929,472	8,258
	Crompton Greaves Ltd.	3,099,582	8,209
	Pidilite Industries Ltd.	900,607	8,033
	Oracle Financial Services Software Ltd.	152,281	7,943
	Divi's Laboratories Ltd.	291,283	7,892
	ABB India Ltd.	374,983	7,878
	Steel Authority of India Ltd.	7,193,632	7,851
*	Havells India Ltd.	1,784,904	7,842
	Page Industries Ltd.	36,425	7,823
	Grasim Industries Ltd.	135,248	7,636
	Colgate-Palmolive India Ltd.	243,296	7,608
*	GlaxoSmithKline Pharmaceuticals Ltd.	148,402	7,429
	United Breweries Ltd.	505,711	7,407
	GlaxoSmithKline Consumer Healthcare Ltd.	74,311	7,334
	ACC Ltd.	325,043	7,325
	Britannia Industries Ltd.	211,671	7,314
*	Reliance Communications Ltd.	7,528,562	7,156
	Bajaj Finance Ltd.	109,590	6,976
	DLF Ltd.	3,181,386	6,791
	Bharat Electronics Ltd.	139,968	6,775
	Punjab National Bank	2,644,797	6,635
	Oil India Ltd.	904,131	6,505
	Cummins India Ltd.	479,470	6,499
	Max India Ltd.	952,182	6,412
	Federal Bank Ltd.	3,105,264	6,411
	Bajaj Finserv Ltd.	281,451	6,349
	Castrol India Ltd.	880,070	6,131
	Reliance Infrastructure Ltd.	927,499	6,042
	Jindal Steel & Power Ltd.	2,748,238	5,996
	Emami Ltd.	404,416	5,917
	Just Dial Ltd.	347,407	5,840
	Hindustan Petroleum Corp. Ltd.	588,988	5,788
	Reliance Capital Ltd.	905,738	5,741
*	Gujarat Pipavav Port Ltd.	1,633,398	5,694
*	Jubilant Foodworks Ltd.	239,551	5,614
	Torrent Pharmaceuticals Ltd.	293,504	5,551
	ING Vysya Bank Ltd.	359,026	5,462
*	Ashok Leyland Ltd.	4,931,936	5,391
	JSW Energy Ltd.	2,850,465	5,129
	Aditya Birla Nuvo Ltd.	207,685	5,121
	Hindustan Zinc Ltd.	1,920,715	5,119
*	SKS Microfinance Ltd.	674,983	4,988
	Wockhardt Ltd.	243,494	4,905
*	AIA Engineering Ltd.	267,199	4,828
	Dewan Housing Finance Corp. Ltd.	649,883	4,555

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Sundaram Finance Ltd.	190,993	4,435
	Info Edge India Ltd.	356,751	4,316
*	Suzlon Energy Ltd.	11,438,152	4,271
	MRF Ltd.	7,385	4,258
	NCC Ltd.	2,973,243	4,241
	Infosys Ltd. ADR	136,700	4,235
	PI Industries Ltd.	399,128	4,135
	CESC Ltd.	477,319	4,112
	Apollo Tyres Ltd.	1,503,318	4,094
	Exide Industries Ltd.	1,490,245	4,018
*	Indian Hotels Co. Ltd.	2,316,913	3,979
	Hexaware Technologies Ltd.	891,822	3,945
	Berger Paints India Ltd.	1,191,475	3,939
	Bajaj Holdings & Investment Ltd.	192,704	3,919
*	Bayer CropScience Ltd.	65,574	3,878
	Canara Bank	649,474	3,863
*	Rajesh Exports Ltd.	1,055,493	3,860
	Credit Analysis & Research Ltd.	156,399	3,833
*	Amara Raja Batteries Ltd.	305,164	3,811
*	Gillette India Ltd.	55,894	3,808
	Arvind Ltd.	936,818	3,738
	Alstom T&D India Ltd.	457,429	3,729
	State Bank of India GDR	88,502	3,724
	Mphasis Ltd.	597,908	3,712
*	Sun Pharma Advanced Research Co. Ltd.	593,125	3,712
	IIFL Holdings Ltd.	1,348,406	3,696
	Petronet LNG Ltd.	1,342,325	3,684
*	Reliance Power Ltd.	4,135,350	3,681
	Sintex Industries Ltd.	2,103,859	3,664
*	Balkrishna Industries Ltd.	288,881	3,527
	IRB Infrastructure Developers Ltd.	953,530	3,496
	NHPC Ltd.	11,144,212	3,461
*	Housing Development & Infrastructure Ltd.	1,857,576	3,440
*	Bank of India	981,655	3,341
	Tata Communications Ltd.	488,179	3,340
	Voltas Ltd.	755,627	3,335
	Persistent Systems Ltd.	296,702	3,297
	Strides Arcolab Ltd.	201,903	3,258
	Thermax Ltd.	204,030	3,150
	Sun TV Network Ltd.	564,810	3,087
*	Cox & Kings Ltd.	636,200	3,080
	Godrej Industries Ltd.	538,025	3,055
	TVS Motor Co. Ltd.	823,752	3,050
	L&T Finance Holdings Ltd.	3,063,472	3,035
*	Adani Power Ltd.	4,403,812	2,971
	Tata Global Beverages Ltd.	1,320,183	2,950
	Vakrangee Ltd.	1,744,474	2,917
*	WABCO India Ltd.	32,594	2,867
	IFCI Ltd.	5,410,897	2,851
	Gateway Distriparks Ltd.	502,699	2,785
*	Sadbhav Engineering Ltd.	593,788	2,783
	Tata Motors Ltd. ADR	67,417	2,777
*	Kajaria Ceramics Ltd.	225,356	2,731
*	Redington India Ltd.	1,453,433	2,726
	National Aluminium Co. Ltd.	3,631,372	2,714
*	Karur Vysya Bank Ltd.	357,423	2,711
*	Jaiprakash Associates Ltd.	8,324,658	2,693
	GMR Infrastructure Ltd.	11,542,719	2,673
	IDBI Bank Ltd.	2,253,529	2,639
*	Gujarat Gas Co. Ltd.	236,242	2,638
*	eClerx Services Ltd.	105,028	2,635
	Biocon Ltd.	368,772	2,625
*	Alembic Pharmaceuticals Ltd.	352,421	2,616
	Tata Chemicals Ltd.	383,577	2,574

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Bajaj Corp. Ltd.	369,119	2,547
*	Whirlpool of India Ltd.	230,127	2,532
	Oberoi Realty Ltd.	598,760	2,528
	Prestige Estates Projects Ltd.	662,033	2,492
*	GRUH Finance Ltd.	603,546	2,343
	Amtek Auto Ltd.	932,197	2,323
*	Unitech Ltd.	9,557,016	2,308
*	Dish TV India Ltd.	1,917,893	2,269
	Torrent Power Ltd.	813,322	2,112
*	Jammu & Kashmir Bank Ltd.	1,396,303	2,107
*	Hathway Cable & Datacom Ltd.	2,436,950	2,055
	Ipca Laboratories Ltd.	202,366	2,043
*	Central Bank of India	1,206,860	1,987
	Century Textiles & Industries Ltd.	171,279	1,967
	Muthoot Finance Ltd.	673,960	1,945
*	Repco Home Finance Ltd.	211,436	1,931
	Great Eastern Shipping Co. Ltd.	360,042	1,926
	Ramco Cements Ltd.	396,898	1,910
*	KPIT Technologies Ltd.	1,140,196	1,884
*	VA Tech Wabag Ltd.	169,100	1,862
	Sobha Ltd.	301,864	1,859
	Union Bank of India	817,509	1,847
*	Essar Oil Ltd.	1,072,213	1,835
*	Gujarat Fluorochemicals Ltd.	182,454	1,786
	Gujarat State Petronet Ltd.	931,931	1,764
	Indiabulls Real Estate Ltd.	1,864,955	1,745
*	Ajanta Pharma Ltd.	85,820	1,706
	Coromandel International Ltd.	463,877	1,674
	Jain Irrigation Systems Ltd.	1,859,025	1,664
*	Mangalore Refinery & Petrochemicals Ltd.	1,492,106	1,641
	CMC Ltd.	51,716	1,528
	Indraprastha Gas Ltd.	231,366	1,497
	South Indian Bank Ltd.	3,916,407	1,493
	Engineers India Ltd.	493,112	1,421
*	Hindustan Construction Co. Ltd.	2,774,238	1,373
*	India Cements Ltd.	951,110	1,356
*	Allahabad Bank	824,882	1,338
	PTC India Ltd.	1,175,231	1,336
	Oriental Bank of Commerce	400,686	1,282
*	Videocon Industries Ltd.	545,966	1,277
	Indian Bank	578,996	1,272
	Alstom India Ltd.	112,746	1,269
	Multi Commodity Exchange of India Ltd.	76,633	1,259
*	DEN Networks Ltd.	616,873	1,257
	Karnataka Bank Ltd.	627,432	1,243
	Syndicate Bank	790,785	1,234
	Rolta India Ltd.	656,049	1,189
	McLeod Russel India Ltd.	308,162	1,174
	UCO Bank	1,102,592	1,092
	Future Retail Ltd.	589,205	1,072
	Welspun Corp. Ltd.	804,234	1,064
	Indian Overseas Bank	1,501,039	1,047
*	Pipavav Defence & Offshore Engineering Co. Ltd.	1,151,968	1,036
	Polaris Consulting & Services Ltd.	410,487	1,011
	Jindal Saw Ltd.	924,226	1,000
*	Andhra Bank	812,840	976
	Srei Infrastructure Finance Ltd.	1,494,498	931
	Vijaya Bank	1,262,461	903
*	Jet Airways India Ltd.	151,167	900
*	Corp Bank	981,445	879
	Raymond Ltd.	124,727	871
	Gujarat Mineral Development Corp. Ltd.	542,660	861
*	Balrampur Chini Mills Ltd.	1,018,808	738
	Gujarat State Fertilisers & Chemicals Ltd.	604,857	728

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Chambal Fertilizers & Chemicals Ltd.	670,306	680
*	Punj Lloyd Ltd.	1,250,160	567
*	Bajaj Hindusthan Sugar Ltd.	1,860,521	503
*	Shipping Corp. of India Ltd.	676,911	500
*	Shree Renuka Sugars Ltd.	2,476,247	481
	Radico Khaitan Ltd.	301,618	428
*	IVRCL Ltd.	1,597,447	367
	Financial Technologies India Ltd.	128,097	349
*	Tata Teleservices Maharashtra Ltd.	2,782,308	333
	Bhushan Steel Ltd.	316,659	306
	Sesa Sterlite Ltd. ADR	16,320	214
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	55
	Jain Irrigation Systems Ltd. DVR	32,150	18
			3,359,120
Indonesia (0.5%)
	Bank Central Asia Tbk PT	90,336,400	93,535
	Astra International Tbk PT	148,193,100	77,984
	Telekomunikasi Indonesia Persero Tbk PT	371,755,300	74,768
	Bank Rakyat Indonesia Persero Tbk PT	79,329,400	70,825
	Bank Mandiri Persero Tbk PT	68,963,924	56,726
	Unilever Indonesia Tbk PT	8,487,000	27,831
	Bank Negara Indonesia Persero Tbk PT	55,186,095	27,235
	Perusahaan Gas Negara Persero Tbk PT	78,935,100	24,880
	Semen Indonesia Persero Tbk PT	21,781,400	20,946
	Kalbe Farma Tbk PT	145,507,110	20,116
	United Tractors Tbk PT	11,144,508	18,325
	Indofood Sukses Makmur Tbk PT	32,419,200	16,826
	Indocement Tunggal Prakarsa Tbk PT	9,793,400	15,816
	Gudang Garam Tbk PT	3,370,700	12,955
	Lippo Karawaci Tbk PT	139,696,600	12,745
	Charoen Pokphand Indonesia Tbk PT	53,861,658	11,745
	Summarecon Agung Tbk PT	79,892,600	10,915
	Tower Bersama Infrastructure Tbk PT	14,588,300	9,535
	Surya Citra Media Tbk PT	42,173,600	9,403
	Indofood CBP Sukses Makmur Tbk PT	8,632,800	8,761
	Ciputra Development Tbk PT	77,754,400	8,198
	Bumi Serpong Damai Tbk PT	53,823,000	7,712
	Jasa Marga Persero Tbk PT	15,298,600	7,289
	Bank Danamon Indonesia Tbk PT	23,731,809	7,259
	XL Axiata Tbk PT	21,361,923	6,630
	Adaro Energy Tbk PT	93,894,893	6,322
	Matahari Putra Prima Tbk PT	19,836,200	6,049
	Media Nusantara Citra Tbk PT	35,355,812	6,000
	Pakuwon Jati Tbk PT	170,745,234	5,749
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	72,470,700	4,880
	Wijaya Karya Beton Tbk PT	62,692,505	4,769
	AKR Corporindo Tbk PT	11,245,300	4,502
	Tambang Batubara Bukit Asam Persero Tbk PT	5,840,400	4,199
	MNC Investama Tbk PT	201,939,000	4,187
	Alam Sutera Realty Tbk PT	86,456,200	4,076
	Astra Agro Lestari Tbk PT	2,471,000	3,864
	Global Mediacom Tbk PT	30,513,618	3,642
	Wijaya Karya Persero Tbk PT	15,376,500	3,525
*	Vale Indonesia Tbk PT	14,612,498	3,139
*	Panin Financial Tbk PT	114,298,400	2,877
*	Waskita Karya Persero Tbk PT	22,169,400	2,876
*	Lippo Cikarang Tbk PT	3,113,400	2,867
	Indo Tambangraya Megah Tbk PT	2,860,500	2,777
	Ace Hardware Indonesia Tbk PT	52,998,700	2,636
	Surya Semesta Internusa Tbk PT	27,286,700	2,475
*	Indosat Tbk PT	7,887,700	2,433
	Mitra Adiperkasa Tbk PT	5,643,000	2,419
	Bank Tabungan Negara Persero Tbk PT	27,389,997	2,347
*	Siloam International Hospitals Tbk PT	2,000,400	2,188

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Medco Energi Internasional Tbk PT	8,737,200	2,153
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,404,200	2,122
	Intiland Development Tbk PT	41,411,200	2,069
	Agung Podomoro Land Tbk PT	50,856,100	1,634
*	Eagle High Plantations Tbk PT	82,309,200	1,601
	Bekasi Fajar Industrial Estate Tbk PT	32,652,800	1,501
*	Energi Mega Persada Tbk PT	243,682,132	1,500
*	Aneka Tambang Persero Tbk PT	23,327,000	1,426
	Holcim Indonesia Tbk PT	11,729,800	1,400
	Ramayana Lestari Sentosa Tbk PT	22,496,600	1,342
*	Sigmagold Inti Perkasa Tbk PT	36,846,200	1,284
	Timah Persero Tbk PT	17,782,787	1,111
	Salim Ivomas Pratama Tbk PT	21,763,400	1,071
*	Bakrie and Brothers Tbk PT	274,678,500	1,059
	BISI International Tbk PT	8,904,400	959
	Gajah Tunggal Tbk PT	9,957,100	843
*	Bumi Resources Tbk PT	126,413,500	699
*	Krakatau Steel Persero Tbk PT	18,949,700	511
	Sampoerna Agro PT	3,554,100	496
	Harum Energy Tbk PT	5,296,000	486
*	Berlian Laju Tanker Tbk PT	25,926,000	392
*	Bakrie Telecom Tbk PT	94,762,000	366
*	Indika Energy Tbk PT	9,803,100	219
*	Darma Henwa Tbk PT	41,394,000	160
*	Bakrieland Development Tbk PT	40,272,400	155
			776,317
Ireland (0.2%)
	Kerry Group plc Class A	1,074,799	79,054
*	Bank of Ireland	202,959,251	78,459
	Smurfit Kappa Group plc	1,687,075	51,652
	Ryanair Holdings plc ADR	760,964	49,348
	Kingspan Group plc	1,255,462	24,909
	Paddy Power plc	271,424	24,266
	Glanbia plc	1,291,898	23,943
	C&C Group plc	2,488,905	10,085
	Green REIT plc	4,912,459	8,664
	Ryanair Holdings plc	701,590	8,229
	Aer Lingus Group plc	1,254,015	3,259
	FBD Holdings plc	128,674	1,390
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			363,258
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	6,915,537	420,218
	Bank Hapoalim BM	7,266,759	36,348
*	Bank Leumi Le-Israel BM	9,196,483	35,743
	Bezeq The Israeli Telecommunication Corp. Ltd.	13,814,327	26,165
	NICE-Systems Ltd.	399,576	24,019
	Israel Chemicals Ltd.	3,275,705	22,919
	Elbit Systems Ltd.	175,282	13,871
*	Israel Discount Bank Ltd. Class A	7,809,010	13,718
	Azrieli Group	267,670	11,548
	Frutarom Industries Ltd.	263,347	11,199
	Delek Group Ltd.	34,293	9,567
*	Mizrahi Tefahot Bank Ltd.	843,772	9,438
	Gazit-Globe Ltd.	642,543	8,503
	Israel Corp. Ltd.	17,367	6,397
	Osem Investments Ltd.	294,014	6,276
	Paz Oil Co. Ltd.	35,019	5,350
	Teva Pharmaceutical Industries Ltd. ADR	78,230	4,727
*	Strauss Group Ltd.	239,826	4,271
	Alony Hetz Properties & Investments Ltd.	525,243	4,173
*	Tower Semiconductor Ltd.	269,776	4,100
*	EZchip Semiconductor Ltd.	209,441	4,095
	Harel Insurance Investments & Financial Services Ltd.	818,623	3,824

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Reit 1 Ltd.	1,209,065	3,633
	Melisron Ltd.	94,157	3,610
	Shikun & Binui Ltd.	1,484,082	3,337
*	Nitsba Holdings 1995 Ltd.	177,665	3,013
	Delek Automotive Systems Ltd.	222,829	2,702
*	Kenon Holdings Ltd.	124,471	2,695
*	Oil Refineries Ltd.	7,450,861	2,662
	Ituran Location and Control Ltd.	107,409	2,466
*	Airport City Ltd.	230,466	2,432
*	Clal Insurance Enterprises Holdings Ltd.	145,695	2,419
	Amot Investments Ltd.	710,051	2,402
*	Compugen Ltd.	358,677	2,332
*	Jerusalem Oil Exploration	59,855	2,274
	First International Bank Of Israel Ltd.	159,406	2,238
*	Nova Measuring Instruments Ltd.	194,429	2,207
*	Mazor Robotics Ltd.	309,775	2,046
*	Evogene Ltd.	201,330	2,010
*	Allot Communications Ltd.	227,090	1,998
	Norstar Holdings Inc.	66,759	1,820
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	44,589	1,812
	Migdal Insurance & Financial Holding Ltd.	1,459,681	1,769
*	Partner Communications Co. Ltd.	698,665	1,759
	Menorah Mivtachim Holdings Ltd.	162,679	1,614
	Phoenix Holdings Ltd.	540,924	1,607
	Africa Israel Properties Ltd.	103,224	1,598
*	Gilat Satellite Networks Ltd.	245,895	1,514
	Silicom Ltd.	38,246	1,409
	Electra Ltd.	9,954	1,220
*	Cellcom Israel Ltd. (Registered)	256,475	1,181
*	Naphtha Israel Petroleum Corp. Ltd.	207,753	1,179
*	Shufersal Ltd.	432,691	991
*	AudioCodes Ltd.	208,458	952
*	Kamada Ltd.	191,257	873
*	Africa Israel Investments Ltd.	693,410	651
	Jerusalem Economy Ltd.	146,266	559
*	Ceragon Networks Ltd.	364,505	505
*	Property & Building Corp. Ltd.	7,088	480
*	Cellcom Israel Ltd.	96,644	443
			756,881
Italy (1.8%)
	Eni SPA	18,172,011	348,646
	Intesa Sanpaolo SPA (Registered)	88,827,890	298,418
	UniCredit SPA	35,493,095	254,774
	Enel SPA	50,636,848	240,016
	Assicurazioni Generali SPA	9,300,415	181,723
*	Fiat Chrysler Automobiles NV	6,454,283	96,114
*	Telecom Italia SPA (Registered)	76,989,680	90,869
	Luxottica Group SPA	1,293,958	85,216
	Snam SPA	15,993,812	83,314
	Atlantia SPA	2,928,341	82,360
	CNH Industrial NV	6,778,805	59,560
	Unione di Banche Italiane SCpA	6,386,974	50,696
	Terna Rete Elettrica Nazionale SPA	10,546,252	49,719
*	Tenaris SA	3,207,343	49,246
*	Telecom Italia SPA (Bearer)	44,526,940	42,852
	Pirelli & C. SPA	2,450,335	42,395
*	Banco Popolare SC	2,669,614	42,205
	Mediobanca SPA	4,035,830	39,178
*	Finmeccanica SPA	2,805,513	35,795
*	Banca Popolare di Milano Scarl	32,387,711	33,373
	EXOR SPA	723,061	33,358
	Prysmian SPA	1,513,390	30,863
*	Banca Popolare dell'Emilia Romagna SC	3,532,529	29,058
*	Mediaset SPA	5,534,431	28,445

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	Saipem SPA	1,846,011	24,475
	Enel Green Power SPA	11,453,977	22,242
	Azimut Holding SPA	745,338	21,878
^	Banca Monte dei Paschi di Siena SPA	32,326,536	19,923
	UnipolSai SPA	5,999,348	16,788
	Davide Campari-Milano SPA	2,086,302	16,135
	Mediolanum SPA	1,908,214	16,017
	Recordati SPA	760,675	15,157
	Banca Popolare di Sondrio SCARL	3,321,562	15,075
^	Moncler SPA	823,261	14,661
	Banca Generali SPA	418,111	14,033
*,2	Anima Holding SPA	1,566,411	13,947
*	Yoox SPA	422,969	13,324
	A2A SPA	10,397,747	11,978
	FinecoBank Banca Fineco SPA	1,564,509	11,811
	Hera SPA	4,474,374	11,803
	Salvatore Ferragamo SPA	351,442	10,929
	Unipol Gruppo Finanziario SPA Preference Shares	2,035,235	10,697
*	Credito Valtellinese SC	8,139,432	10,158
	Italcementi SPA	1,408,004	10,032
*	World Duty Free SPA	880,752	9,832
	Interpump Group SPA	583,331	9,810
	Ansaldo STS SPA	881,870	9,375
	Societa Cattolica di Assicurazioni SCRL	1,062,655	9,079
^	Tod's SPA	98,856	9,070
*	Autogrill SPA	936,432	8,956
*	Sorin SPA	2,835,232	8,924
	Brembo SPA	219,072	8,763
	Buzzi Unicem SPA	527,617	8,492
	Unipol Gruppo Finanziario SPA	1,593,638	8,360
	De' Longhi	364,043	8,211
	DiaSorin SPA	170,006	7,761
	UnipolSai SPA Class B	2,765,069	7,759
*	Ei Towers SPA	125,307	7,591
	Beni Stabili SpA SIIQ	8,056,446	6,643
	Parmalat SPA	2,285,295	6,329
	Societa Iniziative Autostradali e Servizi SPA	531,165	6,135
*	Salini Impregilo SPA	1,398,088	6,101
	Industria Macchine Automatiche SPA	108,152	5,507
	Danieli & C Officine Meccaniche SPA RSP	291,229	5,407
	ERG SPA	367,990	5,290
	ACEA SPA	368,972	4,968
	Amplifon SPA	637,639	4,967
*,^	Banca Carige SPA	60,856,065	4,963
	MARR SPA	241,482	4,851
	Credito Emiliano SPA	580,162	4,840
*	Cerved Information Solutions SPA	646,794	4,693
	Iren SPA	3,154,332	4,631
	Tenaris SA ADR	139,938	4,303
^	Brunello Cucinelli SPA	207,125	3,843
^	Piaggio & C SPA	1,244,039	3,773
	ASTM SPA	259,731	3,693
*,^	Saras SPA	1,855,382	3,597
*,^	Safilo Group SPA	234,490	3,411
*,^	RCS MediaGroup SPA	2,422,735	3,332
*	Fincantieri SPA	3,618,561	3,289
*	CIR-Compagnie Industriali Riunite SPA	2,736,507	3,272
^	Astaldi SPA	365,112	3,174
	Cementir Holding SPA	427,529	3,015
	Danieli & C Officine Meccaniche SPA	94,674	2,304
	Italmobiliare SPA RSP	115,698	2,259
	Immobiliare Grande Distribuzione SIIQ SPA	2,168,535	2,134
*,^	Geox SPA	547,942	2,002
	Esprinet SPA	183,196	1,761

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	Trevi Finanziaria Industriale SPA	575,533	1,680
	Italmobiliare SPA	48,807	1,593
*,^	Gruppo Editoriale L'Espresso SPA	1,167,010	1,529
*	DeA Capital SPA	692,378	1,478
	Zignago Vetro SPA	208,572	1,296
*	Cofide SPA	2,244,339	1,257
*,^	Juventus Football Club SPA	3,320,053	1,134
*,^	Sogefi SPA	339,011	1,131
	Falck Renewables SPA	790,642	1,042
*,^	Arnoldo Mondadori Editore SPA	799,782	987
*,^	Fiera Milano SPA	64,801	495
*	Gemina SPA CVR	2,837,088	41
			2,889,389
Japan (16.5%)
	Toyota Motor Corp.	19,548,719	1,360,769
	Mitsubishi UFJ Financial Group Inc.	104,412,233	741,781
	Honda Motor Co. Ltd.	13,236,147	443,747
	SoftBank Corp.	6,946,963	434,257
	Sumitomo Mitsui Financial Group Inc.	9,916,074	432,981
	Mizuho Financial Group Inc.	176,500,650	336,460
	KDDI Corp.	13,698,790	324,145
	FANUC Corp.	1,444,099	317,648
	Takeda Pharmaceutical Co. Ltd.	5,711,509	293,235
	Canon Inc.	7,662,956	273,221
	Japan Tobacco Inc.	7,778,954	271,648
*	Sony Corp.	8,479,250	256,343
	Astellas Pharma Inc.	16,296,945	253,755
	Central Japan Railway Co.	1,398,960	249,863
	East Japan Railway Co.	2,801,876	247,650
	Seven & i Holdings Co. Ltd.	5,757,808	247,496
	Hitachi Ltd.	34,217,106	233,460
	Mitsubishi Corp.	10,422,216	224,877
	Panasonic Corp.	15,693,009	224,785
	Mitsubishi Estate Co. Ltd.	9,339,755	219,832
	Tokio Marine Holdings Inc.	5,261,991	214,509
	Murata Manufacturing Co. Ltd.	1,479,474	208,479
	Mitsui Fudosan Co. Ltd.	7,003,915	207,626
	Bridgestone Corp.	4,918,335	205,998
	Nissan Motor Co. Ltd.	18,720,033	194,327
	Mitsubishi Electric Corp.	14,577,282	190,375
	Kao Corp.	3,882,222	185,916
	Shin-Etsu Chemical Co. Ltd.	3,039,484	185,800
	Keyence Corp.	336,464	179,621
	Mitsui & Co. Ltd.	12,766,766	178,558
	Denso Corp.	3,522,737	174,889
	Nomura Holdings Inc.	25,891,885	167,972
	Nippon Telegraph & Telephone Corp.	2,456,539	165,878
	Nippon Steel & Sumitomo Metal Corp.	62,394,029	162,300
	Fuji Heavy Industries Ltd.	4,621,206	154,533
	Fast Retailing Co. Ltd.	391,031	154,019
	ORIX Corp.	9,567,020	147,125
	Kubota Corp.	9,217,394	144,262
	ITOCHU Corp.	11,669,055	143,682
	Komatsu Ltd.	7,030,229	141,442
	SMC Corp.	457,739	137,698
	Dai-ichi Life Insurance Co. Ltd.	8,344,700	137,153
	Eisai Co. Ltd.	2,035,311	135,669
	Daikin Industries Ltd.	1,969,720	132,698
	Nintendo Co. Ltd.	783,895	131,616
	Mitsubishi Heavy Industries Ltd.	23,660,400	131,096
	NTT DOCOMO Inc.	7,320,000	129,655
	FUJIFILM Holdings Corp.	3,383,119	127,432
	Nidec Corp.	1,696,608	126,914
	Kyocera Corp.	2,390,156	124,770

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Trust Holdings Inc.	28,237,511	124,300
Sumitomo Realty & Development Co. Ltd.	3,197,033	123,392
Hoya Corp.	3,126,505	120,498
MS&AD Insurance Group Holdings Inc.	4,006,667	114,659
Toshiba Corp.	28,175,104	112,885
Secom Co. Ltd.	1,527,903	108,285
Daiwa Securities Group Inc.	12,901,910	107,032
Daiwa House Industry Co. Ltd.	4,763,110	106,337
Oriental Land Co. Ltd.	1,557,756	105,461
Tokyo Gas Co. Ltd.	17,453,382	100,720
Rakuten Inc.	5,748,500	100,429
Suzuki Motor Corp.	3,083,565	99,667
Toray Industries Inc.	11,419,450	99,265
Sumitomo Corp.	8,302,148	98,029
Asahi Group Holdings Ltd.	2,960,711	95,208
Sompo Japan Nipponkoa Holdings Inc.	2,849,666	93,098
Asahi Kasei Corp.	9,836,144	92,623
Ajinomoto Co. Inc.	4,142,758	91,856
Otsuka Holdings Co. Ltd.	2,835,982	89,516
Daiichi Sankyo Co. Ltd.	5,125,397	89,021
Fujitsu Ltd.	13,138,378	87,086
Kirin Holdings Co. Ltd.	6,550,372	86,702
JFE Holdings Inc.	3,794,091	85,651
* Olympus Corp.	2,374,459	85,504
Inpex Corp.	6,798,100	85,318
Shimano Inc.	580,479	83,154
Sumitomo Electric Industries Ltd.	5,653,067	79,867
Nitto Denko Corp.	1,218,872	78,112
JX Holdings Inc.	17,864,560	77,794
Shionogi & Co. Ltd.	2,359,222	77,771
West Japan Railway Co.	1,400,990	77,592
Dentsu Inc.	1,656,919	77,237
Mazda Motor Corp.	3,927,892	76,995
Marubeni Corp.	12,293,193	76,120
Ono Pharmaceutical Co. Ltd.	685,638	74,309
Resona Holdings Inc.	13,921,428	74,230
Toyota Industries Corp.	1,249,680	70,775
T&D Holdings Inc.	4,880,950	70,431
Chubu Electric Power Co. Inc.	5,242,708	69,490
Tokyo Electron Ltd.	1,266,666	69,429
Omron Corp.	1,475,605	67,757
Aisin Seiki Co. Ltd.	1,459,562	66,743
Aeon Co. Ltd.	5,292,563	65,844
Unicharm Corp.	2,614,453	65,806
Daito Trust Construction Co. Ltd.	564,716	65,762
TDK Corp.	906,069	65,266
Sekisui House Ltd.	4,195,310	65,030
NEC Corp.	19,257,932	64,071
Sumitomo Chemical Co. Ltd.	11,352,919	63,848
Yamato Holdings Co. Ltd.	2,833,659	63,420
Terumo Corp.	2,436,962	62,593
Sysmex Corp.	1,129,634	62,505
Osaka Gas Co. Ltd.	14,622,834	62,062
Mitsubishi Chemical Holdings Corp.	9,738,758	60,636
MEIJI Holdings Co. Ltd.	524,039	60,202
Bank of Yokohama Ltd.	9,269,448	58,829
Kawasaki Heavy Industries Ltd.	11,394,304	58,725
Japan Exchange Group Inc.	2,024,847	58,502
* Kansai Electric Power Co. Inc.	5,736,385	57,650
Isuzu Motors Ltd.	4,327,276	57,353
Tokyu Corp.	8,576,504	57,022
Hankyu Hanshin Holdings Inc.	9,301,455	56,144
NSK Ltd.	3,506,852	54,769
Sumitomo Metal Mining Co. Ltd.	3,679,716	53,934

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Ricoh Co. Ltd.	5,154,683	53,272
	Shiseido Co. Ltd.	2,889,095	52,041
	Asahi Glass Co. Ltd.	7,576,678	50,991
	Yakult Honsha Co. Ltd.	804,081	50,568
	Chugai Pharmaceutical Co. Ltd.	1,642,745	49,959
	Rohm Co. Ltd.	701,866	48,685
	Yamaha Motor Co. Ltd.	2,061,314	48,507
	IHI Corp.	10,469,749	48,000
	Dai Nippon Printing Co. Ltd.	4,598,353	47,504
*	Tokyo Electric Power Co. Inc.	11,535,609	47,108
	Shizuoka Bank Ltd.	4,277,824	47,095
	Makita Corp.	932,975	46,559
	Odakyu Electric Railway Co. Ltd.	4,625,371	46,543
	NGK Insulators Ltd.	2,067,733	46,449
	Kintetsu Group Holdings Co. Ltd.	13,113,546	46,444
	Taisei Corp.	7,807,399	45,227
	Nippon Paint Holdings Co. Ltd.	1,344,700	45,044
	Tohoku Electric Power Co. Inc.	3,514,487	44,211
	LIXIL Group Corp.	2,109,044	43,960
	Nitori Holdings Co. Ltd.	566,080	43,537
	Isetan Mitsukoshi Holdings Ltd.	2,674,363	43,271
	Recruit Holdings Co. Ltd.	1,281,928	43,156
	Chiba Bank Ltd.	5,242,445	43,085
	Toyota Tsusho Corp.	1,660,916	42,705
	Sekisui Chemical Co. Ltd.	3,156,527	42,089
	Mitsubishi Motors Corp.	4,558,030	41,939
	NTT Data Corp.	933,500	41,768
	NGK Spark Plug Co. Ltd.	1,482,519	41,515
	Kikkoman Corp.	1,410,878	40,237
	Yahoo Japan Corp.	9,827,400	40,147
	Suntory Beverage & Food Ltd.	933,782	39,714
	Minebea Co. Ltd.	2,581,000	39,575
	Kobe Steel Ltd.	21,700,912	39,443
	Santen Pharmaceutical Co. Ltd.	2,947,935	39,022
	Nippon Express Co. Ltd.	6,657,425	38,217
	Konica Minolta Inc.	3,431,589	37,892
	Nippon Yusen KK	11,946,567	37,554
	Nikon Corp.	2,599,037	36,954
*	Kyushu Electric Power Co. Inc.	3,430,295	36,585
	Fukuoka Financial Group Inc.	6,356,984	36,522
	Electric Power Development Co. Ltd.	1,079,683	36,244
	Seiko Epson Corp.	2,062,422	36,040
	Toppan Printing Co. Ltd.	4,294,365	36,005
	Tobu Railway Co. Ltd.	7,454,285	35,535
	Asics Corp.	1,376,911	35,332
	Lawson Inc.	487,793	35,077
	Kuraray Co. Ltd.	2,574,404	34,813
	Shimizu Corp.	4,830,794	34,742
	Keio Corp.	4,457,175	34,426
^	Casio Computer Co. Ltd.	1,694,083	34,252
	Hirose Electric Co. Ltd.	242,826	34,191
	JGC Corp.	1,640,391	34,138
	Chugoku Electric Power Co. Inc.	2,291,745	33,646
	Obayashi Corp.	5,014,404	33,494
	Mitsubishi Materials Corp.	9,179,570	33,046
	TOTO Ltd.	2,330,224	32,966
	Koito Manufacturing Co. Ltd.	928,500	32,490
	Aozora Bank Ltd.	8,587,969	32,123
	Don Quijote Holdings Co. Ltd.	420,500	32,082
	Alps Electric Co. Ltd.	1,283,300	31,878
	Suruga Bank Ltd.	1,433,293	31,595
	NH Foods Ltd.	1,441,313	31,491
	Oji Holdings Corp.	7,019,705	31,220
	J Front Retailing Co. Ltd.	1,857,436	30,952

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Seibu Holdings Inc.	1,058,109	30,644
Kansai Paint Co. Ltd.	1,713,033	30,536
Kajima Corp.	6,355,284	30,358
Hamamatsu Photonics KK	1,021,320	29,790
Bandai Namco Holdings Inc.	1,448,864	29,765
Brother Industries Ltd.	1,860,227	29,597
Mitsui OSK Lines Ltd.	8,286,923	29,259
Bank of Kyoto Ltd.	2,682,925	29,248
Kyowa Hakko Kirin Co. Ltd.	1,997,736	29,244
Keikyu Corp.	3,670,187	29,175
Nomura Research Institute Ltd.	732,151	28,893
JTEKT Corp.	1,667,754	28,405
Daicel Corp.	2,337,882	28,186
Mitsubishi Tanabe Pharma Corp.	1,652,053	28,110
Ryohin Keikaku Co. Ltd.	175,900	28,053
Japan Airlines Co. Ltd.	839,308	27,984
Tokyu Fudosan Holdings Corp.	3,750,718	27,871
Taiheiyo Cement Corp.	8,841,398	27,861
Nissin Foods Holdings Co. Ltd.	579,469	27,783
USS Co. Ltd.	1,567,980	27,609
Joyo Bank Ltd.	5,023,506	27,478
Amada Holdings Co. Ltd.	2,705,092	27,298
Iyo Bank Ltd.	2,158,453	26,888
NOK Corp.	840,830	26,423
Seven Bank Ltd.	4,855,219	26,159
Hisamitsu Pharmaceutical Co. Inc.	606,704	26,145
Trend Micro Inc.	771,063	26,086
Sumitomo Heavy Industries Ltd.	4,189,460	26,029
Hino Motors Ltd.	1,987,283	25,926
Yaskawa Electric Corp.	1,869,212	25,682
Toyo Suisan Kaisha Ltd.	731,079	25,581
Stanley Electric Co. Ltd.	1,140,037	25,580
Shinsei Bank Ltd.	12,485,037	25,548
Nagoya Railroad Co. Ltd.	6,451,000	25,481
*,^ Sharp Corp.	11,672,150	25,152
Hiroshima Bank Ltd.	4,291,166	25,064
Keisei Electric Railway Co. Ltd.	2,108,500	24,993
JSR Corp.	1,455,706	24,831
M3 Inc.	1,306,300	24,683
Gunma Bank Ltd.	3,446,289	24,404
Sumitomo Rubber Industries Ltd.	1,312,230	24,330
MISUMI Group Inc.	648,100	24,322
Nabtesco Corp.	884,056	24,315
Taisho Pharmaceutical Holdings Co. Ltd.	344,233	24,191
Shimadzu Corp.	2,063,080	24,131
Teijin Ltd.	7,091,422	24,089
Japan Airport Terminal Co. Ltd.	427,700	24,077
ANA Holdings Inc.	8,637,946	23,882
Tosoh Corp.	4,446,279	23,838
Hokuhoku Financial Group Inc.	9,967,000	23,835
Mabuchi Motor Co. Ltd.	397,732	23,815
Yamaha Corp.	1,295,956	23,550
Hachijuni Bank Ltd.	3,010,425	23,468
Hulic Co. Ltd.	2,170,800	23,236
Sony Financial Holdings Inc.	1,285,132	23,071
Toho Gas Co. Ltd.	3,798,573	23,001
Mitsui Chemicals Inc.	6,909,556	22,843
Nisshin Seifun Group Inc.	1,956,690	22,819
Air Water Inc.	1,280,553	22,743
^ Yamaguchi Financial Group Inc.	1,802,340	22,592
Daihatsu Motor Co. Ltd.	1,550,097	22,454
Kurita Water Industries Ltd.	861,306	22,381
Credit Saison Co. Ltd.	1,182,151	22,354
THK Co. Ltd.	887,058	22,284

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Keihan Electric Railway Co. Ltd.	3,821,000	22,161
	Calbee Inc.	544,000	22,149
	Tokyo Tatemono Co. Ltd.	3,045,000	22,078
	Hitachi Metals Ltd.	1,402,441	21,933
	Rinnai Corp.	288,800	21,912
	Toho Co. Ltd. (Tokyo Shares 9602)	880,397	21,883
	Miraca Holdings Inc.	430,649	21,666
	Nissan Chemical Industries Ltd.	1,091,900	21,639
	Chugoku Bank Ltd.	1,327,009	21,320
	Alfresa Holdings Corp.	1,420,132	21,283
	Pigeon Corp.	803,100	21,268
	NTN Corp.	3,869,324	21,121
	AEON Financial Service Co. Ltd.	819,065	20,880
	Obic Co. Ltd.	498,800	20,865
	SBI Holdings Inc.	1,563,110	20,736
	Fuji Electric Co. Ltd.	4,391,774	20,711
^	Yamada Denki Co. Ltd.	5,044,130	20,646
	Kewpie Corp.	843,000	20,568
	Yokogawa Electric Corp.	1,747,143	20,462
	Haseko Corp.	2,064,800	20,388
	Hokuriku Electric Power Co.	1,379,018	20,387
	TonenGeneral Sekiyu KK	2,077,795	19,941
	Toyo Seikan Group Holdings Ltd.	1,257,732	19,888
	Mitsubishi UFJ Lease & Finance Co. Ltd.	3,705,370	19,877
	Shimamura Co. Ltd.	199,399	19,875
	FamilyMart Co. Ltd.	461,393	19,869
	Marui Group Co. Ltd.	1,799,175	19,641
	Hakuhodo DY Holdings Inc.	1,823,880	19,519
^	Takashimaya Co. Ltd.	2,083,922	19,448
	Suzuken Co. Ltd.	616,471	19,291
	Kaken Pharmaceutical Co. Ltd.	537,000	19,190
	Nankai Electric Railway Co. Ltd.	3,994,000	19,093
	Citizen Holdings Co. Ltd.	2,410,491	19,076
	Tsuruha Holdings Inc.	262,900	19,068
	Yamazaki Baking Co. Ltd.	1,073,640	19,004
	Sega Sammy Holdings Inc.	1,347,441	18,811
	DIC Corp.	6,059,000	18,331
	Benesse Holdings Inc.	584,563	18,321
	Zenkoku Hosho Co. Ltd.	495,800	18,305
^	Taiyo Nippon Sanso Corp.	1,400,900	18,181
	Sojitz Corp.	9,204,587	17,999
	Nomura Real Estate Holdings Inc.	880,147	17,891
	Yokohama Rubber Co. Ltd.	1,637,000	17,615
	Kaneka Corp.	2,521,429	17,579
	Kawasaki Kisen Kaisha Ltd.	6,717,710	17,353
	Otsuka Corp.	375,731	17,306
	Mitsubishi Gas Chemical Co. Inc.	3,091,271	17,273
	Kobayashi Pharmaceutical Co. Ltd.	246,500	17,272
	Nippon Electric Glass Co. Ltd.	3,035,931	17,264
	Kamigumi Co. Ltd.	1,723,414	17,255
	Hoshizaki Electric Co. Ltd.	292,500	17,208
	CyberAgent Inc.	353,700	17,020
	MediPal Holdings Corp.	1,243,834	16,969
	Nishi-Nippon City Bank Ltd.	5,305,372	16,905
	Mitsubishi Logistics Corp.	1,085,435	16,790
	Nippon Shokubai Co. Ltd.	1,189,000	16,416
	Dena Co. Ltd.	819,151	16,363
	Aeon Mall Co. Ltd.	871,279	16,253
	Sohgo Security Services Co. Ltd.	498,500	16,250
	Disco Corp.	178,100	16,219
	Sugi Holdings Co. Ltd.	329,400	16,050
	Iida Group Holdings Co. Ltd.	1,190,663	15,981
	Ezaki Glico Co. Ltd.	380,900	15,863
	Dowa Holdings Co. Ltd.	1,758,000	15,776

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	NHK Spring Co. Ltd.	1,373,789	15,728
	Nippon Kayaku Co. Ltd.	1,296,000	15,667
	77 Bank Ltd.	2,704,000	15,605
	Nihon Kohden Corp.	592,700	15,574
*	Shikoku Electric Power Co. Inc.	1,143,994	15,492
	Nippon Shinyaku Co. Ltd.	462,000	15,446
	Kakaku.com Inc.	987,800	15,319
	Sotetsu Holdings Inc.	3,228,000	15,310
	Park24 Co. Ltd.	765,200	15,283
	Showa Denko KK	11,013,762	15,056
	Ibiden Co. Ltd.	860,452	15,049
	Sawai Pharmaceutical Co. Ltd.	263,600	15,006
	Kose Corp.	229,600	14,973
	Sankyo Co. Ltd.	392,151	14,853
	Advantest Corp.	1,248,720	14,722
	Ebara Corp.	3,309,000	14,710
	Hitachi Chemical Co. Ltd.	757,115	14,655
	Topcon Corp.	562,700	14,634
^	Sumco Corp.	965,021	14,560
	Idemitsu Kosan Co. Ltd.	737,440	14,286
	Toyo Tire & Rubber Co. Ltd.	744,100	14,253
	Azbil Corp.	537,800	14,167
	Hitachi High-Technologies Corp.	481,063	13,941
	Tokai Tokyo Financial Holdings Inc.	1,813,700	13,936
	Hitachi Construction Machinery Co. Ltd.	782,040	13,884
	Aoyama Trading Co. Ltd.	398,400	13,780
	Denki Kagaku Kogyo KK	3,355,447	13,701
	Showa Shell Sekiyu KK	1,403,859	13,542
	Nippon Paper Industries Co. Ltd.	774,656	13,509
	GS Yuasa Corp.	2,860,526	13,448
	DMG Mori Seiki Co. Ltd.	807,900	13,176
	Sumitomo Dainippon Pharma Co. Ltd.	1,165,092	13,164
	Konami Corp.	715,693	13,134
	Seino Holdings Co. Ltd.	1,139,800	13,084
	Ube Industries Ltd.	7,794,333	12,931
*	Hokkaido Electric Power Co. Inc.	1,379,778	12,725
	Sundrug Co. Ltd.	252,600	12,676
	Toyoda Gosei Co. Ltd.	547,563	12,669
	OKUMA Corp.	1,169,000	12,666
	Zeon Corp.	1,401,000	12,575
	Sanwa Holdings Corp.	1,663,300	12,554
	Daido Steel Co. Ltd.	2,615,463	12,506
	Nexon Co. Ltd.	977,646	12,470
	Tadano Ltd.	859,000	12,461
	Ushio Inc.	948,943	12,444
	Japan Steel Works Ltd.	2,680,494	12,370
	Taiyo Yuden Co. Ltd.	833,700	12,326
	Maruichi Steel Tube Ltd.	487,312	12,308
	Resorttrust Inc.	469,800	12,273
	Nishi-Nippon Railroad Co. Ltd.	2,798,000	12,269
	Oki Electric Industry Co. Ltd.	5,967,000	12,224
	Japan Aviation Electronics Industry Ltd.	508,000	12,203
^	Sanrio Co. Ltd.	455,140	12,192
	OSG Corp.	580,800	12,076
	IT Holdings Corp.	610,200	12,016
	Glory Ltd.	431,900	11,954
	Izumi Co. Ltd.	300,900	11,917
	Nagase & Co. Ltd.	893,200	11,805
	Tsumura & Co.	502,313	11,771
	Chiyoda Corp.	1,295,963	11,761
	Lion Corp.	1,906,000	11,682
	Square Enix Holdings Co. Ltd.	551,407	11,579
	Nisshinbo Holdings Inc.	1,116,000	11,560
	Fujikura Ltd.	2,422,000	11,536

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nifco Inc.	325,300	11,521
	COMSYS Holdings Corp.	824,900	11,492
	Nichirei Corp.	2,172,000	11,465
	Sumitomo Forestry Co. Ltd.	987,000	11,440
	H2O Retailing Corp.	635,015	11,426
	San-In Godo Bank Ltd.	1,182,000	11,312
	Oracle Corp. Japan	247,438	11,296
	Kinden Corp.	799,006	11,223
	TS Tech Co. Ltd.	376,700	11,218
	Keiyo Bank Ltd.	1,885,000	11,158
	House Foods Group Inc.	545,000	11,130
	Asahi Intecc Co. Ltd.	179,500	11,054
	Century Tokyo Leasing Corp.	346,400	10,938
	Okasan Securities Group Inc.	1,431,484	10,860
	Matsumotokiyoshi Holdings Co. Ltd.	295,100	10,745
	Horiba Ltd.	284,400	10,680
*	Japan Display Inc.	2,583,300	10,612
	SCREEN Holdings Co. Ltd.	1,559,000	10,583
*	Leopalace21 Corp.	1,813,200	10,458
	Temp Holdings Co. Ltd.	329,400	10,433
	Rohto Pharmaceutical Co. Ltd.	729,800	10,419
	Takara Holdings Inc.	1,394,800	10,393
	Juroku Bank Ltd.	2,604,000	10,367
	Daifuku Co. Ltd.	777,000	10,351
	Iwatani Corp.	1,525,000	10,314
	Wacoal Holdings Corp.	928,000	10,313
	Tsubakimoto Chain Co.	1,247,000	10,209
	ADEKA Corp.	721,400	10,175
^	Shiga Bank Ltd.	1,923,000	10,117
	K's Holdings Corp.	301,900	10,080
	Sapporo Holdings Ltd.	2,542,000	9,978
	Toyobo Co. Ltd.	6,518,000	9,937
	Mitsui Engineering & Shipbuilding Co. Ltd.	5,514,000	9,901
	Shimachu Co. Ltd.	381,000	9,861
	Awa Bank Ltd.	1,655,000	9,824
	Mitsui Mining & Smelting Co. Ltd.	4,108,000	9,760
*,^	Acom Co. Ltd.	2,925,600	9,714
	Lintec Corp.	394,600	9,679
	SCSK Corp.	330,236	9,643
	Tokyo Ohka Kogyo Co. Ltd.	309,600	9,636
	Higo Bank Ltd.	1,499,000	9,634
	Sumitomo Osaka Cement Co. Ltd.	2,931,000	9,546
	Daishi Bank Ltd.	2,515,000	9,485
	ABC-Mart Inc.	165,289	9,405
	KYORIN Holdings Inc.	408,800	9,403
	Jafco Co. Ltd.	248,500	9,311
	Furukawa Electric Co. Ltd.	5,051,000	9,258
	HIS Co. Ltd.	276,200	9,206
	UNY Group Holdings Co. Ltd.	1,626,800	9,199
	Tokai Rika Co. Ltd.	374,000	9,138
	Sankyu Inc.	1,943,000	9,113
	SKY Perfect JSAT Holdings Inc.	1,448,500	9,073
	Nisshin Steel Co. Ltd.	680,292	9,067
	Kagoshima Bank Ltd.	1,236,000	8,897
	Coca-Cola East Japan Co. Ltd.	475,293	8,882
	Start Today Co. Ltd.	362,376	8,877
	Hyakugo Bank Ltd.	1,800,000	8,849
	Aica Kogyo Co. Ltd.	381,100	8,752
	Musashino Bank Ltd.	241,100	8,729
^	Kagome Co. Ltd.	555,800	8,716
	Nihon Parkerizing Co. Ltd.	765,600	8,704
	Cosmos Pharmaceutical Corp.	64,600	8,697
^	Ito En Ltd.	417,200	8,669
	Japan Petroleum Exploration Co. Ltd.	225,053	8,663

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nipro Corp.	901,200	8,648
	Nippon Konpo Unyu Soko Co. Ltd.	488,300	8,604
	Autobacs Seven Co. Ltd.	550,600	8,576
	NOF Corp.	1,095,000	8,424
	Itochu Techno-Solutions Corp.	366,198	8,340
	Calsonic Kansei Corp.	1,139,000	8,303
	NTT Urban Development Corp.	792,900	8,255
	Ogaki Kyoritsu Bank Ltd.	2,421,000	8,160
*	Kumagai Gumi Co. Ltd.	2,553,000	8,155
^	Bic Camera Inc.	817,100	8,149
	North Pacific Bank Ltd.	2,054,100	8,112
	Toagosei Co. Ltd.	1,827,000	8,108
	Nihon M&A Center Inc.	231,900	8,070
	Kissei Pharmaceutical Co. Ltd.	270,700	8,035
	Hokkoku Bank Ltd.	2,215,000	8,023
	SHO-BOND Holdings Co. Ltd.	181,900	8,019
	Kyowa Exeo Corp.	675,500	7,881
	Nachi-Fujikoshi Corp.	1,341,000	7,841
	Fuji Machine Manufacturing Co. Ltd.	633,900	7,822
	Penta-Ocean Construction Co. Ltd.	2,062,700	7,732
	Hitachi Capital Corp.	340,100	7,705
	Maeda Road Construction Co. Ltd.	465,000	7,663
	Coca-Cola West Co. Ltd.	477,926	7,604
	Hazama Ando Corp.	1,337,800	7,591
	Yamato Kogyo Co. Ltd.	320,455	7,540
	Anritsu Corp.	1,047,832	7,513
^	Kenedix Inc.	1,886,100	7,511
	Pola Orbis Holdings Inc.	144,716	7,509
	Senshu Ikeda Holdings Inc.	1,687,960	7,492
	Toho Holdings Co. Ltd.	428,200	7,457
	Matsui Securities Co. Ltd.	798,800	7,422
	Canon Marketing Japan Inc.	394,900	7,418
	Toda Corp.	1,796,000	7,402
	Rengo Co. Ltd.	1,681,000	7,350
^	MonotaRO Co. Ltd.	212,600	7,315
	Kiyo Bank Ltd.	506,800	7,267
	Ship Healthcare Holdings Inc.	297,300	7,266
	Nissan Shatai Co. Ltd.	561,400	7,227
*,^	Aiful Corp.	2,092,700	7,216
	Shochiku Co. Ltd.	838,000	7,198
*	Cosmo Oil Co. Ltd.	4,795,850	7,110
	Central Glass Co. Ltd.	1,545,000	7,099
	Nishimatsu Construction Co. Ltd.	1,926,000	7,093
	Nanto Bank Ltd.	1,953,000	7,060
	Nippon Seiki Co. Ltd.	350,000	7,037
	Capcom Co. Ltd.	376,100	7,006
	Nichi-iko Pharmaceutical Co. Ltd.	332,300	6,995
	Sangetsu Co. Ltd.	454,300	6,989
	Hikari Tsushin Inc.	104,600	6,981
	Pilot Corp.	129,100	6,959
	Maeda Corp.	956,000	6,955
	Hyakujushi Bank Ltd.	2,026,000	6,955
	Toyo Ink SC Holdings Co. Ltd.	1,458,000	6,942
^	Fukuyama Transporting Co. Ltd.	1,220,000	6,913
	Sumitomo Mitsui Construction Co. Ltd.	4,943,700	6,880
	Fuyo General Lease Co. Ltd.	168,000	6,872
	Toho Bank Ltd.	1,625,000	6,857
	Arcs Co. Ltd.	327,300	6,848
	Onward Holdings Co. Ltd.	1,012,000	6,806
	Amano Corp.	529,100	6,806
*,^	COLOPL Inc.	331,500	6,788
*	Nippon Sheet Glass Co. Ltd.	6,665,413	6,752
	Mochida Pharmaceutical Co. Ltd.	98,200	6,712
^	J Trust Co. Ltd.	649,600	6,689

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Meitec Corp.	207,300	6,676
^	Toyota Boshoku Corp.	449,478	6,673
	Makino Milling Machine Co. Ltd.	728,000	6,649
	United Arrows Ltd.	214,800	6,610
	Miura Co. Ltd.	587,600	6,596
	Duskin Co. Ltd.	384,100	6,584
	Inaba Denki Sangyo Co. Ltd.	181,500	6,562
	FP Corp.	182,400	6,544
	Okumura Corp.	1,365,000	6,538
	Takasago Thermal Engineering Co. Ltd.	500,100	6,486
	Ain Pharmaciez Inc.	183,800	6,485
	Nippon Soda Co. Ltd.	1,037,000	6,479
	Sanken Electric Co. Ltd.	846,000	6,470
	Shinmaywa Industries Ltd.	617,000	6,414
	Hitachi Zosen Corp.	1,160,300	6,397
	Relo Holdings Inc.	77,800	6,387
	Fujitec Co. Ltd.	586,200	6,374
^	Zensho Holdings Co. Ltd.	680,800	6,372
	Nippo Corp.	381,000	6,372
	Mitsubishi Pencil Co. Ltd.	168,100	6,356
	Asatsu-DK Inc.	230,000	6,324
	Kokuyo Co. Ltd.	685,700	6,264
	Valor Co. Ltd.	293,400	6,254
	Heiwa Corp.	297,600	6,205
	Alpine Electronics Inc.	303,300	6,163
^	Welcia Holdings Co. Ltd.	139,760	6,111
	Sumitomo Bakelite Co. Ltd.	1,332,000	6,073
	Nippon Gas Co. Ltd.	243,000	6,060
	Tokyo Seimitsu Co. Ltd.	281,000	6,057
	Kintetsu World Express Inc.	130,800	6,025
*	Ulvac Inc.	352,300	5,999
	Taikisha Ltd.	222,700	5,978
	Fujitsu General Ltd.	415,000	5,977
	Hanwa Co. Ltd.	1,440,000	5,953
	HI-LEX Corp.	183,000	5,857
	Yamanashi Chuo Bank Ltd.	1,261,000	5,856
	Nippon Light Metal Holdings Co. Ltd.	3,773,600	5,846
	GMO internet Inc.	463,400	5,825
	Kadokawa Dwango Corp.	369,718	5,819
	Kanamoto Co. Ltd.	198,800	5,815
	Bank of Iwate Ltd.	128,600	5,775
	Takara Standard Co. Ltd.	707,000	5,752
	Tokyo Dome Corp.	1,344,000	5,730
	Morinaga Milk Industry Co. Ltd.	1,533,000	5,681
	DCM Holdings Co. Ltd.	679,900	5,670
	Heiwado Co. Ltd.	235,800	5,663
	IBJ Leasing Co. Ltd.	253,100	5,660
	Ryosan Co. Ltd.	237,600	5,658
^	Colowide Co. Ltd.	406,100	5,612
	Hogy Medical Co. Ltd.	116,500	5,609
	Bank of Okinawa Ltd.	132,500	5,592
	Daio Paper Corp.	526,000	5,580
	Tokuyama Corp.	2,503,000	5,569
	Nippon Television Holdings Inc.	322,400	5,559
	Yaoko Co. Ltd.	157,000	5,559
	Nippon Suisan Kaisha Ltd.	1,817,900	5,519
	Exedy Corp.	224,200	5,506
	Kureha Corp.	1,201,000	5,497
^	Wacom Co. Ltd.	1,059,300	5,492
	KYB Co. Ltd.	1,446,000	5,490
	Seiko Holdings Corp.	1,029,000	5,452
	Unipres Corp.	262,300	5,415
	TPR Co. Ltd.	205,500	5,391
	San-A Co. Ltd.	128,700	5,382

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Mitsuba Corp.	253,700	5,347
	Accordia Golf Co. Ltd.	524,900	5,339
	Saibu Gas Co. Ltd.	2,259,000	5,307
	Daiseki Co. Ltd.	297,500	5,294
	Hitachi Kokusai Electric Inc.	382,000	5,291
	Mandom Corp.	137,100	5,284
	Obara Group Inc.	89,700	5,277
*,^	Laox Co. Ltd.	1,883,000	5,274
	Sumitomo Warehouse Co. Ltd.	929,000	5,242
^	Yoshinoya Holdings Co. Ltd.	458,800	5,236
	Tokyo Steel Manufacturing Co. Ltd.	756,900	5,225
	Toshiba TEC Corp.	941,000	5,219
^	Yamagata Bank Ltd.	1,173,000	5,215
	Hokuetsu Kishu Paper Co. Ltd.	951,600	5,176
	Tokyo TY Financial Group Inc.	180,624	5,164
	Itoham Foods Inc.	955,000	5,159
	Hitachi Transport System Ltd.	319,400	5,151
	Morinaga & Co. Ltd.	1,535,000	5,146
	TSI Holdings Co. Ltd.	753,500	5,129
^	Bank of Nagoya Ltd.	1,395,000	5,128
	Keihin Corp.	309,300	5,066
	Fuji Seal International Inc.	167,900	5,037
^	EDION Corp.	689,200	5,030
	UACJ Corp.	1,738,006	5,025
^	Nissha Printing Co. Ltd.	259,432	5,024
	Topre Corp.	311,200	5,021
	Mirait Holdings Corp.	443,500	5,012
	Aida Engineering Ltd.	435,800	4,968
	Fuji Oil	341,400	4,964
	ZERIA Pharmaceutical Co. Ltd.	312,000	4,949
	Ai Holdings Corp.	271,100	4,930
	Nitto Boseki Co. Ltd.	1,291,000	4,920
^	Fuji Kyuko Co. Ltd.	521,000	4,891
	Trusco Nakayama Corp.	144,100	4,852
	Komeri Co. Ltd.	215,300	4,845
	Kandenko Co. Ltd.	762,000	4,834
	Futaba Corp.	289,300	4,819
	Asahi Diamond Industrial Co. Ltd.	391,400	4,812
	Japan Securities Finance Co. Ltd.	734,700	4,808
	Meidensha Corp.	1,447,000	4,798
	Seikagaku Corp.	281,900	4,795
	Aomori Bank Ltd.	1,452,000	4,792
	Jaccs Co. Ltd.	911,000	4,783
	TOMONY Holdings Inc.	1,007,100	4,781
	Financial Products Group Co. Ltd.	462,000	4,772
	Komori Corp.	382,800	4,767
	Okamura Corp.	609,700	4,753
	Kanematsu Corp.	2,987,000	4,693
^	COOKPAD Inc.	110,000	4,683
	Megmilk Snow Brand Co. Ltd.	389,700	4,673
	Mitsumi Electric Co. Ltd.	616,900	4,620
	Totetsu Kogyo Co. Ltd.	204,500	4,612
	Ashikaga Holdings Co. Ltd.	1,101,300	4,604
	Koei Tecmo Holdings Co. Ltd.	303,000	4,591
	Nissin Kogyo Co. Ltd.	278,100	4,584
	Nichias Corp.	758,000	4,574
	Asahi Holdings Inc.	242,900	4,571
	Nikkiso Co. Ltd.	487,900	4,564
	Nippon Densetsu Kogyo Co. Ltd.	268,100	4,502
	Noritz Corp.	261,600	4,479
	Ariake Japan Co. Ltd.	134,600	4,478
	FCC Co. Ltd.	275,800	4,475
	NEC Networks & System Integration Corp.	208,400	4,466
	Transcosmos Inc.	184,400	4,465

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Kuroda Electric Co. Ltd.	248,000	4,458
	NET One Systems Co. Ltd.	619,500	4,449
	Star Micronics Co. Ltd.	273,400	4,447
*	Orient Corp.	2,757,700	4,445
	Nichicon Corp.	481,700	4,444
	Oita Bank Ltd.	1,131,000	4,424
	Descente Ltd.	343,900	4,415
	Nippon Signal Co. Ltd.	460,800	4,413
	Sakata Seed Corp.	253,600	4,397
	Tochigi Bank Ltd.	815,000	4,378
^	Gree Inc.	677,455	4,374
	Takuma Co. Ltd.	569,000	4,371
	Kameda Seika Co. Ltd.	106,951	4,356
	Miyazaki Bank Ltd.	1,093,000	4,345
	NSD Co. Ltd.	299,020	4,336
	Tokai Carbon Co. Ltd.	1,476,000	4,326
	kabu.com Securities Co. Ltd.	591,200	4,315
	Cocokara fine Inc.	141,300	4,311
	Yamazen Corp.	484,300	4,309
^	Jin Co. Ltd.	110,800	4,263
^	Matsuya Co. Ltd.	281,000	4,235
	Taiyo Holdings Co. Ltd.	122,800	4,223
	Foster Electric Co. Ltd.	163,100	4,221
	Oiles Corp.	219,280	4,179
	Marusan Securities Co. Ltd.	418,200	4,178
	Nihon Unisys Ltd.	439,200	4,168
	Furukawa Co. Ltd.	2,398,000	4,161
	Chiyoda Co. Ltd.	194,600	4,160
	Daibiru Corp.	423,000	4,153
	Yodogawa Steel Works Ltd.	1,025,000	4,150
	Monex Group Inc.	1,524,100	4,142
^	Kusuri No Aoki Co. Ltd.	56,200	4,138
	Doutor Nichires Holdings Co. Ltd.	218,100	4,119
	Aichi Steel Corp.	856,000	4,115
	PanaHome Corp.	564,000	4,111
	Sanyo Special Steel Co. Ltd.	847,000	4,099
	Axial Retailing Inc.	140,543	4,096
	Fuji Media Holdings Inc.	292,000	4,088
	Chudenko Corp.	213,500	4,065
	Paramount Bed Holdings Co. Ltd.	149,800	4,059
	Takara Leben Co. Ltd.	665,000	4,054
^	Senko Co. Ltd.	642,000	4,054
	AOKI Holdings Inc.	291,000	4,034
	Akita Bank Ltd.	1,299,000	4,011
	Higashi-Nippon Bank Ltd.	1,132,000	4,002
	MOS Food Services Inc.	193,300	3,976
	Sanden Holdings Corp.	846,000	3,943
	Saizeriya Co. Ltd.	192,800	3,927
*	Pioneer Corp.	2,041,900	3,914
	Shinko Electric Industries Co. Ltd.	487,900	3,899
	Eagle Industry Co. Ltd.	193,000	3,898
	Aichi Bank Ltd.	74,500	3,897
	Okinawa Electric Power Co. Inc.	102,200	3,883
^	Kyoritsu Maintenance Co. Ltd.	80,280	3,878
	Nitta Corp.	141,500	3,878
	Shima Seiki Manufacturing Ltd.	223,700	3,862
	NS Solutions Corp.	115,000	3,858
	Chugoku Marine Paints Ltd.	445,000	3,856
	TOC Co. Ltd.	502,400	3,839
^	Royal Holdings Co. Ltd.	207,800	3,833
	Hitachi Maxell Ltd.	237,700	3,826
	Avex Group Holdings Inc.	247,300	3,817
	Toei Co. Ltd.	517,000	3,810
	Joyful Honda Co. Ltd.	97,066	3,801

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Fuji Co. Ltd.	212,000	3,793
	Toho Zinc Co. Ltd.	985,000	3,792
^	ASKUL Corp.	161,500	3,781
	Japan Wool Textile Co. Ltd.	503,000	3,781
	Iino Kaiun Kaisha Ltd.	718,600	3,780
	Showa Corp.	357,300	3,775
	Daihen Corp.	771,000	3,764
	Sato Holdings Corp.	162,900	3,762
	Tokyu Construction Co. Ltd.	639,890	3,749
	Aeon Delight Co. Ltd.	141,300	3,742
	Nippon Flour Mills Co. Ltd.	758,000	3,740
	Kyudenko Corp.	281,000	3,736
	Showa Sangyo Co. Ltd.	911,000	3,719
	Fukui Bank Ltd.	1,652,000	3,716
	Toshiba Plant Systems & Services Corp.	267,000	3,712
	Minato Bank Ltd.	1,506,000	3,706
	Mani Inc.	55,100	3,688
	Gurunavi Inc.	199,000	3,683
	Nihon Nohyaku Co. Ltd.	350,100	3,676
	Eighteenth Bank Ltd.	1,119,000	3,663
	Bank of the Ryukyus Ltd.	249,700	3,643
	Tokyo Broadcasting System Holdings Inc.	277,300	3,635
	Nitto Kogyo Corp.	200,500	3,630
	Sankyo Tateyama Inc.	194,100	3,628
	Starts Corp. Inc.	229,085	3,605
	Mizuno Corp.	692,000	3,601
	Toppan Forms Co. Ltd.	300,000	3,596
	Bunka Shutter Co. Ltd.	395,600	3,594
	Enplas Corp.	89,200	3,590
	Inabata & Co. Ltd.	341,200	3,589
	Heiwa Real Estate Co. Ltd.	263,400	3,575
	Sanki Engineering Co. Ltd.	446,400	3,565
	Earth Chemical Co. Ltd.	96,900	3,563
	Fujimori Kogyo Co. Ltd.	113,000	3,555
	CKD Corp.	386,800	3,545
	Nippon Steel & Sumikin Bussan Corp.	1,032,480	3,517
^	Maruha Nichiro Corp.	252,900	3,511
	Toshiba Machine Co. Ltd.	789,000	3,504
	Jowa Holdings Co. Ltd.	86,400	3,503
	St. Marc Holdings Co. Ltd.	104,100	3,501
	Fancl Corp.	268,500	3,491
	Nishimatsuya Chain Co. Ltd.	375,300	3,488
	Fuji Soft Inc.	171,500	3,487
*	Nippon Chemi-Con Corp.	1,154,000	3,480
	Kato Sangyo Co. Ltd.	163,900	3,469
	Namura Shipbuilding Co. Ltd.	378,708	3,465
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	640,000	3,459
	Ihara Chemical Industry Co. Ltd.	264,100	3,445
	Plenus Co. Ltd.	176,300	3,443
	Riso Kagaku Corp.	207,400	3,433
	Eizo Corp.	154,700	3,432
	Nagaileben Co. Ltd.	189,200	3,411
^	Iseki & Co. Ltd.	1,649,000	3,410
	Sanyo Chemical Industries Ltd.	437,000	3,405
	Sodick Co. Ltd.	327,600	3,405
	Kitz Corp.	670,700	3,401
	Towa Pharmaceutical Co. Ltd.	64,300	3,400
	Chofu Seisakusho Co. Ltd.	142,200	3,399
^	Internet Initiative Japan Inc.	199,700	3,377
	Daikyo Inc.	2,242,000	3,373
	DTS Corp.	165,100	3,360
*,^	Pacific Metals Co. Ltd.	1,101,000	3,349
	Nomura Co. Ltd.	312,900	3,346
	Paltac Corp.	233,100	3,340

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Gunze Ltd.	1,237,000	3,326
	Ryobi Ltd.	1,017,000	3,321
	Yondoshi Holdings Inc.	150,100	3,298
	Musashi Seimitsu Industry Co. Ltd.	155,700	3,296
	Max Co. Ltd.	291,000	3,287
	TOKAI Holdings Corp.	772,300	3,277
	Nishio Rent All Co. Ltd.	114,800	3,268
	Moshi Moshi Hotline Inc.	302,500	3,268
	Juki Corp.	1,104,000	3,265
	Xebio Co. Ltd.	184,600	3,258
^	Shibuya Kogyo Co. Ltd.	157,400	3,235
	Adastria Holdings Co. Ltd.	106,380	3,227
^	Modec Inc.	194,600	3,224
	Hokuetsu Bank Ltd.	1,603,000	3,220
	As One Corp.	100,000	3,210
^	Takata Corp.	259,300	3,206
	Nisshin Oillio Group Ltd.	868,000	3,192
^	Tekken Corp.	947,000	3,176
	Wakita & Co. Ltd.	317,800	3,169
^	Dr Ci:Labo Co. Ltd.	84,000	3,160
^	Gulliver International Co. Ltd.	402,800	3,151
	TKC Corp.	131,800	3,148
	Topy Industries Ltd.	1,311,000	3,142
	Takasago International Corp.	679,000	3,135
*	United Super Markets Holdings Inc.	361,760	3,133
	Siix Corp.	117,900	3,132
	Tachi-S Co. Ltd.	202,600	3,117
	Seiren Co. Ltd.	357,300	3,115
	Sintokogio Ltd.	370,500	3,103
	Itochu Enex Co. Ltd.	341,800	3,087
	Milbon Co. Ltd.	97,092	3,080
	Sakata INX Corp.	323,600	3,072
	Shikoku Bank Ltd.	1,435,000	3,065
	Toyo Engineering Corp.	1,085,000	3,035
	Nichii Gakkan Co.	325,600	3,023
	Sumitomo Real Estate Sales Co. Ltd.	111,160	3,021
^	Kura Corp.	77,800	3,000
	Raito Kogyo Co. Ltd.	378,400	2,984
	Okabe Co. Ltd.	343,200	2,984
^	Tomy Co. Ltd.	490,300	2,980
	Ricoh Leasing Co. Ltd.	102,700	2,977
	Fujimi Inc.	175,400	2,966
	Marudai Food Co. Ltd.	823,000	2,962
	Hitachi Koki Co. Ltd.	360,000	2,961
	Press Kogyo Co. Ltd.	667,800	2,960
	JVC Kenwood Corp.	968,700	2,942
	Sanyo Denki Co. Ltd.	351,000	2,940
	GMO Payment Gateway Inc.	114,400	2,939
*	Macnica Fuji Electronics Holdings Inc.	236,551	2,914
	Nippon Thompson Co. Ltd.	511,000	2,911
	Piolax Inc.	65,700	2,911
	Tamron Co. Ltd.	122,800	2,901
	Sekisui Jushi Corp.	218,100	2,899
	YAMABIKO Corp.	66,800	2,894
^	Marvelous Inc.	217,000	2,888
	Yorozu Corp.	140,900	2,878
	Jeol Ltd.	561,000	2,840
	Hokuto Corp.	158,000	2,838
	Wowow Inc.	85,700	2,833
	Prima Meat Packers Ltd.	992,000	2,825
	Kyoei Steel Ltd.	172,400	2,824
	Hosiden Corp.	482,700	2,824
^	Tsugami Corp.	483,000	2,823
	Ichiyoshi Securities Co. Ltd.	262,700	2,820

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	TV Asahi Holdings Corp.	152,700	2,818
	Token Corp.	55,650	2,817
	Kurabo Industries Ltd.	1,603,000	2,809
	Daido Metal Co. Ltd.	258,800	2,809
	Kumiai Chemical Industry Co. Ltd.	318,000	2,808
^	Tokyotokeiba Co. Ltd.	1,141,000	2,788
^	OSAKA Titanium Technologies Co. Ltd.	129,500	2,786
	San-Ai Oil Co. Ltd.	419,000	2,783
	Mitsuboshi Belting Co. Ltd.	347,000	2,782
	Shizuoka Gas Co. Ltd.	426,100	2,764
	Bank of Saga Ltd.	1,046,000	2,762
	Mitsui-Soko Holdings Co. Ltd.	787,000	2,758
	Yokogawa Bridge Holdings Corp.	242,800	2,750
	Shindengen Electric Manufacturing Co. Ltd.	537,000	2,750
	Geo Holdings Corp.	251,900	2,736
^	Ichibanya Co. Ltd.	60,900	2,736
	Ohsho Food Service Corp.	76,700	2,725
	Takamatsu Construction Group Co. Ltd.	117,400	2,723
	Pal Co. Ltd.	84,400	2,713
	Tokai Corp.	80,700	2,699
	Ringer Hut Co. Ltd.	137,900	2,698
	Dydo Drinco Inc.	64,800	2,681
^	Kisoji Co. Ltd.	161,300	2,676
	Morita Holdings Corp.	286,000	2,672
	Doshisha Co. Ltd.	176,700	2,651
	Broadleaf Co. Ltd.	169,900	2,649
	Fujicco Co. Ltd.	156,000	2,634
*	Ishihara Sangyo Kaisha Ltd.	2,649,000	2,629
	Tsukishima Kikai Co. Ltd.	260,700	2,616
	Canon Electronics Inc.	130,100	2,610
	Noevir Holdings Co. Ltd.	122,100	2,608
	Shikoku Chemicals Corp.	296,000	2,598
	Riken Corp.	668,000	2,598
	Yuasa Trading Co. Ltd.	117,800	2,594
^	JCR Pharmaceuticals Co. Ltd.	106,500	2,585
*,^	KLab Inc.	215,600	2,579
	CREATE SD HOLDINGS Co. Ltd.	58,900	2,565
	Nippon Road Co. Ltd.	473,000	2,552
	Hiday Hidaka Corp.	104,880	2,550
	Kato Works Co. Ltd.	397,000	2,543
	Toa Corp. (Tokyo Shares 1885)	1,447,000	2,533
	Round One Corp.	476,900	2,527
	Daiwabo Holdings Co. Ltd.	1,511,000	2,519
	BML Inc.	82,700	2,518
	Kyokuto Securities Co. Ltd.	167,000	2,496
	Kyokuto Kaihatsu Kogyo Co. Ltd.	222,500	2,475
	Sumitomo Seika Chemicals Co. Ltd.	328,000	2,464
	Pacific Industrial Co. Ltd.	296,500	2,452
	Bando Chemical Industries Ltd.	614,000	2,449
	T-Gaia Corp.	180,600	2,447
	Koa Corp.	238,500	2,443
^	Atom Corp.	372,000	2,443
	Goldcrest Co. Ltd.	124,220	2,441
	Joshin Denki Co. Ltd.	300,000	2,407
	Belc Co. Ltd.	82,300	2,400
	Yellow Hat Ltd.	108,300	2,393
	Noritake Co. Ltd.	1,012,000	2,390
	Trancom Co. Ltd.	50,500	2,384
	Nippon Carbon Co. Ltd.	766,000	2,371
	Arcland Sakamoto Co. Ltd.	98,100	2,366
	C Uyemura & Co. Ltd.	47,700	2,364
	J-Oil Mills Inc.	698,000	2,360
	Torii Pharmaceutical Co. Ltd.	89,200	2,360
	Tamura Corp.	550,000	2,339

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	PGM Holdings K K	219,400	2,334
^	Daiho Corp.	461,000	2,306
	Jimoto Holdings Inc.	1,211,500	2,303
	Ehime Bank Ltd.	1,088,000	2,303
	OBIC Business Consultants Ltd.	61,100	2,302
	Eiken Chemical Co. Ltd.	116,100	2,300
	Goldwin Inc.	323,000	2,280
	Daikyonishikawa Corp.	76,400	2,279
	Teikoku Sen-I Co. Ltd.	159,400	2,276
	Sac's Bar Holdings Inc.	127,200	2,272
	Union Tool Co.	75,100	2,267
	Fujita Kanko Inc.	572,000	2,264
	Mitani Corp.	104,969	2,263
	Daiso Co. Ltd.	647,000	2,263
	Sanyo Electric Railway Co. Ltd.	575,093	2,254
	Konoike Transport Co. Ltd.	210,400	2,250
	SMS Co. Ltd.	182,200	2,241
	Toridoll.corp	159,100	2,236
	Aisan Industry Co. Ltd.	236,900	2,230
	T Hasegawa Co. Ltd.	151,700	2,223
	Mitsubishi Shokuhin Co. Ltd.	104,500	2,208
	Sumitomo Riko Co. Ltd.	253,900	2,196
*,^	Nippon Yakin Kogyo Co. Ltd.	1,098,300	2,193
	Sanyo Shokai Ltd.	839,000	2,192
	Hibiya Engineering Ltd.	165,000	2,189
^	Clarion Co. Ltd.	788,000	2,188
	Nichiha Corp.	196,900	2,184
	Tv Tokyo Holdings Corp.	117,600	2,182
^	F@N Communications Inc.	261,600	2,176
*	Unitika Ltd.	4,322,000	2,172
	Chiyoda Integre Co. Ltd.	87,100	2,163
	Mitsui Sugar Co. Ltd.	594,000	2,141
	Kohnan Shoji Co. Ltd.	191,900	2,140
	Sakai Chemical Industry Co. Ltd.	648,000	2,139
	Ikyu Corp.	109,500	2,137
	Yokohama Reito Co. Ltd.	300,700	2,129
	Japan Pulp & Paper Co. Ltd.	775,000	2,126
	Futaba Industrial Co. Ltd.	422,600	2,124
	Katakura Industries Co. Ltd.	195,100	2,105
	Meisei Industrial Co. Ltd.	383,700	2,097
	Zenrin Co. Ltd.	170,600	2,093
^	Akebono Brake Industry Co. Ltd.	593,900	2,079
	Nippon Synthetic Chemical Industry Co. Ltd.	295,000	2,065
	Jamco Corp.	72,200	2,062
	Warabeya Nichiyo Co. Ltd.	91,700	2,053
	Roland DG Corp.	76,600	2,050
	Nissin Electric Co. Ltd.	313,000	2,050
^	Toyo Tanso Co. Ltd.	108,300	2,039
	Okamoto Industries Inc.	519,000	2,030
	Aderans Co. Ltd.	215,100	2,029
	Kinugawa Rubber Industrial Co. Ltd.	438,000	2,014
	EPS Holdings Inc.	172,800	2,012
	Optex Co. Ltd.	93,300	1,998
	UKC Holdings Corp.	112,600	1,996
	Daisan Bank Ltd.	1,204,000	1,985
*	Create Restaurants Holdings Inc.	104,810	1,985
	Denki Kogyo Co. Ltd.	425,000	1,983
	Taihei Dengyo Kaisha Ltd.	235,000	1,982
	Cosel Co. Ltd.	167,900	1,982
	Kansai Urban Banking Corp.	181,100	1,980
	Shinko Plantech Co. Ltd.	261,700	1,980
	Tsurumi Manufacturing Co. Ltd.	131,800	1,978
	Nippon Denko Co. Ltd.	806,000	1,975
*,^	Kobe Bussan Co. Ltd.	46,300	1,970

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tosei Corp.	271,800	1,964
	Ines Corp.	205,800	1,952
	Nippon Koei Co. Ltd.	464,000	1,951
	Oyo Corp.	148,200	1,948
^	Kanto Denka Kogyo Co. Ltd.	312,000	1,945
*,^	Dip Corp.	30,900	1,944
	Mitsubishi Steel Manufacturing Co. Ltd.	848,000	1,921
*,^	Toho Titanium Co. Ltd.	224,200	1,911
	Nohmi Bosai Ltd.	152,100	1,911
	Tsukuba Bank Ltd.	558,300	1,910
^	Tabuchi Electric Co. Ltd.	175,900	1,903
	Fujibo Holdings Inc.	763,000	1,902
^	Toyo Construction Co. Ltd.	489,500	1,895
	Neturen Co. Ltd.	253,200	1,885
	Itoki Corp.	318,000	1,884
^	FIDEA Holdings Co. Ltd.	944,200	1,879
	Pack Corp.	85,600	1,867
	Alpen Co. Ltd.	112,600	1,840
	Next Co. Ltd.	188,900	1,840
	Japan Digital Laboratory Co. Ltd.	120,200	1,831
	Tocalo Co. Ltd.	92,700	1,820
	Fudo Tetra Corp.	960,200	1,815
	Key Coffee Inc.	119,100	1,800
	Nittetsu Mining Co. Ltd.	452,000	1,795
	Mito Securities Co. Ltd.	476,700	1,789
	Towa Bank Ltd.	2,058,000	1,787
^	Keiyo Co. Ltd.	381,900	1,782
	Tonami Holdings Co. Ltd.	492,000	1,779
	Nitto Kohki Co. Ltd.	87,700	1,775
	Nippon Parking Development Co. Ltd.	1,170,400	1,767
	Benefit One Inc.	121,300	1,764
	Megachips Corp.	149,600	1,764
	Melco Holdings Inc.	85,400	1,762
	Nissin Corp.	654,000	1,752
	Toyo Corp.	186,300	1,748
	Denyo Co. Ltd.	115,300	1,743
	SMK Corp.	420,000	1,740
	Belluna Co. Ltd.	359,300	1,735
	Chiba Kogyo Bank Ltd.	251,000	1,734
	Hamakyorex Co. Ltd.	46,500	1,733
	JSP Corp.	91,300	1,730
	Aiphone Co. Ltd.	103,600	1,724
^	Michinoku Bank Ltd.	965,000	1,723
	Konishi Co. Ltd.	97,700	1,713
	Sogo Medical Co. Ltd.	62,600	1,713
	Icom Inc.	69,700	1,704
	Senshukai Co. Ltd.	236,100	1,703
	Maruzen Showa Unyu Co. Ltd.	493,000	1,695
	Idec Corp.	187,300	1,695
	Pressance Corp.	52,800	1,692
*	Mitsubishi Paper Mills Ltd.	2,200,000	1,688
^	Japan Cash Machine Co. Ltd.	114,900	1,683
^	Kappa Create Holdings Co. Ltd.	181,500	1,683
	Toa Corp. (Tokyo Shares 6809)	160,400	1,671
*,^	Kintetsu Department Store Co. Ltd.	610,000	1,671
	Mie Bank Ltd.	721,000	1,664
	Vital KSK Holdings Inc.	225,100	1,662
	Tenma Corp.	102,600	1,660
	Sagami Chain Co. Ltd.	165,256	1,658
	Toyo Kohan Co. Ltd.	349,100	1,658
	Ryoyo Electro Corp.	142,700	1,656
	Meiko Network Japan Co. Ltd.	133,600	1,652
^	S Foods Inc.	92,500	1,648
	Kurimoto Ltd.	857,000	1,646

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hisaka Works Ltd.	179,100	1,643
	Daikokutenbussan Co. Ltd.	39,100	1,641
	Keihanshin Building Co. Ltd.	275,000	1,624
	Tokushu Tokai Paper Co. Ltd.	710,000	1,621
	Misawa Homes Co. Ltd.	183,000	1,617
	Osaka Steel Co. Ltd.	87,500	1,615
	Daiichi Jitsugyo Co. Ltd.	306,000	1,614
	Nichiden Corp.	70,700	1,600
	Sanshin Electronics Co. Ltd.	194,300	1,600
	Tokyo Energy & Systems Inc.	168,000	1,596
	Kyodo Printing Co. Ltd.	513,000	1,593
	Elecom Co. Ltd.	69,900	1,574
^	Mitsubishi Kakoki Kaisha Ltd.	441,000	1,566
	ASKA Pharmaceutical Co. Ltd.	156,800	1,564
^	NS United Kaiun Kaisha Ltd.	650,000	1,559
^	Nippon Ceramic Co. Ltd.	109,400	1,559
	Sekisui Plastics Co. Ltd.	378,000	1,550
	Starzen Co. Ltd.	474,000	1,547
	Fukuda Corp.	239,000	1,540
	Ryoden Trading Co. Ltd.	214,000	1,538
	Yushin Precision Equipment Co. Ltd.	71,200	1,538
	Sun Frontier Fudousan Co. Ltd.	160,900	1,533
	Kasai Kogyo Co. Ltd.	177,700	1,519
	Toyo Securities Co. Ltd.	479,000	1,517
	Open House Co. Ltd.	59,500	1,513
	Kaga Electronics Co. Ltd.	124,900	1,509
	Yusen Logistics Co. Ltd.	122,700	1,501
	Kyokuyo Co. Ltd.	650,000	1,500
*,^	Janome Sewing Machine Co. Ltd.	1,259,000	1,496
	Nagatanien Co. Ltd.	161,000	1,496
*	Justsystems Corp.	236,900	1,495
	Sinfonia Technology Co. Ltd.	876,000	1,491
	Achilles Corp.	1,141,000	1,491
	Okuwa Co. Ltd.	180,000	1,481
^	OSJB Holdings Corp.	709,200	1,467
	ESPEC Corp.	135,000	1,464
	Ateam Inc.	68,600	1,459
	Shimizu Bank Ltd.	54,900	1,458
	Kita-Nippon Bank Ltd.	53,100	1,456
	Toyo Kanetsu KK	769,000	1,452
	Chukyo Bank Ltd.	768,000	1,451
*	Nakayama Steel Works Ltd.	1,844,000	1,446
	Cawachi Ltd.	90,000	1,445
	Elematec Corp.	56,800	1,435
	Nippon Steel & Sumikin Texeng Co. Ltd.	265,000	1,430
	Shinko Shoji Co. Ltd.	139,900	1,430
	Showa Aircraft Industry Co. Ltd.	140,000	1,424
	Fukushima Industries Corp.	84,000	1,411
	Sumitomo Densetsu Co. Ltd.	116,900	1,411
	Nippon Kanzai Co. Ltd.	58,700	1,409
	Weathernews Inc.	47,961	1,409
^	Japan Drilling Co. Ltd.	41,700	1,401
	Yurtec Corp.	219,000	1,400
	Nippon Valqua Industries Ltd.	539,000	1,399
	Studio Alice Co. Ltd.	75,600	1,393
	Hioki EE Corp.	70,500	1,392
	Yahagi Construction Co. Ltd.	213,600	1,387
^	Nippon Sharyo Ltd.	481,000	1,387
	Maeda Kosen Co. Ltd.	147,900	1,387
	Mitsui High-Tec Inc.	184,300	1,387
^	Osaki Electric Co. Ltd.	199,000	1,375
*	Tokyo Rope Manufacturing Co. Ltd.	852,000	1,372
	Tsutsumi Jewelry Co. Ltd.	56,600	1,345
	Artnature Inc.	144,000	1,339

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Takiron Co. Ltd.	288,000	1,338
^	Rock Field Co. Ltd.	65,000	1,338
^	WATAMI Co. Ltd.	135,600	1,332
	Matsuda Sangyo Co. Ltd.	103,500	1,329
	CONEXIO Corp.	134,000	1,322
^	AOI Electronics Co. Ltd.	31,530	1,321
	Furuno Electric Co. Ltd.	161,900	1,314
	CHIMNEY Co. Ltd.	52,580	1,313
	Daiwa Industries Ltd.	189,600	1,303
^	Kobelco Eco-Solutions Co. Ltd.	228,000	1,303
	Fuso Pharmaceutical Industries Ltd.	499,000	1,299
	Shin-Etsu Polymer Co. Ltd.	265,700	1,298
	Chuetsu Pulp & Paper Co. Ltd.	620,000	1,292
	Tokyo Tekko Co. Ltd.	311,000	1,286
	Happinet Corp.	111,200	1,282
	Japan Radio Co. Ltd.	339,000	1,276
	Itochu-Shokuhin Co. Ltd.	36,000	1,268
	Funai Electric Co. Ltd.	106,700	1,261
^	U-Shin Ltd.	191,000	1,258
	Maruwa Co. Ltd.	55,443	1,256
	Nippon Beet Sugar Manufacturing Co. Ltd.	754,000	1,248
	Mimasu Semiconductor Industry Co. Ltd.	108,700	1,246
^	Tsukui Corp.	164,200	1,241
	Fuji Oil Co. Ltd.	354,300	1,241
	Yonekyu Corp.	81,500	1,240
*	Fujiya Co. Ltd.	758,000	1,238
	Kamei Corp.	168,500	1,235
	Mitani Sekisan Co. Ltd.	80,500	1,231
	Tosho Co. Ltd.	54,100	1,231
	Kanematsu Electronics Ltd.	80,500	1,228
	Arakawa Chemical Industries Ltd.	110,600	1,223
	Taiho Kogyo Co. Ltd.	94,000	1,213
	Ministop Co. Ltd.	81,700	1,211
^	Torishima Pump Manufacturing Co. Ltd.	163,400	1,210
	Sanoh Industrial Co. Ltd.	163,600	1,200
	Riken Technos Corp.	327,600	1,195
	Koatsu Gas Kogyo Co. Ltd.	229,000	1,192
	Chori Co. Ltd.	75,200	1,191
	K&O Energy Group Inc.	95,000	1,191
^	Godo Steel Ltd.	731,000	1,184
	Mars Engineering Corp.	66,800	1,183
*	SWCC Showa Holdings Co. Ltd.	1,478,000	1,172
	Kitagawa Iron Works Co. Ltd.	555,000	1,170
	Mitsubishi Nichiyu Forklift Co. Ltd.	206,600	1,168
	France Bed Holdings Co. Ltd.	780,000	1,167
	Toho Co. Ltd. (Tokyo Shares 8142)	298,000	1,166
	Hakuto Co. Ltd.	95,700	1,163
	Shibusawa Warehouse Co. Ltd.	391,000	1,162
	Toenec Corp.	234,000	1,160
	Sinanen Co. Ltd.	289,000	1,142
	Arata Corp.	420,000	1,142
	Dai Nippon Toryo Co. Ltd.	878,000	1,141
^	Teikoku Electric Manufacturing Co. Ltd.	120,200	1,127
	Daiken Corp.	495,000	1,125
*	Giken Ltd.	68,200	1,125
^	JP-Holdings Inc.	391,300	1,121
	Gecoss Corp.	91,200	1,118
	Kanaden Corp.	154,700	1,113
	Hosokawa Micron Corp.	213,000	1,109
	Iwasaki Electric Co. Ltd.	480,000	1,108
^	Toda Kogyo Corp.	315,000	1,107
^	Hokkaido Gas Co. Ltd.	467,000	1,102
^	Nihon Trim Co. Ltd.	35,800	1,101
	Organo Corp.	246,000	1,098

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Yomiuri Land Co. Ltd.	285,000	1,097
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	308,000	1,095
	Tatsuta Electric Wire and Cable Co. Ltd.	248,800	1,088
	Seika Corp.	390,000	1,084
	Cleanup Corp.	135,700	1,080
	Asunaro Aoki Construction Co. Ltd.	144,000	1,071
*	KNT-CT Holdings Co. Ltd.	756,000	1,067
	Japan Transcity Corp.	328,000	1,062
	Yushiro Chemical Industry Co. Ltd.	82,100	1,059
	Matsuya Foods Co. Ltd.	53,200	1,059
	Mitsui Matsushima Co. Ltd.	965,571	1,048
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,045
	Sankyo Seiko Co. Ltd.	239,300	1,037
	Parco Co. Ltd.	109,300	1,036
	Uchida Yoko Co. Ltd.	300,000	1,020
	Atsugi Co. Ltd.	975,000	1,008
	Maezawa Kyuso Industries Co. Ltd.	79,200	1,004
	Nihon Dempa Kogyo Co. Ltd.	121,200	1,002
	Nissei ASB Machine Co. Ltd.	52,100	1,000
	Kitano Construction Corp.	328,000	984
	Mitsubishi Research Institute Inc.	42,600	975
	Komatsu Seiren Co. Ltd.	214,800	971
	Chugai Ro Co. Ltd.	423,000	969
	NDS Co. Ltd.	384,000	965
	Onoken Co. Ltd.	107,800	965
^	Dai-ichi Seiko Co. Ltd.	50,500	963
	Shinwa Co. Ltd.	57,900	963
	GCA Savvian Corp.	90,100	962
	Aichi Corp.	172,800	954
	Shiroki Corp.	287,000	950
	Kyosan Electric Manufacturing Co. Ltd.	298,000	942
	Takaoka Toko Co. Ltd.	72,100	939
^	Kourakuen Corp.	72,039	927
	Asahi Organic Chemicals Industry Co. Ltd.	408,000	922
^	CMIC Holdings Co. Ltd.	61,700	916
	Honeys Co. Ltd.	100,920	911
	Gun-Ei Chemical Industry Co. Ltd.	322,000	911
^	Zuiko Corp.	27,500	908
^	Srg Takamiya Co. Ltd.	130,700	890
	T RAD Co. Ltd.	412,000	888
	Zuken Inc.	98,500	881
	Panasonic Information Systems Co. Ltd.	24,400	873
	Advan Co. Ltd.	63,900	861
	Nippon Chemiphar Co. Ltd.	173,000	861
	Rhythm Watch Co. Ltd.	619,000	861
	Information Services International-Dentsu Ltd.	83,000	857
	KFC Holdings Japan Ltd.	45,000	848
*,^	Shin Nippon Biomedical Laboratories Ltd.	129,900	848
^	Asahi Co. Ltd.	95,400	843
	Dunlop Sports Co. Ltd.	81,171	842
	Tomoku Co. Ltd.	356,000	837
*,^	FDK Corp.	650,000	830
	Nice Holdings Inc.	514,000	830
	Fujitsu Frontech Ltd.	66,900	829
	Nihon Yamamura Glass Co. Ltd.	553,000	814
	Japan Vilene Co. Ltd.	162,000	814
^	Ichikoh Industries Ltd.	357,000	814
	Maezawa Kasei Industries Co. Ltd.	79,800	811
	Sumitomo Precision Products Co. Ltd.	204,000	808
	CMK Corp.	320,900	802
	Tosho Printing Co. Ltd.	252,000	799
	NEC Capital Solutions Ltd.	51,100	794
	Okura Industrial Co. Ltd.	256,000	789
	Toli Corp.	325,000	785

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Noritsu Koki Co. Ltd.	137,500	784
	Corona Corp. Class A	80,100	776
	Hokkan Holdings Ltd.	326,000	760
	Airport Facilities Co. Ltd.	132,700	752
^	Gakken Holdings Co. Ltd.	353,000	746
	Japan Pure Chemical Co. Ltd.	36,300	745
	Taisei Lamick Co. Ltd.	31,700	736
	Mory Industries Inc.	211,000	732
*,^	Aplus Financial Co. Ltd.	675,800	729
	Daisyo Corp.	58,000	729
	CAC Holdings Corp.	80,500	728
^	Toko Inc.	243,000	721
	Future Architect Inc.	118,900	718
^	ValueCommerce Co. Ltd.	145,100	715
	Endo Lighting Corp.	60,300	712
	Uniden Corp.	389,000	712
	Axell Corp.	55,400	706
	Pasona Group Inc.	109,100	699
	Fujikura Kasei Co. Ltd.	146,600	683
	Tokyo Rakutenchi Co. Ltd.	161,000	666
	Pronexus Inc.	100,200	665
	Krosaki Harima Corp.	311,000	662
	Chuo Spring Co. Ltd.	240,000	658
	Right On Co. Ltd.	83,900	651
	Oenon Holdings Inc.	345,000	646
	Daidoh Ltd.	149,000	638
	Takihyo Co. Ltd.	161,000	637
	ST Corp.	72,700	637
*,^	Kinki Sharyo Co. Ltd.	202,000	632
	Daikoku Denki Co. Ltd.	41,600	631
^	Aeon Fantasy Co. Ltd.	39,200	625
	Panasonic Industrial Devices SUNX Co. Ltd.	87,600	622
	Inaba Seisakusho Co. Ltd.	52,000	619
	Alpha Systems Inc.	41,400	612
	Hodogaya Chemical Co. Ltd.	366,000	612
	Paris Miki Holdings Inc.	146,700	588
	Mitsui Home Co. Ltd.	132,000	574
	Shimojima Co. Ltd.	64,300	570
	Stella Chemifa Corp.	50,800	567
*,^	Sanix Inc.	177,000	559
	NIFTY Corp.	43,400	553
^	Best Denki Co. Ltd.	413,600	511
^	Shoko Co. Ltd.	373,000	478
^	Toa Oil Co. Ltd.	377,000	475
	Tokyo Electron Device Ltd.	35,500	472
*,^	Yamada SxL Home Co. Ltd.	518,000	407
*,^	Nissen Holdings Co. Ltd.	178,800	400
	Cybozu Inc.	139,000	392
^	Pocket Card Co. Ltd.	90,300	375
	Kojima Co. Ltd.	133,100	362
	Olympic Group Corp.	53,700	361
*,^	Livesense Inc.	63,200	320
	Ohara Inc.	49,500	253
	Nippon Kasei Chemical Co. Ltd.	172,000	228
			26,797,242
Malaysia (0.8%)
	Public Bank Bhd. (Local)	22,942,414	125,425
	Tenaga Nasional Bhd.	26,048,100	104,837
	Malayan Banking Bhd.	35,028,290	90,517
	CIMB Group Holdings Bhd.	38,871,800	64,305
	Axiata Group Bhd.	31,799,500	60,091
	Sime Darby Bhd.	23,063,200	58,600
	DiGi.Com Bhd.	27,594,600	46,520
	Genting Bhd.	16,368,600	40,181

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Maxis Bhd.	19,313,250	37,558
	Petronas Gas Bhd.	5,860,000	37,362
	Petronas Chemicals Group Bhd.	21,216,527	34,886
	IOI Corp. Bhd.	27,476,186	33,453
	IHH Healthcare Bhd.	20,127,977	33,412
	MISC Bhd.	10,870,230	27,815
	Genting Malaysia Bhd.	21,829,500	26,312
	Kuala Lumpur Kepong Bhd.	3,963,586	24,658
	IJM Corp. Bhd.	11,537,160	23,757
	AMMB Holdings Bhd.	12,854,700	23,347
	Gamuda Bhd.	14,600,500	21,429
	SapuraKencana Petroleum Bhd.	28,153,122	20,964
	British American Tobacco Malaysia Bhd.	1,049,500	19,701
	PPB Group Bhd.	4,399,600	18,926
	YTL Corp. Bhd.	39,288,886	18,410
	Telekom Malaysia Bhd.	7,933,900	16,474
	Hong Leong Bank Bhd.	4,156,960	16,408
	UMW Holdings Bhd.	4,923,100	14,693
	Petronas Dagangan Bhd.	2,208,000	13,272
	Dialog Group Bhd.	29,063,544	13,184
	Malaysia Airports Holdings Bhd.	6,502,300	11,759
	RHB Capital Bhd.	5,172,400	11,452
	Alliance Financial Group Bhd.	8,127,000	10,787
2	Astro Malaysia Holdings Bhd.	11,414,200	10,050
	YTL Power International Bhd.	20,803,980	9,334
	IOI Properties Group Bhd.	14,481,865	8,679
	Bumi Armada Bhd.	25,290,787	8,428
	Lafarge Malaysia Bhd.	3,108,000	8,414
	Felda Global Ventures Holdings Bhd.	13,510,124	7,838
	Genting Plantations Bhd.	2,526,200	7,014
	Hong Leong Financial Group Bhd.	1,545,100	7,007
	KLCCP Stapled Group	3,319,200	6,574
	Bursa Malaysia Bhd.	2,560,700	6,276
	SP Setia Bhd Group	6,247,400	5,973
	Westports Holdings Bhd.	4,713,500	5,948
	AirAsia Bhd.	9,277,000	5,906
	Hartalega Holdings Bhd.	2,574,100	5,889
	Berjaya Sports Toto Bhd.	6,297,574	5,761
	HAP Seng Consolidated Bhd.	4,276,400	5,542
	Cahya Mata Sarawak Bhd.	3,794,200	5,398
	Mah Sing Group Bhd.	9,016,566	5,330
	KPJ Healthcare Bhd.	4,124,790	4,929
	MMC Corp. Bhd.	6,327,900	4,778
	Top Glove Corp. Bhd.	2,967,100	4,670
	Sunway Bhd.	4,328,257	4,598
	BIMB Holdings Bhd.	3,759,060	4,220
	Kossan Rubber Industries	2,447,400	4,122
	QL Resources Bhd.	3,671,364	4,114
	UEM Sunrise Bhd.	11,001,203	3,971
	Berjaya Auto Bhd.	3,420,600	3,876
	TIME dotCom Bhd.	2,235,640	3,824
	Pos Malaysia Bhd.	2,678,400	3,818
	Media Prima Bhd.	8,063,100	3,793
	Malaysia Building Society Bhd.	6,208,900	3,625
	TSH Resources Bhd.	5,587,950	3,540
	WCT Holdings Bhd.	6,723,518	3,441
	Eastern & Oriental Bhd.	6,126,810	3,350
	DRB-Hicom Bhd.	6,350,000	3,346
	CapitaMalls Malaysia Trust	7,587,500	3,177
*	Inari Amertron Bhd.	3,478,200	3,090
	Kulim Malaysia Bhd.	4,138,900	3,022
	Pavilion REIT	6,514,200	2,847
	OSK Holdings Bhd.	4,577,490	2,694
*	Parkson Holdings Bhd.	4,392,000	2,645

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Malaysian Resources Corp. Bhd.	6,858,100	2,533
	Berjaya Corp. Bhd.	20,670,300	2,517
*	Yinson Holdings Bhd.	3,013,200	2,456
	Unisem M Bhd.	3,500,900	2,344
	UMW Oil & Gas Corp. Bhd.	3,575,800	2,196
	IGB Corp. Bhd.	2,722,300	2,184
	Dayang Enterprise Holdings Bhd.	2,948,300	2,174
*	KNM Group Bhd.	11,886,325	2,126
	UOA Development Bhd.	3,268,100	2,076
	Muhibbah Engineering M Bhd.	2,634,200	1,847
	CB Industrial Product Holding Bhd.	3,237,700	1,842
	Jaya Tiasa Holdings Bhd.	4,012,700	1,822
*	MPHB Capital Bhd.	3,366,800	1,791
	Gas Malaysia Bhd.	2,301,900	1,723
	TA Enterprise Bhd.	8,317,500	1,653
	Supermax Corp. Bhd.	2,902,600	1,645
	Coastal Contracts Bhd.	1,792,600	1,515
*	Puncak Niaga Holdings Bhd.	1,705,700	1,237
	Perdana Petroleum Bhd.	3,191,740	1,214
	Datasonic Group Bhd.	3,860,700	1,144
	Wah Seong Corp. Bhd.	2,866,038	1,059
*	Mulpha International Bhd.	9,195,600	992
	Malaysia Marine and Heavy Engineering Holdings Bhd.	2,861,571	978
*	Perisai Petroleum Teknologi Bhd.	6,212,000	951
	Mudajaya Group Bhd.	1,777,766	703
	Malaysian Bulk Carriers Bhd.	1,811,400	609
*	AirAsia X Bhd.	5,215,000	600
*	Scomi Group Bhd.	8,240,100	553
*	Lion Industries Corp. Bhd.	2,391,600	298
	Keck Seng Malaysia Bhd.	137,558	213
*	Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	173
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	116
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	1,014,820	105
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	83
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	81
*	KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	76
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	571,223	70
	Magnum Bhd.	85,100	65
*	KNM Group BHD Warrants Exp. 04/21/2020	1,085,087	64
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	60
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	52
*	Mah Sing Group Warrants Exp. 01/15/2026	716,017	48
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	39
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	14
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	13
*	MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	12
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	8
			1,357,420
Mexico (0.9%)
	America Movil SAB de CV	214,213,674	224,937
*	Fomento Economico Mexicano SAB de CV	15,957,549	144,660
*	Grupo Televisa SAB	19,424,752	141,375
	Wal-Mart de Mexico SAB de CV	41,457,207	97,928
	Grupo Financiero Banorte SAB de CV	16,815,006	95,879
*	Cemex SAB de CV	95,377,375	92,008
	Grupo Mexico SAB de CV Class B	28,778,086	88,837
	Fibra Uno Administracion SA de CV	17,885,696	44,627
	Alfa SAB de CV Class A	20,821,217	42,275
*	Grupo Bimbo SAB de CV Class A	13,893,478	37,310
	Grupo Financiero Inbursa SAB de CV	15,317,031	36,570
	Coca-Cola Femsa SAB de CV	3,045,473	24,363
	Grupo Aeroportuario del Sureste SAB de CV Class B	1,660,758	23,506
	Mexichem SAB de CV	8,191,727	23,461
	Grupo Financiero Santander Mexico SAB de CV Class B	11,010,120	22,434

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,527,836	17,997
*	Promotora y Operadora de Infraestructura SAB de CV	1,449,235	16,662
	Industrias Penoles SAB de CV	931,540	15,799
	Gruma SAB de CV Class B	1,251,879	15,095
	Grupo Carso SAB de CV	3,553,427	14,647
	Kimberly-Clark de Mexico SAB de CV Class A	6,376,469	14,144
	Gentera SAB de CV	8,271,934	14,121
	Arca Continental SAB de CV	2,030,041	12,471
*	Alsea SAB de CV	3,823,423	11,481
*	OHL Mexico SAB de CV	5,661,555	11,407
	Controladora Comercial Mexicana SAB de CV	3,332,049	10,729
*	Megacable Holdings SAB de CV	2,203,025	9,168
	Mexico Real Estate Management SA de CV	6,045,705	9,166
*	Infraestructura Energetica Nova SAB de CV	1,437,917	8,368
	Bolsa Mexicana de Valores SAB de CV	4,346,164	8,360
	Corp Inmobiliaria Vesta SAB de CV	4,032,345	7,546
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,495,121	7,467
	PLA Administradora Industrial S de RL de CV	3,673,108	7,254
	Grupo Lala SAB de CV	3,483,296	7,054
	Grupo Elektra SAB DE CV	262,355	6,863
*	Genomma Lab Internacional SAB de CV Class B	5,803,972	6,847
	Grupo Comercial Chedraui SA de CV	2,144,403	6,435
*	Grupo Aeromexico SAB de CV	3,109,261	5,510
*	Industrias Bachoco SAB de CV Class B	1,185,500	5,296
*	Industrias CH SAB de CV Class B	1,239,553	5,056
	Grupo Sanborns SAB de CV	2,899,977	4,635
	Organizacion Soriana SAB de CV Class B	1,825,230	4,447
	Prologis Property Mexico SA de CV	2,417,700	4,285
	Concentradora Fibra Hotelera Mexicana SA de CV	2,993,853	4,045
	Concentradora Fibra Danhos SA de CV	1,585,572	3,928
	Grupo Financiero Interacciones SA de CV	587,709	3,713
*	Empresas ICA SAB de CV	3,991,513	3,543
*	Credito Real SAB de CV SOFOM ER	1,423,100	3,520
	Alpek SAB de CV	2,588,356	3,489
*	TV Azteca SAB de CV	11,191,423	3,421
*	Minera Frisco SAB de CV	4,043,761	3,358
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,682,200	3,336
*	Hoteles City Express SAB de CV	1,916,440	2,922
*	Banregio Grupo Financiero SAB de CV	471,038	2,701
*	Grupo Herdez SAB de CV	953,316	2,594
*	Qualitas Controladora SAB de CV	1,189,444	2,233
*	Consorcio ARA SAB de CV	4,910,666	2,090
	Organizacion Cultiba SAB de CV	1,468,531	1,972
*	Grupo Simec SAB de CV Class B	534,310	1,436
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	259
*	Corp GEO SAB de CV	2,276,157	246
*	Cemex SAB de CV ADR	22,973	221
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	85
			1,457,592
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	271

Netherlands (1.9%)
	Unilever NV	11,486,321	501,041
*	ING Groep NV	28,504,820	437,309
	ASML Holding NV	2,397,495	258,002
	Unibail-Rodamco SE	717,198	198,026
	Koninklijke Philips NV	6,707,598	192,134
	Akzo Nobel NV	1,791,114	137,045
	Koninklijke Ahold NV	6,604,214	127,951
	Heineken NV	1,616,363	127,334
	Aegon NV (Amsterdam Shares)	14,020,572	110,621
	Reed Elsevier NV	4,311,974	103,994
	Koninklijke KPN NV	22,916,784	84,970

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	ArcelorMittal	7,371,893	78,448
	Koninklijke DSM NV	1,289,503	73,541
	Wolters Kluwer NV	2,179,006	70,595
*	Altice SA	622,192	65,793
	Gemalto NV	590,557	54,865
	Heineken Holding NV	724,484	50,503
	Randstad Holding NV	798,268	47,609
*	NN Group NV	1,190,434	34,704
	Delta Lloyd NV	1,608,017	30,410
	Boskalis Westminster NV	573,695	29,810
	TNT Express NV	3,428,378	29,265
	Koninklijke Vopak NV	489,975	25,718
	Aalberts Industries NV	708,694	21,972
*	OCI NV	602,960	17,976
	ASM International NV	365,445	17,743
*	SBM Offshore NV	1,325,442	17,117
	Wereldhave NV	256,126	16,441
*	PostNL NV	3,234,924	16,065
	Arcadis NV	481,904	15,254
	Eurocommercial Properties NV	303,717	13,878
*	APERAM SA	345,857	13,185
	Fugro NV	437,153	12,573
	TKH Group NV	305,046	11,319
	Corbion NV	459,857	10,502
*	TomTom NV	862,260	7,652
*	IMCD Group NV	185,301	6,940
	Vastned Retail NV	141,091	6,890
	USG People NV	497,237	6,753
*	Koninklijke BAM Groep NV	1,574,452	6,563
^	Royal Imtech NV	898,320	4,805
	BinckBank NV	465,319	4,664
	NSI NV	946,984	4,448
	Koninklijke Ten Cate NV	161,579	3,762
	Wessanen	410,159	3,495
	Accell Group	182,238	3,407
	Brunel International NV	145,134	2,976
*,^	Grontmij NV	495,861	2,195
	Aegon (New York Shares)	922	7
*,^	SNS REAAL NV	672,039	—
			3,118,270
New Zealand (0.2%)
	Fletcher Building Ltd. (New Zealand Shares)	4,806,800	30,428
	Spark New Zealand Ltd.	13,422,963	30,373
	Auckland International Airport Ltd.	6,592,109	23,133
	Fisher & Paykel Healthcare Corp. Ltd.	3,972,969	19,676
	Ryman Healthcare Ltd.	3,024,554	18,784
	SKYCITY Entertainment Group Ltd.	4,308,316	13,801
	SKY Network Television Ltd.	2,839,949	13,604
	Mighty River Power Ltd.	5,124,657	11,762
	Contact Energy Ltd.	2,675,726	11,587
*,^	Xero Ltd.	559,844	8,456
	Trade Me Group Ltd.	2,892,285	8,424
*	Kiwi Property Group Ltd.	8,405,999	8,295
	Air New Zealand Ltd.	3,749,644	7,706
	Infratil Ltd.	3,093,318	7,363
	Goodman Property Trust	7,513,224	6,756
*,^	Chorus Ltd.	2,901,083	6,752
	Z Energy Ltd.	1,752,527	6,437
	Genesis Energy Ltd.	3,674,023	5,460
	Precinct Properties New Zealand Ltd.	6,059,032	5,333
	Argosy Property Ltd.	5,999,674	5,194
	Freightways Ltd.	1,066,905	4,967
	Vector Ltd.	1,813,403	4,469
	Ebos Group Ltd.	607,447	4,413

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Summerset Group Holdings Ltd.	1,568,240	4,149
	Nuplex Industries Ltd.	1,492,231	3,820
	Metlifecare Ltd.	925,888	3,431
*	Diligent Board Member Services Inc.	614,859	2,751
*	Heartland New Zealand Ltd.	2,626,142	2,645
	Vital Healthcare Property Trust	2,063,746	2,625
	Warehouse Group Ltd.	1,050,231	2,208
	TOWER Ltd.	1,295,234	2,180
	Kathmandu Holdings Ltd.	1,606,090	1,754
	Fletcher Building Ltd. (Australia Shares)	240,759	1,504
*,^	a2 Milk Co. Ltd.	3,723,674	1,474
*,^	New Zealand Oil & Gas Ltd.	1,827,609	815
*	Bathurst Resources Ltd.	1,188,709	28
			292,557
Norway (0.5%)
	Statoil ASA	7,060,205	149,679
^	DNB ASA	7,902,322	140,386
	Telenor ASA	5,116,439	115,556
	Yara International ASA	1,298,910	66,553
^	Norsk Hydro ASA	9,896,083	46,866
	Orkla ASA	5,738,916	45,066
	Schibsted ASA	596,582	37,119
^	Seadrill Ltd.	2,586,599	32,967
^	Marine Harvest ASA	2,110,003	25,718
^	Gjensidige Forsikring ASA	1,261,429	21,945
	Subsea 7 SA	1,950,647	21,668
^	TGS Nopec Geophysical Co. ASA	752,715	19,156
*,^	DNO ASA	7,517,603	14,173
*	Storebrand ASA	3,315,138	11,721
^	Petroleum Geo-Services ASA	1,573,651	10,449
*,^	Nordic Semiconductor ASA	1,146,316	8,734
	SpareBank 1 SMN	914,250	8,167
	Atea ASA	674,926	7,529
^	Opera Software ASA	734,754	7,151
2	Aker Solutions ASA	1,094,774	6,665
	Salmar ASA	376,584	6,114
*,^	Det Norske Oljeselskap ASA	812,484	5,953
	SpareBank 1 SR-Bank ASA	757,018	5,614
	Bakkafrost P/F	234,853	5,515
*,^	REC Silicon ASA	17,533,925	4,896
	Prosafe SE	1,353,856	4,815
2	BW LPG Ltd.	536,770	4,747
	Aker ASA	168,893	3,804
	Leroy Seafood Group ASA	105,411	3,497
*,^	Norwegian Air Shuttle ASA	79,593	3,333
*	Norwegian Property ASA	2,352,360	3,169
	Austevoll Seafood ASA	543,712	3,162
^	Wilh Wilhelmsen ASA	468,812	3,053
	Stolt-Nielsen Ltd.	138,874	2,589
	BW Offshore Ltd.	2,893,235	2,156
*,^	Akastor ASA	1,104,042	2,154
^	Fred Olsen Energy ASA	162,731	1,462
	Kvaerner ASA	1,071,718	840
*,^	Archer Ltd.	1,647,659	611
*,^	Odfjell Drilling Ltd.	344,800	307
			865,059
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	6,089,525	267,147

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	241,834	36,892
	Credicorp Ltd.	141,272	21,254
	Cia de Minas Buenaventura SAA ADR	1,232,718	13,782

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Cia de Minas Buenaventura SAA	289,871	3,222
			75,150
Philippines (0.4%)
	SM Investments Corp.	2,341,971	47,314
	Philippine Long Distance Telephone Co.	634,560	39,818
	Ayala Land Inc.	43,278,120	37,442
	Universal Robina Corp.	6,422,380	31,319
	Ayala Corp.	1,779,744	31,121
	JG Summit Holdings Inc.	16,896,810	27,066
	Bank of the Philippine Islands	11,657,954	26,478
	BDO Unibank Inc.	10,523,537	25,735
	SM Prime Holdings Inc.	57,321,186	23,969
	Aboitiz Equity Ventures Inc.	16,287,370	20,687
	Metropolitan Bank & Trust Co.	9,382,601	19,559
	Alliance Global Group Inc.	30,375,441	17,263
	International Container Terminal Services Inc.	6,040,930	14,900
	GT Capital Holdings Inc.	522,257	14,715
	Jollibee Foods Corp.	3,164,360	14,121
	Manila Electric Co.	2,230,470	13,037
	Aboitiz Power Corp.	12,008,723	11,561
	Globe Telecom Inc.	224,910	10,996
	DMCI Holdings Inc.	30,517,000	10,269
	Megaworld Corp.	85,258,900	10,108
	Energy Development Corp.	47,946,900	8,696
	Metro Pacific Investments Corp.	83,218,200	8,450
	Robinsons Land Corp.	12,236,934	8,217
*	Semirara Mining and Power Corp. Class A	2,188,780	8,130
*	LT Group Inc.	20,548,700	6,860
	Security Bank Corp.	1,772,490	6,679
	Puregold Price Club Inc.	6,778,200	6,033
	Robinsons Retail Holdings Inc.	2,987,580	5,839
	Bloomberry Resorts Corp.	23,177,600	5,816
	First Gen Corp.	9,144,000	5,756
*	Philippine National Bank	3,012,497	5,233
	Cosco Capital Inc.	24,105,100	4,437
	Petron Corp.	18,820,500	4,157
	Vista Land & Lifescapes Inc.	24,459,150	4,114
	Emperador Inc.	15,119,104	3,929
*	D&L Industries Inc.	8,096,600	3,628
	Rizal Commercial Banking Corp.	3,346,480	3,430
	First Philippine Holdings Corp.	1,603,590	3,339
	Nickel Asia Corp.	6,430,300	3,272
	Manila Water Co. Inc.	5,799,100	3,223
	Filinvest Land Inc.	72,745,000	3,098
	Belle Corp.	30,025,808	2,809
	Lopez Holdings Corp.	13,573,270	2,631
*	Melco Crown Philippines Resorts Corp.	12,908,200	2,624
	Cebu Air Inc.	1,362,990	2,601
*	Travellers International Hotel Group Inc.	11,312,800	1,713
	Philex Mining Corp.	10,853,200	1,696
	San Miguel Corp.	784,038	1,205
	Atlas Consolidated Mining & Development Corp.	5,044,600	905
			575,998
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	6,374,303	63,746
	Powszechny Zaklad Ubezpieczen SA	413,320	53,907
	Bank Pekao SA	963,523	50,083
	Polski Koncern Naftowy Orlen SA	2,360,790	44,835
	KGHM Polska Miedz SA	1,014,874	35,584
	PGE Polska Grupa Energetyczna SA	5,381,983	30,969
	Polskie Gornictwo Naftowe i Gazownictwo SA	13,056,439	23,550
*	Bank Zachodni WBK SA	212,102	21,901
*	LPP SA	9,444	20,059
	Energa SA	2,345,273	16,258

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Orange Polska SA	4,835,513	13,697
*,^	mBank SA	92,784	12,000
	Cyfrowy Polsat SA	1,618,483	11,283
	Tauron Polska Energia SA	7,712,312	10,315
	Asseco Poland SA	557,866	9,398
	Grupa Azoty SA	409,441	9,334
	Bank Millennium SA	4,430,558	8,998
	CCC SA	162,547	8,586
*	Alior Bank SA	333,727	8,144
	Bank Handlowy w Warszawie SA	239,388	7,570
	Enea SA	1,558,410	7,050
^	Lubelski Wegiel Bogdanka SA	249,472	6,084
^	Eurocash SA	588,587	5,970
*,^	Grupa Lotos SA	662,993	5,662
*	TVN SA	1,156,499	5,460
*	PKP Cargo SA	220,308	5,170
*	Synthos SA	3,548,950	4,648
*	Getin Noble Bank SA	8,603,259	4,271
	Netia SA	2,380,650	3,895
	Budimex SA	74,314	3,632
	Kernel Holding SA	348,882	3,366
*,^	Globe Trade Centre SA	1,787,694	3,069
	Ciech SA	183,260	2,985
	Warsaw Stock Exchange	197,169	2,690
*	CD Projekt SA	468,876	2,688
*	Fabryki Mebli Forte SA	114,058	1,807
*,^	Jastrzebska Spolka Weglowa SA	353,814	1,410
*	Integer.pl SA	33,131	1,379
*,^	Getin Holding SA	2,265,085	1,350
*	Boryszew SA	702,026	1,174
	ING Bank Slaski SA	16,079	634
			534,611
Portugal (0.1%)
	EDP - Energias de Portugal SA	14,060,144	56,218
	Galp Energia SGPS SA	2,778,100	37,948
*	Banco Comercial Portugues SA	268,483,175	26,736
	Jeronimo Martins SGPS SA	1,760,461	25,681
	NOS SGPS SA	1,625,743	11,841
*	CTT-Correios de Portugal SA	1,041,903	11,752
	EDP Renovaveis SA	1,411,122	9,864
	Sonae SGPS SA	6,905,014	9,601
	Portucel SA	1,496,092	7,320
	Semapa-Sociedade de Investimento e Gestao	321,613	4,606
	Altri SGPS SA	1,071,377	4,595
*,^	Banco BPI SA	2,342,754	3,829
*	REN - Redes Energeticas Nacionais SGPS SA	923,250	2,890
^	Portugal Telecom SGPS SA	3,886,082	2,467
^	Mota-Engil SGPS SA	713,179	2,460
*	Sonaecom - SGPS SA	226,781	554
*	Banco Espirito Santo SA	19,970,703	174
			218,536
Russia (0.8%)
	Gazprom OAO	56,339,990	167,500
	Lukoil OAO	2,350,151	120,624
	Sberbank of Russia	77,123,752	114,861
	Magnit PJSC GDR	2,056,332	112,816
	Gazprom OAO ADR	12,426,827	72,808
	MMC Norilsk Nickel OJSC	349,325	65,433
	Lukoil OAO ADR	1,212,996	62,051
	Surgutneftegas OAO Preference Shares	59,201,800	44,631
	Mobile TeleSystems OJSC ADR	3,661,789	44,234
	NOVATEK OAO	4,374,440	41,883
	NOVATEK OAO GDR	390,868	37,846
	Tatneft OAO	6,135,363	34,789

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	VTB Bank OJSC	23,990,904,410	30,426
	Rosneft OAO	5,609,709	27,882
	AK Transneft OAO Preference Shares	11,464	26,957
	Tatneft OAO ADR	729,276	25,016
	Uralkali PJSC	7,412,516	21,724
	Surgutneftegas OAO	29,009,136	21,612
*	Alrosa AO	12,983,200	17,238
	Surgutneftegas OAO ADR	2,355,132	17,058
	VTB Bank OJSC GDR	6,874,951	17,004
	Moscow Exchange MICEX-RTS OAO	9,977,990	14,883
	Rosneft OAO GDR	2,961,919	14,615
	Rostelecom OJSC	7,857,493	12,075
	MegaFon OAO GDR	701,518	11,899
	RusHydro JSC	924,253,350	10,709
	Novolipetsk Steel OJSC GDR	605,126	7,989
	Sistema JSFC GDR	1,017,449	7,684
	Severstal PAO	671,198	7,544
*	Bashneft OAO	164,334	6,832
	PhosAgro OAO GDR	554,624	6,761
	E.ON Russia JSC	101,408,909	6,200
	Severstal PAO GDR	548,135	6,076
	LSR Group PJSC GDR	1,521,728	4,227
	Sberbank of Russia ADR	605,996	3,597
*	DIXY Group OJSC	388,500	3,356
	Magnitogorsk Iron & Steel Works OJSC	10,858,790	3,192
*	Inter RAO UES JSC	134,383,393	3,171
	Acron JSC	68,217	2,997
	Federal Grid Co. Unified Energy System JSC	1,816,282,440	2,494
	M Video OJSC	592,056	2,391
	Aeroflot - Russian Airlines OJSC	3,223,421	2,378
*	Rosseti JSC	163,889,055	1,669
*	Mechel ADR	1,013,439	1,419
*	Pharmstandard OJSC GDR	263,464	1,286
	TMK OAO GDR	292,619	1,186
	Mosenergo OAO	49,770,556	964
*	OGK-2 OAO	138,346,306	745
	Novolipetsk Steel OJSC	445,750	589
*	Raspadskaya OAO	773,900	551
	MMC Norilsk Nickel OJSC ADR	9,538	180
*	Mechel	14,601	18
			1,274,070
Singapore (1.1%)
^	DBS Group Holdings Ltd.	12,807,954	203,523
^	Oversea-Chinese Banking Corp. Ltd.	22,474,983	180,988
	Singapore Telecommunications Ltd.	53,991,814	180,419
	United Overseas Bank Ltd.	8,718,667	160,990
	Keppel Corp. Ltd.	10,529,593	69,161
	CapitaLand Ltd.	18,683,970	51,994
	Global Logistic Properties Ltd.	22,179,085	46,000
	Singapore Exchange Ltd.	6,083,169	39,102
	Wilmar International Ltd.	15,479,095	38,019
	Singapore Press Holdings Ltd.	11,748,993	37,181
	City Developments Ltd.	4,356,119	35,049
	Genting Singapore plc	44,725,236	34,555
	ComfortDelGro Corp. Ltd.	14,862,854	34,432
	Singapore Airlines Ltd.	3,725,742	34,330
	CapitaMall Trust	19,208,681	31,716
	Singapore Technologies Engineering Ltd.	11,412,788	31,157
	Ascendas REIT	14,553,663	27,122
	Hutchison Port Holdings Trust	37,493,474	25,262
	Suntec REIT	17,608,700	23,507
	Sembcorp Industries Ltd.	6,567,379	22,381
*	Jardine Cycle & Carriage Ltd.	730,324	22,254
	Noble Group Ltd.	33,343,713	21,714

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
^	UOL Group Ltd.	3,378,345	20,314
	CapitaCommercial Trust	14,527,500	18,575
	Yangzijiang Shipbuilding Holdings Ltd.	15,244,736	16,835
	Singapore Post Ltd.	10,536,800	15,192
	Golden Agri-Resources Ltd.	47,396,206	14,994
	StarHub Ltd.	4,314,410	13,777
^	Sembcorp Marine Ltd.	6,117,758	13,683
	Keppel REIT	13,512,489	12,551
	Venture Corp. Ltd.	1,823,700	11,631
	SATS Ltd.	4,775,700	11,506
	Mapletree Commercial Trust	9,467,300	11,010
	Mapletree Greater China Commercial Trust	13,201,700	10,567
	Mapletree Industrial Trust	8,657,580	10,524
	Mapletree Logistics Trust	10,720,700	9,961
^	Ezion Holdings Ltd.	10,035,000	9,099
	United Engineers Ltd.	3,488,800	6,982
	Asian Pay Television Trust	10,238,300	6,960
	Starhill Global REIT	10,195,400	6,733
	SMRT Corp. Ltd.	5,159,400	6,566
	Raffles Medical Group Ltd.	2,094,200	6,371
^	Fortune REIT (Singapore Shares)	6,141,000	6,269
	Frasers Centrepoint Trust	3,983,700	6,220
	M1 Ltd.	2,198,300	5,906
	CDL Hospitality Trusts	4,531,600	5,872
*,^	Neptune Orient Lines Ltd.	6,857,030	5,867
*,^	SIIC Environment Holdings Ltd.	32,434,600	5,503
^	Olam International Ltd.	3,554,900	5,422
	Ascott Residence Trust	5,613,900	5,405
	AIMS AMP Capital Industrial REIT	4,556,292	5,267
	SIA Engineering Co. Ltd.	1,604,000	5,072
*	Genting Hong Kong Ltd.	13,580,772	5,016
*	Biosensors International Group Ltd.	7,866,500	4,901
	Cambridge Industrial Trust	9,242,800	4,887
	Silverlake Axis Ltd.	4,896,084	4,698
	CapitaRetail China Trust	3,581,480	4,692
	First Resources Ltd.	3,470,000	4,654
	Cache Logistics Trust	5,175,400	4,610
^	Yanlord Land Group Ltd.	5,005,800	4,544
	Frasers Commercial Trust	3,719,600	4,238
	Wing Tai Holdings Ltd.	2,856,617	4,227
^	Far East Hospitality Trust	6,534,400	4,048
2	ARA Asset Management Ltd.	3,056,380	3,992
^	OUE Hospitality Trust	5,406,766	3,981
	First REIT	3,528,700	3,867
	Frasers Centrepoint Ltd.	2,696,500	3,858
	Lippo Malls Indonesia Retail Trust	13,650,500	3,713
^	Super Group Ltd. (Singapore Shares)	3,153,300	3,543
	OUE Ltd.	2,095,000	3,496
*	Accordia Golf Trust	5,627,884	3,442
	Fortune REIT (Hong Kong Shares)	3,263,077	3,366
^	Sabana Shari'ah Compliant Industrial REIT	5,143,018	3,362
	Ascendas Hospitality Trust	6,293,800	3,350
^	COSCO Corp. Singapore Ltd.	7,295,513	3,329
	Ascendas India Trust	4,889,400	3,304
*,^	China Animal Healthcare Ltd.	4,917,000	3,299
	SPH REIT	4,154,300	3,295
	Religare Health Trust	3,987,600	3,205
*,^	Yoma Strategic Holdings Ltd.	8,217,847	3,157
^	Hyflux Ltd.	4,297,000	3,128
^	Sarine Technologies Ltd.	1,846,796	2,854
^	China Everbright Water Ltd.	3,368,800	2,846
^	Croesus Retail Trust	3,879,500	2,753
^	OSIM International Ltd.	1,688,900	2,587
	Soilbuild Business Space REIT	4,114,800	2,581

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Fraser and Neave Ltd.	1,225,000	2,580
	Perennial Real Estate Holdings Ltd.	2,921,845	2,412
*,^	Tiger Airways Holdings Ltd.	8,400,137	2,217
	GuocoLeisure Ltd.	3,136,000	2,177
^	Midas Holdings Ltd.	6,982,000	2,045
*,^	Vard Holdings Ltd.	4,192,800	2,021
	Indofood Agri Resources Ltd.	3,220,600	1,770
	Boustead Singapore Ltd.	1,622,600	1,732
*,^	Ezra Holdings Ltd.	5,129,080	1,700
	Bumitama Agri Ltd.	2,223,300	1,651
*,^	Ying Li International Real Estate Ltd.	7,541,800	1,446
*,^	China Fishery Group Ltd.	9,033,000	1,301
	Raffles Education Corp. Ltd.	5,353,198	1,296
	CSE Global Ltd.	2,792,000	1,212
	GMG Global Ltd.	18,833,100	1,052
	Hong Leong Asia Ltd.	951,000	955
	Keppel Telecommunications & Transportation Ltd.	714,500	883
*,^	Gallant Venture Ltd.	4,604,100	851
	Tat Hong Holdings Ltd.	1,747,000	823
	Hi-P International Ltd.	1,418,000	654
*,^	Swiber Holdings Ltd.	4,140,000	617
*	Boustead Projects Pte Ltd.	486,780	384
*	Keppel Land Ltd.	3,500	12
			1,800,104
South Africa (1.6%)
	Naspers Ltd.	2,668,463	418,644
	MTN Group Ltd.	12,960,035	260,224
	Sasol Ltd.	4,077,743	164,184
	Standard Bank Group Ltd.	8,891,105	130,325
	FirstRand Ltd.	22,346,437	106,751
	Steinhoff International Holdings Ltd.	15,416,820	97,824
	Sanlam Ltd.	12,947,530	83,740
	Remgro Ltd.	3,550,887	78,871
	Aspen Pharmacare Holdings Ltd.	2,317,169	70,464
	Bidvest Group Ltd.	2,364,366	64,084
	Woolworths Holdings Ltd.	6,531,247	49,133
	Shoprite Holdings Ltd.	3,193,470	45,692
	Growthpoint Properties Ltd.	17,987,093	42,190
	Barclays Africa Group Ltd.	2,383,419	38,178
	Netcare Ltd.	10,908,160	38,159
	Mr Price Group Ltd.	1,719,685	36,716
	Mediclinic International Ltd.	3,187,643	33,755
*	AngloGold Ashanti Ltd.	2,956,852	33,579
	Nedbank Group Ltd.	1,433,655	30,966
	Tiger Brands Ltd.	1,185,780	30,863
	Vodacom Group Ltd.	2,409,444	30,040
	RMB Holdings Ltd.	4,920,461	29,610
	Redefine Properties Ltd.	27,213,659	27,568
	Discovery Ltd.	2,367,829	26,277
	Gold Fields Ltd.	5,681,175	26,230
	Life Healthcare Group Holdings Ltd.	7,232,965	24,841
	Truworths International Ltd.	3,107,311	22,647
	MMI Holdings Ltd.	7,560,469	21,511
*	Impala Platinum Holdings Ltd.	3,841,313	21,379
	Imperial Holdings Ltd.	1,274,713	21,347
	SPAR Group Ltd.	1,271,895	20,372
	Foschini Group Ltd.	1,321,573	19,568
	Hyprop Investments Ltd.	1,806,375	18,611
	Brait SE	2,397,763	18,241
	Capitec Bank Holdings Ltd.	379,458	17,867
	Mondi Ltd.	877,676	17,698
	Investec Ltd.	1,798,078	17,097
*	Sappi Ltd.	3,980,977	16,356
*	Telkom SA SOC Ltd.	2,287,717	15,726

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Nampak Ltd.	4,382,490	15,695
	AVI Ltd.	2,267,065	15,535
*	Pioneer Foods Ltd.	955,517	14,930
	Coronation Fund Managers Ltd.	1,952,149	14,915
	Clicks Group Ltd.	1,810,377	13,874
	Resilient Property Income Fund Ltd.	1,642,046	13,740
	Barloworld Ltd.	1,642,483	13,103
	Capital Property Fund	11,399,524	13,087
	Sibanye Gold Ltd.	5,460,531	12,960
*	Anglo American Platinum Ltd.	443,461	12,248
	EOH Holdings Ltd.	811,342	11,009
*	Northam Platinum Ltd.	2,589,299	10,643
	Liberty Holdings Ltd.	754,842	10,527
	Massmart Holdings Ltd.	805,705	10,131
	Aeci Ltd.	849,849	9,262
	Tongaat Hulett Ltd.	794,126	8,794
*	Attacq Ltd.	4,188,813	8,764
	Pick n Pay Stores Ltd.	1,662,791	7,961
	PSG Group Ltd.	480,363	7,887
^	Exxaro Resources Ltd.	939,892	7,694
	Sun International Ltd.	680,374	7,564
	JSE Ltd.	639,992	7,162
	DataTec Ltd.	1,370,375	7,117
	African Rainbow Minerals Ltd.	746,012	6,807
*	Super Group Ltd. (South Africa Shares)	2,148,302	6,511
	Omnia Holdings Ltd.	462,776	6,383
	SA Corporate Real Estate Fund Nominees Pty Ltd.	15,091,732	6,328
	Reunert Ltd.	1,187,203	6,055
^	Kumba Iron Ore Ltd.	436,372	5,886
*,^	Harmony Gold Mining Co. Ltd.	2,822,295	5,432
^	Famous Brands Ltd.	494,100	5,066
	Emira Property Fund	3,304,136	5,044
	Santam Ltd.	256,163	5,012
*,^	Adcock Ingram Holdings Ltd.	1,115,440	4,959
^	Lewis Group Ltd.	653,329	4,748
	PPC Ltd.	3,289,949	4,712
	Grindrod Ltd.	3,317,970	4,538
	Mpact Ltd.	1,178,175	4,277
	Astral Foods Ltd.	278,983	4,235
*	Distell Group Ltd.	310,172	4,193
	Pick n Pay Holdings Ltd.	1,894,803	4,092
	Wilson Bayly Holmes-Ovcon Ltd.	402,833	3,774
*	Alexander Forbes Group Holdings Ltd.	4,303,954	3,564
	Cashbuild Ltd.	151,772	3,562
	Murray & Roberts Holdings Ltd.	3,144,519	3,479
	Metair Investments Ltd.	1,057,599	3,257
	City Lodge Hotels Ltd.	232,293	2,985
	Illovo Sugar Ltd.	1,617,545	2,923
*	Peregrine Holdings Ltd.	1,204,361	2,820
*	Aveng Ltd.	3,008,142	2,700
	Fountainhead Property Trust	3,178,299	2,671
^	Assore Ltd.	260,331	2,518
	Hudaco Industries Ltd.	235,875	2,465
*	Curro Holdings Ltd.	687,974	2,198
	Adcorp Holdings Ltd.	754,007	1,975
*,^	ArcelorMittal South Africa Ltd.	1,128,047	1,882
	Blue Label Telecoms Ltd.	2,756,014	1,860
	Oceana Group Ltd.	202,985	1,813
*	Royal Bafokeng Platinum Ltd.	401,934	1,748
^	Invicta Holdings Ltd.	264,597	1,622
	Clover Industries Ltd.	982,949	1,534
	Group Five Ltd.	657,860	1,515
	Raubex Group Ltd.	968,757	1,457
*	Pinnacle Holdings Ltd.	967,274	918

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Merafe Resources Ltd.	7,114,792	520
^	DRDGOLD Ltd.	2,425,801	455
*	Curro Holdings Ltd. Rights Exp. 05/08/2015	12,481	13
*	Northam Platinum Ltd. Rights Exp. 05/15/2015	707,012	13
*,^	African Bank Investments Ltd.	7,766,579	—
			2,672,449
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	748,422	981,820
	Hyundai Motor Co.	1,130,833	177,474
	SK Hynix Inc.	3,931,124	168,194
	NAVER Corp.	200,778	121,406
	Shinhan Financial Group Co. Ltd.	2,692,242	111,427
	Hyundai Mobis Co. Ltd.	493,969	108,613
	POSCO	436,981	102,937
	KB Financial Group Inc.	2,350,139	89,621
	Kia Motors Corp.	1,906,645	87,862
	Amorepacific Corp.	22,984	83,274
	LG Chem Ltd.	322,503	81,467
	KT&G Corp.	890,835	78,892
	Samsung Fire & Marine Insurance Co. Ltd.	286,105	75,378
	Hana Financial Group Inc.	2,150,604	63,305
	SK Telecom Co. Ltd.	213,284	57,154
	Samsung Electronics Co. Ltd. GDR	86,808	56,928
	LG Household & Health Care Ltd.	69,194	50,837
	Korea Electric Power Corp.	1,166,046	50,704
^	Samsung SDS Co. Ltd.	211,427	50,305
	SK Innovation Co. Ltd.	451,006	49,365
	Samsung C&T Corp.	914,325	48,557
	LG Display Co. Ltd.	1,658,042	45,916
	Samsung Life Insurance Co. Ltd.	466,234	45,603
	Samsung SDI Co. Ltd.	404,782	45,065
	LG Electronics Inc.	796,613	44,796
	Hyundai Heavy Industries Co. Ltd.	325,172	42,249
	LG Corp.	660,937	41,011
*,^	Celltrion Inc.	501,122	39,897
	SK C&C Co. Ltd.	162,084	38,360
	Hyundai Steel Co.	486,220	35,539
	Korea Zinc Co. Ltd.	78,073	34,770
	Coway Co. Ltd.	409,514	34,392
	Hyundai Glovis Co. Ltd.	154,248	33,835
	AMOREPACIFIC Group	21,992	33,439
	SK Holdings Co. Ltd.	190,215	32,753
	Orion Corp.	27,241	31,816
	E-Mart Co. Ltd.	154,345	31,797
	Korea Electric Power Corp. ADR	1,450,248	31,238
*,^	Cheil Industries Inc.	196,605	28,937
	Kangwon Land Inc.	836,663	28,520
	Shinhan Financial Group Co. Ltd. ADR	664,171	27,869
	Samsung Securities Co. Ltd.	445,267	27,056
	Samsung Electro-Mechanics Co. Ltd.	413,243	25,933
	POSCO ADR	438,005	25,877
	Hyundai Engineering & Construction Co. Ltd.	530,328	25,515
	Lotte Chemical Corp.	108,256	25,115
	Industrial Bank of Korea	1,820,217	25,010
	BNK Financial Group Inc.	1,663,204	24,864
	Hyundai Development Co-Engineering & Construction	462,441	24,616
	Hotel Shilla Co. Ltd.	239,640	23,857
^	Daum Kakao Corp.	236,621	23,710
	Hankook Tire Co. Ltd.	548,151	23,036
	Korea Aerospace Industries Ltd.	365,388	22,321
	KCC Corp.	43,140	22,112
^	Samsung Heavy Industries Co. Ltd.	1,308,138	22,034
*	Woori Bank	2,194,069	21,918
	Daewoo Securities Co. Ltd.	1,367,812	21,349

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	CJ CheilJedang Corp.	54,864	21,336
	S-Oil Corp.	308,105	20,993
	NCSoft Corp.	108,811	20,728
	Lotte Shopping Co. Ltd.	83,221	20,070
	Hyosung Corp.	179,569	19,862
^	Hanssem Co. Ltd.	104,469	19,278
	KB Financial Group Inc. ADR	500,636	19,089
	Korea Investment Holdings Co. Ltd.	297,504	19,048
	CJ Corp.	106,230	18,886
*	KT Corp.	628,130	18,568
	Dongbu Insurance Co. Ltd.	357,752	18,182
	GS Holdings Corp.	378,358	17,650
	Hyundai Wia Corp.	120,357	17,054
*,^	Hanmi Pharm Co. Ltd.	45,689	15,976
	LG Uplus Corp.	1,579,659	15,803
	Hyundai Department Store Co. Ltd.	115,849	15,726
^	Daelim Industrial Co. Ltd.	198,829	15,312
	Hanwha Corp.	383,547	15,062
	Hyundai Securities Co. Ltd.	1,313,279	13,599
	Youngone Corp.	221,802	13,576
*	Cheil Worldwide Inc.	628,840	13,434
	Woori Investment & Securities Co. Ltd.	946,412	13,103
	Yuhan Corp.	57,151	12,313
^	OCI Co. Ltd.	132,461	12,209
	DGB Financial Group Inc.	1,079,848	12,190
	Hyundai Marine & Fire Insurance Co. Ltd.	449,535	11,982
	Hanwha Life Insurance Co. Ltd.	1,595,976	11,799
	S-1 Corp.	155,770	11,612
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	687,412	11,555
*	Doosan Infracore Co. Ltd.	989,233	10,933
	Medy-Tox Inc.	31,077	10,743
*	Korean Air Lines Co. Ltd.	251,176	10,719
	Lotte Confectionery Co. Ltd.	6,086	10,586
^	Kumho Petrochemical Co. Ltd.	131,304	10,517
	Doosan Heavy Industries & Construction Co. Ltd.	359,998	10,214
	Mirae Asset Securities Co. Ltd.	184,015	10,149
*,^	Com2uSCorp	59,199	9,980
*,^	CJ Korea Express Co. Ltd.	52,260	9,969
*	Kumho Tire Co. Inc.	1,096,018	9,964
	Daewoo International Corp.	339,845	9,914
	Lotte Chilsung Beverage Co. Ltd.	4,448	9,840
*,^	LG Innotek Co. Ltd.	105,527	9,797
	Samsung Card Co. Ltd.	255,814	9,789
*,^	Daewoo Engineering & Construction Co. Ltd.	1,471,754	9,744
*,^	ViroMed Co. Ltd.	89,376	9,644
	Hanwha Chemical Corp.	594,315	9,476
	Shinsegae Co. Ltd.	50,329	9,443
*,^	GS Engineering & Construction Corp.	314,490	9,394
^	Halla Visteon Climate Control Corp.	246,038	9,231
	Korea Gas Corp.	205,210	8,851
	KT Corp. ADR	587,700	8,563
^	SK Chemicals Co. Ltd.	129,896	8,436
	SK Networks Co. Ltd.	1,117,249	8,258
^	Paradise Co. Ltd.	348,516	8,086
^	Hana Tour Service Inc.	66,993	7,947
*,^	Samsung Engineering Co. Ltd.	218,118	7,856
	Korean Reinsurance Co.	704,497	7,811
	LIG Insurance Co. Ltd.	335,680	7,768
^	Hyundai Greenfood Co. Ltd.	440,074	7,760
*	CJ E&M Corp.	139,973	7,650
^	Kolon Industries Inc.	126,799	7,624
^	CJ CGV Co. Ltd.	101,700	7,525
^	Samsung Techwin Co. Ltd.	292,159	7,504
	Meritz Securities Co. Ltd.	1,280,353	7,484

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	NHN Entertainment Corp.	120,067	7,060
	Dongsuh Co. Inc.	226,476	7,022
	LG International Corp.	182,449	6,982
^	LG Hausys Ltd.	44,159	6,864
	SK Telecom Co. Ltd. ADR	228,091	6,763
	Doosan Corp.	58,266	6,749
	Mando Corp.	48,530	6,731
	Green Cross Corp.	40,572	6,685
	LS Corp.	127,749	6,422
^	Korea Kolmar Co. Ltd.	94,931	6,415
	LS Industrial Systems Co. Ltd.	115,715	6,377
^	Ottogi Corp.	9,558	6,278
^	Eo Technics Co. Ltd.	60,331	6,212
^	Hyundai Mipo Dockyard Co. Ltd.	74,219	6,170
	Daesang Corp.	140,571	6,074
	KEPCO Plant Service & Engineering Co. Ltd.	66,761	6,051
^	Fila Korea Ltd.	60,600	5,932
	KIWOOM Securities Co. Ltd.	83,414	5,914
^	LOTTE Himart Co. Ltd.	88,505	5,875
	SKC Co. Ltd.	147,233	5,795
^	Cosmax Inc.	42,760	5,773
*	Hanjin Kal Corp.	187,257	5,734
*,^	Hyundai Merchant Marine Co. Ltd.	633,256	5,628
	Green Cross Holdings Corp.	206,378	5,615
	Hyundai Home Shopping Network Corp.	44,248	5,563
	NongShim Co. Ltd.	24,021	5,484
*	Ssangyong Cement Industrial Co. Ltd.	346,725	5,442
^	Samsung Fine Chemicals Co. Ltd.	130,615	5,286
	GS Home Shopping Inc.	23,589	5,254
*,^	Hanjin Shipping Co. Ltd.	742,099	5,221
	Taekwang Industrial Co. Ltd.	4,658	5,212
^	Seoul Semiconductor Co. Ltd.	280,777	5,061
*,^	Hanmi Science Co. ltd	126,402	5,031
	Young Poong Corp.	4,032	4,960
*,^	Komipharm International Co. Ltd.	215,816	4,952
^	Hanjin Transportation Co. Ltd.	86,025	4,871
*,^	Webzen Inc.	123,299	4,844
	CJ O Shopping Co. Ltd.	21,542	4,819
	Kwang Dong Pharmaceutical Co. Ltd.	312,181	4,805
^	Grand Korea Leisure Co. Ltd.	133,805	4,789
	JB Financial Group Co. Ltd.	738,976	4,770
*,^	IS Dongseo Co. Ltd.	62,707	4,767
*	SK Broadband Co. Ltd.	1,060,197	4,739
	Hansae Co. Ltd.	122,773	4,706
^	Meritz Fire & Marine Insurance Co. Ltd.	350,568	4,670
*	Asiana Airlines Inc.	645,226	4,632
*	LG Life Sciences Ltd.	87,005	4,562
*,^	Wonik IPS Co. Ltd.	396,014	4,432
^	LF Corp.	133,955	4,405
*,^	Yuanta Securities Korea Co. Ltd.	661,630	4,353
*	Samlip General Foods Co. Ltd.	17,963	4,336
	Samyang Holdings Corp.	45,260	4,302
^	Hite Jinro Co. Ltd.	198,243	4,197
	Hanil Cement Co. Ltd.	29,636	4,157
	Huchems Fine Chemical Corp.	168,173	4,154
^	iMarketKorea Inc.	162,776	4,146
^	Poongsan Corp.	152,270	4,102
^	GS Retail Co. Ltd.	112,769	4,078
*,^	Medipost Co. Ltd.	49,161	4,061
^	SFA Engineering Corp.	82,935	3,968
^	Lotte Food Co. Ltd.	5,548	3,931
*,^	Hyundai Elevator Co. Ltd.	55,186	3,926
*,^	Seegene Inc.	117,795	3,920
*,^	Gamevil Inc.	35,502	3,908

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Chong Kun Dang Pharmaceutical Corp.	57,858	3,856
	Youngone Holdings Co. Ltd.	39,927	3,838
	Korea Electric Terminal Co. Ltd.	55,080	3,756
^	Kolao Holdings	201,195	3,755
^	Binggrae Co. Ltd.	46,561	3,728
	Korea Real Estate Investment & Trust Co. Ltd.	1,228,768	3,698
	Koh Young Technology Inc.	89,414	3,690
^	OCI Materials Co. Ltd.	38,717	3,657
	Hyundai Hysco Co. Ltd.	59,113	3,642
*,^	Chabiotech Co. Ltd.	236,702	3,620
	Daishin Securities Co. Ltd.	274,862	3,608
*,^	Kumho Industrial Co. Ltd.	197,758	3,604
	Halla Holdings Corp.	55,652	3,584
^	Dong-A ST Co. Ltd.	30,708	3,543
	Tongyang Life Insurance	256,682	3,530
	Hankook Tire Worldwide Co. Ltd.	177,080	3,504
^	KEPCO Engineering & Construction Co. Inc.	90,035	3,493
*	Huons Co. Ltd.	55,354	3,472
*,^	GemVax & Kael Co. Ltd.	174,155	3,385
^	Handsome Co. Ltd.	101,776	3,359
*,^	Muhak Co. Ltd.	99,251	3,343
*,^	Osstem Implant Co. Ltd.	76,140	3,327
	Bukwang Pharmaceutical Co. Ltd.	144,669	3,323
^	Daou Technology Inc.	189,226	3,300
	S&T Motiv Co. Ltd.	55,345	3,264
*,^	SM Entertainment Co.	111,593	3,263
^	YG Entertainment Inc.	73,107	3,195
*,^	Naturalendo Tech Co. Ltd.	100,114	3,187
*	SK Securities Co. Ltd.	1,991,366	3,151
^	Partron Co. Ltd.	299,646	3,142
	AK Holdings Inc.	38,935	3,091
^	Hyundai Corp.	96,416	3,051
*,^	Ssangyong Motor Co.	322,443	3,045
	Meritz Financial Group Inc.	234,085	2,999
^	KONA I Co. Ltd.	91,438	2,978
^	Ilyang Pharmaceutical Co. Ltd.	97,027	2,949
	Seah Besteel Corp.	85,429	2,925
^	Hyundai Rotem Co. Ltd.	164,610	2,914
^	Nexen Tire Corp.	238,201	2,890
*	Hyundai Livart Furniture Co. Ltd.	81,081	2,843
	Dongwon F&B Co. Ltd.	8,594	2,828
	LEENO Industrial Inc.	65,927	2,822
	Dongwon Industries Co. Ltd.	9,497	2,767
*,^	Cuckoo Electronics Co. Ltd.	14,606	2,718
	Sungwoo Hitech Co. Ltd.	252,395	2,651
*	Hansol Paper Co. Ltd.	117,714	2,641
^	Samchully Co. Ltd.	22,034	2,640
^	Dong-A Socio Holdings Co. Ltd.	18,298	2,618
*,^	Pan Ocean Co. Ltd.	891,814	2,580
^	Dongkuk Steel Mill Co. Ltd.	432,391	2,568
	Daeduck Electronics Co.	287,338	2,545
^	Interpark Holdings Corp.	305,539	2,542
^	SK Gas Ltd.	27,946	2,502
*	Kyongnam Bank	260,399	2,459
*,^	Seobu T&D	109,341	2,405
^	Maeil Dairy Industry Co. Ltd.	57,271	2,363
	Silicon Works Co. Ltd.	62,078	2,351
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	403,103	2,332
^	Namyang Dairy Products Co. Ltd.	3,272	2,247
*,^	WeMade Entertainment Co. Ltd.	60,789	2,228
^	Agabang&Company	181,935	2,204
	Soulbrain Co. Ltd.	56,667	2,185
*,^	GOLFZON Co. Ltd.	18,562	2,173
^	Able C&C Co. Ltd.	73,101	2,158

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Hankook Shell Oil Co. Ltd.	4,679	2,146
*,^	Hansol Technics Co. Ltd.	119,284	2,106
	Hanwha Investment & Securities Co. Ltd.	355,668	2,093
	Daewoong Pharmaceutical Co. Ltd.	34,299	2,064
	CJ Hellovision Co. Ltd.	187,583	2,032
*	Taeyoung Engineering & Construction Co. Ltd.	360,291	2,015
	POSCO Chemtech Co. Ltd.	15,623	1,995
^	Ahnlab Inc.	43,289	1,991
^	Hancom Inc.	105,851	1,984
^	KH Vatec Co. Ltd.	97,487	1,975
*	Hanwha General Insurance Co. Ltd.	421,490	1,928
*	Green Cross Cell Corp.	42,591	1,920
	SL Corp.	108,497	1,894
*	Korea Line Corp.	86,847	1,876
*,^	i-SENS Inc.	40,302	1,854
*,^	China Ocean Resources Co. Ltd.	530,937	1,847
	S&T Dynamics Co. Ltd.	143,070	1,831
^	SBS Media Holdings Co. Ltd.	370,045	1,831
	Humax Co. Ltd.	105,370	1,822
^	Posco ICT Co. Ltd.	360,699	1,817
	Daekyo Co. Ltd.	221,176	1,794
^	Sung Kwang Bend Co. Ltd.	121,771	1,778
^	MegaStudy Co. Ltd.	27,894	1,759
^	Chongkundang Holdings Corp.	25,685	1,727
	KT Skylife Co. Ltd.	102,576	1,666
*,^	Neowiz Games Corp.	81,815	1,662
	Cosmax BTI Inc	31,036	1,661
^	Sindoh Co. Ltd.	25,564	1,659
^	Lock&Lock Co. Ltd.	131,368	1,583
*,^	Eugene Investment & Securities Co. Ltd.	393,051	1,574
	Kyobo Securities Co. Ltd.	138,958	1,572
	Daishin Securities Co. Ltd. Preference Shares	203,122	1,571
	Samyang Corp.	14,363	1,511
^	Lumens Co. Ltd.	273,377	1,498
	SeAH Steel Corp.	19,508	1,481
	DuzonBIzon Co. Ltd.	130,835	1,455
	E1 Corp.	21,869	1,455
*,^	STS Semiconductor & Telecommunications	313,402	1,390
*,^	Eusu Holdings Co. Ltd.	136,161	1,378
	Hanil E-Hwa Co. Ltd.	94,696	1,378
*	Jusung Engineering Co. Ltd.	238,098	1,345
	Dae Han Flour Mills Co. Ltd.	7,065	1,324
	Namhae Chemical Corp.	143,223	1,310
*	Woongjin Thinkbig Co. Ltd.	137,783	1,304
^	Daeduck GDS Co. Ltd.	114,289	1,301
^	Iljin Display Co. Ltd.	126,642	1,284
	Kolon Corp.	30,530	1,269
	Hansol Holdings Co. Ltd.	169,101	1,268
	Dongbu Securities Co. Ltd.	204,672	1,254
*,^	Dongbu HiTek Co. Ltd.	155,564	1,190
*,^	Doosan Engine Co. Ltd.	181,734	1,178
*	Kwangju Bank	157,583	1,174
*,^	Foosung Co. Ltd.	309,713	1,172
*,^	TK Corp.	112,418	1,130
*,^	Pharmicell Co. Ltd.	292,853	1,118
	Youlchon Chemical Co. Ltd.	98,095	1,115
	KISCO Corp.	33,167	1,096
*	KTB Investment & Securities Co. Ltd.	313,918	1,072
^	Kumho Electric Co. Ltd.	55,850	1,038
	Sam Young Electronics Co. Ltd.	71,460	1,011
*,^	Insun ENT Co. Ltd.	215,005	984
^	GOLFZONYUWONHOLDINGS Co. Ltd.	78,555	968
	DY Corp.	122,437	955
	INTOPS Co. Ltd.	48,799	944

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	NEPES Corp.	106,422	843
*,^	Taewoong Co. Ltd.	54,225	829
^	Seoyon Co. Ltd.	67,687	814
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	802
*,^	3S Korea Co. Ltd.	256,028	783
*,^	Interflex Co. Ltd.	54,703	735
*	Duk San Neolux Co. Ltd.	31,092	641
	Hitejinro Holdings Co. Ltd.	46,396	600
*,^	Taihan Electric Wire Co. Ltd.	527,450	590
*,^	DY POWER Corp.	44,909	540
*	ICD Co. Ltd.	78,007	529
*,^	CUROCOM Co. Ltd.	407,211	522
^	EG Corp.	31,339	522
*,^	SK Communications Co. Ltd.	68,842	461
*,^	Duksan Hi-Metal Co. Ltd.	45,013	439
*,^	CNK International Co. Ltd.	259,916	418
*,^	Melfas Inc.	64,559	311
*,^	Dongbu Steel Co. Ltd.	60,770	311
*,^	STX Engine Co. Ltd.	80,200	263
*	Tera Resource Co. Ltd.	209,223	9
			5,232,114
Spain (2.3%)
*	Banco Santander SA	98,996,250	748,469
	Telefonica SA	31,916,322	485,781
	Banco Bilbao Vizcaya Argentaria SA	45,316,660	455,346
	Iberdrola SA	38,197,050	255,664
	Inditex SA	7,816,616	250,828
	Repsol SA	7,708,270	158,898
	Amadeus IT Holding SA	3,139,146	143,089
*,^	Banco de Sabadell SA	32,958,769	88,147
*	CaixaBank SA	14,765,545	74,058
*	Ferrovial SA	2,975,193	67,471
	Red Electrica Corp. SA	799,169	67,070
*	Banco Popular Espanol SA	11,414,651	59,391
	Gas Natural SDG SA	2,272,994	55,889
	Abertis Infraestructuras SA	2,898,659	53,414
	Grifols SA	1,227,894	52,102
*	Bankia SA	33,972,537	47,443
	Endesa SA	2,347,911	46,520
	Enagas SA	1,501,198	46,234
*	ACS Actividades de Construccion y Servicios SA	1,259,644	44,385
	Bankinter SA	5,090,417	38,498
	Distribuidora Internacional de Alimentacion SA	4,318,021	34,583
	Mapfre SA	7,513,389	27,921
	Bolsas y Mercados Espanoles SHMSF SA	564,254	25,243
*	Jazztel plc	1,610,384	23,251
*	Mediaset Espana Comunicacion SA	1,654,433	22,425
*	Gamesa Corp. Tecnologica SA	1,645,222	22,001
	Viscofan SA	341,694	21,718
^	Merlin Properties Socimi SA	1,418,868	19,379
*	Banco Santander SA ADR	2,675,841	18,579
	Zardoya Otis SA	1,285,743	16,576
*	Acerinox SA	1,004,726	14,661
*	Acciona SA	187,954	14,220
*,^	Fomento de Construcciones y Contratas SA	985,711	12,642
	Banco Santander SA ADR	1,665,671	12,526
	Ebro Foods SA	636,146	12,340
^	Abengoa SA	3,708,195	11,985
	Grupo Catalana Occidente SA	332,047	10,680
	Tecnicas Reunidas SA	227,189	10,567
^	Indra Sistemas SA	837,025	9,853
*	Applus Services SA	728,609	8,783
	Prosegur Cia de Seguridad SA	1,462,892	8,433
*	Almirall SA	445,369	8,397

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*,^	Inmobiliaria Colonial SA	12,187,875	8,362
^	Melia Hotels International SA	610,412	7,632
*,^	NH Hotel Group SA	1,298,338	7,559
	Atresmedia Corp. de Medios de Comunicacion SA	420,873	6,798
^	Obrascon Huarte Lain SA	281,979	6,541
	Corp Financiera Alba SA	126,752	6,439
	Cia de Distribucion Integral Logista Holdings SA	280,153	5,980
*,^	Sacyr SA	1,241,034	5,572
*,^	Zeltia SA	1,131,251	5,232
*	Liberbank SA	5,827,639	5,034
^	Construcciones y Auxiliar de Ferrocarriles SA	14,082	4,911
	CIE Automotive SA	307,691	4,676
*	Faes Farma SA	1,807,916	4,672
	Ence Energia y Celulosa SA	1,007,950	3,636
*,^	Promotora de Informaciones SA	10,695,847	3,513
	Papeles y Cartones de Europa SA	341,792	2,214
	Duro Felguera SA	493,863	1,990
*,^	Deoleo SA	2,884,888	1,484
^	Tubos Reunidos SA	707,792	1,323
	Tubacex SA	333,164	1,127
*	Banco Santander SA Rights	2,675,841	389
*,^	Let's GOWEX SA	155,449	—
*	Pescanova SA	63,151	—
			3,700,544
Sweden (2.1%)
	Nordea Bank AB	23,436,402	297,763
^	Hennes & Mauritz AB Class B	7,006,107	278,540
	Telefonaktiebolaget LM Ericsson Class B	22,001,392	240,624
	Swedbank AB Class A	7,701,438	179,079
	Svenska Handelsbanken AB Class A	3,541,843	163,488
	Volvo AB Class B	11,255,076	155,491
^	Atlas Copco AB Class A	4,569,842	142,638
	Investor AB Class B	3,340,013	136,098
	Skandinaviska Enskilda Banken AB Class A	10,735,422	135,660
	Assa Abloy AB Class B	2,310,001	134,012
	TeliaSonera AB	19,193,568	119,329
	Svenska Cellulosa AB SCA Class B	4,278,676	108,229
	Sandvik AB	7,956,412	100,562
^	Atlas Copco AB Class B	2,878,343	80,146
	SKF AB	3,068,418	74,946
*	Hexagon AB Class B	1,891,369	70,057
	Skanska AB Class B	2,663,783	59,278
	Investment AB Kinnevik	1,515,013	52,212
	Electrolux AB Class B	1,644,609	49,244
^	Swedish Match AB	1,473,092	45,348
	Boliden AB	2,024,326	43,980
^	Alfa Laval AB	2,300,514	42,941
^	Trelleborg AB Class B	1,788,073	35,041
	Meda AB Class A	2,031,300	34,096
	Securitas AB Class B	2,250,935	33,662
	Getinge AB	1,342,549	32,630
	Industrivarden AB Class A	1,424,504	30,535
	Tele2 AB	2,274,934	30,343
	Industrivarden AB	1,206,772	25,144
*	Lundin Petroleum AB	1,549,701	25,085
	Elekta AB Class B	2,623,068	24,545
^	ICA Gruppen AB	562,943	20,883
^	Husqvarna AB	2,695,342	19,937
	NCC AB Class B	599,451	19,658
	Hexpol AB	182,032	19,507
	BillerudKorsnas AB	1,125,842	19,488
	Castellum AB	1,209,600	18,860
*	Swedish Orphan Biovitrum AB	1,168,925	18,787
	Fabege AB	975,409	14,869

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Loomis AB Class B	448,360	14,370
	Modern Times Group MTG AB Class B	392,583	13,055
*	Betsson AB	296,032	12,393
	Wallenstam AB	733,633	12,369
*	Axfood AB	775,135	12,245
*	Fastighets AB Balder	678,100	12,087
	Holmen AB	362,565	11,997
	AAK AB	187,461	11,860
	Hufvudstaden AB Class A	823,169	11,379
	Nibe Industrier AB Class B	420,009	11,187
	Indutrade AB	227,148	11,097
	JM AB	372,966	11,096
*,^	SSAB AB Class A	1,671,921	10,114
	Peab AB	1,184,528	9,990
	Kungsleden AB	1,341,795	9,767
^	Ratos AB	1,430,443	9,754
^	Wihlborgs Fastigheter AB	482,454	9,338
	L E Lundbergforetagen AB Class B	189,926	8,921
*	Net Entertainment NE AB Class B	231,544	8,754
^	Avanza Bank Holding AB	196,119	8,449
	Intrum Justitia AB	267,975	8,439
*	Com Hem Holding AB	980,417	8,231
	Saab AB Class B	307,263	7,931
*	SSAB AB Class B	1,368,890	7,110
*	Hemfosa Fastigheter AB	287,425	6,641
	Nobia AB	506,147	5,479
^	AF AB	392,886	5,343
	Haldex AB	314,194	4,695
^	Melker Schorling AB	77,173	4,645
	Concentric AB	323,215	4,573
^	Klovern AB Preference Shares	103,645	4,174
	Lindab International AB	433,559	3,787
	Rezidor Hotel Group AB	724,786	3,075
	Clas Ohlson AB	177,273	3,044
	SAS AB Preference Shares	49,798	2,981
	Klovern AB	2,673,117	2,965
	Investment AB Oresund	137,628	2,886
	Mekonomen AB	107,773	2,682
^	Nordnet AB	549,162	2,508
*	Bure Equity AB	393,233	2,405
*,^	Qliro Group AB	1,096,736	2,036
	Fastighets AB Balder Preference Shares	46,916	1,998
*,^	SAS AB	1,016,291	1,964
	Sagax AB Preference Shares	434,411	1,926
	SkiStar AB	159,439	1,917
	NCC AB Class A	36,875	1,217
	KappAhl AB	198,987	908
*	Active Biotech AB	10,544	14
*	Eniro AB	8,242	2
			3,458,533
Switzerland (6.0%)
	Nestle SA	23,532,607	1,825,759
	Novartis AG	17,185,277	1,754,139
	Roche Holding AG	5,185,030	1,483,723
*	UBS Group AG	25,241,516	504,258
	ABB Ltd.	16,675,095	365,392
	Cie Financiere Richemont SA	3,767,258	335,787
	Zurich Insurance Group AG	1,087,902	335,785
	Credit Suisse Group AG	11,775,827	311,672
	Syngenta AG	676,704	226,445
	Swiss Re AG	2,523,926	223,891
	Holcim Ltd.	1,681,621	135,085
	Givaudan SA	68,198	127,610
	Actelion Ltd.	774,151	101,863

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Swatch Group AG (Bearer)	223,697	100,005
	Swisscom AG	168,025	99,892
	Adecco SA	1,221,981	99,587
	Geberit AG	277,211	98,181
	Julius Baer Group Ltd.	1,609,314	84,233
	SGS SA	37,701	73,049
	Swiss Life Holding AG	236,148	56,038
	Kuehne & Nagel International AG	372,501	55,869
	Schindler Holding AG	327,175	55,347
	Lonza Group AG	384,086	54,306
	Sika AG	15,483	53,143
	Sonova Holding AG	381,950	52,768
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	755	48,565
^	Transocean Ltd.	2,554,322	45,758
*	Baloise Holding AG	344,264	44,801
	Clariant AG	1,988,132	43,649
	Partners Group Holding AG	130,806	40,999
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	7,064	38,601
	Swiss Prime Site AG	426,085	37,358
	Aryzta AG (Switzerland Shares)	542,506	36,607
*	Dufry AG	235,077	34,565
^	Galenica AG	35,840	33,464
	Swatch Group AG (Registered)	354,283	31,391
	PSP Swiss Property AG	295,055	27,521
*	GAM Holding AG	1,200,045	27,074
	Schindler Holding AG (Registered)	153,818	25,624
	Helvetia Holding AG	44,466	25,263
	BB Biotech AG	84,217	24,646
	EMS-Chemie Holding AG	53,628	22,507
*	ams AG	412,924	22,450
	Georg Fischer AG	30,111	21,298
	Sulzer AG	171,607	19,149
	Kaba Holding AG Class B	28,186	18,512
	Flughafen Zuerich AG	22,547	17,559
	Barry Callebaut AG	14,252	17,289
	OC Oerlikon Corp. AG	1,270,034	16,614
	Straumann Holding AG	57,074	16,148
	Logitech International SA	1,070,566	16,072
	DKSH Holding AG	195,535	15,388
	Pargesa Holding SA	208,902	15,216
	Panalpina Welttransport Holding AG	102,322	14,269
^	Banque Cantonale Vaudoise	21,016	12,377
	Forbo Holding AG	9,819	11,892
	Leonteq AG	69,292	11,877
^	Bucher Industries AG	46,923	11,794
	Tecan Group AG	81,277	10,802
	Valiant Holding AG	116,707	10,522
	Temenos Group AG	289,517	10,521
	Burckhardt Compression Holding AG	23,656	10,300
*	Cembra Money Bank AG	154,233	10,261
	Mobimo Holding AG	45,862	10,233
	Allreal Holding AG	69,886	10,027
	Vontobel Holding AG	224,133	9,958
	Belimo Holding AG	3,376	8,191
	Autoneum Holding AG	34,917	7,711
	Implenia AG	105,654	7,234
	Gategroup Holding AG	195,260	6,828
	Kuoni Reisen Holding AG	20,031	6,730
	St. Galler Kantonalbank AG	16,532	6,308
	Conzzeta AG	1,660	6,258
	Schweiter Technologies AG	6,844	5,954
*	Cosmo Pharmaceuticals SA	35,138	5,939
	Rieter Holding AG	33,388	5,500
	Daetwyler Holding AG	38,432	5,455

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Aryzta AG (Ireland Shares)	76,275	5,113
	Emmi AG	15,335	5,082
	Huber & Suhner AG	106,269	4,909
*,^	Meyer Burger Technology AG	658,556	4,504
	Valora Holding AG	20,052	4,500
	Ascom Holding AG	251,900	4,485
	EFG International AG	284,637	4,178
	VZ Holding AG	18,570	3,985
*,^	Basilea Pharmaceutica	33,186	3,959
	Kudelski SA	252,722	3,790
*	Zehnder Group AG	74,238	3,515
*	Schmolz & Bickenbach AG	3,640,853	3,508
	BKW AG	77,556	3,050
	Liechtensteinische Landesbank AG	75,116	3,044
	Siegfried Holding AG	16,794	2,855
*	AFG Arbonia-Forster Holding AG	126,622	2,701
	Vetropack Holding AG	1,544	2,633
	Basler Kantonalbank	32,241	2,476
	Swissquote Group Holding SA	67,865	2,165
*	Ypsomed Holding AG	21,830	2,118
*,^	Alpiq Holding AG	20,410	1,781
	Bachem Holding AG	21,734	1,171
*	Orascom Development Holding AG	68,331	1,062
			9,691,440
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	156,741,063	754,594
	Hon Hai Precision Industry Co. Ltd.	93,580,511	280,409
	MediaTek Inc.	10,766,807	138,399
	Fubon Financial Holding Co. Ltd.	53,672,018	115,425
	Nan Ya Plastics Corp.	42,192,907	103,702
	Cathay Financial Holding Co. Ltd.	58,689,012	102,531
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,004,202	97,863
	Formosa Plastics Corp.	36,129,091	92,873
	Delta Electronics Inc.	14,961,240	90,029
	CTBC Financial Holding Co. Ltd.	109,121,515	84,937
	Formosa Chemicals & Fibre Corp.	32,407,645	82,580
	China Steel Corp.	91,674,848	77,003
	Largan Precision Co. Ltd.	742,376	74,391
	Mega Financial Holding Co. Ltd.	73,792,873	65,636
	Chunghwa Telecom Co. Ltd.	20,121,456	64,938
	Catcher Technology Co. Ltd.	5,318,800	62,240
	Uni-President Enterprises Corp.	34,199,274	55,969
	Asustek Computer Inc.	5,280,168	55,940
	Hotai Motor Co. Ltd.	3,015,000	52,239
	Quanta Computer Inc.	19,490,950	48,901
	Advanced Semiconductor Engineering Inc.	30,966,201	43,914
	China Development Financial Holding Corp.	105,379,856	43,904
	Taiwan Mobile Co. Ltd.	12,333,400	43,451
	Yuanta Financial Holding Co. Ltd.	72,804,825	42,316
	Innolux Corp.	72,159,024	37,222
	Pegatron Corp.	12,496,639	37,021
	Formosa Petrochemical Corp.	13,955,950	35,979
	E.Sun Financial Holding Co. Ltd.	49,472,683	33,876
	First Financial Holding Co. Ltd.	53,728,082	33,778
	Taiwan Cement Corp.	23,651,700	33,589
	Cheng Shin Rubber Industry Co. Ltd.	13,686,828	32,756
	Far Eastern New Century Corp.	29,152,693	32,022
	Hua Nan Financial Holdings Co. Ltd.	51,669,531	31,739
	United Microelectronics Corp.	64,096,175	30,710
	President Chain Store Corp.	4,129,116	30,556
	Hermes Microvision Inc.	414,509	29,147
	Taiwan Cooperative Financial Holding Co. Ltd.	53,949,451	29,108
	SinoPac Financial Holdings Co. Ltd.	63,588,694	28,822
	Compal Electronics Inc.	30,725,689	27,973

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Far EasTone Telecommunications Co. Ltd.	11,722,000	27,948
	Taishin Financial Holding Co. Ltd.	60,936,407	27,896
	Pou Chen Corp.	19,568,517	27,422
^	Chunghwa Telecom Co. Ltd. ADR	796,586	25,634
	China Life Insurance Co. Ltd.	22,108,382	23,403
*	HTC Corp.	5,540,792	22,813
	Foxconn Technology Co. Ltd.	7,784,705	22,187
	Novatek Microelectronics Corp.	4,230,275	22,110
	Asia Cement Corp.	17,130,567	21,662
*	Inotera Memories Inc.	18,851,002	21,648
	Advanced Semiconductor Engineering Inc. ADR	2,937,290	20,943
	Advantech Co. Ltd.	2,504,851	20,634
	Chailease Holding Co. Ltd.	7,445,510	20,407
	Lite-On Technology Corp.	15,756,426	19,908
	Eclat Textile Co. Ltd.	1,434,011	19,199
	Siliconware Precision Industries Co. Ltd. ADR	2,259,495	18,324
	Giant Manufacturing Co. Ltd.	2,062,319	17,788
	Siliconware Precision Industries Co. Ltd.	10,586,000	17,391
	AU Optronics Corp.	34,586,640	17,357
	Shin Kong Financial Holding Co. Ltd.	50,810,811	16,479
	Highwealth Construction Corp.	6,097,600	15,906
	Inventec Corp.	22,312,315	15,746
	Chang Hwa Commercial Bank Ltd.	25,487,267	15,573
	AU Optronics Corp. ADR	2,966,583	14,892
	Wistron Corp.	17,356,049	14,765
*	Acer Inc.	21,425,682	14,010
	Merida Industry Co. Ltd.	1,825,232	13,676
	Synnex Technology International Corp.	9,573,463	13,565
	WPG Holdings Ltd.	10,785,553	13,494
	Feng TAY Enterprise Co. Ltd.	2,156,011	13,304
	Teco Electric and Machinery Co. Ltd.	13,528,000	13,134
	Ruentex Industries Ltd.	5,249,340	12,889
	Hiwin Technologies Corp.	1,570,298	11,973
	Chicony Electronics Co. Ltd.	4,135,883	11,893
	United Microelectronics Corp. ADR	4,793,441	11,600
	Ruentex Development Co. Ltd.	6,470,304	11,499
	TPK Holding Co. Ltd.	1,838,695	11,422
*	Eva Airways Corp.	14,324,178	11,292
	Epistar Corp.	6,982,760	10,907
	Realtek Semiconductor Corp.	3,449,215	10,742
	Zhen Ding Technology Holding Ltd.	3,071,355	10,693
	Simplo Technology Co. Ltd.	2,146,443	10,623
	Radiant Opto-Electronics Corp.	3,216,948	10,579
	Taiwan Fertilizer Co. Ltd.	5,502,000	10,119
	Chipbond Technology Corp.	4,479,000	9,679
	Yageo Corp.	4,649,407	9,560
	Powertech Technology Inc.	5,173,955	9,552
	Makalot Industrial Co. Ltd.	1,207,691	9,444
	Formosa Taffeta Co. Ltd.	7,548,000	8,979
	CTCI Corp.	5,080,000	8,932
	Phison Electronics Corp.	966,510	8,914
	Vanguard International Semiconductor Corp.	5,781,000	8,878
*	China Airlines Ltd.	16,619,646	8,838
	Kenda Rubber Industrial Co. Ltd.	4,509,838	8,817
*	Taiwan Business Bank	26,241,905	8,640
	Wan Hai Lines Ltd.	7,791,325	8,639
	Yulon Motor Co. Ltd.	6,348,015	8,284
*	Evergreen Marine Corp. Taiwan Ltd.	12,055,979	8,201
	Airtac International Group	998,600	8,163
	Transcend Information Inc.	2,102,363	8,078
	PChome Online Inc.	469,979	7,950
	King's Town Bank Co. Ltd.	7,588,000	7,777
	King Slide Works Co. Ltd.	480,000	7,549
	King Yuan Electronics Co. Ltd.	7,870,000	7,154

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Clevo Co.	4,535,796	7,150
*	Walsin Lihwa Corp.	24,166,000	7,130
	Tripod Technology Corp.	3,605,023	7,042
	Taiwan Glass Industry Corp.	9,752,747	6,990
	Win Semiconductors Corp.	5,326,000	6,904
	Eternal Materials Co. Ltd.	6,016,001	6,865
*	Winbond Electronics Corp.	20,390,000	6,750
	Standard Foods Corp.	2,696,967	6,685
	Far Eastern Department Stores Ltd.	8,268,977	6,646
	Everlight Electronics Co. Ltd.	2,853,497	6,597
*	China Petrochemical Development Corp.	17,162,647	6,444
*	Macronix International	26,344,878	6,384
	TSRC Corp.	5,412,626	6,235
	Chroma ATE Inc.	2,577,800	6,209
	Taiwan Secom Co. Ltd.	2,058,920	6,195
	St. Shine Optical Co. Ltd.	349,000	6,152
	Capital Securities Corp.	16,617,175	6,147
*	Nanya Technology Corp.	2,726,000	6,054
	Yungtay Engineering Co. Ltd.	2,599,000	5,970
	Micro-Star International Co. Ltd.	4,987,000	5,952
	Kinsus Interconnect Technology Corp.	1,942,000	5,923
	Unimicron Technology Corp.	9,865,750	5,873
	Poya International Co. Ltd.	543,222	5,802
*	eMemory Technology Inc.	504,000	5,691
	Sino-American Silicon Products Inc.	3,847,428	5,660
	Richtek Technology Corp.	998,105	5,644
	Nan Kang Rubber Tire Co. Ltd.	5,468,209	5,618
	Cheng Uei Precision Industry Co. Ltd.	2,777,485	5,462
	China Steel Chemical Corp.	1,103,000	5,356
	Taichung Commercial Bank Co. Ltd.	14,826,707	5,297
	Coretronic Corp.	3,878,000	5,266
*	Yang Ming Marine Transport Corp.	10,016,553	5,244
	Asia Pacific Telecom Co. Ltd.	12,150,848	5,232
	FLEXium Interconnect Inc.	1,457,804	5,167
	Compeq Manufacturing Co. Ltd.	8,101,000	5,128
	Ginko International Co. Ltd.	343,000	5,013
	Tainan Spinning Co. Ltd.	8,624,193	5,003
	Far Eastern International Bank	13,294,090	4,904
	Taiwan Paiho Ltd.	1,777,300	4,826
	Wistron NeWeb Corp.	1,811,293	4,806
	Neo Solar Power Corp.	5,348,831	4,793
	Chin-Poon Industrial Co. Ltd.	2,457,000	4,723
	Tung Ho Steel Enterprise Corp.	6,006,842	4,693
	MIN AIK Technology Co. Ltd.	1,254,000	4,686
	Elan Microelectronics Corp.	2,854,000	4,673
	Oriental Union Chemical Corp.	5,212,700	4,666
	U-Ming Marine Transport Corp.	3,090,000	4,636
	Feng Hsin Iron & Steel Co.	3,402,000	4,628
	Casetek Holdings Ltd.	758,000	4,601
*	Aerospace Industrial Development Corp.	3,157,590	4,574
	Parade Technologies Ltd.	456,805	4,520
	Depo Auto Parts Ind Co. Ltd.	980,000	4,514
	Jih Sun Financial Holdings Co. Ltd.	15,130,491	4,509
	Firich Enterprises Co. Ltd.	1,254,879	4,509
*	Sanyang Motor Co. Ltd.	5,061,540	4,492
	Formosa International Hotels Corp.	419,455	4,478
*	Qisda Corp.	10,162,880	4,437
	Ton Yi Industrial Corp.	5,568,850	4,387
	Gigabyte Technology Co. Ltd.	3,608,000	4,378
	Wowprime Corp.	472,015	4,362
	China Motor Corp.	5,015,000	4,253
	Grape King Bio Ltd.	769,000	4,189
	Tong Yang Industry Co. Ltd.	3,524,126	4,177
*	Kinpo Electronics	9,729,000	4,176

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Cathay Real Estate Development Co. Ltd.	6,611,000	4,147
	Grand Pacific Petrochemical	6,462,000	4,143
	YFY Inc.	9,740,515	4,138
	Huaku Development Co. Ltd.	1,781,087	4,069
	WT Microelectronics Co. Ltd.	2,577,873	4,057
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,146,496	3,994
	Shinkong Synthetic Fibers Corp.	10,923,451	3,969
*	Tatung Co. Ltd.	14,841,738	3,935
	Lung Yen Life Service Corp.	1,475,000	3,925
	President Securities Corp.	6,536,926	3,909
*	Voltronic Power Technology Corp.	311,000	3,858
	China Synthetic Rubber Corp.	3,588,000	3,826
*	PharmaEngine Inc.	410,000	3,684
	HannStar Display Corp.	18,084,060	3,652
	Prince Housing & Development Corp.	8,370,559	3,615
	Cleanaway Co. Ltd.	581,000	3,600
	Formosan Rubber Group Inc.	3,347,000	3,591
*	Hota Industrial Manufacturing Co. Ltd.	1,419,000	3,573
*	Ta Chong Bank Ltd.	9,942,659	3,564
	Sercomm Corp.	1,581,000	3,533
	USI Corp.	6,509,105	3,511
	TA Chen Stainless Pipe	5,190,500	3,500
	Tong Hsing Electronic Industries Ltd.	1,086,259	3,480
	Faraday Technology Corp.	2,523,110	3,468
	Elite Material Co. Ltd.	2,079,965	3,467
*	Goldsun Development & Construction Co. Ltd.	10,152,830	3,463
	Mitac Holdings Corp.	4,227,997	3,449
	Flytech Technology Co. Ltd.	825,775	3,427
	LCY Chemical Corp.	5,222,288	3,416
	TTY Biopharm Co. Ltd.	1,540,780	3,414
*	Medigen Biotechnology Corp.	791,032	3,397
	Ardentec Corp.	3,527,792	3,302
	Great Wall Enterprise Co. Ltd.	4,026,920	3,285
	AmTRAN Technology Co. Ltd.	5,579,716	3,194
*	Xxentria Technology Materials Corp.	971,224	3,179
	ScinoPharm Taiwan Ltd.	1,894,318	3,172
	San Shing Fastech Corp.	1,245,468	3,165
	Gigasolar Materials Corp.	182,600	3,149
	Lien Hwa Industrial Corp.	4,496,767	3,100
*	Mercuries Life Insurance Co. Ltd.	5,037,733	3,095
	Farglory Land Development Co. Ltd.	2,581,815	3,083
*	China Man-Made Fiber Corp.	8,402,000	3,011
	Universal Cement Corp.	2,810,097	3,003
	Motech Industries Inc.	2,328,100	2,984
	Silergy Corp.	301,000	2,978
	Taiwan PCB Techvest Co. Ltd.	1,832,153	2,977
	Test Research Inc.	1,454,503	2,958
*	Primax Electronics Ltd.	2,246,000	2,957
*	Nan Ya Printed Circuit Board Corp.	1,659,059	2,954
	Chong Hong Construction Co. Ltd.	1,292,968	2,948
*	Orient Semiconductor Electronics Ltd.	5,569,000	2,933
	Taiwan Sogo Shin Kong SEC	2,167,950	2,924
*	E Ink Holdings Inc.	6,437,000	2,916
	Cheng Loong Corp.	6,719,600	2,916
	Greatek Electronics Inc.	2,166,000	2,905
	China Bills Finance Corp.	7,466,000	2,899
	AcBel Polytech Inc.	2,927,000	2,875
*	FocalTech Systems Co. Ltd.	2,802,200	2,860
*	Taiwan FamilyMart Co. Ltd.	367,000	2,858
	Namchow Chemical Industrial Co. Ltd.	1,285,000	2,850
*	XPEC Entertainment Inc.	578,000	2,829
	Taiwan Surface Mounting Technology Co. Ltd.	2,130,684	2,819
	Merry Electronics Co. Ltd.	1,230,976	2,817
	YungShin Global Holding Corp.	1,542,000	2,802

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	IEI Integration Corp.	1,576,694	2,798
	Shin Zu Shing Co. Ltd.	1,003,000	2,778
	Long Bon International Co. Ltd.	3,424,000	2,744
	Radium Life Tech Co. Ltd.	5,263,515	2,740
	Hey Song Corp.	2,153,500	2,709
	Taiwan Cogeneration Corp.	2,690,550	2,659
	Sitronix Technology Corp.	727,000	2,623
*	Adlink Technology Inc.	836,000	2,620
	TXC Corp.	2,016,979	2,618
	Aten International Co. Ltd.	879,000	2,600
	Toung Loong Textile Manufacturing	657,000	2,592
*	Taiwan Life Insurance Co. Ltd.	2,754,577	2,590
	Taiwan Acceptance Corp.	956,000	2,572
*	Center Laboratories Inc.	888,000	2,565
*	Lextar Electronics Corp.	2,792,000	2,523
	Taiwan Land Development Corp.	4,841,387	2,518
*	Lealea Enterprise Co. Ltd.	6,920,197	2,517
	Masterlink Securities Corp.	6,708,436	2,502
	Yieh Phui Enterprise Co. Ltd.	7,909,596	2,490
	Pixart Imaging Inc.	816,711	2,489
	Elite Semiconductor Memory Technology Inc.	1,759,000	2,467
*	Shining Building Business Co. Ltd.	4,134,380	2,454
	Nan Liu Enterprise Co. Ltd.	394,000	2,431
	UPC Technology Corp.	6,147,767	2,424
	Solar Applied Materials Technology Co.	2,755,740	2,411
*	Darwin Precisions Corp.	4,125,000	2,410
	Everlight Chemical Industrial Corp.	2,607,464	2,382
	A-DATA Technology Co. Ltd.	1,504,087	2,379
	Wah Lee Industrial Corp.	1,272,000	2,379
	Taiwan TEA Corp.	4,175,000	2,375
	Hung Sheng Construction Ltd.	3,285,000	2,356
*	Microbio Co. Ltd.	2,732,907	2,349
*	Chimei Materials Technology Corp.	2,179,000	2,342
*	TWi Pharmaceuticals Inc.	348,000	2,318
	BES Engineering Corp.	9,325,000	2,292
	Brogent Technologies Inc.	181,000	2,287
	Career Technology MFG. Co. Ltd.	2,294,000	2,278
	Dynapack International Technology Corp.	939,000	2,277
*	Sporton International Inc.	401,000	2,274
*	Walsin Technology Corp.	4,935,954	2,274
	Wei Chuan Foods Corp.	2,898,000	2,272
	Chlitina Holding Ltd.	367,300	2,255
	Zeng Hsing Industrial Co. Ltd.	371,000	2,248
	Sigurd Microelectronics Corp.	2,366,000	2,234
	Long Chen Paper Co. Ltd.	5,008,613	2,213
	Soft-World International Corp.	764,620	2,174
	D-Link Corp.	4,196,480	2,173
	Great China Metal Industry	1,966,000	2,155
*	CMC Magnetics Corp.	17,308,000	2,149
	Ambassador Hotel	2,303,000	2,141
*	Rich Development Co. Ltd.	4,968,000	2,138
*	Taiwan Liposome Co. Ltd.	291,000	2,125
*	Asia Optical Co. Inc.	1,696,000	2,097
	Systex Corp.	1,086,000	2,093
	Kindom Construction Corp.	2,312,000	2,086
	Visual Photonics Epitaxy Co. Ltd.	1,755,750	2,086
	Topco Scientific Co. Ltd.	1,014,178	2,080
*	Elite Advanced Laser Corp.	479,000	2,078
	Unity Opto Technology Co. Ltd.	1,899,409	2,056
*	Taigen Biopharmaceuticals Holdings Ltd.	2,207,000	2,032
	ITEQ Corp.	2,435,140	2,022
	China Metal Products	1,934,243	2,019
*	Li Peng Enterprise Co. Ltd.	5,438,443	2,010
	Mercuries & Associates Holding Ltd.	2,878,641	2,006

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Syncmold Enterprise Corp.	918,000	1,994
	Holtek Semiconductor Inc.	1,089,000	1,992
	Evergreen International Storage & Transport Corp.	3,409,000	1,991
	YC INOX Co. Ltd.	2,409,000	1,960
	Federal Corp.	3,312,096	1,954
	Rechi Precision Co. Ltd.	1,798,596	1,948
	Gloria Material Technology Corp.	2,612,824	1,947
	Elitegroup Computer Systems Co. Ltd.	1,935,441	1,934
	Johnson Health Tech Co. Ltd.	745,408	1,929
	Taiwan Styrene Monomer	3,966,342	1,923
	KEE TAI Properties Co. Ltd.	2,930,740	1,921
*	Kuo Toong International Co. Ltd.	1,135,000	1,920
	Test Rite International Co. Ltd.	2,799,314	1,914
	Continental Holdings Corp.	5,250,900	1,909
	Yulon Nissan Motor Co. Ltd.	184,179	1,906
*	Ichia Technologies Inc.	2,236,000	1,897
	Kinik Co.	892,000	1,895
*	Ho Tung Chemical Corp.	6,552,250	1,894
	Holy Stone Enterprise Co. Ltd.	1,317,500	1,878
	Gourmet Master Co. Ltd.	436,000	1,858
*	Posiflex Technology Inc.	342,000	1,850
*	Topkey Corp.	411,000	1,847
	Sinyi Realty Inc.	1,596,348	1,843
	Green Seal Holding Ltd.	382,900	1,821
	Lotes Co. Ltd.	439,000	1,812
	Accton Technology Corp.	3,483,800	1,809
*	Ritek Corp.	17,742,000	1,808
	CyberTAN Technology Inc.	2,281,000	1,801
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	611,000	1,791
	Unitech Printed Circuit Board Corp.	3,920,248	1,774
	Alpha Networks Inc.	2,359,000	1,767
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,415,250	1,733
	Pan-International Industrial Corp.	2,815,991	1,714
	Senao International Co. Ltd.	1,118,000	1,706
	Getac Technology Corp.	2,777,000	1,705
*	Gigastorage Corp.	1,936,096	1,690
	Sincere Navigation Corp.	2,114,000	1,683
*	Gintech Energy Corp.	2,623,149	1,675
	Asia Polymer Corp.	2,255,300	1,664
	Altek Corp.	1,512,353	1,658
	Huang Hsiang Construction Corp.	1,145,000	1,654
*	King's Town Construction Co. Ltd.	1,845,854	1,642
*	Etron Technology Inc.	2,823,000	1,637
	Taiwan Semiconductor Co. Ltd.	1,537,000	1,618
*	E-Ton Solar Tech Co. Ltd.	3,062,096	1,601
	Asia Vital Components Co. Ltd.	1,819,148	1,587
	Kuoyang Construction Co. Ltd.	3,279,696	1,574
*	Sunplus Technology Co. Ltd.	3,177,000	1,563
	United Integrated Services Co. Ltd.	1,318,000	1,528
	CSBC Corp. Taiwan	2,795,100	1,523
	OptoTech Corp.	3,319,000	1,509
*	Pihsiang Machinery Manufacturing Co. Ltd.	779,000	1,506
	Taiflex Scientific Co. Ltd.	996,852	1,487
*	G Tech Optoelectronics Corp.	1,697,334	1,483
	Tong-Tai Machine & Tool Co. Ltd.	1,567,626	1,481
	Sampo Corp.	3,267,000	1,481
*	Genius Electronic Optical Co. Ltd.	513,363	1,463
*	Solartech Energy Corp.	2,193,364	1,456
	Nien Hsing Textile Co. Ltd.	1,536,468	1,438
*	Chung Hwa Pulp Corp.	3,986,820	1,433
*	Gold Circuit Electronics Ltd.	2,844,000	1,424
	International Games System Co. Ltd.	343,000	1,414
	Unizyx Holding Corp.	2,666,000	1,404
*	Lotus Pharmaceutical Co. Ltd.	449,000	1,403

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Chia Hsin Cement Corp.	3,020,112	1,399
	ALI Corp.	1,838,000	1,394
	Sonix Technology Co. Ltd.	924,000	1,392
	Global Unichip Corp.	522,000	1,371
	GeoVision Inc.	391,189	1,364
	WUS Printed Circuit Co. Ltd.	1,816,000	1,359
*	Chung Hung Steel Corp.	5,892,240	1,349
	Ability Enterprise Co. Ltd.	2,346,000	1,339
	Jentech Precision Industrial Co. Ltd.	611,354	1,337
	Gemtek Technology Corp.	1,807,564	1,336
	Kerry TJ Logistics Co. Ltd.	999,349	1,326
	Global Mixed Mode Technology Inc.	463,000	1,319
	Weltrend Semiconductor	1,366,500	1,307
	China General Plastics Corp.	2,886,920	1,306
	CHC Healthcare Group	639,333	1,280
	Zinwell Corp.	1,311,000	1,279
	HUA ENG Wire & Cable	3,871,000	1,263
*	Green Energy Technology Inc.	1,975,405	1,262
	China Chemical & Pharmaceutical Co. Ltd.	1,872,000	1,258
*	Concord Securities Corp.	4,552,219	1,237
	Taiwan Fire & Marine Insurance Co. Ltd.	1,561,000	1,230
	ITE Technology Inc.	971,625	1,229
	Hung Poo Real Estate Development Corp.	1,371,946	1,221
*	Pan Jit International Inc.	2,692,000	1,206
*	Wafer Works Corp.	2,887,674	1,200
	Lingsen Precision Industries Ltd.	2,578,000	1,175
	Taiwan Sanyo Electric Co. Ltd.	1,173,750	1,173
	Lite-On Semiconductor Corp.	1,453,439	1,160
	Infortrend Technology Inc.	1,980,000	1,159
	Darfon Electronics Corp.	1,857,000	1,145
	Chun Yuan Steel	3,005,653	1,143
	Jess-Link Products Co. Ltd.	923,458	1,136
	Quanta Storage Inc.	1,051,000	1,123
	Basso Industry Corp.	716,000	1,113
	Vivotek Inc.	370,146	1,106
	Cyberlink Corp.	372,578	1,099
*	China Electric Manufacturing Corp.	2,735,000	1,053
*	Tyntek Corp.	1,906,438	1,037
*	HannsTouch Solution Inc.	5,094,000	1,036
*	Silicon Integrated Systems Corp.	3,736,000	1,014
	Eastern Media International Corp.	2,917,195	1,011
	Hsin Kuang Steel Co. Ltd.	1,620,000	976
*	TYC Brother Industrial Co. Ltd.	1,309,000	949
	Microlife Corp.	399,400	935
	Bank of Kaohsiung Co. Ltd.	2,457,895	806
	Sunrex Technology Corp.	1,288,000	795
	Young Optics Inc.	402,000	783
	FSP Technology Inc.	924,478	774
	Phihong Technology Co. Ltd.	1,483,000	771
*	Dynamic Electronics Co. Ltd.	1,867,000	759
	Globe Union Industrial Corp.	1,505,625	758
*	Genesis Photonics Inc.	1,546,931	744
	Champion Building Materials Co. Ltd.	2,475,000	743
	Shih Wei Navigation Co. Ltd.	1,261,457	738
	L&K Engineering Co. Ltd.	977,000	736
*	AGV Products Corp.	2,660,265	710
	Taiyen Biotech Co. Ltd.	788,979	683
*	First Steamship Co. Ltd.	1,219,000	679
	Chinese Maritime Transport Ltd.	631,000	668
	Ta Ya Electric Wire & Cable	3,136,950	662
	ACES Electronic Co. Ltd.	605,000	620
	ENG Electric Co. Ltd.	802,135	607
*	LES Enphants Co. Ltd.	1,108,461	603
*	Chinese Gamer International Corp.	352,000	594

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Tsann Kuen Enterprise Co. Ltd.	582,000	583
*	Entire Technology Co. Ltd.	798,617	560
*	Microelectronics Technology Inc.	1,313,000	533
*	Global Brands Manufacture Ltd.	1,714,462	527
	Sheng Yu Steel Co. Ltd.	715,000	512
	Taiwan Mask Corp.	1,546,000	506
*	Giantplus Technology Co. Ltd.	1,443,000	506
	Advanced International Multitech Co. Ltd.	646,000	504
	AV Tech Corp.	372,000	503
	Newmax Technology Co. Ltd.	532,294	502
	Taiwan Navigation Co. Ltd.	747,000	496
	Globalwafers Co. Ltd.	156,210	484
	Silitech Technology Corp.	619,405	473
	KYE Systems Corp.	1,229,892	459
*	Young Fast Optoelectronics Co. Ltd.	754,143	418
*	J Touch Corp.	729,000	398
*	Mosel Vitelic Inc.	2,174,000	360
	Avermedia Technologies	859,000	347
*	Via Technologies Inc.	1,019,860	302
*	Tatung Co. Ltd. GDR	38,879	207
*	ProMOS Technologies Inc.	5,975,000	—
			4,961,791
Thailand (0.5%)
	Advanced Info Service PCL (Foreign)	6,120,100	44,421
*	PTT PCL	3,924,800	42,317
	Siam Cement PCL (Foreign)	2,204,600	35,870
*	Siam Commercial Bank PCL (Local)	7,071,500	34,026
	Kasikornbank PCL (Foreign)	5,242,200	33,263
	CP ALL PCL (Foreign)	21,481,570	27,327
	Intouch Holdings PCL	11,124,700	25,934
	PTT PCL (Foreign)	2,366,115	25,512
	PTT Exploration & Production PCL (Foreign)	6,317,769	22,379
*	Kasikornbank PCL	3,382,600	21,464
	Siam Commercial Bank PCL (Foreign)	4,402,600	21,184
	Bangkok Bank PCL (Foreign)	3,505,600	19,675
	Airports of Thailand PCL (Foreign)	2,205,300	19,336
*	Advanced Info Service PCL (Local)	2,641,492	19,172
	Big C Supercenter PCL	2,578,400	17,287
*	True Corp. PCL	42,371,200	15,608
*	PTT Global Chemical PCL (Local)	8,012,300	15,586
*	CP ALL PCL (Local)	11,090,100	14,108
*	PTT Exploration and Production PCL (Local)	3,903,500	13,827
	Total Access Communication PCL	5,206,600	13,677
*	Bumrungrad Hospital PCL	2,616,300	12,710
*	Central Pattana PCL	9,853,386	12,514
*	Minor International PCL	12,496,880	12,449
*	Charoen Pokphand Foods PCL	14,639,400	9,898
	Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	9,726
*	Delta Electronics Thailand PCL	3,584,400	9,052
	Krung Thai Bank PCL (Foreign)	14,913,137	9,024
	TMB Bank PCL (Foreign)	112,734,300	8,867
*	Airports of Thailand PCL	946,800	8,301
	PTT Global Chemical PCL (Foreign)	4,225,236	8,219
*	Electricity Generating PCL	1,726,400	7,915
	Thai Oil PCL (Foreign)	4,176,800	7,397
	BTS Group Holdings PCL ADR	26,044,600	7,288
*	Land & Houses PCL	23,977,300	6,931
*	BTS Rail Mass Transit Growth Infrastructure Fund	21,059,824	6,647
*	Krung Thai Bank PCL	10,648,900	6,443
	Thai Union Frozen Products PCL (Foreign)	10,402,800	6,437
	Glow Energy PCL (Foreign)	2,486,345	6,427
*	IRPC PCL	46,111,000	6,420
*	BEC World PCL	4,724,200	5,764
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	5,615

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Siam City Cement PCL (Local)	500,717	5,562
*	True Corp. PCL (Foreign)	13,467,523	4,961
	Ratchaburi Electricity Generating Holding PCL	2,674,000	4,862
*	Banpu PCL (Local)	5,470,400	4,808
*	Robinson Department Store PCL	3,384,900	4,791
*	Indorama Ventures PCL (Local)	6,312,600	4,712
*	Thanachart Capital PCL	4,512,200	4,646
	BTS Group Holdings PCL	16,254,048	4,548
	Home Product Center PCL (Foreign)	20,294,238	4,425
*	Bangkok Dusit Medical Services PCL (Local)	6,675,900	4,079
*	Srisawad Power 1979 PCL	3,224,024	4,069
	Bangkok Life Assurance PCL (NVDR)	2,624,120	3,969
*	Tisco Financial Group PCL	2,884,520	3,956
*	Central Plaza Hotel PCL	3,901,800	3,955
	IRPC PCL (Foreign)	28,064,000	3,908
*	TMB Bank PCL	45,636,800	3,590
*	Thaicom PCL	3,197,300	3,553
*	Sino-Thai Engineering & Construction PCL	5,576,242	3,519
*	Bangkok Land PCL	73,759,100	3,409
*	Major Cineplex Group PCL	3,328,532	3,379
*	KCE Electronics PCL	2,054,700	3,358
*	Berli Jucker PCL	2,991,200	3,351
*	Siam Global House PCL (Local)	11,263,475	3,317
*	Thai Oil PCL	1,856,100	3,287
*	VGI Global Media PCL (Local)	23,173,192	3,180
	Indorama Ventures PCL (Foreign)	4,205,648	3,139
*	Hana Microelectronics PCL	2,318,300	3,122
*	Superblock PCL	46,848,100	3,029
*	TPI Polene PCL	34,536,400	3,027
*	Gunkul Engineering PCL	3,454,925	2,894
	BEC World PCL (Foreign)	2,370,905	2,893
	Hana Microelectronics PCL (Foreign)	2,059,900	2,774
*	SPCG PCL	3,359,800	2,770
*	CK Power PCL	26,338,100	2,661
*	Thai Union Frozen Products PCL	4,278,000	2,647
*	Bangchak Petroleum PCL	2,405,200	2,582
*	Samart Corp. PCL	2,823,200	2,556
*	Supalai PCL	4,191,400	2,532
	Jasmine International PCL (Foreign)	15,089,900	2,510
	TTW PCL (Foreign)	6,920,300	2,368
	WHA Corp. PCL (Foreign)	1,860,863	2,361
*	LPN Development PCL	4,347,200	2,261
	Pruksa Real Estate PCL (Foreign)	2,710,500	2,253
*	CH Karnchang PCL	2,930,700	2,235
	Banpu PCL	2,537,400	2,230
	Bangkok Expressway PCL (Foreign)	1,876,200	2,216
	Thoresen Thai Agencies PCL (Foreign)	5,418,772	2,196
*	Chularat Hospital PCL	3,730,116	2,189
*	Bangkok Metro PCL	35,467,500	2,038
*	Thai Vegetable Oil PCL	3,063,738	2,035
	Kiatnakin Bank PCL (Foreign)	1,775,743	1,992
*	MBK PCL	4,610,900	1,985
*	Jasmine International PCL (Local)	11,705,300	1,947
*	Dynasty Ceramic PCL	15,678,400	1,918
*	Amata Corp. PCL	3,541,900	1,917
*	Esso Thailand PCL	9,407,400	1,850
*	Pruksa Real Estate PCL (Local)	2,222,000	1,847
*	Home Product Center PCL (Local)	8,145,347	1,776
*	Thai Reinsurance PCL	19,130,390	1,739
*	Sri Trang Agro-Industry PCL	4,396,300	1,716
*	Italian-Thai Development PCL (Foreign)	7,424,785	1,701
*	TICON Industrial Connection PCL	3,711,600	1,682
*	Glow Energy PCL	624,300	1,614
*	Quality Houses PCL (Local)	16,567,950	1,553

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Bangkok Chain Hospital PCL (Foreign)	5,881,825	1,458
	Quality Houses PCL (Foreign)	14,903,018	1,397
*	GFPT PCL	3,817,900	1,365
*	Thai Airways International PCL (Foreign)	3,415,800	1,303
*	Precious Shipping PCL	3,036,700	1,249
*	Sansiri PCL (Local)	21,477,300	1,228
	VGI Global Media PCL (Foreign)	8,894,080	1,221
*	WHA Corp. PCL (Local)	940,785	1,194
*	Italian-Thai Development PCL (Local)	5,190,000	1,189
*	Cal-Comp Electronics Thailand PCL	10,514,797	1,165
*	TTW PCL	3,352,100	1,147
*	Bangkok Expressway PCL	952,700	1,125
	Univentures PCL (Foreign)	4,060,200	1,019
*	Kiatnakin Bank PCL (Local)	887,400	995
	Asian Property Development PCL (Foreign)	4,332,944	964
*	Thoresen Thai Agencies PCL (Local)	2,263,500	917
	Sansiri PCL (Foreign)	14,838,699	848
	Samart Corp. PCL (Foreign)	810,500	734
	Siam Global House PCL (Foreign)	2,329,227	686
*	Sahaviriya Steel Industries PCL	96,407,100	643
*	Bangkok Chain Hospital PCL (Local)	2,571,800	637
*	Bangkok Life Assurance PCL	402,900	609
*	AP Thailand PCL	2,561,200	570
*	Maybank Kim Eng Securities Thailand PCL	756,900	534
	Bank of Ayudhya PCL	385,253	469
*	Bank of Ayudhya PCL (Local)	354,166	431
*	Tata Steel Thailand PCL	18,449,500	418
*	Thai Airways International PCL	964,500	368
*	Univentures PCL (Local)	1,381,400	347
*	WHA Corp. PCL Warrants Exp. 12/31/2019	201,600	170
*	Minor International Warrants Exp. 11/03/2017	487,890	66
	CK Power PCL Rights Exp. 05/22/2015	6,341,340	65
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	853,604	63
*	Indorama Ventures Warrants Exp. 08/24/2018	656,618	37
	CPN Retail Growth Leasehold Property Fund	45,838	23
*	G Steel PCL	70	—
			872,620
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	15,471,524	49,227
	Akbank TAS	15,023,926	43,773
	BIM Birlesik Magazalar AS	1,654,617	30,633
	Turkcell Iletisim Hizmetleri AS	5,854,225	26,066
	Turkiye Halk Bankasi AS	4,581,827	23,211
	Turkiye Is Bankasi	9,886,814	22,231
	KOC Holding AS	4,669,129	22,083
	Haci Omer Sabanci Holding AS (Bearer)	6,010,881	21,974
*	Tupras Turkiye Petrol Rafinerileri AS	897,051	21,789
	Eregli Demir ve Celik Fabrikalari TAS	10,053,072	16,965
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,357,159	16,584
	Turkiye Vakiflar Bankasi TAO	7,734,558	13,723
*	Turk Hava Yollari AO	4,099,307	13,598
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,417,917	11,937
	Turk Telekomunikasyon AS	3,859,098	10,666
	Yapi ve Kredi Bankasi AS	6,455,533	10,108
*	TAV Havalimanlari Holding AS	1,108,347	9,744
	Ulker Biskuvi Sanayi AS	1,111,314	8,492
	Coca-Cola Icecek AS	487,612	8,260
	Enka Insaat ve Sanayi AS	3,425,944	7,363
	Arcelik AS	1,305,957	7,035
	Ford Otomotiv Sanayi AS	520,869	6,446
	Tofas Turk Otomobil Fabrikasi AS	891,709	5,465
	Turkiye Sise ve Cam Fabrikalari AS	3,729,597	4,766
	Petkim Petrokimya Holding AS	3,113,013	4,375
	Turkiye Sinai Kalkinma Bankasi AS	5,094,500	3,846

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Koza Altin Isletmeleri AS	332,219	3,470
	Aselsan Elektronik Sanayi Ve Ticaret AS	594,262	3,099
	Yazicilar Holding AS Class A	330,486	2,960
	Turk Traktor ve Ziraat Makineleri AS	95,382	2,850
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	3,869,253	2,667
	Dogus Otomotiv Servis ve Ticaret AS	531,995	2,587
*	Pegasus Hava Tasimaciligi AS	244,440	2,412
	Aygaz AS	615,197	2,254
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,791,642	2,241
	Cimsa Cimento Sanayi VE Ticaret AS	352,808	2,165
*	Migros Ticaret AS	269,459	2,156
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,971,578	2,127
	Trakya Cam Sanayii AS	1,741,743	2,097
	Aksa Akrilik Kimya Sanayii AS	468,079	1,890
	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,489	1,860
*	Asya Katilim Bankasi AS	5,685,600	1,830
	Aksigorta AS	2,007,314	1,788
*	Sekerbank TAS	2,624,034	1,761
	Akcansa Cimento AS	278,233	1,711
*	Aksa Enerji Uretim AS Class B	1,612,521	1,635
*	Tekfen Holding AS	854,829	1,598
	Gubre Fabrikalari TAS	594,563	1,588
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,688,864	1,516
	Akfen Holding AS	596,177	1,499
	Is Gayrimenkul Yatirim Ortakligi AS	2,119,700	1,346
*	Dogan Sirketler Grubu Holding AS	5,664,568	1,292
*	NET Holding AS	1,037,791	1,191
	Albaraka Turk Katilim Bankasi AS	1,743,718	1,127
*	Vestel Elektronik Sanayi ve Ticaret AS	497,282	1,027
	Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	977
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	802
*	Zorlu Enerji Elektrik Uretim AS	1,011,368	780
	Bizim Toptan Satis Magazalari AS	130,763	772
*	Adana Cimento Sanayii TAS Class A	262,407	686
	Alarko Holding AS	409,805	624
	Konya Cimento Sanayii AS	5,062	575
*	Akenerji Elektrik Uretim AS	1,321,807	549
	Vakif Gayrimenkul Yatirim Ortakligi AS	543,064	538
	Turcas Petrol AS	603,765	510
	Anadolu Cam Sanayii AS	583,540	430
*	Ihlas Holding AS	3,143,110	318
			485,665
United Arab Emirates (0.2%)
	Emaar Properties PJSC	25,945,924	57,535
	First Gulf Bank PJSC	8,310,539	34,370
	DP World Ltd.	1,224,821	28,215
	Abu Dhabi Commercial Bank PJSC	13,777,587	27,786
	Aldar Properties PJSC	23,300,439	17,303
	Union National Bank PJSC	8,115,023	15,073
	Dubai Islamic Bank PJSC	7,428,139	13,940
*	Emaar Malls Group PJSC	15,492,550	13,529
*	Arabtec Holding PJSC	15,960,918	12,641
	Air Arabia PJSC	17,131,723	7,604
	Dubai Financial Market PJSC	11,950,631	7,018
	Dubai Investments PJSC	6,110,497	5,080
	Al Waha Capital PJSC	7,172,979	5,046
*	Dana Gas PJSC	25,104,636	3,438
*	Deyaar Development PJSC	11,871,087	2,935
*	Union Properties PJSC	6,794,571	2,773
*	Eshraq Properties Co. PJSC	9,153,548	2,548
*	Agthia Group PJSC	1,190,073	2,488
*	Drake & Scull International PJSC	8,467,529	2,000
	RAK Properties PJSC	8,146,479	1,651
	National Central Cooling Co. PJSC	3,153,083	1,079

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

		Market
		Value
	Shares	($000)
Aramex PJSC	733,646	694
* Islamic Arab Insurance Co.	3,859,941	624
		265,370
United Kingdom (14.4%)
HSBC Holdings plc	143,826,827	1,436,772
BP plc	134,588,491	970,715
Royal Dutch Shell plc Class A	26,640,981	840,005
GlaxoSmithKline plc	35,878,678	828,686
British American Tobacco plc	13,755,998	755,811
Vodafone Group plc	196,054,420	690,747
AstraZeneca plc	9,312,884	639,117
Royal Dutch Shell plc Class B	18,099,692	579,482
Diageo plc	18,588,918	516,077
Barclays plc	120,999,838	473,410
Lloyds Banking Group plc	398,924,681	472,442
Prudential plc	18,833,527	468,913
BG Group plc	25,119,891	455,015
BT Group plc	61,774,887	430,858
Reckitt Benckiser Group plc	4,761,727	423,819
Rio Tinto plc	9,209,239	412,127
Unilever plc	8,905,549	390,374
BHP Billiton plc	15,591,649	374,772
National Grid plc	27,844,860	374,610
Glencore plc	78,781,802	374,262
SABMiller plc	6,978,563	369,399
Shire plc	4,339,558	352,651
Imperial Tobacco Group plc	7,112,599	347,315
Standard Chartered plc	14,938,866	244,584
Aviva plc	29,177,511	234,749
WPP plc	9,687,028	225,918
Rolls-Royce Holdings plc	13,806,465	220,117
Compass Group plc	12,306,803	217,558
Tesco plc	59,917,006	201,962
BAE Systems plc	23,330,108	180,745
ARM Holdings plc	10,411,366	176,905
Legal & General Group plc	43,802,182	174,119
SSE plc	7,283,276	172,569
Anglo American plc London Shares	9,641,288	163,349
CRH plc (Dublin Shares)	5,441,552	152,895
Centrica plc	36,681,915	143,225
Reed Elsevier plc	8,356,201	138,299
Experian plc	7,327,355	130,870
Old Mutual plc	36,094,106	129,475
Sky plc	7,743,932	127,683
Next plc	1,085,220	122,013
Pearson plc	6,005,389	121,363
Wolseley plc	1,952,142	115,459
Smith & Nephew plc	6,625,038	112,755
Associated British Foods plc	2,568,904	112,155
Land Securities Group plc	5,798,390	110,962
ITV plc	27,593,959	107,135
Whitbread plc	1,329,275	106,741
Standard Life plc	14,420,549	103,082
Marks & Spencer Group plc	12,130,519	102,728
British Land Co. plc	7,459,726	95,010
Kingfisher plc	17,470,354	93,861
London Stock Exchange Group plc	2,301,126	89,573
Burberry Group plc	3,267,641	87,113
Capita plc	4,882,925	85,468
* Royal Bank of Scotland Group plc	15,917,490	82,470
Johnson Matthey plc	1,512,104	77,313
United Utilities Group plc	5,031,664	74,853
InterContinental Hotels Group plc	1,744,910	74,623
Bunzl plc	2,451,834	68,940

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Royal Dutch Shell plc Class A (Amsterdam Shares)	2,104,917	66,741
	GKN plc	12,030,190	64,526
	Ashtead Group plc	3,706,732	63,562
*	International Consolidated Airlines Group SA (London Shares)	7,510,366	62,289
	Carnival plc	1,348,228	61,341
	Taylor Wimpey plc	23,851,269	60,563
	Hammerson plc	5,798,316	59,408
	Sage Group plc	7,965,889	59,229
	Persimmon plc	2,258,746	58,647
	Travis Perkins plc	1,826,289	58,049
	Barratt Developments plc	7,274,714	57,713
	Severn Trent plc	1,759,804	57,307
	3i Group plc	7,124,366	55,191
	Mondi plc	2,715,345	54,981
	Direct Line Insurance Group plc	11,082,167	54,104
	Aberdeen Asset Management plc	7,355,619	53,413
	Randgold Resources Ltd.	686,930	52,276
	St. James's Place plc	3,779,270	51,552
	G4S plc	11,478,648	51,488
	Inmarsat plc	3,305,273	50,897
	Smiths Group plc	2,901,078	50,788
	Provident Financial plc	1,076,496	49,655
	RSA Insurance Group plc	7,485,174	48,967
	Meggitt plc	5,947,244	48,062
	Dixons Carphone plc	7,359,509	47,762
	Intertek Group plc	1,189,052	47,522
	Rexam plc	5,155,089	45,756
	WM Morrison Supermarkets plc	16,014,247	45,662
	Weir Group plc	1,562,237	44,915
	Aggreko plc	1,768,645	44,615
	easyJet plc	1,600,533	44,256
	J Sainsbury plc	10,433,322	43,383
	Croda International plc	998,158	43,317
	Tullow Oil plc	6,650,840	42,227
	Inchcape plc	3,281,441	41,741
	Schroders plc	831,404	41,237
	Informa plc	4,773,335	40,653
	Amec Foster Wheeler plc	2,886,538	40,415
	DCC plc	619,300	39,396
	Derwent London plc	734,835	38,679
	IMI plc	2,014,892	38,611
	Pennon Group plc	2,932,830	38,492
	Cobham plc	8,374,129	37,989
	DS Smith plc	6,927,881	37,043
	Berkeley Group Holdings plc	932,419	35,901
	Segro plc	5,464,315	35,898
	Investec plc	3,744,017	35,752
	Intu Properties plc	6,798,909	35,668
	William Hill plc	6,444,019	35,604
2	Merlin Entertainments plc	5,227,942	34,931
	TUI AG	1,859,398	34,672
	Admiral Group plc	1,446,723	34,498
	Man Group plc	11,613,333	34,242
	ICAP plc	3,970,604	33,757
	Rightmove plc	685,172	33,169
	Henderson Group plc	7,767,914	33,146
	Royal Mail plc	4,579,292	32,717
	Howden Joinery Group plc	4,560,011	32,462
	Capital & Counties Properties plc	5,337,800	32,270
	Antofagasta plc	2,628,582	31,463
	Tate & Lyle plc	3,438,674	31,327
	Hikma Pharmaceuticals plc	996,230	31,155
*	BTG plc	2,819,066	31,106
	Great Portland Estates plc	2,532,166	30,911

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
*	Coca-Cola HBC AG	1,451,961	30,632
	Halma plc	2,777,030	30,245
	Hargreaves Lansdown plc	1,601,990	30,093
	IG Group Holdings plc	2,667,313	30,075
	Melrose Industries plc	7,311,414	29,670
	Spirax-Sarco Engineering plc	556,851	28,825
	Spectris plc	872,080	28,662
*	AA plc	4,472,393	28,586
	John Wood Group plc	2,709,662	28,550
	Babcock International Group plc	1,848,909	28,521
	Essentra plc	1,911,448	28,059
	UBM plc	3,241,584	27,983
	Catlin Group Ltd.	2,537,810	27,600
	Rentokil Initial plc	13,352,770	27,463
	Bellway plc	902,737	27,445
	Daily Mail & General Trust plc	1,954,801	26,872
	Booker Group plc	11,958,172	26,474
	Shaftesbury plc	2,053,506	26,409
*	Hiscox Ltd.	2,056,035	25,905
	Close Brothers Group plc	1,104,990	25,830
	Amlin plc	3,679,809	25,788
	Petrofac Ltd.	1,920,645	25,636
	Hays plc	10,360,782	24,352
	TUI AG-DI	1,278,422	23,831
	Micro Focus International plc	1,221,127	23,503
*	Thomas Cook Group plc	10,704,054	23,478
	Intermediate Capital Group plc	2,880,513	23,265
	Rotork plc	640,313	23,106
*	Betfair Group plc	605,548	21,578
^	TalkTalk Telecom Group plc	3,848,648	21,515
	Phoenix Group Holdings	1,660,768	21,433
	Cable & Wireless Communications plc	20,490,469	21,122
^	Greene King plc	1,602,208	20,370
	Jupiter Fund Management plc	3,079,557	20,277
	Telecity Group plc	1,492,704	20,248
	Berendsen plc	1,262,084	20,064
	Grafton Group plc	1,576,482	19,895
	Britvic plc	1,754,812	19,488
	Balfour Beatty plc	5,068,175	18,759
	BBA Aviation plc	3,507,175	18,454
	WH Smith plc	838,782	18,403
	Michael Page International plc	2,242,239	18,267
	Victrex plc	596,228	18,046
	Drax Group plc	2,938,982	17,957
*	Sports Direct International plc	1,867,686	17,654
	Regus plc	4,621,983	17,653
	Playtech plc	1,396,947	17,550
	Stagecoach Group plc	3,117,257	17,325
	RPC Group plc	1,838,349	16,895
*	Just Eat plc	2,374,820	16,654
^	Serco Group plc	8,041,941	16,429
	Greencore Group plc	3,011,749	16,344
	CSR plc	1,211,381	16,330
	Beazley plc	3,796,518	16,327
*	Ocado Group plc	2,964,957	16,095
^	Carillion plc	3,203,441	15,983
	CRH plc (London Shares)	568,406	15,883
	Elementis plc	3,392,117	15,786
	Home Retail Group plc	6,054,970	15,473
	WS Atkins plc	741,376	15,212
	Restaurant Group plc	1,462,976	15,204
	UNITE Group plc	1,632,251	14,998
	Senior plc	3,090,917	14,842
	Kennedy Wilson Europe Real Estate plc	865,376	14,823

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Bodycote plc	1,406,205	14,810
	Jardine Lloyd Thompson Group plc	905,735	14,750
	Paragon Group of Cos. plc	2,251,945	14,728
*	Indivior plc	4,778,365	14,614
	Pace plc	2,284,182	14,482
*	UDG Healthcare plc	1,768,808	14,455
	Bovis Homes Group plc	1,002,590	14,275
	QinetiQ Group plc	4,567,170	14,135
	Synergy Health plc	416,495	14,126
	Moneysupermarket.com Group plc	3,285,218	14,077
*	Polyus Gold International Ltd.	4,862,176	14,030
	Vesuvius plc	2,014,370	14,009
	Fresnillo plc	1,258,289	13,956
	Galliford Try plc	606,147	13,948
	Ultra Electronics Holdings plc	516,779	13,743
^	Ashmore Group plc	2,904,217	13,729
	Lancashire Holdings Ltd.	1,398,952	13,676
	National Express Group plc	3,098,344	13,645
	Greggs plc	749,041	13,613
*	Firstgroup plc	8,823,183	13,402
	International Personal Finance plc	1,721,344	13,091
^	Polymetal International plc	1,586,326	12,885
	Debenhams plc	9,082,420	12,477
*	SSP Group plc	2,698,931	12,333
	Crest Nicholson Holdings plc	1,785,837	12,261
	Domino's Pizza Group plc	1,010,308	12,223
	SIG plc	4,111,482	12,219
	AVEVA Group plc	471,371	12,197
	Mitie Group plc	2,731,829	11,984
	Electrocomponents plc	3,238,883	11,967
	Go-Ahead Group plc	311,452	11,760
	Domino Printing Sciences plc	836,381	11,734
	HomeServe plc	2,002,434	11,702
	Savills plc	916,928	11,613
*	Cairn Energy plc	4,202,893	11,451
*	Dignity plc	365,553	11,403
*	Mitchells & Butlers plc	1,749,536	11,174
	Workspace Group plc	862,218	11,133
	Londonmetric Property plc	4,354,768	11,026
*	Genel Energy plc	1,136,678	10,930
	Morgan Advanced Materials plc	2,123,236	10,906
*	Ophir Energy plc	5,000,354	10,901
	Laird plc	1,977,220	10,874
*	Evraz plc	3,742,211	10,868
	Big Yellow Group plc	1,054,653	10,783
	Ladbrokes plc	6,845,836	10,714
*	SVG Capital plc	1,387,283	10,617
	Cineworld Group plc	1,419,636	10,603
	Diploma plc	845,355	10,369
	Marston's plc	4,257,763	10,354
	Renishaw plc	269,889	10,351
	Dechra Pharmaceuticals plc	656,191	10,314
	Brewin Dolphin Holdings plc	1,972,271	10,243
	Halfords Group plc	1,457,597	10,151
*	Premier Oil plc	3,744,922	10,019
	Grainger plc	3,059,591	9,923
	Kier Group plc	396,685	9,840
	Synthomer plc	1,972,119	9,654
	Fidessa Group plc	282,371	9,639
	Northgate plc	970,236	9,610
*,2	TSB Banking Group plc	1,871,039	9,599
	Tullett Prebon plc	1,747,846	9,571
	Genus plc	450,935	9,334
	Interserve plc	1,053,501	9,331

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

			Market
			Value
		Shares	($000)
	Dunelm Group plc	673,240	9,269
	Countrywide plc	1,137,540	9,131
*	Saga plc	3,091,348	9,116
	Hunting plc	1,012,598	9,092
	Hansteen Holdings plc	5,028,432	9,087
	Redrow plc	1,599,523	9,060
*,2	Spire Healthcare Group plc	1,809,793	8,864
	ST Modwen Properties plc	1,313,187	8,751
*	Alent plc	1,565,312	8,693
	F&C Commercial Property Trust Ltd.	3,931,819	8,459
	Spirit Pub Co. plc	4,865,002	8,367
	Ted Baker plc	191,382	8,359
	HellermannTyton Group plc	1,535,440	8,107
	Premier Farnell plc	2,720,505	7,938
	Centamin plc	8,082,950	7,894
	Keller Group plc	512,807	7,844
	Al Noor Hospitals Group plc	561,616	7,735
*	Petra Diamonds Ltd.	3,212,463	7,705
*	KAZ Minerals plc	1,907,758	7,587
	J D Wetherspoon plc	651,178	7,587
	Card Factory plc	1,554,619	7,538
*,^	Lonmin plc	3,288,210	7,269
	Entertainment One Ltd.	1,505,991	7,255
^	Vedanta Resources plc	754,955	7,251
	Dairy Crest Group plc	1,003,328	7,015
	Bank of Georgia Holdings plc	246,852	6,779
*	Enterprise Inns plc	3,768,326	6,737
	Bwin.Party Digital Entertainment plc	5,075,589	6,494
	Poundland Group plc	1,349,928	6,481
	Foxtons Group plc	1,896,044	6,390
	Redefine International PLC	7,091,697	6,372
	De La Rue plc	745,372	6,264
	Pets at Home Group plc	1,561,668	6,234
	Spirent Communications plc	4,459,589	5,970
	N Brown Group plc	1,125,374	5,908
	esure Group plc	1,745,443	5,852
*	Allied Minds plc	552,901	5,519
*,^	Imagination Technologies Group plc	1,829,402	5,498
*	Colt Group SA	2,402,482	5,492
	Oxford Instruments plc	380,780	5,421
	Devro plc	1,201,053	5,378
	Kcom Group plc	3,814,149	5,362
	NMC Health plc	453,635	5,292
	RPS Group plc	1,613,584	5,274
*	Computacenter plc	490,299	5,264
^	Telecom Plus plc	436,704	5,129
	ITE Group plc	1,714,548	4,945
	Acacia Mining plc	1,099,071	4,874
	Chemring Group plc	1,459,899	4,797
	Shanks Group plc	2,921,365	4,782
	Just Retirement Group plc	1,733,013	4,637
	Picton Property Income Ltd.	4,051,934	4,587
	Chesnara plc	930,184	4,569
	Soco International plc	1,633,340	4,517
	Fenner plc	1,403,073	4,509
2	Zoopla Property Group plc	1,370,106	4,506
	UK Commercial Property Trust Ltd.	3,178,597	4,478
	Speedy Hire plc	3,940,668	4,476
	Connect Group plc	1,815,999	4,420
	Helical Bar plc	722,509	4,311
*	EnQuest plc	5,346,644	4,296
	SDL plc	576,558	4,119
*	Lamprell plc	1,862,298	4,011
	APR Energy plc	698,363	3,876

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015

						Market
						Value
					Shares	($000)
*,^	AO World plc				1,348,794	3,866
	Xaar plc				553,529	3,725
*	Premier Foods plc				5,278,090	3,725
*	Mothercare plc				1,090,539	3,715
*	SuperGroup plc				231,281	3,658
	Schroder REIT Ltd.				3,841,475	3,624
	Stobart Group Ltd.				2,160,047	3,583
	Development Securities plc				920,587	3,575
	Cape plc				863,463	3,499
2	Brit plc				791,883	3,370
	Morgan Sindall Group plc				278,916	3,354
	Xchanging plc				1,778,096	3,326
	Daejan Holdings plc				36,711	3,050
	888 Holdings plc				1,028,966	2,527
	Partnership Assurance Group plc				1,001,941	2,114
	Infinis Energy plc				703,126	2,052
*,^	Hochschild Mining plc				1,340,929	2,011
*	Gem Diamonds Ltd.				863,646	1,847
	Ferrexpo plc				1,168,471	1,401
*	Aquarius Platinum Ltd.				8,817,863	1,198
*,^	Afren plc				7,677,368	391
	Anglo Pacific Group plc				15,690	23
						23,450,042
Total Common Stocks (Cost $144,907,840)						161,740,260

					Face
			Maturity		Amount
		Coupon	Date	Currency	($000)
Other Investments (0.0%) [1]
India (0.0%)
5	NTPC Ltd. (Cost $2,418)	8.490%	3/25/25	INR	13,855	2,770

					Shares
Temporary Cash Investments (4.1%)[1]
Money Market Fund (4.0%)
6,7	Vanguard Market Liquidity Fund	0.121%			6,525,201,895	6,525,202

					Face
			Maturity		Amount
		Coupon	Date		($000)
U.S. Government and Agency Obligations (0.1%)
8	Fannie Mae Discount Notes	0.170%	6/17/15		500	500
8	Fannie Mae Discount Notes	0.070%	7/15/15		7,700	7,698
9	Federal Home Loan Bank Discount Notes	0.060%	5/8/15		2,000	2,000
9	Federal Home Loan Bank Discount Notes	0.065%-0.080%	5/13/15		13,000	13,000
9	Federal Home Loan Bank Discount Notes	0.070%	5/14/15		7,500	7,500
9	Federal Home Loan Bank Discount Notes	0.070%	5/15/15		5,000	5,000
9,10	Federal Home Loan Bank Discount Notes	0.160%	5/29/15		4,000	4,000
9	Federal Home Loan Bank Discount Notes	0.109%	6/17/15		3,000	2,999
9,10	Federal Home Loan Bank Discount Notes	0.100%-0.130%	7/24/15		40,000	39,990
9,10	Federal Home Loan Bank Discount Notes	0.135%	8/28/15		8,000	7,996
8,10	Freddie Mac Discount Notes	0.131%	6/8/15		2,000	2,000
						92,683
Total Temporary Cash Investments (Cost $6,617,885)						6,617,885

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2015
Total Investments (103.6%) (Cost $151,528,143)	168,360,915
Other Assets and Liabilities—Net (-3.6%)[7]	(5,812,597)
Net Assets (100%)	162,548,318

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,651,049,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock, other investments, and temporary cash investment positions represent 100.0%, 0.0%, and
3.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $300,304,000, representing 0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Security is not classified by the fund’s benchmark index.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $6,012,430,000 of collateral received for securities on loan.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
10 Securities with a value of $46,788,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1132 062015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.